UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

REITS — APARTMENTS — 18.23%
American Campus Communities Inc.	980,470	$45,660,488
AvalonBay Communities Inc.	1,060,085	137,588,432
Camden Property Trust	795,695	55,213,276
Equity Residential	3,044,846	168,654,020
Essex Property Trust Inc.[a]	346,658	53,309,067
UDR Inc.[a]	2,380,083	56,860,183

		517,285,466
REITS — DIVERSIFIED — 9.11%
Digital Realty Trust Inc.[a]	1,161,055	78,847,245
Liberty Property Trust[a]	1,119,228	43,840,161
Vornado Realty Trust	1,608,984	135,894,789

		258,582,195
REITS — HEALTH CARE — 18.95%
HCP Inc.	4,296,023	199,292,507
Health Care REIT Inc.	2,422,229	152,212,870
Ventas Inc.	2,809,769	186,259,587

		537,764,964
REITS — HOTELS — 4.07%
Host Hotels & Resorts Inc.[a]	6,876,021	115,448,393

		115,448,393
REITS — OFFICE PROPERTY — 11.91%
Alexandria Real Estate Equities Inc.[a]	597,704	43,333,540
Boston Properties Inc.	1,434,510	151,025,213
Corporate Office Properties Trust[a]	757,101	20,032,892
Douglas Emmett Inc.[a]	1,237,875	28,867,245
Highwoods Properties Inc.[a]	721,140	25,961,040
SL Green Realty Corp.[a]	853,920	68,638,090

		337,858,020
REITS — REGIONAL MALLS — 16.22%
General Growth Properties Inc.	4,284,483	83,633,108
Macerich Co. (The)[a]	1,267,012	75,665,957
Simon Property Group Inc.	1,383,548	221,616,719
Tanger Factory Outlet Centers Inc.[a]	894,228	31,673,556
Taubman Centers Inc.	584,343	47,623,954

		460,213,294
REITS — SHOPPING CENTERS — 7.70%
Federal Realty Investment Trust	610,248	64,594,751
Kimco Realty Corp.[a]	3,873,205	80,446,468
Regency Centers Corp.	856,385	42,673,664
Weingarten Realty Investors[a]	1,062,649	30,646,797

		218,361,680

Security	Shares	Value

REITS — STORAGE — 7.44%
Public Storage	1,371,170	$211,064,198

		211,064,198
REITS — WAREHOUSE/INDUSTRIAL — 6.16%
Prologis Inc.	4,383,269	174,892,433

		174,892,433

TOTAL COMMON STOCKS (Cost: $2,571,997,447)		2,831,470,643

SHORT-TERM INVESTMENTS — 12.87%

MONEY MARKET FUNDS — 12.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c,d]	337,805,290	337,805,290
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	23,642,220	23,642,220
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	3,664,611	3,664,611

		365,112,121

TOTAL SHORT-TERM INVESTMENTS (Cost: $365,112,121)		365,112,121

TOTAL INVESTMENTS IN SECURITIES — 112.66% (Cost: $2,937,109,568)		3,196,582,764
Other Assets, Less Liabilities — (12.66)%		(359,274,730)

NET ASSETS — 100.00%		$2,837,308,034

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

1

Schedule of Investments (Unaudited)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.91%

AUSTRALIA — 20.74%
Amcor Ltd.	876,570	$7,680,172
APA Group	1,155,348	6,953,343
Australia and New Zealand Banking Group Ltd.	1,078,708	29,906,385
Bradken Ltd.	1,504,060	9,789,371
Commonwealth Bank of Australia	1,003,984	67,492,382
David Jones Ltd.	1,323,956	3,452,380
Metcash Ltd.	1,610,398	6,399,753
Monadelphous Group Ltd.	1,031,766	28,669,523
Myer Holdings Ltd.	1,735,896	4,508,459
National Australia Bank Ltd.	1,335,452	38,110,919
Orica Ltd.	839,208	22,434,855
SP AusNet	1,419,756	1,703,008
Stockland Corp. Ltd.	1,300,006	4,678,100
Suncorp Group Ltd.	733,828	8,113,443
Sydney Airport	1,166,844	3,858,132
Tatts Group Ltd.	1,505,976	5,120,834
Telstra Corp. Ltd.	1,337,368	6,416,731
UGL Ltd.	1,188,878	13,801,856
Wesfarmers Ltd.	850,704	33,363,481
Westfield Group	875,612	10,210,771
Westpac Banking Corp.	1,174,508	34,350,972

		347,014,870
AUSTRIA — 2.66%
Oesterreichische Post AG	541,270	23,639,597
OMV AG	379,368	15,633,997
Telekom Austria AG	703,172	5,204,807

		44,478,401
BELGIUM — 1.27%
Belgacom SA	695,508	21,222,962

		21,222,962
CANADA — 4.31%
Bank of Montreal	295,064	18,607,480
Crescent Point Energy Corp.	442,596	17,095,013
Emera Inc.	257,702	9,169,274
Manitoba Telecom Services Inc.	318,056	10,568,432
Russel Metals Inc.	315,182	8,841,568
TELUS Corp.	116,550	7,863,347

		72,145,114
FINLAND — 4.39%
Fortum OYJ	801,846	15,031,150
Konecranes OYJ	454,092	15,255,506
Metso OYJ	650,482	29,111,313
Stora Enso OYJ Class R	647,608	4,619,474
UPM-Kymmene OYJ	770,232	9,404,382

		73,421,825

Security	Shares	Value

FRANCE — 11.73%
Bouygues SA	735,744	$20,882,780
France Telecom SA	1,601,776	18,181,073
GDF Suez	966,622	19,825,708
Lagardere SCA	518,278	18,734,474
Neopost SA	1,010,690	57,620,208
Societe Television Francaise 1	613,120	7,407,012
Total SA	586,296	31,777,798
Veolia Environnement	764,484	9,854,093
Vivendi SA	556,598	11,929,750

		196,212,896
GERMANY — 2.54%
Deutsche Telekom AG Registered	709,878	8,724,323
RWE AG	546,060	20,535,538
Wincor Nixdorf AG	253,870	13,256,874

		42,516,735
GREECE — 4.40%
Hellenic Petroleum SA	1,944,740	21,804,652
Motor Oil (Hellas) Corinth Refineries SA	1,511,724	17,442,109
OPAP SA	3,983,364	34,442,684

		73,689,445
HONG KONG — 2.03%
CLP Holdings Ltd.	958,000	8,146,490
Television Broadcasts Ltd.	958,000	7,065,644
VTech Holdings Ltd.	1,628,600	18,762,866

		33,975,000
ITALY — 5.40%
Enel SpA	2,982,254	13,002,526
Eni SpA	2,101,852	52,752,932
Snam SpA	2,450,564	12,387,489
Telecom Italia SpA	2,175,618	2,161,729
Terna SpA	2,378,714	10,022,395

		90,327,071
JAPAN — 1.17%
Eisai Co. Ltd.	215,200	9,432,391
Ono Pharmaceutical Co. Ltd.	191,600	10,109,073

		19,541,464
NETHERLANDS — 2.82%
CSM NV CVA	1,114,154	25,800,719
Koninklijke KPN NV	3,802,302	21,398,507

		47,199,226
NEW ZEALAND — 2.64%
Fletcher Building Ltd.	3,132,660	25,061,701
Telecom Corp. of New Zealand Ltd.	9,392,232	19,139,954

		44,201,655

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

January 31, 2013

Security	Shares	Value

NORWAY — 1.99%
Fred Olsen Energy ASA	250,996	$11,966,491
Seadrill Ltd.	540,312	21,348,169

		33,314,660
PORTUGAL — 1.45%
Energias de Portugal SA	7,501,140	24,182,347

		24,182,347
SINGAPORE — 2.24%
Keppel Corp. Ltd.	2,102,000	19,529,003
Keppel Land Ltd.	2,592,000	8,920,601
StarHub Ltd.	2,874,000	9,055,259

		37,504,863
SPAIN — 3.75%
Gas Natural SDG SA	1,122,776	22,411,231
Indra Sistemas SA	1,563,456	20,434,989
Mapfre SA	1,094,994	3,375,487
Telefonica SA	1,134,272	16,443,567

		62,665,274
SWEDEN — 5.05%
Hennes & Mauritz AB Class B	791,308	29,124,850
NCC AB Class B	1,344,074	31,304,202
Peab AB	1,208,038	6,287,850
Securitas AB Class B	982,908	9,183,241
TeliaSonera AB	1,190,794	8,587,880

		84,488,023
SWITZERLAND — 2.03%
Swisscom AG Registered	43,110	19,104,761
Zurich Insurance Group AG	51,732	14,874,726

		33,979,487
UNITED KINGDOM — 16.30%
Aviva PLC	1,710,030	9,941,846
BAE Systems PLC	1,341,200	7,221,270
British American Tobacco PLC	980,992	51,060,931
Cable & Wireless Communications PLC	3,435,388	2,227,129
Carillion PLC	1,324,914	6,415,184
Catlin Group Ltd.	1,435,084	11,888,197
Close Brothers Group PLC	1,191,752	18,677,336
Dairy Crest Group PLC	1,313,418	8,670,938
FirstGroup PLC	3,013,868	9,269,970
Halfords Group PLC	1,539,506	8,313,395
HSBC Holdings PLC	970,454	11,027,187
National Grid PLC	1,366,108	14,977,164
Provident Financial PLC	1,287,552	29,477,073
Royal Dutch Shell PLC Class A	1,245,400	44,139,082
RSA Insurance Group PLC	1,890,134	3,946,669
SSE PLC	1,383,352	31,121,999

Security	Shares	Value

Vodafone Group PLC	1,562,498	$4,263,367

		272,638,737

TOTAL COMMON STOCKS
(Cost: $1,503,041,005)		1,654,720,055

PREFERRED STOCKS — 0.88%

GERMANY — 0.88%
ProSiebenSat.1 Media AG	431,100	14,740,552

		14,740,552

TOTAL PREFERRED STOCKS
(Cost: $9,118,666)		14,740,552

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[a,b]	3,613,529	3,613,529

		3,613,529

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,613,529)		3,613,529

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $1,515,773,200)		1,673,074,136
Other Assets, Less Liabilities — (0.01)%		(187,909)

NET ASSETS — 100.00%		$1,672,886,227

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

3

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.45%

AEROSPACE & DEFENSE — 5.01%
General Dynamics Corp.	1,909,695	$126,612,779
Lockheed Martin Corp.	3,280,081	284,940,636
Northrop Grumman Corp.	2,093,712	136,175,028

		547,728,443
AGRICULTURE — 5.91%
Altria Group Inc.	3,410,199	114,855,502
Lorillard Inc.	9,916,776	387,448,439
Universal Corp.[a]	2,641,806	143,661,410

		645,965,351
BANKS — 4.02%
Bank of Hawaii Corp.[a]	2,761,468	132,798,996
BB&T Corp.	1,933,480	58,545,774
F.N.B. Corp.	3,397,868	39,381,290
FirstMerit Corp.	3,281,435	49,976,255
Trustmark Corp.	2,866,482	66,301,729
United Bankshares Inc.	1,717,426	43,777,189
Valley National Bancorp	5,034,816	49,290,849

		440,072,082
BEVERAGES — 0.59%
Coca-Cola Co. (The)	1,738,603	64,745,576

		64,745,576
BIOTECHNOLOGY — 0.33%
PDL BioPharma Inc.	5,224,624	35,945,413

		35,945,413
CHEMICALS — 4.03%
International Flavors & Fragrances Inc.	1,329,046	93,604,710
Olin Corp.	2,437,009	56,684,829
PPG Industries Inc.[b]	1,194,204	164,644,906
RPM International Inc.	2,036,110	63,546,993
Sensient Technologies Corp.	1,620,960	61,758,576

		440,240,014
COMMERCIAL SERVICES — 1.36%
Deluxe Corp.	2,170,256	79,843,718
R.R. Donnelley & Sons Co.[b]	7,434,320	68,395,744

		148,239,462
COMPUTERS — 1.08%
Seagate Technology PLC	3,471,412	117,958,580

		117,958,580
DISTRIBUTION & WHOLESALE — 2.76%
Genuine Parts Co.	2,018,060	137,288,622

Security	Shares	Value

Watsco Inc.[a]	2,188,367	$164,893,453

		302,182,075
DIVERSIFIED FINANCIAL SERVICES — 1.06%
NYSE Euronext Inc.	3,342,807	115,560,838

		115,560,838
ELECTRIC — 25.60%
Alliant Energy Corp.	2,632,616	120,679,117
American Electric Power Co. Inc.	2,777,888	125,810,548
Avista Corp.[a]	3,193,500	82,583,910
Black Hills Corp.[a]	2,695,583	108,766,774
Cleco Corp.	2,195,357	93,851,512
CMS Energy Corp.	2,412,903	62,011,607
Dominion Resources Inc.	2,635,845	142,625,573
DTE Energy Co.	2,612,536	165,399,654
Edison International	1,818,676	87,641,996
Entergy Corp.	3,356,144	216,806,902
Exelon Corp.	4,556,679	143,261,988
FirstEnergy Corp.	3,445,926	139,525,544
Integrys Energy Group Inc.	3,309,153	180,977,578
NextEra Energy Inc.	2,175,990	156,780,079
Northeast Utilities	2,214,696	90,204,568
OGE Energy Corp.	1,890,368	110,983,505
PG&E Corp.	2,875,536	122,612,855
Pinnacle West Capital Corp.	2,749,804	146,784,538
PPL Corp.	3,120,091	94,507,556
Public Service Enterprise Group Inc.	3,056,526	95,302,481
SCANA Corp.	2,791,240	130,657,944
TECO Energy Inc.	3,424,154	60,847,217
UNS Energy Corp.[a]	2,665,664	120,727,923

		2,799,351,369
ELECTRICAL COMPONENTS & EQUIPMENT — 2.22%
Emerson Electric Co.	2,031,189	116,285,570
Hubbell Inc. Class B	1,390,939	126,644,996

		242,930,566
ELECTRONICS — 2.01%
Garmin Ltd.[b]	2,779,034	105,297,598
Honeywell International Inc.	1,675,848	114,359,868

		219,657,466
ENTERTAINMENT — 0.52%
Cinemark Holdings Inc.	2,002,527	56,351,110

		56,351,110
ENVIRONMENTAL CONTROL — 1.51%
Republic Services Inc.	2,046,997	65,278,734
Waste Management Inc.	2,735,847	99,530,114

		164,808,848
FOOD — 3.03%
General Mills Inc.	2,045,115	85,772,123
H.J. Heinz Co.	2,246,925	136,231,063
Mondelez International Inc. Class A	1,297,482	36,057,025

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2013

Security	Shares	Value

Sysco Corp.	2,300,048	$73,072,525

		331,132,736
FOREST PRODUCTS & PAPER — 0.60%
MeadWestvaco Corp.	2,092,964	65,614,421

		65,614,421
GAS — 4.74%
AGL Resources Inc.	3,036,051	126,906,932
CenterPoint Energy Inc.	2,560,151	52,329,486
New Jersey Resources Corp.[a]	2,648,484	111,315,783
NiSource Inc.	2,523,398	68,207,448
Sempra Energy	2,134,361	160,183,793

		518,943,442
HOUSEHOLD PRODUCTS & WARES — 5.05%
Avery Dennison Corp.	2,033,754	78,319,866
Clorox Co. (The)	2,170,941	170,223,484
Kimberly-Clark Corp.	2,218,784	198,603,356
Tupperware Brands Corp.	1,379,354	105,106,775

		552,253,481
INSURANCE — 3.50%
Allstate Corp. (The)	1,503,617	66,008,787
Arthur J. Gallagher & Co.	2,591,415	95,752,784
Cincinnati Financial Corp.	2,741,555	116,351,594
Mercury General Corp.	2,645,295	104,753,682

		382,866,847
IRON & STEEL — 2.02%
Cliffs Natural Resources Inc.	4,943,748	184,451,238
Commercial Metals Co.	2,191,370	36,486,310

		220,937,548
MACHINERY — 0.33%
Briggs & Stratton Corp.	1,525,469	36,199,379

		36,199,379
MANUFACTURING — 2.12%
Eaton Corp. PLC	1,845,140	105,080,723
General Electric Co.	2,004,965	44,670,620
Leggett & Platt Inc.	2,800,837	82,456,641

		232,207,984
MEDIA — 1.60%
McGraw-Hill Companies Inc. (The)	1,230,198	70,760,989
Meredith Corp.[a,b]	2,887,474	104,699,807

		175,460,796
OFFICE & BUSINESS EQUIPMENT — 1.18%
Pitney Bowes Inc.[b]	8,990,423	129,551,995

		129,551,995

Security	Shares	Value

OIL & GAS — 3.77%
Chevron Corp.	2,121,739	$244,318,246
ConocoPhillips	2,903,375	168,395,750

		412,713,996
PACKAGING & CONTAINERS — 0.75%
Sonoco Products Co.	2,648,559	82,078,843

		82,078,843
PHARMACEUTICALS — 3.74%
Bristol-Myers Squibb Co.	2,774,889	100,284,489
Eli Lilly and Co.	2,605,934	139,912,596
Merck & Co. Inc.	2,510,995	108,600,534
Pfizer Inc.	2,219,093	60,536,857

		409,334,476
PIPELINES — 0.82%
ONEOK Inc.	1,910,909	89,831,832

		89,831,832
RETAIL — 3.13%
Darden Restaurants Inc.	2,801,543	130,271,749
McDonald’s Corp.	2,226,719	212,184,054

		342,455,803
SAVINGS & LOANS — 1.49%
First Niagara Financial Group Inc.	2,819,083	22,101,611
Hudson City Bancorp Inc.	2,838,764	24,271,432
New York Community Bancorp Inc.	5,239,704	69,950,048
People’s United Financial Inc.	3,786,832	46,615,902

		162,938,993
TELECOMMUNICATIONS — 2.82%
AT&T Inc.	3,358,442	116,840,197
CenturyLink Inc.	4,734,552	191,512,629

		308,352,826
TOYS, GAMES & HOBBIES — 0.75%
Mattel Inc.	2,177,150	81,926,155

		81,926,155

TOTAL COMMON STOCKS
(Cost: $9,502,336,955)		10,876,538,746

SHORT-TERM INVESTMENTS — 3.61%

MONEY MARKET FUNDS — 3.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[a,c,d]	328,683,581	328,683,581

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

January 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[a,c,d]	23,003,813	$23,003,813
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[a,c]	42,724,837	42,724,837

		394,412,231

TOTAL SHORT-TERM INVESTMENTS
(Cost: $394,412,231)		394,412,231

TOTAL INVESTMENTS IN SECURITIES — 103.06%
(Cost: $9,896,749,186)		11,270,950,977
Other Assets, Less Liabilities — (3.06)%		(334,565,766)

NET ASSETS — 100.00%		$10,936,385,211

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of January 31, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
766	E-mini S&P 500 (Mar. 2013)	Chicago Mercantile	$57,193,390	$2,365,500

See accompanying notes to schedules of investments.

6

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

AIRLINES — 12.53%
Alaska Air Group Inc.[a,b]	732,354	$33,783,490
Delta Air Lines Inc.[a]	884,944	12,291,872
JetBlue Airways Corp.[a,b]	1,214,329	7,055,252
Southwest Airlines Co.	1,176,097	13,184,047
United Continental Holdings Inc.[a,b]	704,253	17,007,710

		83,322,371

TRANSPORTATION — 82.56%
C.H. Robinson Worldwide Inc.	495,500	32,777,325
Con-way Inc.	787,965	24,726,342
CSX Corp.	918,401	20,232,374
Expeditors International of Washington Inc.	759,084	32,564,704
FedEx Corp.	552,415	56,042,502
J.B. Hunt Transport Services Inc.	486,551	32,730,286
Kansas City Southern Industries Inc.	586,650	54,622,981
Kirby Corp.[a]	436,725	30,854,621
Landstar System Inc.	561,294	32,016,210
Matson Inc.	1,063,723	29,156,647
Norfolk Southern Corp.	554,799	38,209,007
Ryder System Inc.	627,074	35,605,262
Union Pacific Corp.	617,918	81,231,500
United Parcel Service Inc. Class B	607,078	48,135,215

		548,904,976
TRUCKING & LEASING — 4.81%
GATX Corp.	675,363	31,978,438

		31,978,438

TOTAL COMMON STOCKS (Cost: $661,628,907)		664,205,785

SHORT-TERM INVESTMENTS — 5.05%

MONEY MARKET FUNDS — 5.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	30,422,207	30,422,207
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	2,129,181	2,129,181

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	1,057,351	$1,057,351

		33,608,739

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,608,739)		33,608,739

TOTAL INVESTMENTS IN SECURITIES — 104.95% (Cost: $695,237,646)		697,814,524
Other Assets, Less Liabilities — (4.95)%		(32,937,843)

NET ASSETS — 100.00%		$664,876,681

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

7

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

ADVERTISING — 0.14%
Interpublic Group of Companies Inc. (The)	17,948	$217,350
Lamar Advertising Co. Class Aa	2,161	92,145
Omnicom Group Inc.	10,857	589,318

		898,813
AEROSPACE & DEFENSE — 1.58%
Alliant Techsystems Inc.	1,360	88,019
B/E Aerospace Inc.[a]	4,288	220,789
Boeing Co. (The)	27,828	2,055,654
Curtiss-Wright Corp.	1,888	67,307
Esterline Technologies Corp.[a]	1,234	81,925
Exelis Inc.	7,579	83,293
General Dynamics Corp.	13,622	903,139
Kaman Corp.	1,064	38,666
L-3 Communications Holdings Inc.	3,883	294,797
Lockheed Martin Corp.	10,956	951,748
Moog Inc. Class Aa,b	1,948	85,322
Northrop Grumman Corp.	10,024	651,961
Orbital Sciences Corp.[a]	2,392	35,162
Raytheon Co.	13,541	713,340
Rockwell Collins Inc.	5,801	341,563
Spirit AeroSystems Holdings Inc. Class Aa	4,359	69,483
Teledyne Technologies Inc.[a,b]	1,497	102,185
TransDigm Group Inc.	1,817	246,095
Triumph Group Inc.	2,069	145,596
United Technologies Corp.	34,530	3,023,792

		10,199,836
AGRICULTURE — 1.75%
Altria Group Inc.	82,806	2,788,906
Archer-Daniels-Midland Co.	27,020	770,881
Bunge Ltd.	6,031	480,429
Lorillard Inc.	15,858	619,572
Philip Morris International Inc.	68,416	6,031,555
Reynolds American Inc.	13,335	586,473
Universal Corp.	949	51,607

		11,329,423
AIRLINES — 0.22%
Alaska Air Group Inc.[a]	2,947	135,945
Delta Air Lines Inc.[a]	34,668	481,539
JetBlue Airways Corp.[a,b]	8,659	50,309
Southwest Airlines Co.	30,340	340,111
United Continental Holdings Inc.[a,b]	13,574	327,812
US Airways Group Inc.[a]	6,571	93,834

		1,429,550
APPAREL — 0.68%
Carter’s Inc.[a]	2,068	124,556
Coach Inc.	11,663	594,813
Crocs Inc.[a]	3,624	53,853
Deckers Outdoor Corp.[a,b]	1,573	62,841

Security	Shares	Value

Hanesbrands Inc.[a,b]	3,938	$147,596
Iconix Brand Group Inc.[a,b]	2,627	63,179
Jones Group Inc. (The)	3,249	38,988
Michael Kors Holdings Ltd.[a]	4,809	269,929
Nike Inc. Class B	29,952	1,618,906
Ralph Lauren Corp.	2,524	420,195
Steven Madden Ltd.[a]	1,748	80,548
Under Armour Inc. Class Aa,b	3,155	160,495
VF Corp.	3,634	536,306
Warnaco Group Inc. (The)[a]	1,654	121,089
Wolverine World Wide Inc.	1,996	85,828

		4,379,122
AUTO MANUFACTURERS — 0.61%
Ford Motor Co.	156,039	2,020,705
General Motors Co.[a]	31,192	876,183
Navistar International Corp.[a]	3,336	87,036
Oshkosh Corp.[a]	3,711	145,397
PACCAR Inc.	14,455	680,253
Tesla Motors Inc.[a,b]	3,014	113,055

		3,922,629
AUTO PARTS & EQUIPMENT — 0.36%
BorgWarner Inc.[a]	4,776	354,284
Cooper Tire & Rubber Co.	2,550	64,923
Dana Holding Corp.	5,985	96,239
Goodyear Tire & Rubber Co. (The)[a]	9,961	137,063
Johnson Controls Inc.	27,945	868,810
Lear Corp.	3,988	195,412
Tenneco Inc.[a]	2,477	86,596
TRW Automotive Holdings Corp.[a]	4,222	243,314
Visteon Corp.[a]	2,114	118,997
WABCO Holdings Inc.[a]	2,638	165,297

		2,330,935
BANKS — 6.83%
Associated Banc-Corp	7,020	100,175
BancorpSouth Inc.	3,128	45,356
Bank of America Corp.	441,540	4,998,233
Bank of Hawaii Corp.	1,927	92,669
Bank of New York Mellon Corp. (The)	47,858	1,299,823
BB&T Corp.	28,771	871,186
BOK Financial Corp.	1,090	61,094
Capital One Financial Corp.	23,774	1,338,952
CapitalSource Inc.	9,124	73,996
Cathay General Bancorp	2,787	54,096
CIT Group Inc.[a]	8,215	347,905
Citigroup Inc.	120,145	5,065,313
City National Corp.	1,986	105,179
Comerica Inc.	7,891	271,135
Commerce Bancshares Inc.	3,180	119,409
Cullen/Frost Bankers Inc.	2,534	149,227
East West Bancorp Inc.	5,639	132,235
F.N.B. Corp.	5,645	65,426
Fifth Third Bancorp	36,967	602,192
First Financial Bankshares Inc.	1,271	52,187
First Horizon National Corp.	9,867	100,742
First Midwest Bancorp Inc.	2,974	37,681
First Republic Bank	2,749	98,112
FirstMerit Corp.	4,443	67,667

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

Fulton Financial Corp.	8,195	$89,244
Glacier Bancorp Inc.	2,960	46,117
Goldman Sachs Group Inc. (The)	18,072	2,672,126
Hancock Holding Co.	3,507	105,982
Huntington Bancshares Inc.	35,446	246,704
IBERIABANK Corp.	1,225	63,075
International Bancshares Corp.	2,318	45,317
J.P. Morgan Chase & Co.	155,686	7,325,026
KeyCorp	38,117	358,300
M&T Bank Corp.	5,000	513,450
MB Financial Inc.	2,208	49,393
Morgan Stanley	56,721	1,296,075
National Penn Bancshares Inc.	5,177	50,476
Northern Trust Corp.	8,909	458,546
Old National Bancorp	3,846	51,383
PacWest Bancorp	1,259	34,597
Park National Corp.[b]	537	35,147
PNC Financial Services Group Inc. (The)[c]	21,608	1,335,374
Popular Inc.[a]	4,225	113,399
PrivateBancorp Inc.	2,637	45,277
Prosperity Bancshares Inc.	1,872	84,446
Regions Financial Corp.	57,627	448,338
Signature Bank[a]	1,880	138,988
State Street Corp.	19,081	1,061,858
SunTrust Banks Inc.	21,961	623,034
Susquehanna Bancshares Inc.	7,522	85,901
SVB Financial Group[a]	1,884	125,041
Synovus Financial Corp.	29,675	76,561
TCF Financial Corp.	6,930	94,664
Texas Capital Bancshares Inc.[a]	1,685	69,759
Trustmark Corp.	2,717	62,844
U.S. Bancorp	76,918	2,545,986
UMB Financial Corp.	1,412	62,509
Umpqua Holdings Corp.	4,668	59,003
United Bankshares Inc.	1,859	47,386
Valley National Bancorp	7,950	77,830
Webster Financial Corp.	3,405	75,761
Wells Fargo & Co.	200,506	6,983,624
Westamerica Bancorp	1,153	51,216
Wintrust Financial Corp.	1,441	53,418
Zions Bancorp	7,552	176,113

		44,089,278
BEVERAGES — 2.03%
Beam Inc.	6,497	398,526
Brown-Forman Corp. Class B NVS	6,230	403,081
Coca-Cola Co. (The)	157,970	5,882,803
Coca-Cola Enterprises Inc.	11,137	388,347
Constellation Brands Inc. Class Aa	6,225	201,441
Dr Pepper Snapple Group Inc.	8,587	387,016
Green Mountain Coffee Roasters Inc.[a,b]	5,139	233,979
Molson Coors Brewing Co. Class B NVS	6,337	286,306
Monster Beverage Corp.[a]	6,176	295,830
PepsiCo Inc.	63,348	4,614,902

		13,092,231
BIOTECHNOLOGY — 1.82%
Acorda Therapeutics Inc.[a,b]	1,619	46,757
Alexion Pharmaceuticals Inc.[a]	7,995	751,450
Amgen Inc.	31,374	2,681,222
Arena Pharmaceuticals Inc.[a,b]	8,854	74,728

Security	Shares	Value

ARIAD Pharmaceuticals Inc.[a]	6,909	$137,351
Bio-Rad Laboratories Inc. Class Aa,b	787	89,553
Biogen Idec Inc.[a]	9,670	1,509,294
Celgene Corp.[a]	17,330	1,714,977
Charles River Laboratories International Inc.[a]	2,020	83,466
Cubist Pharmaceuticals Inc.[a]	2,670	114,917
Gilead Sciences Inc.[a]	62,088	2,449,371
Illumina Inc.[a]	5,108	258,618
Incyte Corp.[a,b]	5,428	99,767
Life Technologies Corp.[a]	7,107	459,752
Myriad Genetics Inc.[a,b]	3,473	93,979
PDL BioPharma Inc.[b]	5,641	38,810
Regeneron Pharmaceuticals Inc.[a]	3,078	535,387
Seattle Genetics Inc.[a,b]	4,089	120,421
United Therapeutics Corp.[a]	1,920	103,469
Vertex Pharmaceuticals Inc.[a]	8,863	396,885

		11,760,174
BUILDING MATERIALS — 0.22%
Eagle Materials Inc.	1,834	118,788
Fortune Brands Home & Security Inc.[a]	6,623	216,837
Lennox International Inc.	1,936	111,339
Louisiana-Pacific Corp.[a]	5,618	109,158
Martin Marietta Materials Inc.	1,849	182,552
Masco Corp.	14,649	269,395
Owens Corning[a]	4,932	205,516
Simpson Manufacturing Co. Inc.	1,637	53,072
Texas Industries Inc.[a]	776	44,108
USG Corp.[a,b]	3,706	108,919

		1,419,684
CHEMICALS — 2.54%
A. Schulman Inc.	1,166	37,487
Air Products and Chemicals Inc.	8,688	759,592
Airgas Inc.	2,853	271,720
Albemarle Corp.	3,653	223,965
Ashland Inc.	3,022	237,257
Cabot Corp.	2,400	89,832
Celanese Corp. Series A	6,435	301,673
CF Industries Holdings Inc.	2,563	587,363
Chemtura Corp.[a]	3,831	90,871
Cytec Industries Inc.	1,876	137,511
Dow Chemical Co. (The)	49,054	1,579,539
E.I. du Pont de Nemours and Co.	38,265	1,815,674
Eastman Chemical Co.	6,232	443,407
Ecolab Inc.	10,768	779,603
FMC Corp.	5,609	344,785
H.B. Fuller Co.	2,014	78,707
Huntsman Corp.	7,936	139,912
International Flavors & Fragrances Inc.	3,272	230,447
Intrepid Potash Inc.	2,123	49,466
LyondellBasell Industries NV Class A	15,544	985,800
Minerals Technologies Inc.	1,440	59,573
Monsanto Co.	21,912	2,220,781
Mosaic Co. (The)	11,304	692,370
NewMarket Corp.[b]	444	113,291
Olin Corp.	3,362	78,200
PolyOne Corp.	3,629	79,257
PPG Industries Inc.[b]	5,841	805,299
Praxair Inc.	12,131	1,338,898
Rockwood Holdings Inc.	3,204	175,355

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

RPM International Inc.	5,350	$166,974
Sensient Technologies Corp.	2,028	77,267
Sherwin-Williams Co. (The)	3,485	565,058
Sigma-Aldrich Corp.	4,968	384,175
Valspar Corp. (The)	3,392	224,822
W.R. Grace & Co.[a,b]	2,907	208,723

		16,374,654
COAL — 0.12%
Alpha Natural Resources Inc.[a]	8,989	79,642
Arch Coal Inc.	8,675	61,766
CONSOL Energy Inc.	9,216	288,829
Peabody Energy Corp.	10,824	272,224
Walter Energy Inc.	2,541	95,415

		797,876
COMMERCIAL SERVICES — 1.78%
Aaron’s Inc.	2,903	86,074
ABM Industries Inc.	1,877	41,144
Acacia Research Corp.[a,b]	2,081	53,128
ADT Corp. (The)	9,601	456,048
Advisory Board Co. (The)[a]	1,419	76,952
Alliance Data Systems Corp.[a,b]	2,043	321,977
Apollo Group Inc. Class Aa	4,109	83,084
Arbitron Inc.	1,110	52,059
Automatic Data Processing Inc.	19,818	1,175,009
Avis Budget Group Inc.[a]	4,294	92,450
Brink’s Co. (The)	1,927	57,463
Chemed Corp.	811	61,271
Convergys Corp.	4,373	74,428
CoreLogic Inc.[a]	3,972	104,225
Corporate Executive Board Co. (The)	1,356	67,949
Corrections Corp. of America	4,055	153,644
CoStar Group Inc.[a,b]	1,055	98,938
Deluxe Corp.	2,074	76,302
DeVry Inc.	2,344	58,998
Equifax Inc.	4,830	283,521
Euronet Worldwide Inc.[a]	1,972	48,255
FleetCor Technologies Inc.[a]	1,688	101,010
FTI Consulting Inc.[a]	1,690	54,925
Gartner Inc.[a,b]	3,878	199,756
Genpact Ltd.[b]	5,560	93,130
GEO Group Inc. (The)	3,008	98,121
Global Payments Inc.	3,207	157,977
H&R Block Inc.	11,060	251,836
Healthcare Services Group Inc.	2,759	66,630
Hertz Global Holdings Inc.[a]	12,326	225,319
HMS Holdings Corp.[a,b]	3,465	94,456
Iron Mountain Inc.	6,943	237,520
Lender Processing Services Inc.	3,456	83,082
Live Nation Entertainment Inc.[a,b]	5,575	57,200
Manpower Inc.	3,147	162,071
MasterCard Inc. Class A	4,372	2,266,445
Matthews International Corp. Class A	1,176	38,526
MAXIMUS Inc.	1,431	98,124
Monster Worldwide Inc.[a,b]	5,033	29,191
Moody’s Corp.	7,914	433,845
Morningstar Inc.	904	61,192
PAREXEL International Corp.[a,b]	2,478	83,880
Paychex Inc.	13,284	433,457
PHH Corp.[a]	2,286	50,018

Security	Shares	Value

Quanta Services Inc.[a]	8,858	$256,616
R.R. Donnelley & Sons Co.[b]	7,655	70,426
Rent-A-Center Inc.	2,400	85,632
Robert Half International Inc.	5,898	207,846
Rollins Inc.	2,626	64,915
SAIC Inc.	11,550	139,755
SEI Investments Co.	5,516	148,711
Service Corp. International	8,699	129,876
Sotheby’s	2,756	98,996
Total System Services Inc.	6,588	153,171
Towers Watson & Co. Class A	2,398	146,470
United Rentals Inc.[a,b]	3,833	194,026
Valassis Communications Inc.	1,483	41,613
Verisk Analytics Inc. Class Aa	5,981	329,912
Weight Watchers International Inc.[b]	1,117	59,726
Western Union Co.	24,629	350,471
WEX Inc.[a,b]	1,571	123,496

		11,502,288
COMPUTERS — 5.92%
3D Systems Corp.[a,b]	2,003	115,874
Accenture PLC Class A	26,192	1,882,943
Apple Inc.	38,528	17,542,184
Brocade Communications Systems Inc.[a,b]	19,252	110,121
CACI International Inc. Class Aa,b	903	48,428
Cadence Design Systems Inc.[a,b]	11,528	160,585
Cognizant Technology Solutions Corp. Class Aa	12,332	964,116
Computer Sciences Corp.	6,250	261,250
Dell Inc.	59,562	788,601
Diebold Inc.	2,597	76,456
DST Systems Inc.	1,246	83,407
Electronics For Imaging Inc.[a]	1,904	43,069
EMC Corp.[a]	86,358	2,125,270
Fortinet Inc.[a]	5,226	123,281
Fusion-io Inc.[a,b]	2,809	49,101
Hewlett-Packard Co.	80,600	1,330,706
IHS Inc. Class Aa	2,039	209,813
International Business Machines Corp.	43,500	8,833,545
j2 Global Inc.	1,665	52,980
Jack Henry & Associates Inc.	3,504	145,346
Lexmark International Inc. Class Ab	2,791	67,151
Mentor Graphics Corp.[a,b]	3,880	66,464
MICROS Systems Inc.[a]	3,285	151,209
NCR Corp.[a]	6,411	178,034
NetApp Inc.[a]	14,757	531,252
Riverbed Technology Inc.[a]	6,695	129,883
SanDisk Corp.[a]	9,831	491,452
Seagate Technology PLC	13,878	471,574
Synaptics Inc.[a]	1,380	48,410
Synopsys Inc.[a]	6,113	204,419
Teradata Corp.[a]	6,906	460,354
Unisys Corp.[a,b]	1,605	35,647
Western Digital Corp.	9,044	425,068

		38,207,993
COSMETICS & PERSONAL CARE — 1.74%
Avon Products Inc.	17,668	300,003
Colgate-Palmolive Co.	18,157	1,949,517
Estee Lauder Companies Inc. (The) Class A	9,848	600,039
Procter & Gamble Co. (The)	111,982	8,416,567

		11,266,126

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

DISTRIBUTION & WHOLESALE — 0.42%
Arrow Electronics Inc.[a]	4,343	$166,858
Fastenal Co.	11,009	546,927
Fossil Inc.[a]	2,248	237,344
Genuine Parts Co.	6,387	434,508
Ingram Micro Inc. Class Aa,b	6,318	114,861
LKQ Corp.[a,b]	12,147	271,971
Owens & Minor Inc.	2,613	79,984
Pool Corp.	1,965	90,036
United Stationers Inc.	1,514	50,477
W.W. Grainger Inc.	2,425	528,214
Watsco Inc.	1,232	92,831
WESCO International Inc.[a,b]	1,765	128,721

		2,742,732
DIVERSIFIED FINANCIAL SERVICES — 2.33%
Affiliated Managers Group Inc.[a]	2,104	302,829
Air Lease Corp.[a,b]	2,552	60,916
American Express Co.	39,832	2,342,520
Ameriprise Financial Inc.	8,480	562,394
BlackRock Inc.[c]	5,145	1,215,661
CBOE Holdings Inc.	3,678	124,611
Charles Schwab Corp. (The)	44,956	743,123
CME Group Inc.	12,509	723,520
Discover Financial Services	20,730	795,825
E*TRADE Financial Corp.[a]	10,632	112,805
Eaton Vance Corp. NVS	4,710	170,502
Federated Investors Inc. Class B	3,810	90,145
Franklin Resources Inc.	5,651	773,509
Greenhill & Co. Inc.	1,008	59,371
IntercontinentalExchange Inc.[a]	2,988	414,585
Invesco Ltd.	18,107	493,416
Janus Capital Group Inc.	7,578	70,475
Jefferies Group Inc.	5,204	103,716
Legg Mason Inc.	4,897	135,402
NASDAQ OMX Group Inc. (The)	4,820	136,502
NYSE Euronext Inc.	10,018	346,322
Ocwen Financial Corp.[a]	4,640	180,821
Portfolio Recovery Associates Inc.[a]	688	73,582
Raymond James Financial Inc.	4,469	199,451
SLM Corp.	19,101	322,616
Stifel Financial Corp.[a]	1,911	70,420
T. Rowe Price Group Inc.	10,451	746,724
TD Ameritrade Holding Corp.	9,177	177,942
Visa Inc. Class A	21,349	3,371,220
Waddell & Reed Financial Inc. Class A	3,504	139,109

		15,060,034
ELECTRIC — 3.01%
AES Corp. (The)	25,362	274,924
ALLETE Inc.	1,491	68,795
Alliant Energy Corp.	4,499	206,234
Ameren Corp.	9,806	318,107
American Electric Power Co. Inc.	19,852	899,097
Avista Corp.	2,349	60,745
Black Hills Corp.	1,884	76,019
Calpine Corp.[a]	15,952	314,733
Cleco Corp.	2,478	105,935
CMS Energy Corp.	10,812	277,868
Consolidated Edison Inc.	11,965	680,569

Security	Shares	Value

Dominion Resources Inc.	23,511	$1,272,180
DTE Energy Co.	7,075	447,918
Duke Energy Corp.	28,806	1,980,124
Edison International	13,376	644,589
El Paso Electric Co.	1,639	55,218
Entergy Corp.	7,248	468,221
Exelon Corp.	35,061	1,102,318
FirstEnergy Corp.	17,213	696,954
Great Plains Energy Inc.	6,330	135,462
Hawaiian Electric Industries Inc.	3,920	105,722
IDACORP Inc.	2,017	93,609
Integrys Energy Group Inc.	3,175	173,641
ITC Holdings Corp.	2,093	169,533
MDU Resources Group Inc.	7,789	181,640
National Fuel Gas Co.	3,452	187,789
NextEra Energy Inc.	17,310	1,247,186
Northeast Utilities	12,741	518,941
NorthWestern Corp.	1,452	53,709
NRG Energy Inc.	13,254	318,096
NV Energy Inc.	9,515	180,119
OGE Energy Corp.	4,045	237,482
Pepco Holdings Inc.	9,555	186,514
PG&E Corp.	17,564	748,929
Pinnacle West Capital Corp.	4,551	242,932
PNM Resources Inc.	3,255	69,527
Portland General Electric Co.	3,076	88,343
PPL Corp.	23,868	722,962
Public Service Enterprise Group Inc.	20,643	643,649
SCANA Corp.	5,405	253,008
Southern Co. (The)	35,840	1,585,203
TECO Energy Inc.	8,216	145,998
UIL Holdings Corp.	2,051	76,318
UNS Energy Corp.	1,699	76,948
Westar Energy Inc.	5,235	157,416
Wisconsin Energy Corp.	9,359	369,025
Xcel Energy Inc.	19,814	550,433

		19,470,682
ELECTRICAL COMPONENTS & EQUIPMENT — 0.49%
Acuity Brands Inc.	1,742	119,850
AMETEK Inc.	9,899	405,760
Belden Inc.	1,737	83,637
Emerson Electric Co.	29,613	1,695,344
Energizer Holdings Inc.	2,575	224,051
EnerSys Inc.[a]	1,954	79,977
General Cable Corp.[a,b]	2,101	70,636
GrafTech International Ltd.[a,b]	5,304	50,918
Hubbell Inc. Class B	2,143	195,120
Littelfuse Inc.	954	61,065
Molex Inc.	5,715	155,219
Universal Display Corp.[a,b]	1,639	45,597

		3,187,174
ELECTRONICS — 1.28%
Agilent Technologies Inc.	14,173	634,667
Amphenol Corp. Class A	6,515	440,219
Avnet Inc.[a]	5,663	200,244
Benchmark Electronics Inc.[a,b]	2,438	42,811
Brady Corp. Class A	2,001	69,815
Cymer Inc.[a]	1,238	127,477
ESCO Technologies Inc.	1,079	44,422

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

FEI Co.	1,532	$93,391
FLIR Systems Inc.	5,989	142,359
Garmin Ltd.[b]	4,446	168,459
Gentex Corp.	5,815	111,241
Honeywell International Inc.	32,111	2,191,255
Itron Inc.[a]	1,649	76,497
Jabil Circuit Inc.	7,507	141,957
Mettler-Toledo International Inc.[a,b]	1,253	266,300
National Instruments Corp.	3,791	107,664
PerkinElmer Inc.	4,634	163,302
Plexus Corp.[a]	1,432	36,545
TE Connectivity Ltd.	17,367	675,229
Tech Data Corp.[a]	1,484	75,550
Thermo Fisher Scientific Inc.	14,767	1,065,291
Trimble Navigation Ltd.[a]	5,209	325,563
Tyco International Ltd.	19,091	577,121
Vishay Intertechnology Inc.[a,b]	4,983	54,763
Waters Corp.[a]	3,551	325,165
Woodward Inc.	2,354	90,417

		8,247,724
ENGINEERING & CONSTRUCTION — 0.26%
AECOM Technology Corp.[a]	4,588	117,315
Aegion Corp.[a]	1,592	37,444
EMCOR Group Inc.	2,709	98,418
Fluor Corp.	6,774	439,158
Foster Wheeler AGa	4,353	113,657
Granite Construction Inc.	1,397	50,795
Jacobs Engineering Group Inc.[a]	5,233	251,760
KBR Inc.	6,101	190,473
McDermott International Inc.[a,b]	9,497	115,579
Shaw Group Inc. (The)[a]	2,664	126,060
URS Corp.	3,232	134,063

		1,674,722
ENTERTAINMENT — 0.16%
Bally Technologies Inc.[a]	1,773	85,388
Cinemark Holdings Inc.	4,025	113,263
Dolby Laboratories Inc. Class A	2,105	68,013
DreamWorks Animation SKG Inc. Class Aa,b	2,766	48,156
International Game Technology	10,883	167,272
Madison Square Garden Inc. Class Aa,b	2,524	131,298
Marriott Vacations Worldwide Corp.[a]	1,071	47,531
Penn National Gaming Inc.[a,b]	2,620	127,489
Regal Entertainment Group Class A	3,250	48,523
Six Flags Entertainment Corp.	2,235	140,671
Vail Resorts Inc.	1,466	77,478

		1,055,082
ENVIRONMENTAL CONTROL — 0.31%
Clean Harbors Inc.[a]	2,161	120,130
Covanta Holding Corp.	5,583	110,097
Darling International Inc.[a]	4,772	80,504
Mine Safety Appliances Co.	1,323	61,149
Republic Services Inc.	12,134	386,953
Stericycle Inc.[a]	3,485	328,810
Tetra Tech Inc.[a]	2,547	72,997
Waste Connections Inc.	5,091	183,378
Waste Management Inc.	17,814	648,073

		1,992,091

Security	Shares	Value

FOOD — 1.82%
B&G Foods Inc. Class A	2,141	$67,870
Campbell Soup Co.	7,351	269,855
ConAgra Foods Inc.	16,603	542,752
Dean Foods Co.[a]	7,520	137,691
Flowers Foods Inc.	4,680	125,798
Fresh Del Monte Produce Inc.	1,582	41,686
Fresh Market Inc. (The)[a]	1,711	83,651
General Mills Inc.	26,402	1,107,300
H.J. Heinz Co.	13,079	792,980
Hain Celestial Group Inc.[a,b]	1,861	106,058
Harris Teeter Supermarkets Inc.	2,050	85,054
Hershey Co. (The)	6,139	487,743
Hillshire Brands Co.	5,070	157,069
Hormel Foods Corp.	5,462	189,040
Ingredion Inc.	3,101	204,883
J.M. Smucker Co. (The)	4,475	396,619
Kellogg Co.	10,126	592,371
Kraft Foods Group Inc.	24,295	1,122,915
Kroger Co. (The)	21,048	583,030
Lancaster Colony Corp.	807	57,668
McCormick & Co. Inc. NVS	5,454	340,057
Mondelez International Inc. Class A	72,923	2,026,530
Post Holdings Inc.[a,b]	1,437	54,592
Safeway Inc.[b]	9,831	189,247
Smithfield Foods Inc.[a]	5,270	122,844
Sysco Corp.	23,954	761,019
TreeHouse Foods Inc.[a]	1,479	78,283
Tyson Foods Inc. Class A	11,656	257,831
United Natural Foods Inc.[a]	1,978	106,772
Whole Foods Market Inc.	7,046	678,177

		11,767,385
FOREST PRODUCTS & PAPER — 0.18%
Domtar Corp.	1,482	123,347
International Paper Co.	17,942	743,158
MeadWestvaco Corp.	7,215	226,190
Resolute Forest Products Inc.[a]	4,159	56,729

		1,149,424
GAS — 0.41%
AGL Resources Inc.	4,730	197,714
Atmos Energy Corp.	3,675	137,298
CenterPoint Energy Inc.	17,562	358,967
Laclede Group Inc. (The)	861	34,371
New Jersey Resources Corp.	1,701	71,493
NiSource Inc.	12,657	342,119
Northwest Natural Gas Co.	1,082	49,144
Piedmont Natural Gas Co.	2,921	92,771
Questar Corp.	7,220	167,721
Sempra Energy	9,155	687,083
South Jersey Industries Inc.	1,214	65,896
Southwest Gas Corp.	1,864	83,023
UGI Corp.	4,489	158,192
Vectren Corp.	3,308	104,400
WGL Holdings Inc.	2,103	88,179

		2,638,371

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

HAND & MACHINE TOOLS — 0.18%
Kennametal Inc.	3,239	$132,831
Lincoln Electric Holdings Inc.	3,435	185,250
Regal Beloit Corp.	1,815	134,600
Snap-on Inc.	2,372	192,180
Stanley Black & Decker Inc.	6,858	526,900

		1,171,761
HEALTH CARE — PRODUCTS — 1.93%
Alere Inc.[a]	3,077	65,417
Baxter International Inc.	22,561	1,530,538
Becton, Dickinson and Co.	8,086	679,547
Boston Scientific Corp.[a]	56,720	423,698
C.R. Bard Inc.	3,166	323,154
CareFusion Corp.[a]	9,208	285,816
Cepheid Inc.[a,b]	2,800	101,416
Cooper Companies Inc. (The)	1,915	194,085
Covidien PLC	19,393	1,208,960
Edwards Lifesciences Corp.[a]	4,701	422,761
Haemonetics Corp.[a,b]	2,084	87,403
Henry Schein Inc.[a]	3,585	309,529
Hill-Rom Holdings Inc.	2,545	84,443
Hologic Inc.[a]	11,080	264,147
Hospira Inc.[a]	6,783	231,436
IDEXX Laboratories Inc.[a,b]	2,220	211,366
Intuitive Surgical Inc.[a]	1,623	932,219
Masimo Corp.	2,213	44,924
Medtronic Inc.	41,384	1,928,494
PSS World Medical Inc.[a]	2,059	59,567
ResMed Inc.	5,834	255,529
Sirona Dental Systems Inc.[a]	2,274	151,153
St. Jude Medical Inc.	12,689	516,442
Steris Corp.	2,483	93,684
Stryker Corp.	11,826	740,899
TECHNE Corp.	1,381	98,990
Teleflex Inc.	1,665	124,875
Thoratec Corp.[a]	2,449	89,462
Varian Medical Systems Inc.[a]	4,467	315,594
Volcano Corp.[a,b]	2,127	53,260
West Pharmaceutical Services Inc.	1,374	81,355
Zimmer Holdings Inc.	7,092	529,063

		12,439,226
HEALTH CARE — SERVICES — 1.26%
Aetna Inc.	13,664	659,015
Brookdale Senior Living Inc.[a]	4,106	110,903
Centene Corp.[a]	2,196	94,779
Cigna Corp.	11,718	683,628
Community Health Systems Inc.	3,769	144,466
Covance Inc.[a]	2,264	151,031
Coventry Health Care Inc.	5,462	250,324
DaVita HealthCare Partners Inc.[a]	3,469	400,357
HCA Holdings Inc.	6,794	255,794
Health Management Associates Inc. Class Aa	10,293	107,459
Health Net Inc.[a]	3,394	92,317
HealthSouth Corp.[a,b]	3,859	92,076
Humana Inc.	6,523	485,050
Laboratory Corp. of America Holdings[a]	3,879	347,171
LifePoint Hospitals Inc.[a]	1,973	86,240
Magellan Health Services Inc.[a]	1,164	59,713

Security	Shares	Value

MEDNAX Inc.[a,b]	1,987	$170,008
Quest Diagnostics Inc.	6,438	373,082
Tenet Healthcare Corp.[a]	4,364	169,454
UnitedHealth Group Inc.	41,792	2,307,336
Universal Health Services Inc. Class B	3,660	207,302
WellCare Health Plans Inc.[a]	1,751	88,793
WellPoint Inc.	12,411	804,481

		8,140,779
HOLDING COMPANIES — DIVERSIFIED — 0.03%
Leucadia National Corp.	7,927	201,742

		201,742
HOME BUILDERS — 0.23%
D.R. Horton Inc.	11,305	267,476
Lennar Corp. Class A	6,742	280,063
M.D.C. Holdings Inc.	1,506	59,216
NVR Inc.[a]	188	193,576
PulteGroup Inc.[a]	13,758	285,341
Ryland Group Inc. (The)	1,805	71,694
Thor Industries Inc.	1,699	71,494
Toll Brothers Inc.[a]	6,102	228,520

		1,457,380
HOME FURNISHINGS — 0.10%
Harman International Industries Inc.	2,833	126,862
Tempur-Pedic International Inc.[a,b]	2,534	98,725
TiVo Inc.[a,b]	4,960	66,166
Whirlpool Corp.	3,153	363,793

		655,546
HOUSEHOLD PRODUCTS & WARES — 0.43%
Avery Dennison Corp.	4,041	155,619
Church & Dwight Co. Inc.	5,691	328,883
Clorox Co. (The)	5,294	415,102
Jarden Corp.	3,062	180,168
Kimberly-Clark Corp.	16,026	1,434,487
Scotts Miracle-Gro Co. (The) Class A	1,493	65,274
Tupperware Brands Corp.	2,223	169,393

		2,748,926
HOUSEWARES — 0.06%
Newell Rubbermaid Inc.	11,831	277,792
Toro Co. (The)	2,420	106,552

		384,344
INSURANCE — 4.25%
ACE Ltd.	13,951	1,190,439
Aflac Inc.	19,161	1,016,683
Alleghany Corp.[a]	701	252,774
Allied World Assurance Co. Holdings Ltd.	1,436	121,816
Allstate Corp. (The)	19,694	864,567
American Financial Group Inc.	3,211	136,660
American International Group Inc.[a]	60,451	2,286,861
Aon PLC	13,084	755,470
Arch Capital Group Ltd.[a]	5,648	262,180
Argo Group International Holdings Ltd.	939	33,888

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

Arthur J. Gallagher & Co.	5,131	$189,590
Aspen Insurance Holdings Ltd.	2,867	97,793
Assurant Inc.	3,240	123,898
Assured Guaranty Ltd.	8,035	145,675
Axis Capital Holdings Ltd.	4,762	182,242
Berkshire Hathaway Inc. Class Ba	74,712	7,241,834
Brown & Brown Inc.	4,748	129,810
Chubb Corp. (The)	10,758	863,975
Cincinnati Financial Corp.	5,972	253,452
CNO Financial Group Inc.	9,128	93,745
Endurance Specialty Holdings Ltd.	1,846	79,230
Erie Indemnity Co. Class A	994	70,912
Everest Re Group Ltd.	2,136	247,370
Fidelity National Financial Inc. Class A	8,597	215,785
First American Financial Corp.	4,268	101,962
Genworth Financial Inc. Class Aa	19,920	182,666
Hanover Insurance Group Inc. (The)	1,863	77,426
Hartford Financial Services Group Inc. (The)	17,726	439,605
HCC Insurance Holdings Inc.	4,126	159,594
Horace Mann Educators Corp.	1,628	35,393
Kemper Corp.	2,277	75,847
Lincoln National Corp.	11,293	327,271
Loews Corp.	12,764	553,575
Markel Corp.[a]	372	177,120
Marsh & McLennan Companies Inc.	22,308	791,488
MBIA Inc.[a]	5,388	46,391
Mercury General Corp.	1,078	42,689
MetLife Inc.	44,779	1,672,048
Montpelier Re Holdings Ltd.	2,133	52,003
Old Republic International Corp.	9,925	113,145
PartnerRe Ltd.	2,539	222,645
Platinum Underwriters Holdings Ltd.	1,332	64,908
Principal Financial Group Inc.	11,336	351,529
ProAssurance Corp.	2,591	116,699
Progressive Corp. (The)	22,915	515,358
Protective Life Corp.	3,385	107,101
Prudential Financial Inc.	19,065	1,103,482
Reinsurance Group of America Inc.	2,999	172,113
RenaissanceRe Holdings Ltd.	2,011	172,222
RLI Corp.	715	49,342
Selective Insurance Group Inc.	2,178	44,671
StanCorp Financial Group Inc.	1,805	70,196
Torchmark Corp.	3,831	213,425
Travelers Companies Inc. (The)	15,630	1,226,330
Unum Group	11,282	262,983
Validus Holdings Ltd.	4,143	150,847
W.R. Berkley Corp.	4,583	188,682
White Mountains Insurance Group Ltd.[b]	228	125,550
Willis Group Holdings PLC	7,052	251,827
XL Group PLC	12,353	342,425

		27,457,207
INTERNET — 3.40%
Amazon.com Inc.[a]	14,827	3,936,569
AOL Inc.[a]	3,410	104,517
eBay Inc.[a]	47,703	2,668,029
Equinix Inc.[a]	1,979	426,336
Expedia Inc.	3,807	248,407
F5 Networks Inc.[a]	3,238	339,601
Facebook Inc. Class Aa	20,436	632,903
Google Inc. Class Aa	10,901	8,237,777
IAC/InterActiveCorp	3,325	137,156

Security	Shares	Value

Liberty Interactive Corp. Series Aa	21,113	$448,862
Liberty Ventures Series Aa	1,173	87,541
LinkedIn Corp. Class Aa	2,738	338,937
Netflix Inc.[a]	2,267	374,599
OpenTable Inc.[a]	953	50,214
Priceline.com Inc.[a]	2,044	1,401,101
Rackspace Hosting Inc.[a]	4,432	333,951
Shutterfly Inc.[a]	1,216	40,225
Symantec Corp.[a]	28,530	621,098
TIBCO Software Inc.[a]	6,281	147,227
TripAdvisor Inc.[a,b]	4,525	209,417
ValueClick Inc.[a]	2,805	57,418
VeriSign Inc.[a]	6,391	277,433
WebMD Health Corp.[a]	2,225	36,779
Yahoo! Inc.[a]	42,591	836,061

		21,992,158
IRON & STEEL — 0.25%
Allegheny Technologies Inc.	4,338	137,298
Carpenter Technology Corp.	1,880	98,380
Cliffs Natural Resources Inc.	5,871	219,047
Commercial Metals Co.	4,708	78,388
Nucor Corp.	13,043	600,109
Reliance Steel & Aluminum Co.	3,032	196,231
Steel Dynamics Inc.	8,887	135,171
United States Steel Corp.[b]	5,819	130,055

		1,594,679
LEISURE TIME — 0.29%
Brunswick Corp.	3,598	130,104
Carnival Corp.	18,155	702,962
Harley-Davidson Inc.	9,289	486,929
Life Time Fitness Inc.[a,b]	1,629	82,639
Polaris Industries Inc.	2,658	231,485
Royal Caribbean Cruises Ltd.	5,926	214,521
WMS Industries Inc.[a]	2,310	57,173

		1,905,813
LODGING — 0.45%
Choice Hotels International Inc.	1,116	40,221
Hyatt Hotels Corp. Class Aa,b	2,339	93,724
Las Vegas Sands Corp.	14,455	798,639
Marriott International Inc. Class A	10,149	405,757
MGM Resorts International[a]	15,338	195,866
Orient-Express Hotels Ltd. Class Aa,b	3,872	44,992
Ryman Hospitality Properties Inc.[b]	2,389	95,488
Starwood Hotels & Resorts Worldwide Inc.	7,978	489,929
Wyndham Worldwide Corp.	5,791	323,080
Wynn Resorts Ltd.	3,219	403,083

		2,890,779
MACHINERY — 1.35%
AGCO Corp.[a]	3,930	208,290
Applied Industrial Technologies Inc.	1,765	77,589
Babcock & Wilcox Co. (The)	4,996	133,093
Briggs & Stratton Corp.	2,019	47,911
Caterpillar Inc.	26,794	2,636,262
Chart Industries Inc.[a,b]	1,203	79,627
Cognex Corp.	1,577	62,544

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

Cummins Inc.	7,273	$835,159
Deere & Co.	16,022	1,507,029
Flowserve Corp.	2,066	323,887
Gardner Denver Inc.	2,056	144,681
Graco Inc.	2,478	141,742
IDEX Corp.	3,391	169,177
Joy Global Inc.	4,382	276,811
Manitowoc Co. Inc. (The)	5,327	93,755
Middleby Corp. (The)[a,b]	768	108,564
Nordson Corp.	2,270	153,497
Robbins & Myers Inc.	1,766	102,922
Rockwell Automation Inc.	5,735	511,505
Roper Industries Inc.	4,017	471,797
Terex Corp.[a]	4,462	144,479
Wabtec Corp.	1,960	183,495
Xylem Inc.	7,552	210,927
Zebra Technologies Corp. Class Aa	2,127	92,057

		8,716,800
MANUFACTURING — 3.17%
3M Co.	26,086	2,622,947
A.O. Smith Corp.	1,638	113,481
Actuant Corp. Class A	2,850	84,018
AptarGroup Inc.	2,750	141,708
Carlisle Companies Inc.	2,627	168,522
CLARCOR Inc.	2,061	103,998
Colfax Corp.[a]	2,720	121,339
Crane Co.	1,896	95,331
Danaher Corp.	23,793	1,425,914
Donaldson Co. Inc.	5,564	209,262
Dover Corp.	7,370	509,857
Eaton Corp. PLC	18,954	1,079,430
General Electric Co.	429,475	9,568,703
Harsco Corp.	3,291	83,888
Hexcel Corp.[a,b]	4,017	107,615
Hillenbrand Inc.	2,541	62,890
Illinois Tool Works Inc.	17,474	1,097,891
Ingersoll-Rand PLC	11,529	592,475
ITT Corp.	3,790	97,327
Leggett & Platt Inc.	5,692	167,572
Pall Corp.	4,600	314,180
Parker Hannifin Corp.	6,079	565,165
Pentair Ltd. Registered	8,522	431,895
Polypore International Inc.[a,b]	1,941	74,903
SPX Corp.	2,077	155,007
Textron Inc.	11,650	335,054
Trinity Industries Inc.	3,244	128,787

		20,459,159
MEDIA — 3.35%
AMC Networks Inc. Class Aa,b	2,379	135,532
Cablevision NY Group Class A	8,628	126,314
CBS Corp. Class B NVS	24,229	1,010,834
Charter Communications Inc. Class Aa	1,873	146,038
Comcast Corp. Class A	108,840	4,144,627
DIRECTV[a]	24,759	1,266,175
Discovery Communications Inc. Series Aa	9,829	681,936
DISH Network Corp. Class A	9,379	349,555
FactSet Research Systems Inc.	1,696	156,914
Gannett Co. Inc.	9,249	181,558
John Wiley & Sons Inc. Class A	1,878	71,927

Security	Shares	Value

Liberty Global Inc. Series Aa	10,143	$692,666
Liberty Media Corp.[a]	4,548	507,148
McGraw-Hill Companies Inc. (The)	11,404	655,958
Meredith Corp.[b]	1,485	53,846
New York Times Co. (The) Class Aa	5,204	46,107
News Corp. Class A NVS	82,509	2,288,800
Nielsen Holdings NVa	5,089	165,443
Scholastic Corp.	977	28,978
Scripps Networks Interactive Inc. Class A	3,533	218,233
Sirius XM Radio Inc.	134,078	421,005
Starz Liberty Capital Series Aa	4,548	72,495
Time Warner Cable Inc.	12,362	1,104,421
Time Warner Inc.	38,835	1,961,944
Viacom Inc. Class B NVS	18,953	1,143,814
Walt Disney Co. (The)	72,611	3,912,281
Washington Post Co. (The) Class B	193	74,436

		21,618,985
METAL FABRICATE & HARDWARE — 0.24%
Mueller Industries Inc.	1,147	61,204
Precision Castparts Corp.	5,958	1,092,697
Timken Co. (The)	3,213	172,249
Valmont Industries Inc.	929	135,374
Worthington Industries Inc.	2,208	60,676

		1,522,200
MINING — 0.55%
Alcoa Inc.	43,564	385,106
Allied Nevada Gold Corp.[a,b]	3,333	78,959
Coeur d’Alene Mines Corp.[a]	3,671	79,661
Compass Minerals International Inc.	1,341	96,619
Freeport-McMoRan Copper & Gold Inc.	38,912	1,371,648
Hecla Mining Co.	11,323	59,446
Kaiser Aluminum Corp.	677	42,082
Molycorp Inc.[a,b]	4,308	31,793
Newmont Mining Corp.	20,287	871,529
Royal Gold Inc.	2,618	195,486
Stillwater Mining Co.[a]	4,688	63,100
Vulcan Materials Co.	5,328	301,352

		3,576,781
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.	8,300	119,603
Xerox Corp.	52,284	418,795

		538,398
OFFICE FURNISHINGS — 0.02%
Herman Miller Inc.	2,349	58,020
HNI Corp.	1,903	60,078

		118,098
OIL & GAS — 8.34%
Anadarko Petroleum Corp.	20,447	1,636,169
Apache Corp.	16,051	1,344,432
Atwood Oceanics Inc.[a]	2,307	121,740
Berry Petroleum Co. Class Ab	1,871	68,890
Bill Barrett Corp.[a]	2,124	33,920
Cabot Oil & Gas Corp.	8,532	450,319

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

Carrizo Oil & Gas Inc.[a]	1,424	$30,587
Cheniere Energy Inc.[a]	9,250	196,377
Chesapeake Energy Corp.	21,153	426,868
Chevron Corp.	80,158	9,230,194
Cimarex Energy Co.	3,495	223,191
Cobalt International Energy Inc.[a]	7,202	174,360
Comstock Resources Inc.[a,b]	1,932	28,188
Concho Resources Inc.[a]	4,253	387,959
ConocoPhillips	49,760	2,886,080
Continental Resources Inc.[a]	2,348	195,166
Denbury Resources Inc.[a]	16,023	298,508
Devon Energy Corp.	15,390	880,154
Diamond Offshore Drilling Inc.	2,864	215,058
Energen Corp.	2,950	142,013
Ensco PLC Class A	9,451	600,800
EOG Resources Inc.	11,058	1,382,029
EQT Corp.	6,125	363,886
EXCO Resources Inc.	6,146	39,396
Exxon Mobil Corp.	186,737	16,800,728
Forest Oil Corp.[a]	4,632	32,239
Gulfport Energy Corp.[a]	2,426	100,121
Helmerich & Payne Inc.	4,356	280,265
Hess Corp.	12,148	815,860
HollyFrontier Corp.	8,365	436,820
Kodiak Oil & Gas Corp.[a]	11,041	101,577
Marathon Oil Corp.	28,842	969,380
Marathon Petroleum Corp.	13,837	1,026,844
McMoRan Exploration Co.[a,b]	3,856	60,963
Murphy Oil Corp.	7,543	448,959
Nabors Industries Ltd.[a]	11,712	195,239
Newfield Exploration Co.[a]	5,381	158,739
Noble Corp.	10,325	418,162
Noble Energy Inc.	7,254	781,909
Oasis Petroleum Inc.[a,b]	2,870	102,976
Occidental Petroleum Corp.	33,204	2,930,917
Patterson-UTI Energy Inc.[b]	6,293	128,000
Phillips 66	25,697	1,556,467
Pioneer Natural Resources Co.	5,004	588,170
Plains Exploration & Production Co.[a]	5,270	251,642
QEP Resources Inc.	7,211	211,643
Range Resources Corp.	6,598	443,188
Rosetta Resources Inc.[a]	2,170	115,053
Rowan Companies PLC[a]	5,143	177,331
SandRidge Energy Inc.[a,b]	14,193	100,486
SM Energy Co.	2,750	159,940
Southwestern Energy Co.[a]	14,193	486,820
Tesoro Corp.	5,704	277,728
Transocean Ltd.	14,760	837,040
Ultra Petroleum Corp.[a,b]	6,194	112,855
Unit Corp.[a]	1,743	83,891
Valero Energy Corp.	22,564	986,724
Whiting Petroleum Corp.[a]	4,821	229,383
WPX Energy Inc.[a]	7,956	119,579

		53,883,922
OIL & GAS SERVICES — 1.70%
Baker Hughes Inc.	17,901	800,533
Cameron International Corp.[a]	10,152	642,723
CARBO Ceramics Inc.	813	65,129
Core Laboratories NV	1,898	242,261
Dresser-Rand Group Inc.[a,b]	3,068	187,301
Dril-Quip Inc.[a]	1,482	120,175

Security	Shares	Value

Exterran Holdings Inc.[a,b]	2,631	$61,145
FMC Technologies Inc.[a]	9,659	457,354
Halliburton Co.	38,040	1,547,467
Helix Energy Solutions Group Inc.[a]	4,122	97,774
Key Energy Services Inc.[a,b]	6,132	49,853
Lufkin Industries Inc.	1,413	81,827
National Oilwell Varco Inc.	17,498	1,297,302
Oceaneering International Inc.	4,458	281,790
Oil States International Inc.[a]	2,258	175,176
Schlumberger Ltd.	54,323	4,239,910
SEACOR Holdings Inc.	772	70,229
Superior Energy Services Inc.[a]	6,594	164,652
Weatherford International Ltd.[a]	31,400	419,190

		11,001,791
PACKAGING & CONTAINERS — 0.25%
Ball Corp.	6,223	277,048
Bemis Co. Inc.	4,206	150,070
Crown Holdings Inc.[a]	5,993	226,895
Greif Inc. Class A	1,271	59,712
Owens-Illinois Inc.[a]	6,725	160,055
Packaging Corp. of America	4,066	156,256
Rock-Tenn Co. Class A	2,901	229,034
Sealed Air Corp.	7,934	148,524
Silgan Holdings Inc.	1,924	82,540
Sonoco Products Co.	4,082	126,501

		1,616,635
PHARMACEUTICALS — 6.41%
Abbott Laboratories	64,803	2,195,526
AbbVie Inc.	64,774	2,376,558
Actavis Inc.[a]	5,214	450,437
Align Technology Inc.[a,b]	2,967	93,045
Alkermes PLC[a]	5,051	116,426
Allergan Inc.	12,614	1,324,596
AmerisourceBergen Corp.	9,646	437,639
Auxilium Pharmaceuticals Inc.[a]	1,961	36,082
BioMarin Pharmaceutical Inc.[a,b]	5,092	279,500
Bristol-Myers Squibb Co.	67,539	2,440,859
Cardinal Health Inc.	13,946	610,974
DENTSPLY International Inc.	5,818	242,960
Eli Lilly and Co.	41,761	2,242,148
Endo Health Solutions Inc.[a]	4,744	150,195
Express Scripts Holding Co.[a]	33,496	1,789,356
Forest Laboratories Inc.[a]	9,552	346,738
Herbalife Ltd.[b]	4,527	164,421
Impax Laboratories Inc.[a,b]	2,663	53,686
Isis Pharmaceuticals Inc.[a,b]	3,875	56,304
Jazz Pharmaceuticals PLC[a]	1,951	110,017
Johnson & Johnson	113,499	8,389,846
McKesson Corp.	9,653	1,015,785
Mead Johnson Nutrition Co. Class A	8,333	633,308
Medivation Inc.[a]	3,022	164,276
Merck & Co. Inc.	124,502	5,384,711
Mylan Inc.[a]	16,588	468,943
Nektar Therapeutics[a,b]	4,604	39,456
Omnicare Inc.	4,446	173,172
Onyx Pharmaceuticals Inc.[a,b]	2,740	212,405
Patterson Companies Inc.	3,451	124,685
Perrigo Co.	3,611	362,942
Pfizer Inc.	301,536	8,225,902

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

Pharmacyclics Inc.[a,b]	2,025	$140,393
Questcor Pharmaceuticals Inc.[b]	2,388	60,846
Salix Pharmaceuticals Ltd.[a,b]	1,955	93,645
Theravance Inc.[a,b]	2,740	60,965
VCA Antech Inc.[a]	3,504	75,686
ViroPharma Inc.[a]	2,875	76,648
VIVUS Inc.[a,b]	4,091	49,542
Warner Chilcott PLC Class A	7,132	101,060

		41,371,683
PIPELINES — 0.49%
Kinder Morgan Inc.	25,810	966,843
ONEOK Inc.	8,426	396,106
SemGroup Corp. Class Aa	1,707	73,674
Spectra Energy Corp.	27,176	754,949
Williams Companies Inc. (The)	27,670	969,834

		3,161,406
REAL ESTATE — 0.12%
Alexander & Baldwin Inc.[a]	1,637	55,003
CBRE Group Inc. Class Aa	12,438	268,412
Forest City Enterprises Inc. Class Aa	5,417	91,602
Howard Hughes Corp. (The)[a]	1,173	84,456
Jones Lang LaSalle Inc.	1,777	163,733
St. Joe Co. (The)[a,b]	3,768	88,548

		751,754
REAL ESTATE INVESTMENT TRUSTS — 3.40%
Alexandria Real Estate Equities Inc.	2,636	191,110
American Campus Communities Inc.	4,200	195,594
American Capital Agency Corp.	14,022	443,516
American Tower Corp.	16,208	1,234,239
Annaly Capital Management Inc.[b]	39,927	593,715
Apartment Investment and Management Co. Class A	6,013	164,035
ARMOUR Residential REIT Inc.	12,591	90,403
AvalonBay Communities Inc.	4,669	605,990
BioMed Realty Trust Inc.[b]	6,249	127,167
Boston Properties Inc.	6,141	646,524
Brandywine Realty Trust	6,113	77,818
BRE Properties Inc. Class A	3,202	162,918
Camden Property Trust	3,483	241,685
CBL & Associates Properties Inc.	6,678	143,510
Chimera Investment Corp.	41,816	127,539
Colonial Properties Trust[b]	3,532	77,386
CommonWealth REIT	3,388	55,699
Corporate Office Properties Trust	3,256	86,154
CYS Investments Inc.	6,977	90,701
DCT Industrial Trust Inc.	11,497	81,169
DDR Corp.[b]	9,978	165,535
DiamondRock Hospitality Co.[b]	7,926	72,285
Digital Realty Trust Inc.	5,109	346,952
Douglas Emmett Inc.	5,294	123,456
Duke Realty Corp.	12,716	195,954
DuPont Fabros Technology Inc.[b]	2,530	59,809
EastGroup Properties Inc.[b]	1,245	69,770
Entertainment Properties Trust[b]	1,887	88,425
Equity Lifestyle Properties, Inc.	1,552	111,123
Equity Residential	13,132	727,381
Essex Property Trust Inc.[b]	1,518	233,438
Extra Space Storage Inc.	4,186	166,770

Security	Shares	Value

Federal Realty Investment Trust	2,609	$276,163
Franklin Street Properties Corp.[b]	3,006	39,078
General Growth Properties Inc.[b]	18,520	361,510
Hatteras Financial Corp.	4,073	110,297
HCP Inc.	18,418	854,411
Health Care REIT Inc.	10,599	666,041
Healthcare Realty Trust Inc.	3,504	89,282
Highwoods Properties Inc.[b]	3,043	109,548
Home Properties Inc.[b]	2,119	130,255
Hospitality Properties Trust	5,029	126,831
Host Hotels & Resorts Inc.	29,600	496,984
Invesco Mortgage Capital Inc.	4,730	102,641
Kilroy Realty Corp.	3,054	152,395
Kimco Realty Corp.	16,685	346,547
LaSalle Hotel Properties	3,842	104,887
Lexington Realty Trust	6,480	71,280
Liberty Property Trust	4,872	190,836
Macerich Co. (The)[b]	5,575	332,939
Mack-Cali Realty Corp.[b]	3,534	96,019
MFA Financial Inc.	14,551	130,813
Mid-America Apartment Communities Inc.	1,707	111,587
National Retail Properties Inc.[b]	4,472	143,193
Omega Healthcare Investors Inc.[b]	4,623	118,164
Piedmont Office Realty Trust Inc. Class A	7,042	136,122
Plum Creek Timber Co. Inc.	6,704	322,999
Post Properties Inc.	2,182	105,849
Potlatch Corp.	1,629	70,682
Prologis Inc.	18,760	748,524
Public Storage	5,909	909,572
Rayonier Inc.[b]	5,013	269,900
Realty Income Corp.[b]	7,287	318,296
Redwood Trust Inc.	3,465	66,182
Regency Centers Corp.	3,667	182,727
RLJ Lodging Trust	4,344	90,833
Senior Housing Properties Trust	7,281	175,399
Simon Property Group Inc.	12,629	2,022,913
SL Green Realty Corp.	3,697	297,165
Sovran Self Storage Inc.	1,240	80,898
Starwood Property Trust Inc.	5,430	139,225
Sunstone Hotel Investors Inc.[a,b]	5,711	66,076
Tanger Factory Outlet Centers Inc.	3,823	135,411
Taubman Centers Inc.[b]	2,423	197,475
Two Harbors Investment Corp.	12,068	149,885
UDR Inc.	10,298	246,019
Ventas Inc.	12,093	801,645
Vornado Realty Trust	6,910	583,619
Washington Real Estate Investment Trust[b]	2,676	76,212
Weingarten Realty Investors[b]	4,544	131,049
Weyerhaeuser Co.	22,166	667,640

		21,951,788
RETAIL — 6.20%
Abercrombie & Fitch Co. Class A	3,300	165,000
Advance Auto Parts Inc.	3,044	223,795
Aeropostale Inc.[a]	3,310	44,784
American Eagle Outfitters Inc.	7,295	147,432
ANN INC.[a]	1,918	59,151
Ascena Retail Group Inc.[a,b]	5,196	88,072
AutoNation Inc.[a]	1,606	77,891
AutoZone Inc.[a]	1,517	560,835
Bed Bath & Beyond Inc.[a]	9,438	554,011
Best Buy Co. Inc.	10,762	174,990

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

Big Lots Inc.[a]	2,356	$75,745
Bob Evans Farms Inc.	1,180	52,239
Brinker International Inc.	3,041	99,562
Buckle Inc. (The)[b]	1,110	51,926
Cabela’s Inc.[a]	1,877	96,891
CarMax Inc.[a]	9,290	366,212
Casey’s General Stores Inc.	1,535	84,011
Cash America International Inc.	1,196	57,300
Cato Corp. (The) Class A	1,123	30,961
Cheesecake Factory Inc. (The)	2,132	70,697
Chico’s FAS Inc.	6,860	123,000
Children’s Place Retail Stores Inc. (The)[a]	1,046	52,133
Chipotle Mexican Grill Inc.[a]	1,302	399,727
Coinstar Inc.[a,b]	1,250	63,600
Copart Inc.[a]	4,372	156,998
Costco Wholesale Corp.	17,703	1,811,725
Cracker Barrel Old Country Store Inc.	939	60,866
CVS Caremark Corp.	50,996	2,610,995
Darden Restaurants Inc.	5,253	244,264
Dick’s Sporting Goods Inc.	4,066	193,501
Dillard’s Inc. Class A	1,247	105,259
Dollar General Corp.[a]	10,815	499,869
Dollar Tree Inc.[a]	9,327	372,987
Domino’s Pizza Inc.	2,261	105,295
DSW Inc. Class A	1,335	89,351
Dunkin’ Brands Group Inc.	3,051	111,392
Express Inc.[a,b]	3,741	68,760
EZCORP Inc. Class A NVS[a]	1,773	39,361
Family Dollar Stores Inc.	3,957	224,362
Foot Locker Inc.	6,215	213,485
GameStop Corp. Class A	5,026	116,603
Gap Inc. (The)	12,172	397,781
Genesco Inc.[a]	1,003	62,517
GNC Holdings Inc. Class A	2,989	107,425
Group 1 Automotive Inc.	813	55,073
Guess? Inc.	2,625	71,111
Home Depot Inc. (The)	61,254	4,099,118
HSN Inc.	1,469	87,552
J.C. Penney Co. Inc.[b]	5,808	118,077
Jack in the Box Inc.[a]	1,794	52,080
Kohl’s Corp.	8,747	404,899
Limited Brands Inc.	9,751	468,243
Lowe’s Companies Inc.	46,054	1,758,802
Macy’s Inc.	16,253	642,156
McDonald’s Corp.	41,141	3,920,326
Men’s Wearhouse Inc. (The)	1,827	55,449
MSC Industrial Direct Co. Inc. Class A	1,891	149,616
Nordstrom Inc.	6,240	344,635
Nu Skin Enterprises Inc. Class A	2,161	91,540
O’Reilly Automotive Inc.[a]	4,733	438,512
Panera Bread Co. Class Aa	1,155	184,580
Papa John’s International Inc.[a]	645	36,184
PetSmart Inc.	4,438	290,290
Pier 1 Imports Inc.	4,468	96,911
PVH Corp.	2,903	345,080
Regis Corp.	2,355	41,801
Rite Aid Corp.[a]	32,254	51,606
Ross Stores Inc.	9,140	545,658
Saks Inc.[a]	3,837	41,478
Sally Beauty Holdings Inc.[a]	6,243	165,689
Sears Holdings Corp.[a,b]	1,496	70,237
Signet Jewelers Ltd.	3,300	206,514
Staples Inc.	27,814	374,933

Security	Shares	Value

Starbucks Corp.	30,447	$1,708,686
Target Corp.	26,638	1,609,202
Tiffany & Co.	4,863	319,742
TJX Companies Inc. (The)	29,866	1,349,346
Tractor Supply Co.	2,922	302,924
Ulta Salon, Cosmetics & Fragrance Inc.	2,394	234,181
Urban Outfitters Inc.[a]	4,414	188,875
Vitamin Shoppe Inc.[a]	1,251	76,411
Wal-Mart Stores Inc.	68,513	4,792,484
Walgreen Co.	35,068	1,401,317
Wendy’s Co. (The)	12,263	63,032
Williams-Sonoma Inc.	3,453	151,932
World Fuel Services Corp.	2,888	124,502
Yum! Brands Inc.	18,507	1,201,845

		40,045,390
SAVINGS & LOANS — 0.15%
Astoria Financial Corp.	3,675	35,795
Capitol Federal Financial Inc.	5,907	69,407
First Niagara Financial Group Inc.	14,662	114,950
Hudson City Bancorp Inc.	19,871	169,897
New York Community Bancorp Inc.	17,755	237,029
People’s United Financial Inc.	14,028	172,685
Provident Financial Services Inc.	2,307	34,213
TFS Financial Corp.[a]	2,854	29,196
Washington Federal Inc.	4,370	76,868

		940,040
SEMICONDUCTORS — 2.74%
Advanced Micro Devices Inc.[a,b]	24,009	62,423
Altera Corp.	13,008	434,727
Analog Devices Inc.	12,413	541,703
Applied Materials Inc.	49,328	636,825
Atmel Corp.[a]	17,506	117,290
Broadcom Corp. Class A	21,179	687,259
Cavium Inc.[a,b]	1,965	65,710
Cirrus Logic Inc.[a]	2,739	77,322
Cree Inc.[a,b]	4,715	203,452
Cypress Semiconductor Corp.[a]	5,534	56,834
Fairchild Semiconductor International Inc.[a]	5,183	76,553
First Solar Inc.[a]	2,331	65,688
Hittite Microwave Corp.[a,b]	1,143	70,157
Integrated Device Technology Inc.[a,b]	5,908	42,715
Intel Corp.	203,807	4,288,099
International Rectifier Corp.[a,b]	2,810	54,767
Intersil Corp. Class A	5,151	44,556
KLA-Tencor Corp.	6,883	377,946
Lam Research Corp.[a]	7,001	288,021
Linear Technology Corp.	9,471	346,828
LSI Corp.[a]	23,049	162,265
Marvell Technology Group Ltd.	19,181	177,424
Maxim Integrated Products Inc.	11,823	371,833
Microchip Technology Inc.	7,839	262,215
Micron Technology Inc.[a]	42,107	318,329
Microsemi Corp.[a]	3,833	80,186
NVIDIA Corp.	25,563	313,402
OmniVision Technologies Inc.[a]	2,414	37,103
ON Semiconductor Corp.[a]	18,030	141,536
PMC-Sierra Inc.[a]	8,054	46,552
QLogic Corp.[a]	4,033	46,581
QUALCOMM Inc.	69,849	4,612,130

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

Rovi Corp.[a]	4,226	$73,068
Semtech Corp.[a]	2,665	80,376
Silicon Laboratories Inc.[a,b]	1,557	67,948
Skyworks Solutions Inc.[a]	7,838	187,642
Teradyne Inc.[a,b]	7,588	122,622
Tessera Technologies Inc.	2,103	36,908
Texas Instruments Inc.	45,912	1,518,769
TriQuint Semiconductor Inc.[a]	6,737	35,369
Veeco Instruments Inc.[a,b]	1,589	49,974
Xilinx Inc.	10,709	390,771

		17,671,878
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.	2,110	93,473

		93,473
SOFTWARE — 3.64%
ACI Worldwide Inc.[a,b]	1,638	77,870
Activision Blizzard Inc.	16,925	192,776
Acxiom Corp.[a]	3,160	56,027
Adobe Systems Inc.[a]	20,350	769,840
Akamai Technologies Inc.[a]	7,339	298,771
Allscripts Healthcare Solutions Inc.[a]	6,693	74,158
ANSYS Inc.[a]	3,761	276,810
Aspen Technology Inc.[a]	3,845	117,657
athenahealth Inc.[a,b]	1,514	130,915
Autodesk Inc.[a]	9,272	360,495
BMC Software Inc.[a,b]	5,908	245,477
Broadridge Financial Solutions Inc.	5,028	118,510
CA Inc.	13,868	344,204
Cerner Corp.[a]	5,953	491,420
Citrix Systems Inc.[a]	7,646	559,381
CommVault Systems Inc.[a]	1,683	129,137
Compuware Corp.[a]	8,940	103,883
Concur Technologies Inc.[a,b]	1,900	127,110
Dun & Bradstreet Corp. (The)	1,829	149,137
Electronic Arts Inc.[a]	12,747	200,510
Fair Isaac Corp.	1,471	66,298
Fidelity National Information Services Inc.	10,213	379,004
Fiserv Inc.[a]	5,490	440,902
Informatica Corp.[a]	4,488	166,101
Intuit Inc.	11,421	712,442
Microsoft Corp.	310,230	8,522,018
MSCI Inc. Class Aa	5,098	172,006
NetSuite Inc.[a]	1,139	79,992
Nuance Communications Inc.[a,b]	10,133	243,699
Oracle Corp.	153,939	5,466,374
Progress Software Corp.[a]	2,512	58,957
PTC Inc.[a,b]	4,826	111,867
QLIK Technologies Inc.[a,b]	2,989	66,386
Red Hat Inc.[a]	7,912	439,591
Salesforce.com Inc.[a]	5,333	917,969
SolarWinds Inc.[a]	2,511	136,649
Solera Holdings Inc.	2,862	156,866
Take-Two Interactive Software Inc.[a,b]	3,680	44,786
Ultimate Software Group Inc. (The)[a,b]	1,132	114,943
VeriFone Systems Inc.[a]	4,342	150,754
VMware Inc. Class Aa,b	3,454	264,162

		23,535,854

Security	Shares	Value

TELECOMMUNICATIONS — 3.90%
Acme Packet Inc.[a,b]	2,240	$54,141
ADTRAN Inc.	2,649	53,510
Amdocs Ltd.	6,763	241,371
Anixter International Inc.	1,153	77,574
ARRIS Group Inc.[a,b]	4,825	79,709
Aruba Networks Inc.[a,b]	4,386	101,053
AT&T Inc.	232,625	8,093,024
CenturyLink Inc.	25,544	1,033,255
Ciena Corp.[a,b]	3,880	60,761
Cincinnati Bell Inc.[a]	8,133	38,632
Cisco Systems Inc.	217,622	4,476,485
Corning Inc.	60,669	728,028
Crown Castle International Corp.[a]	12,038	848,920
Finisar Corp.[a,b]	3,663	56,776
Frontier Communications Corp.[b]	40,652	185,780
Harris Corp.	4,555	210,441
InterDigital Inc.	1,656	71,854
IPG Photonics Corp.	1,161	76,022
JDS Uniphase Corp.[a]	9,318	135,204
Juniper Networks Inc.[a]	21,256	475,709
Level 3 Communications Inc.[a]	6,681	159,141
MetroPCS Communications Inc.[a]	13,054	130,932
Motorola Solutions Inc.	11,541	673,879
NeuStar Inc. Class Aa,b	2,657	119,937
NII Holdings Inc.[a,b]	6,966	48,762
Plantronics Inc.	1,759	72,330
Polycom Inc.[a]	7,348	81,048
RF Micro Devices Inc.[a]	11,194	55,970
SBA Communications Corp. Class Aa	5,159	359,376
Sprint Nextel Corp.[a]	122,873	691,775
Telephone & Data Systems Inc.	4,142	104,751
Tellabs Inc.	13,438	30,639
tw telecom inc.[a]	6,179	170,726
Verizon Communications Inc.	116,927	5,099,186
ViaSat Inc.[a,b]	1,707	65,566
Windstream Corp.	24,334	237,013

		25,199,280
TEXTILES — 0.07%
Cintas Corp.	4,343	183,535
Mohawk Industries Inc.[a]	2,389	242,866

		426,401
TOYS, GAMES & HOBBIES — 0.11%
Hasbro Inc.	4,738	177,059
Mattel Inc.	14,100	530,583

		707,642
TRANSPORTATION — 1.64%
Bristow Group Inc.	1,401	79,829
C.H. Robinson Worldwide Inc.	6,562	434,076
Con-way Inc.	2,258	70,856
CSX Corp.	42,305	931,979
Expeditors International of Washington Inc.	8,531	365,980
FedEx Corp.	11,947	1,212,023
Forward Air Corp.	1,193	44,272
Genesee & Wyoming Inc. Class Aa,b	1,770	149,707
Hub Group Inc. Class Aa	1,502	55,289

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

J.B. Hunt Transport Services Inc.	3,692	$248,361
Kansas City Southern Industries Inc.	4,509	419,833
Kirby Corp.[a,b]	2,270	160,375
Knight Transportation Inc.	2,289	36,510
Landstar System Inc.	1,928	109,973
Matson Inc.	1,637	44,870
Norfolk Southern Corp.	12,965	892,900
Old Dominion Freight Line Inc.[a,b]	2,869	106,956
Ryder System Inc.	2,087	118,500
Teekay Corp.	1,634	57,484
Tidewater Inc.	2,104	103,454
Union Pacific Corp.	19,235	2,528,633
United Parcel Service Inc. Class B	29,266	2,320,501
UTi Worldwide Inc.	4,169	61,534
Werner Enterprises Inc.	1,667	39,375

		10,593,270
TRUCKING & LEASING — 0.01%
GATX Corp.	1,897	89,823

		89,823
WATER — 0.07%
American Water Works Co. Inc.	7,305	279,635
Aqua America Inc.	5,651	153,877
California Water Service Group	1,686	32,877

		466,389

TOTAL COMMON STOCKS (Cost: $563,448,749)		645,085,213

SHORT-TERM INVESTMENTS — 2.19%

MONEY MARKET FUNDS — 2.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	12,240,676	12,240,676
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	856,697	856,697
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	1,034,506	1,034,506

		14,131,879

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,131,879)		14,131,879

TOTAL INVESTMENTS IN SECURITIES — 102.07% (Cost: $577,580,628)		659,217,092
Other Assets Less Liabilities — (2.07)%		(13,395,831)

NET ASSETS — 100.00%		$645,821,261

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

20

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.86%

ADVANCED MATERIALS/PRODUCTS — 2.36%
Hexcel Corp.[a,b]	69,968	$1,874,443

		1,874,443

AEROSPACE/DEFENSE — 43.60%
AeroVironment Inc.[a,b]	36,367	787,345
Boeing Co. (The)	81,025	5,985,317
Cubic Corp.	21,797	1,024,459
Esterline Technologies Corp.[a]	25,162	1,670,505
General Dynamics Corp.	64,418	4,270,913
Lockheed Martin Corp.	50,202	4,361,048
Northrop Grumman Corp.	56,717	3,688,874
Raytheon Co.	70,598	3,719,103
Rockwell Collins Inc.	51,417	3,027,433
Spirit AeroSystems Holdings Inc. Class Aa	95,222	1,517,839
Teledyne Technologies Inc.[a,b]	27,577	1,882,406
TransDigm Group Inc.	19,884	2,693,089

		34,628,331

AEROSPACE/DEFENSE—EQUIPMENT — 29.81%
AAR Corp.	61,532	1,159,878
Alliant Techsystems Inc.	26,114	1,690,098
B/E Aerospace Inc.[a]	49,296	2,538,251
Curtiss-Wright Corp.	44,705	1,593,733
Exelis Inc.	143,572	1,577,856
GenCorp Inc.[a,b]	102,500	1,099,825
HEICO Corp. Class A	42,416	1,442,568
Moog Inc. Class Aa,b	39,826	1,744,379
Orbital Sciences Corp.[a,b]	82,296	1,209,751
Triumph Group Inc.	31,014	2,182,455
United Technologies Corp.	84,883	7,433,205

		23,671,999
DIVERSIFIED MANUFACTURING OPERATIONS — 4.08%
Textron Inc.	112,766	3,243,150

		3,243,150

ELECTRONIC MEASURING INSTRUMENTS — 2.85%
FLIR Systems Inc.	95,017	2,258,554

		2,258,554

ELECTRONICS — MILITARY — 3.51%
L-3 Communications Holdings Inc.	36,676	2,784,442

		2,784,442

ENTERPRISE SOFTWARE/SERVICES — 1.17%
ManTech International Corp. Class Ab	37,763	931,613

		931,613

Security	Shares	Value

FIREARMS & AMMUNITION — 2.63%
Smith & Wesson Holding Corp.[a,b]	101,380	$871,868
Sturm, Ruger & Co. Inc.[b]	23,954	1,216,145

		2,088,013

METAL PROCESSORS & FABRICATORS — 7.66%
Precision Castparts Corp.	25,778	4,727,685
RBC Bearings Inc.[a,b]	25,762	1,358,430

		6,086,115

SHIPBUILDING — 2.19%
Huntington Ingalls Industries Inc.	39,266	1,739,484

		1,739,484

TOTAL COMMON STOCKS (Cost: $88,347,876)		79,306,144

SHORT-TERM INVESTMENTS—8.31%

MONEY MARKET FUNDS — 8.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	6,091,848	6,091,848
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	426,355	426,355
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	78,969	78,969

		6,597,172

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,597,172)		6,597,172

TOTAL INVESTMENTS IN SECURITIES — 108.17% (Cost: $94,945,048)		85,903,316
Other Assets, Less Liabilities — (8.17%)		(6,483,535)

NET ASSETS — 100.00%		$79,419,781

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

21

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.86%

CHEMICALS — 64.55%
A. Schulman Inc.	37,329	$1,200,127
Air Products and Chemicals Inc.	271,737	23,757,966
Airgas Inc.	89,739	8,546,742
Albemarle Corp.	113,952	6,986,397
Ashland Inc.	93,585	7,347,358
Cabot Corp.	76,210	2,852,540
Celanese Corp. Series A	203,666	9,547,862
CF Industries Holdings Inc.	80,264	18,394,101
Chemtura Corp.[a]	124,790	2,960,019
Cytec Industries Inc.	58,202	4,266,207
Dow Chemical Co. (The)	1,531,011	49,298,554
E.I. du Pont de Nemours and Co.	1,190,451	56,486,900
Eastman Chemical Co.	195,796	13,930,885
FMC Corp.	175,407	10,782,268
H.B. Fuller Co.	63,560	2,483,925
Huntsman Corp.	244,639	4,312,986
International Flavors & Fragrances Inc.	104,132	7,334,017
Intrepid Potash Inc.	68,080	1,586,264
LyondellBasell Industries NV Class A	484,644	30,736,123
Minerals Technologies Inc.	45,234	1,871,331
Mosaic Co. (The)	353,221	21,634,786
NewMarket Corp.[b]	13,704	3,496,713
Olin Corp.	102,324	2,380,056
PolyOne Corp.	113,790	2,485,174
PPG Industries Inc.[b]	182,589	25,173,545
Praxair Inc.	379,327	41,866,321
Rockwood Holdings Inc.	99,137	5,425,768
RPM International Inc.	168,890	5,271,057
Sensient Technologies Corp.	63,581	2,422,436
Sigma-Aldrich Corp.	153,616	11,879,125
W.R. Grace & Co.[a]	90,382	6,489,428

		393,206,981
COAL — 4.13%
Alpha Natural Resources Inc.[a]	281,509	2,494,170
Arch Coal Inc.	270,370	1,925,034
CONSOL Energy Inc.	290,798	9,113,609
Peabody Energy Corp.	342,636	8,617,296
Walter Energy Inc.	79,822	2,997,316

		25,147,425
FOREST PRODUCTS & PAPER — 4.72%
Domtar Corp.	45,018	3,746,848
International Paper Co.	560,639	23,221,667
Resolute Forest Products Inc.[a]	128,228	1,749,030

		28,717,545
HOUSEHOLD PRODUCTS & WARES — 0.80%
Avery Dennison Corp.	127,146	4,896,393

		4,896,393

Security	Shares	Value

IRON & STEEL — 8.18%
Allegheny Technologies Inc.	137,005	$4,336,208
Carpenter Technology Corp.	56,444	2,953,715
Cliffs Natural Resources Inc.	181,920	6,787,435
Commercial Metals Co.	148,589	2,474,007
Nucor Corp.	405,514	18,657,699
Reliance Steel & Aluminum Co.	96,459	6,242,826
Steel Dynamics Inc.	279,900	4,257,279
United States Steel Corp.[b]	184,196	4,116,781

		49,825,950
MANUFACTURING — 0.38%
Polypore International Inc.[a,b]	59,463	2,294,677

		2,294,677
METAL FABRICATE & HARDWARE — 0.30%
Worthington Industries Inc.	66,919	1,838,934

		1,838,934
MINING — 16.80%
Alcoa Inc.	1,362,452	12,044,076
Allied Nevada Gold Corp.[a,b]	104,544	2,476,647
Coeur d’Alene Mines Corp.[a]	114,340	2,481,178
Compass Minerals International Inc.	42,269	3,045,481
Freeport-McMoRan Copper & Gold Inc.	1,211,956	42,721,449
Hecla Mining Co.	363,548	1,908,627
Kaiser Aluminum Corp.[b]	21,439	1,332,648
Molycorp Inc.[a,b]	123,775	913,460
Newmont Mining Corp.	633,777	27,227,060
Royal Gold Inc.	83,027	6,199,626
Stillwater Mining Co.[a,b]	148,982	2,005,298

		102,355,550

TOTAL COMMON STOCKS (Cost: $735,433,724)		608,283,455

SHORT-TERM INVESTMENTS — 5.85%

MONEY MARKET FUNDS — 5.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	32,959,419	32,959,419
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	2,306,755	2,306,755

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	364,624	$364,624

		35,630,798

TOTAL SHORT-TERM INVESTMENTS (Cost: $35,630,798)		35,630,798

TOTAL INVESTMENTS IN SECURITIES — 105.71% (Cost: $771,064,522)		643,914,253
Other Assets, Less Liabilities — (5.71)%		(34,780,081)

NET ASSETS — 100.00%		$609,134,172

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

23

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

DIVERSIFIED BANKING INSTITUTIONS — 16.50%
Goldman Sachs Group Inc. (The)	32,583	$4,817,722
Morgan Stanley	185,123	4,230,061

		9,047,783
FINANCE — INVESTMENT BANKER/BROKER — 46.44%
Charles Schwab Corp. (The)	213,377	3,527,122
E*TRADE Financial Corp.[a]	218,625	2,319,611
Greenhill & Co. Inc.[b]	31,337	1,845,749
Interactive Brokers Group Inc. Class A	89,818	1,284,397
Investment Technology Group Inc.[a,b]	129,654	1,312,098
Jefferies Group Inc.	101,935	2,031,565
KBW Inc.	86,008	1,364,947
Knight Capital Group Inc. Class Aa,b	341,719	1,271,195
LPL Financial Holdings Inc.	53,744	1,789,675
Piper Jaffray Companies Inc.[a,b]	42,096	1,630,378
Raymond James Financial Inc.	57,975	2,587,424
Stifel Financial Corp.[a,b]	55,430	2,042,596
TD Ameritrade Holding Corp.	126,481	2,452,467

		25,459,224
FINANCE — OTHER SERVICES — 31.42%
BGC Partners Inc. Class A	339,400	1,354,206
CBOE Holdings Inc.	63,644	2,156,259
CME Group Inc.	57,966	3,352,753
IntercontinentalExchange Inc.[a]	20,157	2,796,784
MarketAxess Holdings Inc.	48,548	1,835,600
NASDAQ OMX Group Inc. (The)	80,249	2,272,652
NYSE Euronext Inc.	99,960	3,455,617

		17,223,871
INVESTMENT MANAGEMENT/ADVISORY SERVICES — 5.52%
Ameriprise Financial Inc.	45,634	3,026,447

		3,026,447

TOTAL COMMON STOCKS (Cost: $61,013,920)		54,757,325

SHORT-TERM INVESTMENTS — 8.16%

MONEY MARKET FUNDS — 8.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	4,114,499	4,114,499
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	287,964	287,964

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	72,054	$72,054

		4,474,517

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,474,517)		4,474,517

TOTAL INVESTMENTS IN SECURITIES — 108.04% (Cost: $65,488,437)		59,231,842
Other Assets, Less Liabilities — (8.04)%		(4,410,502)

NET ASSETS — 100.00%		$54,821,340

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

24

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.82%

AGRICULTURE — 16.64%
Altria Group Inc.	474,821	$15,991,971
Archer-Daniels-Midland Co.	154,409	4,405,289
Bunge Ltd.	34,255	2,728,753
Lorillard Inc.	91,051	3,557,363
Philip Morris International Inc.	391,690	34,531,391
Reynolds American Inc.	76,009	3,342,876
Universal Corp.	5,522	300,286

		64,857,929
APPAREL — 6.42%
Carter’s Inc.[a,b]	11,911	717,400
Coach Inc.	66,514	3,392,214
Crocs Inc.[a,b]	21,376	317,647
Deckers Outdoor Corp.[a,b]	8,301	331,625
Hanesbrands Inc.[a,b]	22,943	859,904
Iconix Brand Group Inc.[a,b]	15,940	383,357
Jones Group Inc. (The)	17,824	213,888
Michael Kors Holdings Ltd.[a,b]	27,634	1,551,096
Nike Inc. Class B	171,137	9,249,955
Ralph Lauren Corp.	14,370	2,392,318
Steven Madden Ltd.[a,b]	9,531	439,188
Under Armour Inc. Class Aa,b	18,158	923,697
VF Corp.	20,662	3,049,298
Warnaco Group Inc. (The)[b]	9,577	701,132
Wolverine World Wide Inc.	11,539	496,177

		25,018,896
AUTO MANUFACTURERS — 4.42%
Ford Motor Co.	893,941	11,576,536
General Motors Co.[b]	179,351	5,037,970
Tesla Motors Inc.[a,b]	16,812	630,618

		17,245,124
AUTO PARTS & EQUIPMENT — 3.43%
BorgWarner Inc.[b]	27,449	2,036,167
Cooper Tire & Rubber Co.	14,661	373,269
Dana Holding Corp.	34,878	560,838
Goodyear Tire & Rubber Co. (The)[b]	57,540	791,751
Johnson Controls Inc.	160,326	4,984,535
Lear Corp.	22,754	1,114,946
Tenneco Inc.[a,b]	14,108	493,216
TRW Automotive Holdings Corp.[b]	23,775	1,370,153
Visteon Corp.[a,b]	12,397	697,827
WABCO Holdings Inc.[b]	14,843	930,062

		13,352,764
BEVERAGES — 19.21%
Beam Inc.	37,305	2,288,289
Brown-Forman Corp. Class B NVS	35,534	2,299,050
Coca-Cola Co. (The)	904,396	33,679,707
Coca-Cola Enterprises Inc.	63,262	2,205,946
Constellation Brands Inc. Class Ab	35,508	1,149,039

Security	Shares	Value

Dr Pepper Snapple Group Inc.	48,794	$2,199,145
Green Mountain Coffee Roasters Inc.[a,b]	28,917	1,316,591
Molson Coors Brewing Co. Class B NVS	36,538	1,650,787
Monster Beverage Corp.[b]	34,955	1,674,344
PepsiCo Inc.	362,687	26,421,748

		74,884,646
CHEMICALS — 3.26%
Monsanto Co.	125,346	12,703,817

		12,703,817
COSMETICS & PERSONAL CARE — 16.55%
Avon Products Inc.	101,323	1,720,465
Colgate-Palmolive Co.	104,133	11,180,760
Estee Lauder Companies Inc. (The) Class A	56,287	3,429,567
Procter & Gamble Co. (The)	641,088	48,184,174

		64,514,966
DISTRIBUTION & WHOLESALE — 1.51%
Fossil Inc.[b]	12,666	1,337,276
Genuine Parts Co.	36,373	2,474,455
LKQ Corp.[a,b]	69,686	1,560,270
Pool Corp.	10,915	500,125

		5,872,126
ELECTRICAL COMPONENTS & EQUIPMENT — 0.32%
Energizer Holdings Inc.	14,531	1,264,342

		1,264,342
ELECTRONICS — 0.16%
Gentex Corp.	33,400	638,942

		638,942
ENVIRONMENTAL CONTROL — 0.12%
Darling International Inc.[b]	27,527	464,380

		464,380
FOOD — 13.62%
B&G Foods Inc. Class A	12,250	388,325
Campbell Soup Co.	42,018	1,542,481
ConAgra Foods Inc.	95,551	3,123,562
Dean Foods Co.[b]	43,477	796,064
Flowers Foods Inc.	26,914	723,448
Fresh Del Monte Produce Inc.[a]	8,991	236,913
General Mills Inc.	151,282	6,344,767
H.J. Heinz Co.	75,184	4,558,406
Hain Celestial Group Inc.[a,b]	10,530	600,105
Hershey Co. (The)	35,062	2,785,676
Hillshire Brands Co.	28,581	885,439
Hormel Foods Corp.	31,432	1,087,862
Ingredion Inc.	17,966	1,187,014
J.M. Smucker Co. (The)	25,429	2,253,772
Kellogg Co.	57,984	3,392,064
Kraft Foods Group Inc.	138,900	6,419,958
Lancaster Colony Corp.	4,530	323,714
McCormick & Co. Inc. NVS	31,070	1,937,214

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Mondelez International Inc. Class A	416,667	11,579,176
Post Holdings Inc.[a,b]	7,595	288,534
Smithfield Foods Inc.[a,b]	29,260	682,051
TreeHouse Foods Inc.[a,b]	8,452	447,364
Tyson Foods Inc. Class A	67,291	1,488,477

		53,072,386
HAND & MACHINE TOOLS — 1.06%
Snap-on Inc.	13,635	1,104,708
Stanley Black & Decker Inc.	39,574	3,040,470

		4,145,178
HOME BUILDERS — 2.17%
D.R. Horton Inc.	65,469	1,548,997
Lennar Corp. Class A	38,488	1,598,792
M.D.C. Holdings Inc.	9,110	358,205
NVR Inc.[b]	1,078	1,109,973
PulteGroup Inc.[b]	79,707	1,653,123
Ryland Group Inc. (The)	10,613	421,548
Thor Industries Inc.	10,321	434,308
Toll Brothers Inc.[b]	35,061	1,313,034

		8,437,980
HOME FURNISHINGS — 0.96%
Harman International Industries Inc.	15,880	711,106
Tempur-Pedic International Inc.[b]	13,907	541,817
TiVo Inc.[a,b]	29,220	389,795
Whirlpool Corp.	18,255	2,106,262

		3,748,980
HOUSEHOLD PRODUCTS & WARES — 3.82%
Church & Dwight Co. Inc.	32,760	1,893,200
Clorox Co. (The)	30,591	2,398,640
Jarden Corp.	17,258	1,015,461
Kimberly-Clark Corp.	91,744	8,212,005
Scotts Miracle-Gro Co. (The) Class A	9,001	393,524
Tupperware Brands Corp.	12,993	990,067

		14,902,897
HOUSEWARES — 0.41%
Newell Rubbermaid Inc.	67,525	1,585,487

		1,585,487
LEISURE TIME — 1.24%
Brunswick Corp.	20,957	757,805
Harley-Davidson Inc.	53,050	2,780,881
Polaris Industries Inc.	15,045	1,310,269

		4,848,955
MACHINERY — 0.23%
Briggs & Stratton Corp.[a]	11,244	266,820
Middleby Corp. (The)[a,b]	4,396	621,419

		888,239

Security	Shares	Value

MANUFACTURING — 0.25%
Leggett & Platt Inc.	33,041	$972,727

		972,727
OFFICE FURNISHINGS — 0.17%
Herman Miller Inc.	13,747	339,551
HNI Corp.	10,604	334,768

		674,319
PHARMACEUTICALS — 1.16%
Herbalife Ltd.[a]	25,383	921,911
Mead Johnson Nutrition Co. Class A	47,601	3,617,676

		4,539,587
RETAIL — 0.64%
Nu Skin Enterprises Inc. Class A	12,376	524,247
PVH Corp.	16,564	1,968,963

		2,493,210
SOFTWARE — 0.65%
Activision Blizzard Inc.	99,004	1,127,655
Electronic Arts Inc.[b]	71,690	1,127,684
Take-Two Interactive Software Inc.[a,b]	21,217	258,211

		2,513,550
TEXTILES — 0.36%
Mohawk Industries Inc.[b]	13,622	1,384,813

		1,384,813
TOYS, GAMES & HOBBIES — 1.04%
Hasbro Inc.[a]	27,067	1,011,494
Mattel Inc.	80,452	3,027,409

		4,038,903

TOTAL COMMON STOCKS (Cost: $356,637,893)		389,065,143

SHORT-TERM INVESTMENTS — 2.64%

MONEY MARKET FUNDS — 2.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	8,089,421	8,089,421
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	566,160	566,160

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	1,632,155	$1,632,155

		10,287,736

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,287,736)		10,287,736

TOTAL INVESTMENTS IN SECURITIES — 102.46% (Cost: $366,925,629)		399,352,879
Other Assets, Less Liabilities — (2.46)%		(9,584,639)

NET ASSETS—100.00%		$389,768,240

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

27

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

ADVERTISING — 1.06%
Interpublic Group of Companies Inc. (The)	75,334	$912,295
Lamar Advertising Co. Class Aa	9,621	410,239
Omnicom Group Inc.	46,057	2,499,974

		3,822,508
AIRLINES — 1.70%
Alaska Air Group Inc.[a,b]	12,241	564,677
Delta Air Lines Inc.[a]	148,277	2,059,568
JetBlue Airways Corp.[a,b]	39,254	228,066
Southwest Airlines Co.	128,823	1,444,106
United Continental Holdings Inc.[a,b]	58,001	1,400,724
US Airways Group Inc.[a,b]	28,248	403,381

		6,100,522
COMMERCIAL SERVICES — 1.84%
Aaron’s Inc.	12,191	361,463
Apollo Group Inc. Class Aa	17,426	352,354
Arbitron Inc.	4,582	214,896
Avis Budget Group Inc.[a,b]	18,527	398,886
Chemed Corp.	3,322	250,977
DeVry Inc.	9,922	249,737
H&R Block Inc.	47,440	1,080,209
Hertz Global Holdings Inc.[a]	52,271	955,514
Live Nation Entertainment Inc.[a,b]	24,329	249,615
Matthews International Corp. Class A	4,880	159,869
Morningstar Inc.	3,988	269,948
Rent-A-Center Inc.	10,206	364,150
Rollins Inc.	11,352	280,621
Service Corp. International	37,227	555,799
Sotheby’s	11,802	423,928
Valassis Communications Inc.	6,866	192,660
Weight Watchers International Inc.[b]	4,615	246,764

		6,607,390
COMPUTERS — 0.25%
IHS Inc. Class Aa,b	8,769	902,330

		902,330
ENTERTAINMENT — 1.25%
Bally Technologies Inc.[a]	7,157	344,681
Cinemark Holdings Inc.	17,836	501,905
Dolby Laboratories Inc. Class A	8,485	274,150
DreamWorks Animation SKG Inc. Class Aa,b	12,389	215,693
International Game Technology	46,512	714,890
Madison Square Garden Inc. Class Aa	10,524	547,459
Marriott Vacations Worldwide Corp.[a]	5,058	224,474
Penn National Gaming Inc.[a]	11,502	559,687
Regal Entertainment Group Class A	13,795	205,959
Six Flags Entertainment Corp.	9,264	583,076
Vail Resorts Inc.	6,206	327,987

		4,499,961

Security	Shares	Value

FOOD — 2.95%
Fresh Market Inc. (The)[a]	7,179	$350,981
Harris Teeter Supermarkets Inc.	8,667	359,594
Kroger Co. (The)	89,585	2,481,504
Safeway Inc.[b]	41,620	801,185
Sysco Corp.	102,484	3,255,917
United Natural Foods Inc.[a,b]	8,553	461,691
Whole Foods Market Inc.	30,081	2,895,296

		10,606,168
INTERNET — 11.32%
Amazon.com Inc.[a]	63,180	16,774,290
eBay Inc.[a]	203,049	11,356,531
Expedia Inc.	16,266	1,061,356
Liberty Interactive Corp. Series Aa	90,069	1,914,867
Liberty Ventures Series Aa	4,841	361,284
Netflix Inc.[a]	9,712	1,604,811
OpenTable Inc.[a]	3,979	209,654
Priceline.com Inc.[a]	8,698	5,962,218
Shutterfly Inc.[a,b]	5,386	178,169
TripAdvisor Inc.[a]	19,047	881,495
ValueClick Inc.[a,b]	12,469	255,240
WebMD Health Corp.[a]	8,682	143,513

		40,703,428
LEISURE TIME — 1.25%
Carnival Corp.	77,735	3,009,899
Life Time Fitness Inc.[a,b]	7,002	355,212
Royal Caribbean Cruises Ltd.	25,172	911,226
WMS Industries Inc.[a,b]	9,520	235,620

		4,511,957
LODGING — 3.30%
Choice Hotels International Inc.	4,685	168,847
Hyatt Hotels Corp. Class Aa	9,740	390,282
Las Vegas Sands Corp.	61,739	3,411,080
Marriott International Inc. Class A	42,915	1,715,742
MGM Resorts International[a]	64,592	824,840
Orient-Express Hotels Ltd. Class Aa	15,270	177,437
Starwood Hotels & Resorts Worldwide Inc.	34,170	2,098,380
Wyndham Worldwide Corp.	24,456	1,364,400
Wynn Resorts Ltd.	13,858	1,735,299

		11,886,307
MANUFACTURING — 0.08%
Hillenbrand Inc.	10,929	270,493

		270,493
MEDIA — 25.58%
AMC Networks Inc. Class Aa	9,999	569,643
Cablevision NY Group Class A	37,542	549,615
CBS Corp. Class B NVS	103,026	4,298,245
Charter Communications Inc. Class Aa	7,898	615,807
Comcast Corp. Class A	463,297	17,642,350
DIRECTV[a]	105,348	5,387,497
Discovery Communications Inc. Series Aa	41,659	2,890,301
DISH Network Corp. Class A	39,789	1,482,936

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

FactSet Research Systems Inc.	7,132	$659,853
Gannett Co. Inc.	39,953	784,277
John Wiley & Sons Inc. Class A	8,207	314,328
Liberty Global Inc. Series Aa	43,097	2,943,094
Liberty Media Corp.[a]	19,494	2,173,776
McGraw-Hill Companies Inc. (The)	48,416	2,784,888
Meredith Corp.[b]	6,226	225,755
New York Times Co. (The) Class Aa,b	20,988	185,954
News Corp. Class A NVS	351,545	9,751,858
Nielsen Holdings NVa	21,392	695,454
Scholastic Corp.	4,527	134,271
Scripps Networks Interactive Inc. Class A	15,191	938,348
Sirius XM Radio Inc.	572,000	1,796,080
Starz Liberty Capital Series Aa	19,494	310,734
Time Warner Cable Inc.	52,613	4,700,446
Time Warner Inc.	165,090	8,340,347
Viacom Inc. Class B NVS	80,598	4,864,089
Walt Disney Co. (The)	308,974	16,647,519
Washington Post Co. (The) Class B	784	302,373

		91,989,838
PHARMACEUTICALS — 2.74%
AmerisourceBergen Corp.	41,058	1,862,801
Cardinal Health Inc.	59,238	2,595,217
McKesson Corp.	41,152	4,330,425
Omnicare Inc.	19,235	749,203
VCA Antech Inc.[a]	15,436	333,418

		9,871,064
RETAIL — 46.34%
Abercrombie & Fitch Co. Class A	13,922	696,100
Advance Auto Parts Inc.	12,829	943,188
Aeropostale Inc.[a,b]	13,464	182,168
American Eagle Outfitters Inc.	31,293	632,431
ANN INC.[a,b]	8,386	258,624
Ascena Retail Group Inc.[a]	21,852	370,391
AutoNation Inc.[a]	6,757	327,714
AutoZone Inc.[a]	6,436	2,379,389
Bed Bath & Beyond Inc.[a]	39,914	2,342,952
Best Buy Co. Inc.	46,386	754,236
Big Lots Inc.[a]	10,192	327,673
Bob Evans Farms Inc.	4,847	214,577
Brinker International Inc.	12,769	418,057
Buckle Inc. (The)[b]	4,752	222,299
Cabela’s Inc.[a,b]	8,068	416,470
CarMax Inc.[a]	39,901	1,572,897
Casey’s General Stores Inc.	6,646	363,736
Cato Corp. (The) Class A	4,623	127,456
Cheesecake Factory Inc. (The)[b]	8,624	285,972
Chico’s FAS Inc.	28,902	518,213
Children’s Place Retail Stores Inc. (The)[a,b]	4,056	202,151
Chipotle Mexican Grill Inc.[a]	5,494	1,686,713
Copart Inc.[a,b]	18,563	666,597
Costco Wholesale Corp.	75,392	7,715,617
Cracker Barrel Old Country Store Inc.	4,104	266,021
CVS Caremark Corp.	217,362	11,128,934
Darden Restaurants Inc.	22,469	1,044,808
Dick’s Sporting Goods Inc.	17,161	816,692
Dillard’s Inc. Class A	5,344	451,087
Dollar General Corp.[a]	45,739	2,114,057
Dollar Tree Inc.[a]	39,592	1,583,284

Security	Shares	Value

Domino’s Pizza Inc.	9,859	$459,134
DSW Inc. Class A	5,614	375,745
Dunkin’ Brands Group Inc.	12,707	463,933
Express Inc.[a,b]	14,941	274,616
Family Dollar Stores Inc.	16,718	947,911
Foot Locker Inc.	26,353	905,226
GameStop Corp. Class A	21,219	492,281
Gap Inc. (The)	51,845	1,694,295
Genesco Inc.[a,b]	4,259	265,463
GNC Holdings Inc. Class A	12,782	459,385
Group 1 Automotive Inc.	3,694	250,232
Guess? Inc.	10,714	290,242
Home Depot Inc. (The)	260,688	17,445,241
HSN Inc.	6,389	380,784
J.C. Penney Co. Inc.[b]	24,787	503,920
Jack in the Box Inc.[a,b]	7,568	219,699
Kohl’s Corp.	36,889	1,707,592
Limited Brands Inc.	41,731	2,003,923
Lowe’s Companies Inc.	196,089	7,488,639
Macy’s Inc.	68,856	2,720,501
McDonald’s Corp.	175,046	16,680,133
Men’s Wearhouse Inc. (The)	8,424	255,668
Nordstrom Inc.	26,557	1,466,743
O’Reilly Automotive Inc.[a]	20,004	1,853,371
Panera Bread Co. Class Aa	4,945	790,260
Papa John’s International Inc.[a,b]	3,035	170,263
PetSmart Inc.	18,760	1,227,092
Pier 1 Imports Inc.	18,780	407,338
Regis Corp.	10,102	179,310
Rite Aid Corp.[a,b]	122,800	196,480
Ross Stores Inc.	38,773	2,314,748
Saks Inc.[a]	17,659	190,894
Sally Beauty Holdings Inc.[a,b]	27,169	721,065
Sears Holdings Corp.[a,b]	6,284	295,034
Signet Jewelers Ltd.[b]	14,172	886,884
Staples Inc.	117,436	1,583,037
Starbucks Corp.	129,649	7,275,902
Target Corp.	113,466	6,854,481
Tiffany & Co.	20,799	1,367,534
TJX Companies Inc. (The)	127,147	5,744,501
Tractor Supply Co.	12,303	1,275,452
Ulta Salon, Cosmetics & Fragrance Inc.	10,356	1,013,024
Urban Outfitters Inc.[a]	19,011	813,481
Vitamin Shoppe Inc.[a,b]	5,235	319,754
Wal-Mart Stores Inc.	291,623	20,399,029
Walgreen Co.	149,785	5,985,409
Wendy’s Co. (The)	48,570	249,650
Williams-Sonoma Inc.	15,088	663,872
Yum! Brands Inc.	78,774	5,115,584

		166,675,259
SOFTWARE — 0.24%
Acxiom Corp.[a,b]	12,954	229,674
Dun & Bradstreet Corp. (The)	7,748	631,772

		861,446

TOTAL COMMON STOCKS (Cost: $324,693,760)		359,308,671

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.21%

MONEY MARKET FUNDS — 2.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	7,087,108	$7,087,108
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	496,011	496,011
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	380,253	380,253

		7,963,372

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,963,372)		7,963,372

TOTAL INVESTMENTS IN SECURITIES — 102.11% (Cost: $332,657,132)		367,272,043
Other Assets, Less Liabilities — (2.11)%		(7,582,897)

NET ASSETS — 100.00%		$359,689,146

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

30

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

ELECTRIC — 0.49%
OGE Energy Corp.	97,245	$5,709,254

		5,709,254
ENGINEERING & CONSTRUCTION — 0.17%
McDermott International Inc.[a]	168,349	2,048,807

		2,048,807
MACHINERY — 0.12%
Chart Industries Inc.[a,b]	21,411	1,417,194

		1,417,194
OIL & GAS — 79.16%
Anadarko Petroleum Corp.	361,582	28,933,792
Apache Corp.	289,563	24,253,797
Atwood Oceanics Inc.[a,b]	40,710	2,148,267
Berry Petroleum Co. Class A	32,315	1,189,838
Bill Barrett Corp.[a,b]	34,681	553,856
Cabot Oil & Gas Corp.	151,142	7,977,275
Carrizo Oil & Gas Inc.[a,b]	26,423	567,566
Cheniere Energy Inc.[a,b]	159,148	3,378,712
Chesapeake Energy Corp.	387,998	7,829,800
Chevron Corp.	1,388,951	159,937,708
Cimarex Energy Co.	61,598	3,933,648
Cobalt International Energy Inc.[a,b]	125,786	3,045,279
Comstock Resources Inc.[a,b]	32,458	473,562
Concho Resources Inc.[a,b]	76,477	6,976,232
ConocoPhillips	875,817	50,797,386
Continental Resources Inc.[a]	42,825	3,559,614
Denbury Resources Inc.[a,b]	275,242	5,127,758
Devon Energy Corp.	280,035	16,015,202
Diamond Offshore Drilling Inc.	56,090	4,211,798
Energen Corp.	51,457	2,477,140
Ensco PLC Class A	165,051	10,492,292
EOG Resources Inc.	196,624	24,574,068
EQT Corp.	106,319	6,316,412
EXCO Resources Inc.	104,502	669,858
Exxon Mobil Corp.	3,035,910	273,140,823
Forest Oil Corp.[a,b]	85,527	595,268
Gulfport Energy Corp.[a,b]	35,187	1,452,167
Helmerich & Payne Inc.	75,267	4,842,679
Hess Corp.	221,269	14,860,426
HollyFrontier Corp.	143,970	7,518,113
Kodiak Oil & Gas Corp.[a,b]	196,564	1,808,389
Marathon Oil Corp.	528,684	17,769,069
Marathon Petroleum Corp.	247,357	18,356,363
McMoRan Exploration Co.[a,b]	71,869	1,136,249
Murphy Oil Corp.	137,977	8,212,391
Nabors Industries Ltd.[a]	206,745	3,446,439
Newfield Exploration Co.[a]	96,305	2,840,997
Noble Corp.	187,110	7,577,955
Noble Energy Inc.	132,948	14,330,465
Oasis Petroleum Inc.[a,b]	50,777	1,821,879
Occidental Petroleum Corp.	594,598	52,485,165

Security	Shares	Value

Patterson-UTI Energy Inc.	106,609	$2,168,427
Phillips 66	452,542	27,410,469
Pioneer Natural Resources Co.	89,688	10,541,928
Plains Exploration & Production Co.[a]	95,218	4,546,659
QEP Resources Inc.	132,571	3,890,959
Range Resources Corp.	120,019	8,061,676
Rosetta Resources Inc.[a,b]	37,619	1,994,559
Rowan Companies PLC[a]	88,674	3,057,480
SandRidge Energy Inc.[a,b]	248,941	1,762,502
SM Energy Co.	47,108	2,739,801
Southwestern Energy Co.[a]	254,994	8,746,294
Tesoro Corp.	99,888	4,863,547
Transocean Ltd.	255,323	14,479,367
Ultra Petroleum Corp.[a,b]	109,037	1,986,654
Unit Corp.[a]	34,631	1,666,790
Valero Energy Corp.	403,758	17,656,337
Whiting Petroleum Corp.[a]	83,772	3,985,872
WPX Energy Inc.[a]	142,127	2,136,169

		929,331,187
OIL & GAS SERVICES — 16.55%
Baker Hughes Inc.	312,251	13,963,865
Cameron International Corp.[a]	180,407	11,421,567
CARBO Ceramics Inc.[b]	14,002	1,121,700
Core Laboratories NVb	36,306	4,634,098
Dresser-Rand Group Inc.[a]	53,962	3,294,380
Dril-Quip Inc.[a,b]	26,217	2,125,937
Exterran Holdings Inc.[a,b]	46,605	1,083,100
FMC Technologies Inc.[a]	175,943	8,330,901
Halliburton Co.	664,617	27,036,620
Helix Energy Solutions Group Inc.[a,b]	70,068	1,662,013
Key Energy Services Inc.[a,b]	108,803	884,568
Lufkin Industries Inc.	24,016	1,390,767
National Oilwell Varco Inc.	306,550	22,727,617
Oceaneering International Inc.	80,044	5,059,581
Oil States International Inc.[a,b]	39,155	3,037,645
Schlumberger Ltd.	942,077	73,529,110
SEACOR Holdings Inc.[b]	32,557	2,961,710
Superior Energy Services Inc.[a]	112,461	2,808,151
Weatherford International Ltd.[a]	543,907	7,261,158

		194,334,488
PIPELINES — 3.02%
Kinder Morgan Inc.	463,986	17,380,916
SemGroup Corp. Class Aa	30,090	1,298,684
Williams Companies Inc. (The)	478,490	16,771,075

		35,450,675
SEMICONDUCTORS — 0.10%
First Solar Inc.[a,b]	42,969	1,210,867

		1,210,867
TRANSPORTATION — 0.27%
Bristow Group Inc.	25,675	1,462,961

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Tidewater Inc.	35,503	$1,745,683

		3,208,644

TOTAL COMMON STOCKS (Cost: $1,159,260,618)		1,172,711,116

SHORT-TERM INVESTMENTS — 2.40%

MONEY MARKET FUNDS — 2.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	24,880,114	24,880,114
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	1,741,302	1,741,302
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	1,510,875	1,510,875

		28,132,291

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,132,291)		28,132,291

TOTAL INVESTMENTS IN SECURITIES — 102.28% (Cost: $1,187,392,909)		1,200,843,407
Other Assets, Less Liabilities — (2.28)%		(26,793,568)

NET ASSETS — 100.00%		$1,174,049,839

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

32

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.83%

BANKS — 38.58%
Associated Banc-Corp	48,367	$690,197
BancorpSouth Inc.[a]	23,206	336,487
Bank of America Corp.	3,004,962	34,016,170
Bank of Hawaii Corp.	12,729	612,138
Bank of New York Mellon Corp. (The)	325,924	8,852,096
BB&T Corp.	195,338	5,914,835
BOK Financial Corp.	7,479	419,198
Capital One Financial Corp.	162,228	9,136,681
CapitalSource Inc.	59,303	480,947
Cathay General Bancorp	20,654	400,894
CIT Group Inc.[b]	56,230	2,381,341
Citigroup Inc.	817,595	34,469,805
City National Corp.	13,268	702,673
Comerica Inc.	53,312	1,831,800
Commerce Bancshares Inc.	21,997	825,987
Cullen/Frost Bankers Inc.	17,274	1,017,266
East West Bancorp Inc.	39,546	927,354
F.N.B. Corp.	39,233	454,710
Fifth Third Bancorp	250,435	4,079,586
First Financial Bankshares Inc.	8,427	346,013
First Horizon National Corp.	69,102	705,531
First Midwest Bancorp Inc.	21,019	266,311
First Republic Bank	19,041	679,573
FirstMerit Corp.	30,865	470,074
Fulton Financial Corp.	55,389	603,186
Glacier Bancorp Inc.[a]	20,252	315,526
Goldman Sachs Group Inc. (The)	123,174	18,212,508
Hancock Holding Co.	23,804	719,357
Huntington Bancshares Inc.	238,578	1,660,503
IBERIABANK Corp.	8,270	425,822
International Bancshares Corp.	15,365	300,386
J.P. Morgan Chase & Co.	1,059,806	49,863,872
KeyCorp	260,779	2,451,323
M&T Bank Corp.	33,940	3,485,299
MB Financial Inc.	15,612	349,240
Morgan Stanley	385,471	8,808,012
National Penn Bancshares Inc.	34,260	334,035
Northern Trust Corp.	60,899	3,134,472
Old National Bancorp	28,505	380,827
PacWest Bancorp	8,922	245,177
Park National Corp.	3,772	246,877
PNC Financial Services Group Inc. (The)[c]	147,497	9,115,315
Popular Inc.[b]	28,948	776,964
PrivateBancorp Inc.	17,391	298,603
Prosperity Bancshares Inc.	12,304	555,033
Regions Financial Corp.	395,096	3,073,847
Signature Bank[a,b]	12,990	960,351
State Street Corp.	129,648	7,214,911
SunTrust Banks Inc.	150,349	4,265,401
Susquehanna Bancshares Inc.	52,508	599,641
SVB Financial Group[a,b]	12,502	829,758
Synovus Financial Corp.	135,774	350,297
TCF Financial Corp.	46,430	634,234
Texas Capital Bancshares Inc.[a,b]	11,478	475,189
Trustmark Corp.	18,121	419,139
U.S. Bancorp	524,314	17,354,793

Security	Shares	Value

UMB Financial Corp.	9,147	$404,938
Umpqua Holdings Corp.	31,529	398,527
United Bankshares Inc.	8,606	219,367
Valley National Bancorp	55,620	544,520
Webster Financial Corp.	22,357	497,443
Wells Fargo & Co.	1,364,912	47,539,885
Westamerica Bancorp	7,746	344,077
Wintrust Financial Corp.	10,201	378,151
Zions Bancorp	51,364	1,197,809

		300,002,282
COMMERCIAL SERVICES — 3.06%
Equifax Inc.	33,338	1,956,941
MasterCard Inc. Class A	29,800	15,448,320
Moody’s Corp.	54,250	2,973,985
SEI Investments Co.	37,663	1,015,394
Western Union Co.	166,773	2,373,180

		23,767,820
DIVERSIFIED FINANCIAL SERVICES — 13.16%
Affiliated Managers Group Inc.[b]	14,429	2,076,766
American Express Co.	271,475	15,965,445
Ameriprise Financial Inc.	57,453	3,810,283
BlackRock Inc.[c]	34,991	8,267,673
CBOE Holdings Inc.	24,624	834,261
Charles Schwab Corp. (The)	305,956	5,057,453
CME Group Inc.	85,575	4,949,658
Discover Financial Services	140,821	5,406,118
E*TRADE Financial Corp.[b]	72,301	767,114
Eaton Vance Corp. NVS	32,123	1,162,852
Federated Investors Inc. Class B	26,347	623,370
Franklin Resources Inc.	38,499	5,269,743
Greenhill & Co. Inc.	7,513	442,516
IntercontinentalExchange Inc.[b]	20,348	2,823,285
Invesco Ltd.	123,933	3,377,174
Janus Capital Group Inc.	52,527	488,501
Jefferies Group Inc.	36,147	720,410
Legg Mason Inc.	33,040	913,556
NASDAQ OMX Group Inc. (The)	32,957	933,342
NYSE Euronext Inc.	67,924	2,348,133
Ocwen Financial Corp.[a,b]	32,345	1,260,485
Portfolio Recovery Associates Inc.[a,b]	4,783	511,542
Raymond James Financial Inc.	31,159	1,390,626
SLM Corp.	129,237	2,182,813
Stifel Financial Corp.[a,b]	14,003	516,010
T. Rowe Price Group Inc.	71,106	5,080,524
TD Ameritrade Holding Corp.	64,270	1,246,195
Visa Inc. Class A	145,354	22,952,850
Waddell & Reed Financial Inc. Class A	23,861	947,282

		102,325,980
INSURANCE — 24.03%
ACE Ltd.	94,731	8,083,396
Aflac Inc.	130,861	6,943,485
Alleghany Corp.[a,b]	4,737	1,708,115
Allied World Assurance Co. Holdings Ltd.	9,819	832,946
Allstate Corp. (The)	134,483	5,903,804
American Financial Group Inc.	21,114	898,612
American International Group Inc.[b]	411,661	15,573,136
Aon PLC	88,905	5,133,375

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Arch Capital Group Ltd.[a,b]	38,094	$1,768,323
Argo Group International Holdings Ltd.[a]	7,253	261,761
Arthur J. Gallagher & Co.	34,935	1,290,848
Aspen Insurance Holdings Ltd.	19,745	673,502
Assurant Inc.	21,908	837,762
Assured Guaranty Ltd.	54,436	986,925
Axis Capital Holdings Ltd.	31,953	1,222,841
Berkshire Hathaway Inc. Class Bb	508,535	49,292,298
Brown & Brown Inc.	33,056	903,751
Chubb Corp. (The)	73,023	5,864,477
Cincinnati Financial Corp.	40,910	1,736,220
CNO Financial Group Inc.	63,162	648,674
Endurance Specialty Holdings Ltd.[a]	12,242	525,427
Erie Indemnity Co. Class A	7,215	514,718
Everest Re Group Ltd.	14,442	1,672,528
Fidelity National Financial Inc. Class A	59,192	1,485,719
First American Financial Corp.	29,899	714,287
Genworth Financial Inc. Class Ab	137,037	1,256,629
Hanover Insurance Group Inc. (The)	12,591	523,282
Hartford Financial Services Group Inc. (The)	121,810	3,020,888
HCC Insurance Holdings Inc.	28,367	1,097,236
Horace Mann Educators Corp.	11,090	241,097
Kemper Corp.	15,239	507,611
Lincoln National Corp.	76,906	2,228,736
Loews Corp.	86,776	3,763,475
Markel Corp.[a,b]	2,569	1,223,178
Marsh & McLennan Companies Inc.	151,876	5,388,561
MBIA Inc.[a,b]	39,817	342,824
Mercury General Corp.	4,335	171,666
MetLife Inc.	304,259	11,361,031
Montpelier Re Holdings Ltd.[a]	15,445	376,549
Old Republic International Corp.	67,943	774,550
PartnerRe Ltd.[a]	17,195	1,507,830
Platinum Underwriters Holdings Ltd.[a]	9,127	444,759
Principal Financial Group Inc.	77,119	2,391,460
ProAssurance Corp.	17,211	775,183
Progressive Corp. (The)	155,353	3,493,889
Protective Life Corp.	22,208	702,661
Prudential Financial Inc.	129,419	7,490,772
Reinsurance Group of America Inc.	20,762	1,191,531
RenaissanceRe Holdings Ltd.[a]	13,419	1,149,203
RLI Corp.	4,919	339,460
Selective Insurance Group Inc.	15,432	316,510
StanCorp Financial Group Inc.	12,460	484,569
Torchmark Corp.	26,634	1,483,780
Travelers Companies Inc. (The)	106,243	8,335,826
Unum Group	77,065	1,796,385
Validus Holdings Ltd.[a]	28,496	1,037,539
W.R. Berkley Corp.	30,905	1,272,359
White Mountains Insurance Group Ltd.[a]	1,555	856,276
Willis Group Holdings PLC	48,254	1,723,150
XL Group PLC	84,019	2,329,007

		186,876,392
LODGING — 0.06%
Ryman Hospitality Properties Inc.[a]	12,634	504,981

		504,981
REAL ESTATE — 0.67%
Alexander & Baldwin Inc.[b]	11,977	402,427
CBRE Group Inc. Class Ab	84,537	1,824,308

Security	Shares	Value

Forest City Enterprises Inc. Class Ab	38,493	$650,917
Howard Hughes Corp. (The)[a,b]	7,897	568,584
Jones Lang LaSalle Inc.	12,268	1,130,374
St. Joe Co. (The)[a,b]	25,979	610,506

		5,187,116
REAL ESTATE INVESTMENT TRUSTS — 19.21%
Alexandria Real Estate Equities Inc.	17,767	1,288,107
American Campus Communities Inc.	29,156	1,357,795
American Capital Agency Corp.	95,498	3,020,602
American Tower Corp.	110,335	8,402,010
Annaly Capital Management Inc.[a]	271,993	4,044,536
Apartment Investment and Management Co. Class A	41,268	1,125,791
ARMOUR Residential REIT Inc.	87,086	625,277
AvalonBay Communities Inc.	31,887	4,138,614
BioMed Realty Trust Inc.[a]	43,384	882,864
Boston Properties Inc.	42,095	4,431,762
Brandywine Realty Trust	40,417	514,508
BRE Properties Inc. Class A	21,432	1,090,460
Camden Property Trust	23,591	1,636,979
CBL & Associates Properties Inc.	44,904	964,987
Chimera Investment Corp.	289,526	883,054
Colonial Properties Trust[a]	23,326	511,073
CommonWealth REIT	23,425	385,107
Corporate Office Properties Trust[a]	22,165	586,486
CYS Investments Inc.	49,077	638,001
DCT Industrial Trust Inc.	76,313	538,770
DDR Corp.[a]	67,991	1,127,971
DiamondRock Hospitality Co.[a]	55,182	503,260
Digital Realty Trust Inc.	34,479	2,341,469
Douglas Emmett Inc.	36,581	853,069
Duke Realty Corp.	87,302	1,345,324
DuPont Fabros Technology Inc.[a]	17,827	421,430
EastGroup Properties Inc.[a]	8,504	476,564
Entertainment Properties Trust	13,210	619,021
Equity Lifestyle Properties, Inc.	11,070	792,612
Equity Residential	89,709	4,968,981
Essex Property Trust Inc.[a]	10,265	1,578,552
Extra Space Storage Inc.[a]	28,710	1,143,806
Federal Realty Investment Trust	18,091	1,914,932
Franklin Street Properties Corp.[a]	20,296	263,848
General Growth Properties Inc.[a]	125,970	2,458,934
Hatteras Financial Corp.	27,636	748,383
HCP Inc.	126,058	5,847,831
Health Care REIT Inc.	72,500	4,555,900
Healthcare Realty Trust Inc.	24,526	624,922
Highwoods Properties Inc.	13,672	492,192
Home Properties Inc.[a]	14,500	891,315
Hospitality Properties Trust	34,790	877,404
Host Hotels & Resorts Inc.	202,466	3,399,404
Invesco Mortgage Capital Inc.	32,509	705,445
Kilroy Realty Corp.[a]	21,001	1,047,950
Kimco Realty Corp.	113,893	2,365,558
LaSalle Hotel Properties	26,289	717,690
Lexington Realty Trust[a]	42,568	468,248
Liberty Property Trust[a]	33,313	1,304,870
Macerich Co. (The)[a]	38,231	2,283,155
Mack-Cali Realty Corp.[a]	23,454	637,245
MFA Financial Inc.	100,816	906,336
Mid-America Apartment Communities Inc.[a]	11,990	783,786
National Retail Properties Inc.[a]	30,680	982,374
Omega Healthcare Investors Inc.[a]	31,666	809,383

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Piedmont Office Realty Trust Inc. Class A	47,517	$918,504
Plum Creek Timber Co. Inc.	45,315	2,183,277
Post Properties Inc.	15,225	738,565
Potlatch Corp.	11,566	501,849
Prologis Inc.	128,468	5,125,873
Public Storage	40,186	6,185,831
Rayonier Inc.[a]	34,528	1,858,988
Realty Income Corp.[a]	50,092	2,188,017
Redwood Trust Inc.[a]	23,574	450,263
Regency Centers Corp.	25,290	1,260,201
RLJ Lodging Trust	30,155	630,541
Senior Housing Properties Trust	51,977	1,252,126
Simon Property Group Inc.	86,238	13,813,603
SL Green Realty Corp.[a]	24,891	2,000,739
Sovran Self Storage Inc.	8,499	554,475
Starwood Property Trust Inc.	37,772	968,474
Sunstone Hotel Investors Inc.[a,b]	38,303	443,166
Tanger Factory Outlet Centers Inc.	26,453	936,965
Taubman Centers Inc.	10,926	890,469
Two Harbors Investment Corp.	82,855	1,029,059
UDR Inc.	69,711	1,665,396
Ventas Inc.	82,393	5,461,832
Vornado Realty Trust	47,422	4,005,262
Washington Real Estate Investment Trust	18,636	530,753
Weingarten Realty Investors[a]	31,473	907,681
Weyerhaeuser Co.	151,009	4,548,391

		149,376,247
RETAIL — 0.09%
Cash America International Inc.[a]	8,203	393,006
EZCORP Inc. Class A NVS[b]	12,529	278,144

		671,150
SAVINGS & LOANS — 0.82%
Astoria Financial Corp.	22,969	223,718
Capitol Federal Financial Inc.	39,183	460,400
First Niagara Financial Group Inc.	99,516	780,206
Hudson City Bancorp Inc.	132,589	1,133,636
New York Community Bancorp Inc.	122,912	1,640,875
People’s United Financial Inc.	97,633	1,201,862
Provident Financial Services Inc.	15,224	225,772
TFS Financial Corp.[a,b]	22,634	231,546
Washington Federal Inc.	29,953	526,873

		6,424,888
SOFTWARE — 0.15%
MSCI Inc. Class Aa,b	34,326	1,158,159

		1,158,159

TOTAL COMMON STOCKS (Cost: $815,243,554)		776,295,015

SHORT-TERM INVESTMENTS — 3.72%

MONEY MARKET FUNDS — 3.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	26,372,296	26,372,296

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	1,845,737	$1,845,737
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	716,122	716,122

		28,934,155

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,934,155)		28,934,155

TOTAL INVESTMENTS IN SECURITIES — 103.55% (Cost: $844,177,709)		805,229,170
Other Assets, Less Liabilities — (3.55)%		(27,638,058)

NET ASSETS — 100.00%		$777,591,112

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

35

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.74%

BANKS—68.66%
Associated Banc-Corp	50,035	$713,999
BancorpSouth Inc.[a]	24,395	353,728
Bank of America Corp.	3,137,503	35,516,534
Bank of Hawaii Corp.	13,158	632,768
Bank of New York Mellon Corp. (The)	340,281	9,242,032
BB&T Corp.	203,833	6,172,063
BOK Financial Corp.	7,804	437,414
Capital One Financial Corp.	169,366	9,538,693
CapitalSource Inc.[a]	62,345	505,618
Cathay General Bancorp	21,645	420,129
CIT Group Inc.[b]	58,491	2,477,094
Citigroup Inc.	853,655	35,990,095
City National Corp.	13,824	732,119
Comerica Inc.	55,442	1,904,987
Commerce Bancshares Inc.	22,766	854,863
Cullen/Frost Bankers Inc.	17,946	1,056,840
East West Bancorp Inc.	40,945	960,160
F.N.B. Corp.	40,979	474,947
Fifth Third Bancorp	261,584	4,261,203
First Financial Bankshares Inc.[a]	8,864	363,956
First Horizon National Corp.	72,237	737,540
First Midwest Bancorp Inc.	21,782	275,978
First Republic Bank	19,848	708,375
FirstMerit Corp.	32,133	489,386
Fulton Financial Corp.	58,264	634,495
Glacier Bancorp Inc.[a]	21,148	329,486
Goldman Sachs Group Inc. (The)	128,606	19,015,683
Hancock Holding Co.	24,823	750,151
Huntington Bancshares Inc.	249,295	1,735,093
IBERIABANK Corp.	8,702	448,066
International Bancshares Corp.	16,198	316,671
J.P. Morgan Chase & Co.	1,106,551	52,063,225
KeyCorp	271,893	2,555,794
M&T Bank Corp.	35,401	3,635,329
MB Financial Inc.	15,989	357,674
Morgan Stanley	402,464	9,196,302
National Penn Bancshares Inc.	35,395	345,101
Northern Trust Corp.	63,638	3,275,448
Old National Bancorp	29,753	397,500
PacWest Bancorp	9,479	260,483
Park National Corp.	3,737	244,587
PNC Financial Services Group Inc. (The)[c]	153,993	9,516,767
Popular Inc.[a,b]	30,208	810,783
PrivateBancorp Inc.	18,394	315,825
Prosperity Bancshares Inc.	12,886	581,288
Regions Financial Corp.	411,454	3,201,112
Signature Bank[a,b]	13,475	996,207
State Street Corp.	135,367	7,533,174
SunTrust Banks Inc.	157,076	4,456,246
Susquehanna Bancshares Inc.	54,751	625,256
SVB Financial Group[a,b]	13,017	863,938
Synovus Financial Corp.	110,783	285,820
TCF Financial Corp.	47,883	654,082
Texas Capital Bancshares Inc.[a,b]	11,908	492,991
Trustmark Corp.	18,990	439,239
U.S. Bancorp	547,420	18,119,602

Security	Shares	Value

UMB Financial Corp.	9,586	$424,372
Umpqua Holdings Corp.	32,818	414,820
United Bankshares Inc.	6,925	176,518
Valley National Bancorp	57,996	567,781
Webster Financial Corp.	23,501	522,897
Wells Fargo & Co.	1,425,116	49,636,790
Westamerica Bancorp[a]	8,031	356,737
Wintrust Financial Corp.	10,741	398,169
Zions Bancorp	53,740	1,253,217

		313,025,240
COMMERCIAL SERVICES — 5.44%
Equifax Inc.	34,923	2,049,980
MasterCard Inc. Class A	31,119	16,132,090
Moody’s Corp.	56,456	3,094,918
SEI Investments Co.	39,387	1,061,874
Western Union Co.	173,724	2,472,092

		24,810,954
DIVERSIFIED FINANCIAL SERVICES — 23.42%
Affiliated Managers Group Inc.[a,b]	15,090	2,171,904
American Express Co.	283,444	16,669,342
Ameriprise Financial Inc.	60,000	3,979,200
BlackRock Inc.[c]	36,535	8,632,490
CBOE Holdings Inc.	25,399	860,518
Charles Schwab Corp. (The)	319,620	5,283,319
CME Group Inc.	89,412	5,171,590
Discover Financial Services	147,024	5,644,251
E*TRADE Financial Corp.[a,b]	75,271	798,625
Eaton Vance Corp. NVS	33,682	1,219,288
Federated Investors Inc. Class Ba	27,253	644,806
Franklin Resources Inc.	40,205	5,503,260
Greenhill & Co. Inc.	7,721	454,767
IntercontinentalExchange Inc.[b]	21,174	2,937,892
Invesco Ltd.	129,401	3,526,177
Janus Capital Group Inc.[a]	54,538	507,203
Jefferies Group Inc.	37,255	742,492
Legg Mason Inc.	34,211	945,934
NASDAQ OMX Group Inc. (The)	34,193	968,346
NYSE Euronext Inc.	70,792	2,447,279
Ocwen Financial Corp.[a,b]	33,956	1,323,265
Portfolio Recovery Associates Inc.[a,b]	4,981	532,718
Raymond James Financial Inc.	32,476	1,449,404
SLM Corp.	134,575	2,272,972
Stifel Financial Corp.[a,b]	14,673	540,700
T. Rowe Price Group Inc.	74,279	5,307,235
TD Ameritrade Holding Corp.	66,681	1,292,945
Visa Inc. Class A	151,771	23,966,159
Waddell & Reed Financial Inc. Class A	24,960	990,912

		106,784,993
INSURANCE — 0.34%
Fidelity National Financial Inc. Class A	61,761	1,550,201

		1,550,201
RETAIL — 0.15%
Cash America International Inc.[a]	8,533	408,816
EZCORP Inc. Class A NVS[a,b]	13,314	295,571

		704,387

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

January 31, 2013

Security	Shares	Value

SAVINGS & LOANS — 1.47%
Astoria Financial Corp.	24,473	$238,367
Capitol Federal Financial Inc.	41,185	483,924
First Niagara Financial Group Inc.	102,645	804,737
Hudson City Bancorp Inc.	138,969	1,188,185
New York Community Bancorp Inc.	127,984	1,708,586
People’s United Financial Inc.	101,362	1,247,766
Provident Financial Services Inc.	15,766	233,810
TFS Financial Corp.[a,b]	24,050	246,031
Washington Federal Inc.	30,989	545,097

		6,696,503
SOFTWARE — 0.26%
MSCI Inc. Class Aa,b	35,631	1,202,190

		1,202,190

TOTAL COMMON STOCKS (Cost: $474,525,124)		454,774,468

SHORT-TERM INVESTMENTS — 1.14%

MONEY MARKET FUNDS — 1.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	4,098,381	4,098,381
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	286,836	286,836
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	800,591	800,591

		5,185,808

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,185,808)		5,185,808

TOTAL INVESTMENTS IN SECURITIES — 100.88% (Cost: $479,710,932)		459,960,276
Other Assets, Less Liabilities — (0.88)%		(4,024,021)

NET ASSETS — 100.00%		$455,936,255

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

37

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

COMMERCIAL SERVICES — 2.48%
Healthcare Services Group Inc.	104,274	$2,518,217
HMS Holdings Corp.[a,b]	125,449	3,419,740

		5,937,957
CONSULTING SERVICES — 0.57%
Accretive Health Inc.[a,b]	105,450	1,361,359

		1,361,359
DIALYSIS CENTERS — 4.00%
DaVita HealthCare Partners Inc.[a]	82,999	9,578,915

		9,578,915
HUMAN RESOURCES — 0.77%
Team Health Holdings Inc.[a]	54,478	1,845,170

		1,845,170
INTERNET CONTENT — INFO/NEWS — 0.43%
HealthStream Inc.[a,b]	41,468	1,027,577

		1,027,577
MEDICAL — DRUGS — 0.38%
PharMerica Corp.[a,b]	62,799	909,329

		909,329
MEDICAL — HMO — 45.47%
Aetna Inc.	287,285	13,855,756
Centene Corp.[a]	72,197	3,116,023
Cigna Corp.	245,580	14,327,137
Coventry Health Care Inc.	148,008	6,783,207
Health Net Inc.[a]	117,022	3,182,998
Humana Inc.	150,421	11,185,306
Magellan Health Services Inc.[a]	43,697	2,241,656
Molina Healthcare Inc.[a]	53,268	1,529,324
UnitedHealth Group Inc.	590,778	32,616,853
Universal American Corp.[b]	80,647	755,662
WellCare Health Plans Inc.[a]	61,181	3,102,489
WellPoint Inc.	250,916	16,264,375

		108,960,786
MEDICAL — HOSPITALS — 12.98%
Community Health Systems Inc.	122,872	4,709,684
HCA Holdings Inc.	187,853	7,072,665
Health Management Associates Inc. Class Aa	368,162	3,843,611
LifePoint Hospitals Inc.[a]	73,432	3,209,713
Select Medical Holdings Corp.	86,029	837,922
Tenet Healthcare Corp.[a]	137,343	5,333,029
Universal Health Services Inc. Class B	107,530	6,090,499

		31,097,123

Security	Shares	Value

MEDICAL — NURSING HOMES — 0.91%
Ensign Group Inc. (The)	36,551	$1,043,897
Kindred Healthcare Inc.[a,b]	106,017	1,142,863

		2,186,760
MEDICAL — OUTPATIENT/HOME MEDICAL CARE — 2.08%
Air Methods Corp.[b]	56,232	2,458,463
Amedisys Inc.[a,b]	70,054	779,000
AmSurg Corp.[a]	56,052	1,749,383

		4,986,846
MEDICAL LABS & TESTING SERVICES — 9.84%
Bio-Reference Laboratories Inc.[a,b]	45,985	1,277,004
Covance Inc.[a]	70,941	4,732,474
Laboratory Corp. of America Holdings[a]	95,552	8,551,904
Quest Diagnostics Inc.	155,895	9,034,115

		23,595,497
MEDICAL PRODUCTS — 0.73%
Hanger Inc.[a,b]	60,985	1,752,099

		1,752,099
PHARMACY SERVICES — 11.69%
BioScrip Inc.[a,b]	111,181	1,248,563
Express Scripts Holding Co.[a]	500,905	26,758,345

		28,006,908
PHYSICAL THERAPY/REHAB CENTERS — 1.38%
HealthSouth Corp.[a,b]	138,299	3,299,814

		3,299,814
PHYSICIAN PRACTICE MANAGEMENT — 2.75%
IPC The Hospitalist Co. Inc.[a,b]	32,197	1,372,880
MEDNAX Inc.[a,b]	60,928	5,213,000

		6,585,880
RESEARCH & DEVELOPMENT — 1.22%
PAREXEL International Corp.[a,b]	86,685	2,934,287

		2,934,287
RETIREMENT/AGED CARE FACILITIES — 2.17%
Brookdale Senior Living Inc.[a]	135,982	3,672,874
Emeritus Corp.[a,b]	56,213	1,522,248

		5,195,122

TOTAL COMMON STOCKS (Cost: $237,992,397)		239,261,429

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

January 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 8.38%

MONEY MARKET FUNDS — 8.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	18,353,337	$18,353,337
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	1,284,508	1,284,508
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	449,559	449,559

		20,087,404

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,087,404)		20,087,404

TOTAL INVESTMENTS IN SECURITIES — 108.23% (Cost: $258,079,801)		259,348,833
Other Assets, Less Liabilities — (8.23)%		(19,725,555)

NET ASSETS — 100.00%		$239,623,278

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

39

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.83%

BIOTECHNOLOGY — 16.23%
Acorda Therapeutics Inc.[a,b]	17,498	$505,342
Alexion Pharmaceuticals Inc.[a]	84,809	7,971,198
Amgen Inc.	334,886	28,619,358
Arena Pharmaceuticals Inc.[a,b]	97,510	822,984
ARIAD Pharmaceuticals Inc.[a]	72,776	1,446,787
Bio-Rad Laboratories Inc. Class Aa	8,821	1,003,742
Biogen Idec Inc.[a]	103,252	16,115,572
Celgene Corp.[a]	184,595	18,267,521
Charles River Laboratories International Inc.[a]	21,159	874,290
Cubist Pharmaceuticals Inc.[a,b]	28,061	1,207,745
Gilead Sciences Inc.[a]	661,298	26,088,206
Illumina Inc.[a,b]	53,774	2,722,578
Incyte Corp.[a,b]	57,404	1,055,086
Life Technologies Corp.[a]	75,063	4,855,825
Myriad Genetics Inc.[a]	35,651	964,716
PDL BioPharma Inc.[b]	60,488	416,157
Regeneron Pharmaceuticals Inc.[a,b]	32,895	5,721,756
Seattle Genetics Inc.[a,b]	45,139	1,329,344
United Therapeutics Corp.[a]	20,681	1,114,499
Vertex Pharmaceuticals Inc.[a]	94,501	4,231,755

		125,334,461
COMMERCIAL SERVICES — 0.34%
Healthcare Services Group Inc.	30,391	733,943
HMS Holdings Corp.[a]	37,878	1,032,554
PAREXEL International Corp.[a,b]	25,812	873,736

		2,640,233
DISTRIBUTION & WHOLESALE — 0.11%
Owens & Minor Inc.[b]	27,848	852,427

		852,427
ELECTRONICS — 1.92%
Thermo Fisher Scientific Inc.	157,201	11,340,480
Waters Corp.[a]	37,949	3,474,990

		14,815,470
HEALTH CARE — PRODUCTS — 17.16%
Alere Inc.[a]	32,958	700,687
Baxter International Inc.	239,755	16,264,979
Becton, Dickinson and Co.	86,022	7,229,289
Boston Scientific Corp.[a]	598,858	4,473,469
C.R. Bard Inc.	33,403	3,409,444
CareFusion Corp.[a]	96,696	3,001,444
Cepheid Inc.[a,b]	28,885	1,046,215
Cooper Companies Inc. (The)	20,870	2,115,174
Covidien PLC	206,591	12,878,883
Edwards Lifesciences Corp.[a]	50,315	4,524,828
Haemonetics Corp.[a,b]	22,523	944,615
Henry Schein Inc.[a]	38,401	3,315,542
Hill-Rom Holdings Inc.	26,622	883,318
Hologic Inc.[a]	116,265	2,771,758

Security	Shares	Value

Hospira Inc.[a]	71,998	$2,456,572
IDEXX Laboratories Inc.[a,b]	23,878	2,273,424
Intuitive Surgical Inc.[a]	17,354	9,967,791
Masimo Corp.	22,565	458,070
Medtronic Inc.	441,369	20,567,795
PSS World Medical Inc.[a,b]	21,837	631,744
ResMed Inc.	62,363	2,731,499
Sirona Dental Systems Inc.[a]	24,031	1,597,341
St. Jude Medical Inc.	134,405	5,470,283
Steris Corp.	25,518	962,794
Stryker Corp.	126,106	7,900,541
TECHNE Corp.	15,185	1,088,461
Teleflex Inc.	17,834	1,337,550
Thoratec Corp.[a,b]	25,551	933,378
Varian Medical Systems Inc.[a]	47,755	3,373,891
Volcano Corp.[a,b]	23,688	593,148
West Pharmaceutical Services Inc.	14,962	885,900
Zimmer Holdings Inc.	75,713	5,648,190

		132,438,017
HEALTH CARE — SERVICES — 11.23%
Aetna Inc.	146,053	7,044,136
Brookdale Senior Living Inc.[a]	42,943	1,159,890
Centene Corp.[a,b]	22,433	968,208
Cigna Corp.	124,687	7,274,240
Community Health Systems Inc.	39,802	1,525,611
Covance Inc.[a,b]	23,850	1,591,033
Coventry Health Care Inc.	58,617	2,686,417
DaVita HealthCare Partners Inc.[a]	36,533	4,216,274
HCA Holdings Inc.	71,183	2,680,040
Health Management Associates Inc. Class Aa	112,241	1,171,796
Health Net Inc.[a]	35,388	962,554
HealthSouth Corp.[a,b]	41,515	990,548
Humana Inc.	69,002	5,130,989
Laboratory Corp. of America Holdings[a,b]	41,282	3,694,739
LifePoint Hospitals Inc.[a]	21,578	943,174
Magellan Health Services Inc.[a,b]	11,958	613,445
MEDNAX Inc.[a,b]	21,710	1,857,508
Quest Diagnostics Inc.	69,282	4,014,892
Tenet Healthcare Corp.[a]	46,422	1,802,566
UnitedHealth Group Inc.	445,794	24,612,287
Universal Health Services Inc. Class B	38,546	2,183,245
WellCare Health Plans Inc.[a]	18,960	961,462
WellPoint Inc.	132,513	8,589,493

		86,674,547
PHARMACEUTICALS — 52.84%
Abbott Laboratories	689,827	23,371,339
AbbVie Inc.	689,828	25,309,789
Actavis Inc.[a]	55,817	4,822,031
Align Technology Inc.[a,b]	31,075	974,512
Alkermes PLC[a]	53,456	1,232,161
Allergan Inc.	134,209	14,093,287
Auxilium Pharmaceuticals Inc.[a,b]	21,675	398,820
BioMarin Pharmaceutical Inc.[a]	53,960	2,961,864
Bristol-Myers Squibb Co.	720,381	26,034,569
DENTSPLY International Inc.	61,847	2,582,731
Eli Lilly and Co.	445,665	23,927,754
Endo Health Solutions Inc.[a]	49,918	1,580,404
Express Scripts Holding Co.[a]	356,284	19,032,691
Forest Laboratories Inc.[a]	102,014	3,703,108

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Impax Laboratories Inc.[a]	28,262	$569,762
Isis Pharmaceuticals Inc.[a,b]	44,498	646,556
Jazz Pharmaceuticals PLC[a]	20,433	1,152,217
Johnson & Johnson	1,209,433	89,401,287
Medivation Inc.[a]	32,374	1,759,851
Merck & Co. Inc.	1,326,741	57,381,548
Mylan Inc.[a]	178,023	5,032,710
Nektar Therapeutics[a,b]	50,757	434,987
Onyx Pharmaceuticals Inc.[a]	31,274	2,424,360
Patterson Companies Inc.	36,582	1,321,708
Perrigo Co.	38,463	3,865,916
Pfizer Inc.	3,213,152	87,654,787
Pharmacyclics Inc.[a,b]	21,899	1,518,258
Questcor Pharmaceuticals Inc.[b]	25,697	654,760
Salix Pharmaceuticals Ltd.[a]	21,920	1,049,968
Theravance Inc.[a,b]	29,831	663,740
ViroPharma Inc.[a,b]	28,947	771,727
VIVUS Inc.[a,b]	43,547	527,354
Warner Chilcott PLC Class A	76,935	1,090,169

		407,946,725

TOTAL COMMON STOCKS (Cost: $742,047,639)		770,701,880

SHORT-TERM INVESTMENTS — 3.21%

MONEY MARKET FUNDS — 3.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	21,899,235	21,899,235
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	1,532,677	1,532,677
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	1,355,979	1,355,979

		24,787,891

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,787,891)		24,787,891

TOTAL INVESTMENTS IN SECURITIES — 103.04% (Cost: $766,835,530)		795,489,771
Other Assets, Less Liabilities — (3.04)%		(23,436,366)

NET ASSETS — 100.00%		$772,053,405

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

41

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

BUILDING — MOBILE HOME/MANUFACTURED HOUSING & RV — 1.07%
Cavco Industries Inc.[a,b,c]	462,917	$24,006,876

		24,006,876
BUILDING — RESIDENTIAL/COMMERCIAL — 64.65%
D.R. Horton Inc.[b]	9,318,510	220,475,947
Hovnanian Enterprises Inc. Class Aa,b	4,902,752	27,994,714
KB Home[b]	3,678,193	70,143,140
Lennar Corp. Class Ab	5,305,809	220,403,306
M.D.C. Holdings Inc.	1,934,439	76,062,141
M/I Homes Inc.[a,b,c]	1,413,012	38,490,447
Meritage Homes Corp.[a,b]	1,594,548	70,542,804
NVR Inc.[a]	160,766	165,534,320
PulteGroup Inc.[a]	11,140,574	231,055,505
Ryland Group Inc. (The)	2,183,877	86,743,594
Standard-Pacific Corp.[a,b]	6,535,518	54,244,799
Toll Brothers Inc.[a]	5,140,516	192,512,324

		1,454,203,041
BUILDING AND CONSTRUCTION PRODUCTS — MISCELLANEOUS — 6.18%
Louisiana-Pacific Corp.[a,b]	2,220,541	43,145,111
Owens Corning[a]	1,250,797	52,120,711
USG Corp.[a,b]	1,488,638	43,751,071

		139,016,893
BUILDING PRODUCTS — AIR AND HEATING — 1.87%
Lennox International Inc.	732,698	42,137,462

		42,137,462
BUILDING PRODUCTS — CEMENT/AGGREGATES — 2.01%
Eagle Materials Inc.	697,282	45,162,955

		45,162,955
BUILDING PRODUCTS — WOOD — 2.45%
Masco Corp.	2,992,800	55,037,592

		55,037,592
COATINGS/PAINT — 2.82%
Sherwin-Williams Co. (The)	391,473	63,473,432

		63,473,432
DISTRIBUTION/WHOLESALE — 3.38%
Beacon Roofing Supply Inc.[a,b]	1,047,465	37,855,385
Watsco Inc.	507,873	38,268,231

		76,123,616

Security	Shares	Value

DIVERSIFIED MANUFACTURING OPERATIONS — 2.10%
Leggett & Platt Inc.	1,603,931	$47,219,729

		47,219,729
HOME FURNISHINGS — 1.36%
Ethan Allen Interiors Inc.[b]	1,054,370	30,481,837

		30,481,837
RETAIL — BUILDING PRODUCTS — 9.42%
Home Depot Inc. (The)	1,399,354	93,644,770
Lowe’s Companies Inc.	2,089,488	79,797,547
Lumber Liquidators Holdings Inc.[a,b]	651,381	38,548,727

		211,991,044
TEXTILE — HOME FURNISHINGS — 2.54%
Mohawk Industries Inc.[a]	561,388	57,070,704

		57,070,704

TOTAL COMMON STOCKS (Cost: $1,821,050,228)		2,245,925,181

SHORT-TERM INVESTMENTS — 8.66%

MONEY MARKET FUNDS — 8.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	179,611,571	179,611,571
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	12,570,604	12,570,604
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	2,531,869	2,531,869

		194,714,044

TOTAL SHORT-TERM INVESTMENTS (Cost: $194,714,044)		194,714,044

TOTAL INVESTMENTS IN SECURITIES — 108.51% (Cost: $2,015,764,272)		2,440,639,225
Other Assets, Less Liabilities — (8.51)%		(191,430,506)

NET ASSETS — 100.00%		$2,249,208,719

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

42

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 12.39%
Alliant Techsystems Inc.	12,867	$832,752
B/E Aerospace Inc.[a]	40,965	2,109,288
Boeing Co. (The)	267,371	19,750,696
Curtiss-Wright Corp.	18,388	655,532
Esterline Technologies Corp.[a,b]	12,241	812,680
Exelis Inc.	73,517	807,952
General Dynamics Corp.	130,784	8,670,979
Kaman Corp.	10,354	376,264
L-3 Communications Holdings Inc.	37,148	2,820,276
Lockheed Martin Corp.	105,887	9,198,404
Moog Inc. Class Aa,b	17,787	779,071
Northrop Grumman Corp.	96,806	6,296,262
Orbital Sciences Corp.[a,b]	23,476	345,097
Raytheon Co.	130,082	6,852,720
Rockwell Collins Inc.	55,355	3,259,302
Spirit AeroSystems Holdings Inc. Class Aa	43,606	695,080
Teledyne Technologies Inc.[a,b]	14,505	990,111
TransDigm Group Inc.	17,709	2,398,507
Triumph Group Inc.	19,622	1,380,800
United Technologies Corp.	332,185	29,089,441

		98,121,214
AUTO MANUFACTURERS — 1.11%
Navistar International Corp.[a,b]	31,172	813,278
Oshkosh Corp.[a]	36,112	1,414,868
PACCAR Inc.	138,965	6,539,693

		8,767,839
BUILDING MATERIALS — 1.73%
Eagle Materials Inc.	18,366	1,189,566
Fortune Brands Home & Security Inc.[a]	64,090	2,098,307
Lennox International Inc.	17,928	1,031,039
Louisiana-Pacific Corp.[a,b]	54,622	1,061,305
Martin Marietta Materials Inc.	18,023	1,779,411
Masco Corp.	140,694	2,587,363
Owens Corning[a]	46,399	1,933,446
Simpson Manufacturing Co. Inc.	15,734	510,096
Texas Industries Inc.[a]	8,163	463,985
USG Corp.[a,b]	35,107	1,031,795

		13,686,313
CHEMICALS — 1.92%
Ecolab Inc.	103,854	7,519,030
Sherwin-Williams Co. (The)	33,707	5,465,253
Valspar Corp. (The)	33,262	2,204,605

		15,188,888
COMMERCIAL SERVICES — 7.13%
ABM Industries Inc.	19,827	434,608
Acacia Research Corp.[a]	19,592	500,184
ADT Corp. (The)	91,552	4,348,720
Advisory Board Co. (The)[a,b]	13,489	731,508

Security	Shares	Value

Alliance Data Systems Corp.[a,b]	19,659	$3,098,258
Automatic Data Processing Inc.	191,241	11,338,679
Brink’s Co. (The)	18,787	560,228
Convergys Corp.	43,381	738,345
CoreLogic Inc.[a]	38,345	1,006,173
Corporate Executive Board Co. (The)	13,209	661,903
Corrections Corp. of America	39,417	1,493,510
CoStar Group Inc.[a,b]	10,572	991,442
Deluxe Corp.	20,161	741,723
Euronet Worldwide Inc.[a,b]	19,000	464,930
FleetCor Technologies Inc.[a]	16,049	960,372
FTI Consulting Inc.[a,b]	16,164	525,330
Genpact Ltd.	52,677	882,340
GEO Group Inc. (The)	28,082	916,035
Global Payments Inc.	31,044	1,529,227
Iron Mountain Inc.	65,748	2,249,239
Lender Processing Services Inc.	33,300	800,532
Manpower Inc.	30,780	1,585,170
MAXIMUS Inc.	13,430	920,895
Monster Worldwide Inc.[a,b]	46,551	269,996
Paychex Inc.	127,511	4,160,684
PHH Corp.[a]	22,188	485,473
Quanta Services Inc.[a]	83,971	2,432,640
R.R. Donnelley & Sons Co.[b]	70,826	651,599
Robert Half International Inc.	55,271	1,947,750
Total System Services Inc.	63,045	1,465,796
Towers Watson & Co. Class A	22,485	1,373,384
United Rentals Inc.[a,b]	36,524	1,848,845
Verisk Analytics Inc. Class Aa	57,147	3,152,229
WEX Inc.[a,b]	15,298	1,202,576

		56,470,323
COMPUTERS — 2.46%
Accenture PLC Class A	251,538	18,083,067
Jack Henry & Associates Inc.	34,027	1,411,440

		19,494,507
DISTRIBUTION & WHOLESALE — 1.85%
Arrow Electronics Inc.[a]	41,930	1,610,950
Fastenal Co.	106,168	5,274,426
United Stationers Inc.	15,927	531,006
W.W. Grainger Inc.	23,518	5,122,691
Watsco Inc.	11,674	879,636
WESCO International Inc.[a,b]	17,175	1,252,573

		14,671,282
DIVERSIFIED FINANCIAL SERVICES — 0.08%
Air Lease Corp.[a]	26,326	628,402

		628,402
ELECTRIC — 0.22%
MDU Resources Group Inc.	74,504	1,737,433

		1,737,433
ELECTRICAL COMPONENTS & EQUIPMENT — 3.61%
Acuity Brands Inc.	16,730	1,151,024
AMETEK Inc.	95,827	3,927,949
Belden Inc.	17,271	831,599

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Emerson Electric Co.	285,440	$16,341,440
EnerSys Inc.[a,b]	19,062	780,208
General Cable Corp.[a,b]	19,587	658,515
GrafTech International Ltd.[a,b]	50,019	480,182
Hubbell Inc. Class B	21,044	1,916,056
Littelfuse Inc.	8,595	550,166
Molex Inc.	54,303	1,474,869
Universal Display Corp.[a,b]	15,867	441,420

		28,553,428
ELECTRONICS — 7.76%
Agilent Technologies Inc.	137,272	6,147,040
Amphenol Corp. Class A	63,086	4,262,721
Avnet Inc.[a]	54,281	1,919,376
Benchmark Electronics Inc.[a,b]	22,195	389,744
Brady Corp. Class A	18,316	639,045
ESCO Technologies Inc.	10,611	436,855
FEI Co.	15,056	917,814
FLIR Systems Inc.	58,844	1,398,722
Honeywell International Inc.	308,612	21,059,683
Itron Inc.[a,b]	15,320	710,695
Jabil Circuit Inc.	73,439	1,388,732
Mettler-Toledo International Inc.[a,b]	12,104	2,572,463
National Instruments Corp.	37,358	1,060,967
PerkinElmer Inc.	45,220	1,593,553
Plexus Corp.[a,b]	13,953	356,081
TE Connectivity Ltd.	166,680	6,480,518
Trimble Navigation Ltd.[a,b]	49,698	3,106,125
Tyco International Ltd.	183,415	5,544,635
Vishay Intertechnology Inc.[a,b]	51,855	569,886
Woodward Inc.	23,844	915,848

		61,470,503
ENGINEERING & CONSTRUCTION — 1.90%
AECOM Technology Corp.[a]	42,891	1,096,723
Aegion Corp.[a,b]	15,307	360,021
EMCOR Group Inc.	26,113	948,685
Fluor Corp.	65,506	4,246,754
Foster Wheeler AGa	42,030	1,097,403
Granite Construction Inc.	14,070	511,585
Jacobs Engineering Group Inc.[a]	51,352	2,470,545
KBR Inc.	58,050	1,812,321
Shaw Group Inc. (The)[a]	26,230	1,241,204
URS Corp.	30,238	1,254,272

		15,039,513
ENVIRONMENTAL CONTROL — 2.33%
Clean Harbors Inc.[a]	20,836	1,158,273
Covanta Holding Corp.	52,350	1,032,342
Mine Safety Appliances Co.	12,236	565,548
Republic Services Inc.	117,999	3,762,988
Stericycle Inc.[a]	33,856	3,194,314
Tetra Tech Inc.[a,b]	25,088	719,022
Waste Connections Inc.	48,543	1,748,519
Waste Management Inc.	171,675	6,245,536

		18,426,542

Security	Shares	Value

FOREST PRODUCTS & PAPER — 0.27%
MeadWestvaco Corp.	68,823	$2,157,601

		2,157,601
HAND & MACHINE TOOLS — 0.55%
Kennametal Inc.	31,232	1,280,824
Lincoln Electric Holdings Inc.	32,614	1,758,873
Regal Beloit Corp.	17,501	1,297,874

		4,337,571
HOUSEWARES — 0.13%
Toro Co. (The)	23,094	1,016,829

		1,016,829
INTERNET — 0.42%
LinkedIn Corp. Class Aa	26,657	3,299,870

		3,299,870
MACHINERY — 10.29%
AGCO Corp.[a]	38,307	2,030,271
Applied Industrial Technologies Inc.	16,538	727,010
Babcock & Wilcox Co. (The)	46,872	1,248,670
Caterpillar Inc.	257,634	25,348,609
Cognex Corp.	15,715	623,257
Cummins Inc.	69,590	7,991,020
Deere & Co.	154,292	14,512,706
Flowserve Corp.	19,743	3,095,110
Gardner Denver Inc.	19,369	1,362,997
Graco Inc.	23,852	1,364,334
IDEX Corp.	32,444	1,618,631
Joy Global Inc.	41,667	2,632,104
Manitowoc Co. Inc. (The)	51,968	914,637
Nordson Corp.	22,277	1,506,371
Robbins & Myers Inc.	16,768	977,239
Rockwell Automation Inc.	54,968	4,902,596
Roper Industries Inc.	38,752	4,551,422
Terex Corp.[a]	43,474	1,407,688
Wabtec Corp.	18,825	1,762,396
Xylem Inc.	73,118	2,042,186
Zebra Technologies Corp. Class Aa,b	19,899	861,229

		81,480,483
MANUFACTURING — 24.48%
3M Co.	250,791	25,217,035
A.O. Smith Corp.	15,292	1,059,430
Actuant Corp. Class A	28,724	846,784
AptarGroup Inc.	26,050	1,342,357
Carlisle Companies Inc.	24,721	1,585,852
CLARCOR Inc.	19,759	997,039
Colfax Corp.[a]	25,861	1,153,659
Crane Co.	18,713	940,890
Danaher Corp.	229,367	13,745,964
Donaldson Co. Inc.	53,355	2,006,682
Dover Corp.	70,642	4,887,014
Eaton Corp. PLC	181,983	10,363,932
General Electric Co.	4,132,307	92,067,800
Harsco Corp.	31,665	807,141

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Hexcel Corp.[a,b]	39,217	$1,050,623
Illinois Tool Works Inc.	168,115	10,562,665
Ingersoll-Rand PLC	110,452	5,676,128
ITT Corp.	36,351	933,494
Pall Corp.	43,895	2,998,028
Parker Hannifin Corp.	58,713	5,458,548
Pentair Ltd. Registered	82,827	4,197,672
SPX Corp.	20,023	1,494,316
Textron Inc.	111,107	3,195,437
Trinity Industries Inc.	31,063	1,233,201

		193,821,691
METAL FABRICATE & HARDWARE — 1.79%
Mueller Industries Inc.	11,049	589,575
Precision Castparts Corp.	57,335	10,515,239
Timken Co. (The)	31,474	1,687,321
Valmont Industries Inc.	9,211	1,342,227

		14,134,362
MINING — 0.36%
Vulcan Materials Co.	50,979	2,883,372

		2,883,372
PACKAGING & CONTAINERS — 1.97%
Ball Corp.	60,497	2,693,327
Bemis Co. Inc.	40,784	1,455,173
Crown Holdings Inc.[a]	56,964	2,156,657
Greif Inc. Class A	11,879	558,075
Owens-Illinois Inc.[a]	64,920	1,545,096
Packaging Corp. of America	38,741	1,488,817
Rock-Tenn Co. Class A	28,029	2,212,890
Sealed Air Corp.	76,524	1,432,529
Silgan Holdings Inc.	19,419	833,075
Sonoco Products Co.	39,607	1,227,421

		15,603,060
RETAIL — 0.41%
Coinstar Inc.[a,b]	12,010	611,069
MSC Industrial Direct Co. Inc. Class A	18,295	1,447,500
World Fuel Services Corp.	28,406	1,224,583

		3,283,152
SEMICONDUCTORS — 0.06%
Veeco Instruments Inc.[a,b]	15,291	480,902

		480,902
SHIPBUILDING — 0.11%
Huntington Ingalls Industries Inc.	19,429	860,705

		860,705
SOFTWARE — 1.14%
Broadridge Financial Solutions Inc.	48,422	1,141,306
Fidelity National Information Services Inc.	98,037	3,638,153
Fiserv Inc.[a]	52,673	4,230,169

		9,009,628

Security	Shares	Value

TELECOMMUNICATIONS — 0.33%
Anixter International Inc.	10,641	$715,927
IPG Photonics Corp.	11,259	737,239
NeuStar Inc. Class Aa,b	26,159	1,180,817

		2,633,983
TEXTILES — 0.22%
Cintas Corp.	41,979	1,774,033

		1,774,033
TRANSPORTATION — 12.68%
C.H. Robinson Worldwide Inc.	63,420	4,195,233
Con-way Inc.	22,003	690,454
CSX Corp.	406,709	8,959,799
Expeditors International of Washington Inc.	82,495	3,539,036
FedEx Corp.	115,041	11,670,909
Forward Air Corp.	11,461	425,318
Genesee & Wyoming Inc. Class Aa,b	17,223	1,456,721
Hub Group Inc. Class Aa,b	14,036	516,665
J.B. Hunt Transport Services Inc.	35,855	2,411,966
Kansas City Southern Industries Inc.	43,336	4,035,015
Kirby Corp.[a,b]	22,013	1,555,218
Knight Transportation Inc.	23,457	374,139
Landstar System Inc.	18,377	1,048,224
Matson Inc.	16,573	454,266
Norfolk Southern Corp.	124,635	8,583,612
Old Dominion Freight Line Inc.[a,b]	27,775	1,035,452
Ryder System Inc.	20,156	1,144,458
Teekay Corp.	14,844	522,212
Union Pacific Corp.	185,404	24,373,210
United Parcel Service Inc. Class B	282,005	22,360,177
UTi Worldwide Inc.	40,839	602,784
Werner Enterprises Inc.	17,522	413,870

		100,368,738
TRUCKING & LEASING — 0.11%
GATX Corp.	18,482	875,123

		875,123

TOTAL COMMON STOCKS (Cost: $791,114,247)		790,277,290

SHORT-TERM INVESTMENTS — 3.17%

MONEY MARKET FUNDS — 3.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	22,069,063	22,069,063
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	1,544,564	1,544,564

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	1,501,909	$1,501,909

		25,115,536

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,115,536)		25,115,536

TOTAL INVESTMENTS IN SECURITIES — 102.98% (Cost: $816,229,783)		815,392,826
Other Assets, Less Liabilities — (2.98)%		(23,587,807)

NET ASSETS — 100.00%		$791,805,019

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

46

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.94%

FINANCIAL GUARANTEE INSURANCE — 1.31%
Assured Guaranty Ltd.	48,664	$882,278
MBIA Inc.[a]	38,327	329,996

		1,212,274
INSURANCE BROKERS — 2.74%
Arthur J. Gallagher & Co.	30,177	1,115,040
Brown & Brown Inc.	29,364	802,811
eHealth Inc.[a,b]	5,986	145,879
Erie Indemnity Co. Class A	6,782	483,828

		2,547,558
LIFE/HEALTH INSURANCE — 21.57%
Aflac Inc.	96,503	5,120,449
American Equity Investment Life Holding Co.	17,910	241,427
CNO Financial Group Inc.	58,649	602,325
Lincoln National Corp.	63,834	1,849,909
National Western Life Insurance Co. Class A	696	113,726
Primerica Inc.	12,447	409,257
Principal Financial Group Inc.	63,570	1,971,306
Protective Life Corp.	20,342	643,621
Prudential Financial Inc.	95,828	5,546,525
StanCorp Financial Group Inc.	11,755	457,152
Symetra Financial Corp.	21,480	299,646
Torchmark Corp.	22,760	1,267,960
Unum Group	64,841	1,511,444

		20,034,747
MULTI - LINE INSURANCE — 46.00%
ACE Ltd.	69,467	5,927,619
Allstate Corp. (The)	101,290	4,446,631
American Financial Group Inc.	19,066	811,449
American International Group Inc.[a]	284,420	10,759,609
American National Insurance Co.	2,216	171,097
Assurant Inc.	19,848	758,988
Cincinnati Financial Corp.	34,489	1,463,713
CNA Financial Corp.	7,673	239,014
Genworth Financial Inc. Class Aa	121,539	1,114,513
Hartford Financial Services Group Inc. (The)	98,594	2,445,131
Horace Mann Educators Corp.	11,221	243,945
Kemper Corp.	14,508	483,261
Loews Corp.	68,334	2,963,646
MetLife Inc.	217,354	8,115,998
Old Republic International Corp.	61,603	702,274
United Fire Group Inc.	6,548	151,848
XL Group PLC	69,525	1,927,233

		42,725,969
PROPERTY/CASUALTY INSURANCE — 26.09%
Alleghany Corp.[a]	4,017	1,448,490
AmTrust Financial Services Inc.	7,647	254,186
Arch Capital Group Ltd.[a,b]	32,088	1,489,525
Chubb Corp. (The)	54,924	4,410,947

Security	Shares	Value

Employers Holdings Inc.	5,058	$107,786
First American Financial Corp.	27,058	646,416
Hanover Insurance Group Inc. (The)	11,863	493,026
HCC Insurance Holdings Inc.	24,900	963,132
Hilltop Holdings Inc.[a,b]	11,434	150,243
Infinity Property and Casualty Corp.	3,443	204,755
Markel Corp.[a,b]	2,197	1,046,058
Meadowbrook Insurance Group Inc.	14,467	90,708
Mercury General Corp.	4,942	195,703
Navigators Group Inc. (The)[a,b]	3,166	171,692
OneBeacon Insurance Group Ltd. Class Ab	7,600	103,816
ProAssurance Corp.	15,668	705,687
Progressive Corp. (The)	123,231	2,771,465
RLI Corp.	4,736	326,831
Safety Insurance Group Inc.	3,828	183,782
Selective Insurance Group Inc.	14,976	307,158
Tower Group Inc.	10,291	198,616
Travelers Companies Inc. (The)	77,732	6,098,853
W.R. Berkley Corp.	26,776	1,102,368
White Mountains Insurance Group Ltd.[b]	1,391	765,968

		24,237,211
REINSURANCE — 2.23%
Allied World Assurance Co. Holdings Ltd.	8,852	750,915
Argo Group International Holdings Ltd.[b]	7,186	259,343
Axis Capital Holdings Ltd.	27,779	1,063,102

		2,073,360

TOTAL COMMON STOCKS (Cost: $83,985,366)		92,831,119

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

January 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.57%

MONEY MARKET FUNDS — 3.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	2,954,356	$2,954,356
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	206,769	206,769
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	155,491	155,491

		3,316,616

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,316,616)		3,316,616

TOTAL INVESTMENTS IN SECURITIES — 103.51% (Cost: $87,301,982)		96,147,735
Other Assets, Less Liabilities — (3.51)%		(3,258,888)

NET ASSETS — 100.00%		$92,888,847

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

48

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.93%

DIAGNOSTIC EQUIPMENT — 1.95%
Cepheid Inc.[a,b]	175,089	$6,341,724

		6,341,724
DIAGNOSTIC KITS — 0.62%
OraSure Technologies Inc.[a]	283,874	2,001,312

		2,001,312
ELECTRONIC MEASURING INSTRUMENTS — 1.09%
Analogic Corp.	46,409	3,535,902

		3,535,902
ENTERPRISE SOFTWARE/SERVICES — 0.74%
Omnicell Inc.[a,b]	152,875	2,415,425

		2,415,425
INSTRUMENTS — SCIENTIFIC — 11.45%
Thermo Fisher Scientific Inc.	348,233	25,121,529
Waters Corp.[a]	133,506	12,225,144

		37,346,673
MEDICAL — BIOMEDICAL/GENE — 1.87%
Bio-Rad Laboratories Inc. Class Aa	53,555	6,094,023

		6,094,023
MEDICAL INSTRUMENTS — 39.22%
ArthroCare Corp.[a]	102,864	3,747,336
Boston Scientific Corp.[a]	2,094,747	15,647,760
Bruker Corp.[a]	291,183	4,912,257
Conceptus Inc.[a,b]	131,421	2,715,158
Endologix Inc.[a,b]	221,832	3,400,685
Integra LifeSciences Holdings Corp.[a]	77,157	3,252,168
Intuitive Surgical Inc.[a]	39,796	22,858,026
MAKO Surgical Corp.[a,b]	191,075	2,214,559
Medtronic Inc.	757,860	35,316,276
Natus Medical Inc.[a]	165,475	2,038,652
NuVasive Inc.[a,b]	184,337	3,176,126
St. Jude Medical Inc.	407,273	16,576,011
Symmetry Medical Inc.[a,b]	196,583	2,105,404
Thoratec Corp.[a]	151,793	5,544,998
Volcano Corp.[a,b]	175,850	4,403,284

		127,908,700
MEDICAL PRODUCTS — 35.49%
ABIOMED Inc.[a,b]	172,604	2,407,826
Accuray Inc.[a,b]	310,238	1,585,316
Cantel Medical Corp.	91,752	2,881,930
CareFusion Corp.[a]	368,626	11,442,151
Covidien PLC	430,067	26,810,377
Hill-Rom Holdings Inc.	173,387	5,752,981

Security	Shares	Value

Invacare Corp.	141,971	$2,233,204
NxStage Medical Inc.[a,b]	234,412	2,742,620
Sirona Dental Systems Inc.[a]	119,764	7,960,713
Stryker Corp.	324,001	20,298,663
Varian Medical Systems Inc.[a]	166,071	11,732,916
Wright Medical Group Inc.[a,b]	153,435	3,243,616
Zimmer Holdings Inc.	223,252	16,654,599

		115,746,912
MEDICAL STERILIZATION PRODUCTS — 1.84%
Steris Corp.	159,299	6,010,351

		6,010,351
PATIENT MONITORING EQUIPMENT — 2.41%
Insulet Corp.[a,b]	182,884	4,219,134
Masimo Corp.	179,683	3,647,565

		7,866,699
RESPIRATORY PRODUCTS — 3.25%
ResMed Inc.[b]	242,010	10,600,038

		10,600,038

TOTAL COMMON STOCKS (Cost: $324,934,244)		325,867,759

SHORT-TERM INVESTMENTS — 10.23%

MONEY MARKET FUNDS — 10.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	30,855,850	30,855,850
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	2,159,530	2,159,530
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	341,551	341,551

		33,356,931

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,356,931)		33,356,931

TOTAL INVESTMENTS IN SECURITIES — 110.16% (Cost: $358,291,175)		359,224,690
Other Assets, Less Liabilities — (10.16)%		(33,112,712)

NET ASSETS — 100.00%		$326,111,978

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

49

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.93%

OIL - FIELD SERVICES — 0.35%
Targa Resources Corp.	18,357	$1,108,029

		1,108,029
OIL COMPANIES — EXPLORATION & PRODUCTION — 76.97%
Anadarko Petroleum Corp.	317,882	25,436,918
Apache Corp.	248,888	20,846,859
Approach Resources Inc.[a,b]	21,084	560,624
Berry Petroleum Co. Class A	28,649	1,054,856
Bill Barrett Corp.[a,b]	30,631	489,177
Bonanza Creek Energy Inc.[a,b]	14,924	460,853
Cabot Oil & Gas Corp.	133,471	7,044,599
Carrizo Oil & Gas Inc.[a,b]	23,200	498,336
Chesapeake Energy Corp.	329,754	6,654,436
Cimarex Energy Co.	55,047	3,515,301
Cobalt International Energy Inc.[b]	112,293	2,718,614
Comstock Resources Inc.[b]	28,485	415,596
Concho Resources Inc.[b]	66,532	6,069,049
Contango Oil & Gas Co.	8,120	348,592
Continental Resources Inc.[b]	36,494	3,033,381
Denbury Resources Inc.[a,b]	246,128	4,585,365
Devon Energy Corp.	239,579	13,701,523
Energen Corp.	45,890	2,209,145
EOG Resources Inc.	172,305	21,534,679
EPL Oil & Gas Inc.[a,b]	22,127	541,226
EQT Corp.	95,168	5,653,931
EXCO Resources Inc.	92,332	591,848
Forest Oil Corp.[b]	75,285	523,984
Gulfport Energy Corp.[b]	37,802	1,560,089
Halcon Resources Corp.[a,b]	64,024	489,143
Kodiak Oil & Gas Corp.[b]	167,958	1,545,214
Magnum Hunter Resources Corp.[a,b]	101,096	408,428
McMoRan Exploration Co.[a,b]	63,841	1,009,326
Newfield Exploration Co.[b]	86,011	2,537,324
Noble Energy Inc.	113,154	12,196,870
Northern Oil and Gas Inc.[a,b]	37,549	621,060
Oasis Petroleum Inc.[a,b]	45,135	1,619,444
Occidental Petroleum Corp.	515,334	45,488,532
PDC Energy Inc.[b]	19,250	712,828
Pioneer Natural Resources Co.	78,385	9,213,373
Plains Exploration & Production Co.[b]	82,050	3,917,887
QEP Resources Inc.	113,296	3,325,238
Quicksilver Resources Inc.[a,b]	75,907	207,985
Range Resources Corp.	103,448	6,948,602
Resolute Energy Corp.[b]	25,224	214,656
Rex Energy Corp.[a,b]	26,226	344,347
Rosetta Resources Inc.[b]	33,419	1,771,875
SandRidge Energy Inc.[a,b]	221,502	1,568,234
SM Energy Co.	42,036	2,444,814
Southwestern Energy Co.[a,b]	222,268	7,623,792
Stone Energy Corp.[a,b]	31,485	708,413
Swift Energy Co.[a,b]	27,305	411,486
Ultra Petroleum Corp.[a,b]	97,273	1,772,314
W&T Offshore Inc.	22,235	391,336
Whiting Petroleum Corp.[a,b]	74,825	3,560,173

Security	Shares	Value

WPX Energy Inc.[b]	126,698	$1,904,271

		243,005,946
OIL COMPANIES — INTEGRATED — 7.63%
Phillips 66	398,046	24,109,646

		24,109,646
OIL REFINING & MARKETING — 14.98%
Cheniere Energy Inc.[b]	142,119	3,017,186
CVR Energy Inc.[b]	9,390	551,663
HollyFrontier Corp.	128,847	6,728,390
Marathon Petroleum Corp.	215,752	16,010,956
Tesoro Corp.	89,326	4,349,283
Valero Energy Corp.	352,104	15,397,508
Western Refining Inc.	36,544	1,228,975

		47,283,961

TOTAL COMMON STOCKS (Cost: $339,565,157)		315,507,582

SHORT-TERM INVESTMENTS — 4.87%

MONEY MARKET FUNDS — 4.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	14,127,103	14,127,103
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	988,724	988,724
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	252,168	252,168

		15,367,995

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,367,995)		15,367,995

TOTAL INVESTMENTS IN SECURITIES — 104.80% (Cost: $354,933,152)		330,875,577
Other Assets, Less Liabilities — (4.80)%		(15,167,436)

NET ASSETS — 100.00%		$315,708,141

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

50

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

ENGINEERING/RESEARCH AND DEVELOPMENT SERVICES — 1.28%
McDermott International Inc.[a]	388,692	$4,730,382

		4,730,382
MACHINERY — GENERAL INDUSTRIAL — 0.95%
Chart Industries Inc.[a,b]	52,915	3,502,444

		3,502,444
OIL & GAS DRILLING — 25.22%
Atwood Oceanics Inc.[a,b]	93,485	4,933,204
Diamond Offshore Drilling Inc.	98,425	7,390,733
Ensco PLC Class A	252,816	16,071,513
Helmerich & Payne Inc.	142,509	9,169,029
Hercules Offshore Inc.[a,b]	343,983	2,263,408
Nabors Industries Ltd.[a]	426,727	7,113,539
Noble Corp.	306,795	12,425,198
Parker Drilling Co.[a,b]	286,479	1,610,012
Patterson-UTI Energy Inc.	244,032	4,963,611
Rowan Companies PLC[a]	183,388	6,323,218
Transocean Ltd.	372,620	21,131,280

		93,394,745
OIL — FIELD SERVICES — 47.47%
Baker Hughes Inc.	440,405	19,694,912
Basic Energy Services Inc.[a,b]	77,011	995,752
CARBO Ceramics Inc.	36,202	2,900,142
Exterran Holdings Inc.[a,b]	123,731	2,875,508
Halliburton Co.	811,026	32,992,538
Helix Energy Solutions Group Inc.[a]	174,541	4,140,112
Hornbeck Offshore Services Inc.[a,b]	64,039	2,357,275
Key Energy Services Inc.[a]	313,191	2,546,243
Matrix Service Co.[a,b]	72,515	1,035,514
Newpark Resources Inc.[a,b]	197,729	1,704,424
Oceaneering International Inc.	146,115	9,235,929
Oil States International Inc.[a,b]	82,039	6,364,586
Pioneer Energy Services Corp.[a]	157,803	1,196,147
RPC Inc.	143,830	2,153,135
Schlumberger Ltd.	781,794	61,019,022
SEACOR Holdings Inc.	36,175	3,290,840
Superior Energy Services Inc.[a]	245,674	6,134,480
Tesco Corp.[a,b]	86,067	1,040,550
TETRA Technologies Inc.[a,b]	185,384	1,575,764
Weatherford International Ltd.[a]	938,814	12,533,167

		175,786,040
OIL COMPANIES — EXPLORATION & PRODUCTION — 0.99%
Unit Corp.[a]	75,942	3,655,088

		3,655,088
OIL FIELD MACHINERY & EQUIPMENT — 20.26%
Cameron International Corp.[a]	268,331	16,988,036
Dresser-Rand Group Inc.[a]	110,870	6,768,613

Security	Shares	Value

Dril-Quip Inc.[a,b]	59,434	$4,819,503
Flotek Industries Inc.[a,b]	107,086	1,441,378
FMC Technologies Inc.[a]	278,723	13,197,534
Lufkin Industries Inc.	59,489	3,445,008
National Oilwell Varco Inc.	382,634	28,368,485

		75,028,557
SEISMIC DATA COLLECTION — 1.13%
Geospace Technologies Corp.[a,b]	26,409	2,381,036
ION Geophysical Corp.[a,b]	267,734	1,820,591

		4,201,627
TRANSPORTATION — MARINE — 1.62%
GulfMark Offshore Inc. Class A	53,001	1,842,315
Tidewater Inc.	84,662	4,162,830

		6,005,145
TRANSPORTATION — SERVICES — 0.98%
Bristow Group Inc.	63,686	3,628,828

		3,628,828

TOTAL COMMON STOCKS (Cost: $391,434,229)		369,932,856

SHORT-TERM INVESTMENTS — 4.60%

MONEY MARKET FUNDS — 4.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	15,515,033	15,515,033
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	1,085,862	1,085,862
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	426,115	426,115

		17,027,010

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,027,010)		17,027,010

TOTAL INVESTMENTS IN SECURITIES — 104.50% (Cost: $408,461,239)		386,959,866
Other Assets, Less Liabilities — (4.50)%		(16,641,692)

NET ASSETS — 100.00%		$370,318,174

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

51

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.73%

CONSUMER PRODUCTS — MISCELLANEOUS — 1.44%
Prestige Brands Holdings Inc.[a,b]	234,865	$5,037,854

		5,037,854
DISTRIBUTION/WHOLESALE — 1.50%
MWI Veterinary Supply Inc.[a]	46,794	5,255,434

		5,255,434
MEDICAL — BIOMEDICAL/GENE — 6.99%
Affymax Inc.[a]	190,237	3,578,358
AMAG Pharmaceuticals Inc.[a,b]	204,707	3,265,076
ARIAD Pharmaceuticals Inc.[a,b]	335,160	6,662,981
Medicines Co. (The)[a,b]	225,226	6,729,753
Spectrum Pharmaceuticals Inc.[b]	340,993	4,299,922

		24,536,090
MEDICAL — DRUGS — 70.62%
Abbott Laboratories	378,166	12,812,264
Akorn Inc.[a,b]	338,436	4,430,127
Alkermes PLC[a]	345,190	7,956,629
Allergan Inc.	170,415	17,895,279
Auxilium Pharmaceuticals Inc.[a,b]	248,535	4,573,044
Bristol-Myers Squibb Co.	605,227	21,872,904
Eli Lilly and Co.	396,164	21,270,045
Endo Health Solutions Inc.[a]	271,235	8,587,300
Forest Laboratories Inc.[a]	293,166	10,641,926
Infinity Pharmaceuticals Inc.[a,b]	180,166	6,206,719
Ironwood Pharmaceuticals Inc. Class Aa,b	402,317	5,157,704
Jazz Pharmaceuticals PLC[a]	130,190	7,341,414
Johnson & Johnson	445,454	32,927,960
Merck & Co. Inc.	620,286	26,827,369
Optimer Pharmaceuticals Inc.[a,b]	364,145	3,379,266
Pfizer Inc.	1,219,106	33,257,212
Rigel Pharmaceuticals Inc.[a,b]	639,315	4,193,906
Salix Pharmaceuticals Ltd.[a]	149,234	7,148,309
ViroPharma Inc.[a,b]	233,304	6,219,885
VIVUS Inc.[a,b]	427,471	5,176,674

		247,875,936
MEDICAL — GENERIC DRUGS — 11.18%
Actavis Inc.[a]	133,943	11,571,336
Impax Laboratories Inc.[a]	256,012	5,161,202
Mylan Inc.[a]	424,259	11,993,802
Perrigo Co.	104,763	10,529,729

		39,256,069
MEDICAL PRODUCTS — 2.72%
Hospira Inc.[a]	280,008	9,553,873

		9,553,873

Security	Shares	Value

THERAPEUTICS — 5.28%
Questcor Pharmaceuticals Inc.[b]	205,179	$5,227,961
Theravance Inc.[a,b]	246,514	5,484,936
Warner Chilcott PLC Class A	552,080	7,822,974

		18,535,871

TOTAL COMMON STOCKS
(Cost: $317,245,781)		350,051,127

SHORT-TERM INVESTMENTS — 14.31%

MONEY MARKET FUNDS — 14.31%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.22%[c,d,e]	46,539,641	46,539,641
BlackRock Cash Funds: Prime,
SL Agency Shares
0.20%[c,d,e]	3,257,203	3,257,203
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.03%[c,d]	448,124	448,124

		50,244,968

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,244,968)		50,244,968

TOTAL INVESTMENTS IN SECURITIES — 114.04%
(Cost: $367,490,749)		400,296,095
Other Assets, Less Liabilities — (14.04)%		(49,283,415)

NET ASSETS — 100.00%		$351,012,680

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

52

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

HOTELS & MOTELS — 0.33%
Ryman Hospitality Properties Inc.[a]	365,844	$14,622,785

		14,622,785
REAL ESTATE MANAGEMENT/SERVICES — 1.89%
CBRE Group Inc. Class Ab	2,428,088	52,398,139
Jones Lang LaSalle Inc.	354,668	32,679,110

		85,077,249
REAL ESTATE OPERATING/DEVELOPMENT — 1.43%
Alexander & Baldwin Inc.[b]	345,901	11,622,274
Forest City Enterprises Inc. Class Ab	1,107,522	18,728,197
Howard Hughes Corp. (The)[b]	226,874	16,334,928
St. Joe Co. (The)[a,b]	742,535	17,449,572

		64,134,971
REITS — APARTMENTS — 13.12%
American Campus Communities Inc.	842,218	39,222,092
Apartment Investment and Management Co. Class A	1,171,882	31,968,941
AvalonBay Communities Inc.	920,620	119,487,270
BRE Properties Inc. Class A	618,747	31,481,847
Camden Property Trust	676,934	46,972,450
Colonial Properties Trust[a]	666,989	14,613,729
Equity Residential	2,589,436	143,428,860
Essex Property Trust Inc.	293,980	45,208,245
Home Properties Inc.[a]	412,779	25,373,525
Mid-America Apartment Communities Inc.[a]	340,982	22,289,993
Post Properties Inc.	438,395	21,266,542
UDR Inc.	2,013,600	48,104,904

		589,418,398
REITS — DIVERSIFIED — 18.27%
American Tower Corp.	3,181,572	242,276,708
Digital Realty Trust Inc.[a]	993,439	67,464,442
Duke Realty Corp.	2,503,615	38,580,707
DuPont Fabros Technology Inc.[a]	510,401	12,065,880
Entertainment Properties Trust[a]	378,100	17,717,766
Lexington Realty Trust[a]	1,223,649	13,460,139
Liberty Property Trust	953,087	37,332,418
Plum Creek Timber Co. Inc.[a]	1,301,571	62,709,691
Potlatch Corp.	325,295	14,114,550
Rayonier Inc.[a]	991,319	53,372,615
Vornado Realty Trust	1,363,346	115,148,203
Washington Real Estate Investment Trust[a]	534,339	15,217,975
Weyerhaeuser Co.	4,358,544	131,279,345

		820,740,439
REITS — HEALTH CARE — 11.91%
HCP Inc.	3,638,222	168,777,119
Health Care REIT Inc.	2,090,066	131,339,747
Healthcare Realty Trust Inc.	703,212	17,917,842
Omega Healthcare Investors Inc.[a]	902,688	23,072,705

Security	Shares	Value

Senior Housing Properties Trust	1,500,619	$36,149,912
Ventas Inc.	2,379,169	157,715,113

		534,972,438
REITS — HOTELS — 4.21%
DiamondRock Hospitality Co.[a]	1,571,234	14,329,654
Hospitality Properties Trust	995,802	25,114,126
Host Hotels & Resorts Inc.[a]	5,832,959	97,935,382
LaSalle Hotel Properties[a]	759,652	20,738,500
RLJ Lodging Trust	860,418	17,991,340
Sunstone Hotel Investors Inc.[b]	1,103,937	12,772,551

		188,881,553
REITS — MANUFACTURED HOMES — 0.50%
Equity Lifestyle Properties, Inc.	313,767	22,465,717

		22,465,717
REITS — MORTGAGE — 8.97%
American Capital Agency Corp.	2,750,138	86,986,865
Annaly Capital Management Inc.[a]	7,847,029	116,685,321
ARMOUR Residential REIT Inc.	2,494,297	17,909,052
Chimera Investment Corp.	8,275,190	25,239,330
CYS Investments Inc.	1,412,013	18,356,169
Hatteras Financial Corp.	797,200	21,588,176
Invesco Mortgage Capital Inc.	937,561	20,345,074
MFA Financial Inc.	2,879,707	25,888,566
Redwood Trust Inc.[a]	657,704	12,562,146
Starwood Property Trust Inc.	1,089,830	27,943,241
Two Harbors Investment Corp.	2,378,413	29,539,890

		403,043,830
REITS — OFFICE PROPERTY — 9.36%
Alexandria Real Estate Equities Inc.	512,675	37,168,938
BioMed Realty Trust Inc.	1,243,021	25,295,477
Boston Properties Inc.	1,214,235	127,834,661
Brandywine Realty Trust[a]	1,155,714	14,712,239
CommonWealth REIT	676,657	11,124,241
Corporate Office Properties Trust	650,159	17,203,207
Douglas Emmett Inc.[a]	1,054,343	24,587,279
Franklin Street Properties Corp.	581,110	7,554,430
Highwoods Properties Inc.[a]	610,843	21,990,348
Kilroy Realty Corp.	600,576	29,968,742
Mack-Cali Realty Corp.[a]	670,427	18,215,502
Piedmont Office Realty Trust Inc. Class A	1,351,936	26,132,923
SL Green Realty Corp.	729,625	58,647,257

		420,435,244
REITS — OUTLET CENTERS — 2.03%
National Retail Properties Inc.[a]	886,072	28,372,025
Realty Income Corp.[a]	1,440,379	62,915,755

		91,287,780
REITS — REGIONAL MALLS — 13.99%
CBL & Associates Properties Inc.[a]	1,296,947	27,871,391
General Growth Properties Inc.	3,629,399	70,845,869
Macerich Co. (The)	1,100,406	65,716,246
Simon Property Group Inc.	2,489,304	398,736,715

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

January 31, 2013

Security	Shares	Value

Tanger Factory Outlet Centers Inc.[a]	756,312	$26,788,571
Taubman Centers Inc.	473,114	38,558,791

		628,517,583
REITS — SHOPPING CENTERS — 4.85%
DDR Corp.[a]	1,945,598	32,277,471
Federal Realty Investment Trust	520,017	55,043,799
Kimco Realty Corp.[a]	3,283,204	68,192,147
Regency Centers Corp.	728,598	36,306,038
Weingarten Realty Investors[a]	899,346	25,937,139

		217,756,594
REITS — STORAGE — 5.07%
Extra Space Storage Inc.	824,717	32,856,725
Public Storage	1,160,387	178,618,371
Sovran Self Storage Inc.	245,061	15,987,780

		227,462,876
REITS — WAREHOUSE/INDUSTRIAL — 3.94%
DCT Industrial Trust Inc.[a]	2,168,181	15,307,358
EastGroup Properties Inc.	238,914	13,388,740
Prologis Inc.	3,709,529	148,010,207

		176,706,305

TOTAL COMMON STOCKS
(Cost: $4,526,664,214)		4,485,523,762

SHORT — TERM INVESTMENTS — 13.77%

MONEY MARKET FUNDS — 13.77%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.22%[c,d,e]	576,036,747	576,036,747
BlackRock Cash Funds: Prime,
SL Agency Shares
0.20%[c,d,e]	40,315,496	40,315,496
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.03%[c,d]	2,005,253	2,005,253

		618,357,496

TOTAL SHORT-TERM INVESTMENTS
(Cost: $618,357,496)		618,357,496

TOTAL INVESTMENTS IN SECURITIES — 113.64%
(Cost: $5,145,021,710)		5,103,881,258
Other Assets, Less Liabilities — (13.64)%		(612,531,242)

NET ASSETS — 100.00%		$4,491,350,016

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

54

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.92%

COMMERCIAL BANKS — 0.84%
First Republic Bank	66,820	$2,384,806

		2,384,806
COMMERCIAL BANKS — CENTRAL U.S. — 9.42%
Associated Banc-Corp	168,896	2,410,146
BOK Financial Corp.	26,295	1,473,835
Commerce Bancshares Inc.	76,380	2,868,069
Cullen/Frost Bankers Inc.	59,830	3,523,389
First Financial Bankshares Inc.[a]	29,963	1,230,281
First Midwest Bancorp Inc.	75,558	957,320
FirstMerit Corp.	108,825	1,657,405
International Bancshares Corp.	54,793	1,071,203
MB Financial Inc.	55,006	1,230,484
Old National Bancorp	101,343	1,353,942
Park National Corp.[a]	12,979	849,475
PrivateBancorp Inc.	63,022	1,082,088
Prosperity Bancshares Inc.	43,524	1,963,368
TCF Financial Corp.	161,158	2,201,418
UMB Financial Corp.	32,362	1,432,666
Wintrust Financial Corp.	36,362	1,347,939

		26,653,028
COMMERCIAL BANKS — EASTERN U.S. — 9.81%
CapitalSource Inc.[a]	213,953	1,735,159
F.N.B. Corp.	138,999	1,610,999
Fulton Financial Corp.	196,642	2,141,431
M&T Bank Corp.	116,377	11,950,754
National Penn Bancshares Inc.	121,570	1,185,308
Signature Bank[a,b]	45,114	3,335,278
Susquehanna Bancshares Inc.	184,029	2,101,611
Valley National Bancorp[a]	195,296	1,911,948
Webster Financial Corp.	79,553	1,770,054

		27,742,542
COMMERCIAL BANKS — SOUTHERN U.S. — 15.57%
BancorpSouth Inc.[a]	83,190	1,206,255
BB&T Corp.	665,244	20,143,588
First Horizon National Corp.	250,529	2,557,901
Hancock Holding Co.	82,760	2,501,007
IBERIABANK Corp.	29,328	1,510,099
Popular Inc.[b]	101,569	2,726,112
Regions Financial Corp.	1,374,018	10,689,860
Synovus Financial Corp.	286,698	739,681
Trustmark Corp.	64,447	1,490,659
United Bankshares Inc.	19,713	502,485

		44,067,647
COMMERCIAL BANKS — WESTERN U.S. — 7.43%
Bank of Hawaii Corp.	44,391	2,134,763
Cathay General Bancorp	72,950	1,415,959
City National Corp.	46,575	2,466,612
East West Bancorp Inc.	137,292	3,219,497

Security	Shares	Value

Glacier Bancorp Inc.	72,315	$1,126,668
PacWest Bancorp	32,689	898,294
SVB Financial Group[a,b]	43,734	2,902,626
Umpqua Holdings Corp.	112,098	1,416,919
Westamerica Bancorp	27,215	1,208,890
Zions Bancorp	181,612	4,235,192

		21,025,420
SAVINGS & LOANS/THRIFTS — CENTRAL U.S. — 0.87%
Capitol Federal Financial Inc.	138,651	1,629,149
TFS Financial Corp.[a,b]	81,861	837,438

		2,466,587
SAVINGS & LOANS/THRIFTS — EASTERN U.S. — 6.39%
Astoria Financial Corp.	83,160	809,978
First Niagara Financial Group Inc.	345,547	2,709,089
Hudson City Bancorp Inc.	462,720	3,956,256
New York Community Bancorp Inc.	423,808	5,657,837
People’s United Financial Inc.	336,652	4,144,186
Provident Financial Services Inc.	54,540	808,828

		18,086,174
SAVINGS & LOANS/THRIFTS — WESTERN U.S. — 0.65%
Washington Federal Inc.	104,641	1,840,635

		1,840,635
SUPER — REGIONAL BANKS — U.S. — 48.94%
Comerica Inc.	184,221	6,329,834
Fifth Third Bancorp	858,311	13,981,886
Huntington Bancshares Inc.	841,374	5,855,963
KeyCorp	904,192	8,499,405
PNC Financial Services Group Inc. (The)[c]	500,173	30,910,691
SunTrust Banks Inc.	515,123	14,614,039
U.S. Bancorp	1,760,360	58,267,916

		138,459,734

TOTAL COMMON STOCKS
(Cost: $296,029,533)		282,726,573

SHORT-TERM INVESTMENTS — 2.05%

MONEY MARKET FUNDS — 2.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	5,107,579	5,107,579
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	357,468	357,468

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

January 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	330,272	$330,272

		5,795,319

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,795,319)		5,795,319

TOTAL INVESTMENTS IN SECURITIES — 101.97%
(Cost: $301,824,852)		288,521,892
Other Assets, Less Liabilities — (1.97)%		(5,575,070)

NET ASSETS — 100.00%		$282,946,822

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

56

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

COMMERCIAL SERVICES — 0.39%
Gartner Inc.[a,b]	80,881	$4,166,180
SAIC Inc.	248,167	3,002,821

		7,169,001
COMPUTERS — 37.05%
3D Systems Corp.[a,b]	38,087	2,203,333
Apple Inc.	724,423	329,837,036
Brocade Communications Systems Inc.[a]	381,442	2,181,848
CACI International Inc. Class Aa,b	17,341	929,998
Cadence Design Systems Inc.[a,b]	221,005	3,078,600
Cognizant Technology Solutions Corp. Class Aa	242,698	18,974,130
Computer Sciences Corp.	122,461	5,118,870
Dell Inc.	1,185,300	15,693,372
Diebold Inc.	58,927	1,734,811
DST Systems Inc.	28,441	1,903,840
Electronics For Imaging Inc.[a,b]	34,005	769,193
EMC Corp.[a]	1,669,878	41,095,697
Fortinet Inc.[a]	105,246	2,482,753
Fusion-io Inc.[a,b]	54,102	945,703
Hewlett-Packard Co.	1,551,088	25,608,463
International Business Machines Corp.	814,408	165,381,832
j2 Global Inc.[b]	42,268	1,344,968
Lexmark International Inc. Class A	50,563	1,216,546
Mentor Graphics Corp.[a,b]	72,418	1,240,520
MICROS Systems Inc.[a,b]	67,454	3,104,908
NCR Corp.[a,b]	137,162	3,808,989
NetApp Inc.[a]	294,705	10,609,380
Riverbed Technology Inc.[a]	118,376	2,296,494
SanDisk Corp.[a]	191,524	9,574,285
Seagate Technology PLC	298,415	10,140,142
Synaptics Inc.[a,b]	30,838	1,081,797
Synopsys Inc.[a]	129,995	4,347,033
Teradata Corp.[a]	139,726	9,314,135
Unisys Corp.[a,b]	28,395	630,653
Western Digital Corp.	184,193	8,657,071

		685,306,400
DISTRIBUTION & WHOLESALE — 0.12%
Ingram Micro Inc. Class Aa	119,230	2,167,601

		2,167,601
ELECTRONICS — 0.45%
Cymer Inc.[a,b]	25,873	2,664,143
Garmin Ltd.[b]	101,010	3,827,269
Tech Data Corp.[a]	35,121	1,788,010

		8,279,422
INTERNET — 12.52%
AOL Inc.[a,b]	68,787	2,108,322
Equinix Inc.[a,b]	40,908	8,812,810
F5 Networks Inc.[a]	67,267	7,054,963
Facebook Inc. Class Aa	394,834	12,228,009

Security	Shares	Value

Google Inc. Class Aa	202,462	$152,998,509
IAC/InterActiveCorp	76,196	3,143,085
Rackspace Hosting Inc.[a,b]	93,241	7,025,709
Symantec Corp.[a]	572,906	12,472,164
TIBCO Software Inc.[a]	130,044	3,048,231
VeriSign Inc.[a]	140,254	6,088,426
Yahoo! Inc.[a]	849,451	16,674,723

		231,654,951
OFFICE & BUSINESS EQUIPMENT — 0.57%
Pitney Bowes Inc.[b]	148,798	2,144,179
Xerox Corp.	1,048,049	8,394,873

		10,539,052
SEMICONDUCTORS — 18.33%
Advanced Micro Devices Inc.[a,b]	373,600	971,360
Altera Corp.	266,563	8,908,535
Analog Devices Inc.	249,166	10,873,604
Applied Materials Inc.	1,005,284	12,978,216
Atmel Corp.[a]	276,465	1,852,315
Broadcom Corp. Class A	394,427	12,799,156
Cavium Inc.[a,b]	34,916	1,167,591
Cirrus Logic Inc.[a,b]	54,147	1,528,570
Cree Inc.[a,b]	80,042	3,453,812
Cypress Semiconductor Corp.[a]	91,999	944,830
Fairchild Semiconductor International Inc.[a]	78,644	1,161,572
Hittite Microwave Corp.[a,b]	23,103	1,418,062
Integrated Device Technology Inc.[a,b]	51,296	370,870
Intel Corp.	3,951,420	83,137,877
International Rectifier Corp.[a,b]	27,872	543,225
Intersil Corp. Class A	71,090	614,929
KLA-Tencor Corp.	143,625	7,886,449
Lam Research Corp.[a]	134,160	5,519,342
Linear Technology Corp.	187,696	6,873,428
LSI Corp.[a]	418,935	2,949,302
Marvell Technology Group Ltd.	358,828	3,319,159
Maxim Integrated Products Inc.	250,657	7,883,163
Microchip Technology Inc.	168,736	5,644,219
Micron Technology Inc.[a]	764,367	5,778,615
Microsemi Corp.[a]	65,559	1,371,494
NVIDIA Corp.	475,442	5,828,919
OmniVision Technologies Inc.[a,b]	27,044	415,666
ON Semiconductor Corp.[a]	311,131	2,442,378
PMC-Sierra Inc.[a]	131,228	758,498
QLogic Corp.[a,b]	74,868	864,725
QUALCOMM Inc.	1,348,395	89,034,522
Rovi Corp.[a]	81,035	1,401,095
Semtech Corp.[a,b]	55,698	1,679,852
Silicon Laboratories Inc.[a,b]	30,265	1,320,765
Skyworks Solutions Inc.[a]	157,003	3,758,652
Teradyne Inc.[a,b]	146,411	2,366,002
Tessera Technologies Inc.	28,591	501,772
Texas Instruments Inc.	909,658	30,091,487
TriQuint Semiconductor Inc.[a,b]	88,786	466,127
Xilinx Inc.	223,229	8,145,626

		339,025,781
SOFTWARE — 22.46%
ACI Worldwide Inc.[a,b]	33,741	1,604,047
Adobe Systems Inc.[a]	402,474	15,225,591

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

Akamai Technologies Inc.[a]	149,008	$6,066,116
Allscripts Healthcare Solutions Inc.[a]	125,306	1,388,390
ANSYS Inc.[a]	78,128	5,750,221
Aspen Technology Inc.[a]	81,224	2,485,454
athenahealth Inc.[a,b]	30,139	2,606,119
Autodesk Inc.[a]	184,181	7,160,957
BMC Software Inc.[a]	127,659	5,304,231
CA Inc.	294,639	7,312,940
Cerner Corp.[a]	122,230	10,090,087
Citrix Systems Inc.[a]	151,288	11,068,230
CommVault Systems Inc.[a,b]	35,300	2,708,569
Compuware Corp.[a]	165,661	1,924,981
Concur Technologies Inc.[a,b]	40,826	2,731,259
Fair Isaac Corp.	28,452	1,282,332
Informatica Corp.[a]	83,789	3,101,031
Intuit Inc.	227,455	14,188,643
Microsoft Corp.	5,716,382	157,029,014
NetSuite Inc.[a]	21,878	1,536,492
Nuance Communications Inc.[a,b]	198,145	4,765,387
Oracle Corp.	2,880,524	102,287,407
Progress Software Corp.[a,b]	50,007	1,173,664
PTC Inc.[a,b]	90,260	2,092,227
QLIK Technologies Inc.[a,b]	55,355	1,229,435
Red Hat Inc.[a]	158,765	8,820,983
Salesforce.com Inc.[a]	104,038	17,908,061
SolarWinds Inc.[a]	51,911	2,824,997
Solera Holdings Inc.	57,369	3,144,395
Ultimate Software Group Inc. (The)[a,b]	24,270	2,464,376
VeriFone Systems Inc.[a]	83,480	2,898,426
VMware Inc. Class Aa,b	69,476	5,313,525

		415,487,587
TELECOMMUNICATIONS — 8.01%
Acme Packet Inc.[a]	35,564	859,582
ADTRAN Inc.	43,702	882,780
Amdocs Ltd.	148,304	5,292,970
ARRIS Group Inc.[a,b]	90,895	1,501,585
Aruba Networks Inc.[a,b]	81,597	1,879,995
Ciena Corp.[a,b]	62,604	980,379
Cisco Systems Inc.	4,177,077	85,922,474
Corning Inc.	1,182,332	14,187,984
Finisar Corp.[a,b]	56,551	876,541
Harris Corp.	90,825	4,196,115
InterDigital Inc.	29,869	1,296,016
JDS Uniphase Corp.[a]	165,438	2,400,505
Juniper Networks Inc.[a]	412,374	9,228,930
Motorola Solutions Inc.	233,228	13,618,183
Plantronics Inc.	33,468	1,376,204
Polycom Inc.[a]	110,055	1,213,907
RF Micro Devices Inc.[a,b]	133,285	666,425
Tellabs Inc.	210,218	479,297
ViaSat Inc.[a,b]	31,908	1,225,586

		148,085,458

TOTAL COMMON STOCKS
(Cost: $1,896,824,691)		1,847,715,253

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.03%

MONEY MARKET FUNDS — 3.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	50,448,800	$50,448,800
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	3,530,796	3,530,796
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	2,160,843	2,160,843

		56,140,439

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,140,439)		56,140,439

TOTAL INVESTMENTS IN SECURITIES — 102.93%
(Cost: $1,952,965,130)		1,903,855,692
Other Assets, Less Liabilities — (2.93)%		(54,233,561)

NET ASSETS — 100.00%		$1,849,622,131

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

58

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.97%

HOLDING COMPANIES — DIVERSIFIED — 4.67%
Leucadia National Corp.	834,670	$21,242,351

		21,242,351
TELECOMMUNICATIONS — 95.30%
AT&T Inc.	1,360,960	47,347,798
Atlantic Tele-Network Inc.	269,830	11,678,242
Cbeyond Inc.[a]	1,061,256	9,339,053
CenturyLink Inc.	774,558	31,330,871
Cincinnati Bell Inc.[a,b]	2,413,249	11,462,933
Consolidated Communications Holdings Inc.	726,057	12,495,441
Crown Castle International Corp.[a]	412,792	29,110,092
Frontier Communications Corp.[b]	4,112,019	18,791,927
General Communication Inc. Class Aa,b	1,042,286	8,869,854
Leap Wireless International Inc.[a,b]	1,405,382	8,123,108
Level 3 Communications Inc.[a,b]	805,962	19,198,015
MetroPCS Communications Inc.[a]	1,729,916	17,351,057
NII Holdings Inc.[a,b]	2,123,020	14,861,140
NTELOS Holdings Corp.	652,588	8,437,963
SBA Communications Corp. Class Aa,b	332,883	23,188,630
Shenandoah Telecommunications Co.	655,732	9,613,031
Sprint Nextel Corp.[a]	4,803,339	27,042,799
Telephone & Data Systems Inc.	713,962	18,056,099
tw telecom inc.[a]	702,285	19,404,134
United States Cellular Corp.[a,b]	307,516	11,697,909
USA Mobility Inc.	409,839	4,737,739
Verizon Communications Inc.	931,420	40,619,226
Vonage Holdings Corp.[a]	3,375,390	8,809,768
Windstream Corp.	2,287,269	22,278,000

		433,844,829

TOTAL COMMON STOCKS
(Cost: $496,717,982)		455,087,180

SHORT-TERM INVESTMENTS — 13.59%

MONEY MARKET FUNDS — 13.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	57,810,123	57,810,123

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	4,045,998	$4,045,998

		61,856,121

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,856,121)		61,856,121

TOTAL INVESTMENTS IN SECURITIES — 113.56%
(Cost: $558,574,103)		516,943,301
Other Assets, Less Liabilities — (13.56)%		(61,725,622)

NET ASSETS — 100.00%		$455,217,679

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

59

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.74%

ELECTRIC — 81.47%
AES Corp. (The)	1,000,559	$10,846,059
ALLETE Inc.	56,720	2,617,061
Alliant Energy Corp.	179,729	8,238,777
Ameren Corp.	392,925	12,746,487
American Electric Power Co. Inc.	785,837	35,590,558
Avista Corp.	96,956	2,507,282
Black Hills Corp.	71,525	2,886,034
Calpine Corp.[a,b]	633,611	12,501,145
Cleco Corp.	98,293	4,202,026
CMS Energy Corp.	427,091	10,976,239
Consolidated Edison Inc.	474,291	26,977,672
Dominion Resources Inc.	930,564	50,352,818
DTE Energy Co.	278,659	17,641,901
Duke Energy Corp.	1,140,501	78,398,039
Edison International	527,625	25,426,249
El Paso Electric Co.	64,917	2,187,054
Entergy Corp.	287,828	18,593,689
Exelon Corp.	1,383,478	43,496,548
FirstEnergy Corp.	677,277	27,422,946
Great Plains Energy Inc.	247,878	5,304,589
Hawaiian Electric Industries Inc.	158,144	4,265,144
IDACORP Inc.	81,182	3,767,657
Integrys Energy Group Inc.	126,155	6,899,417
ITC Holdings Corp.	83,384	6,754,104
National Fuel Gas Co.	135,137	7,351,453
NextEra Energy Inc.	685,368	49,380,764
Northeast Utilities	508,408	20,707,458
NorthWestern Corp.	60,206	2,227,020
NRG Energy Inc.	521,904	12,525,696
NV Energy Inc.	381,097	7,214,166
Pepco Holdings Inc.[b]	371,824	7,258,004
PG&E Corp.	696,333	29,691,639
Pinnacle West Capital Corp.	177,648	9,482,850
PNM Resources Inc.	128,924	2,753,817
Portland General Electric Co.	122,243	3,510,819
PPL Corp.	942,042	28,534,452
Public Service Enterprise Group Inc.	819,298	25,545,712
SCANA Corp.	213,423	9,990,331
Southern Co. (The)	1,415,580	62,611,103
TECO Energy Inc.	329,575	5,856,548
UIL Holdings Corp.	81,927	3,048,504
UNS Energy Corp.	67,107	3,039,276
Westar Energy Inc.	204,961	6,163,177
Wisconsin Energy Corp.	372,630	14,692,801
Xcel Energy Inc.	789,666	21,936,921

		754,122,006
GAS — 11.36%
AGL Resources Inc.	190,878	7,978,700
Atmos Energy Corp.	145,986	5,454,037
CenterPoint Energy Inc.	692,204	14,148,650
Laclede Group Inc. (The)[b]	33,877	1,352,370
New Jersey Resources Corp.[b]	67,658	2,843,666
NiSource Inc.	501,621	13,558,815
Northwest Natural Gas Co.	43,380	1,970,319

Security	Shares	Value

Piedmont Natural Gas Co.	116,667	$3,705,344
Questar Corp.	283,509	6,585,914
Sempra Energy	364,253	27,337,188
South Jersey Industries Inc.	50,711	2,752,593
Southwest Gas Corp.	74,667	3,325,668
UGI Corp.	182,511	6,431,688
Vectren Corp.	132,846	4,192,620
WGL Holdings Inc.	83,472	3,499,981

		105,137,553
PIPELINES — 4.92%
ONEOK Inc.	331,381	15,578,221
Spectra Energy Corp.	1,078,266	29,954,229

		45,532,450
WATER — 1.99%
American Water Works Co. Inc.	286,300	10,959,564
Aqua America Inc.	226,763	6,174,756
California Water Service Group	67,837	1,322,822

		18,457,142

TOTAL COMMON STOCKS (Cost: $914,420,482)		923,249,151

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	1,352,267	1,352,267
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	94,642	94,642
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	1,503,976	1,503,976

		2,950,885

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,950,885)		2,950,885

TOTAL INVESTMENTS IN SECURITIES — 100.06% (Cost: $917,371,367)		926,200,036
Other Assets, Less Liabilities — (0.06)%		(544,800)

NET ASSETS — 100.00%		$925,655,236

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

60

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.43%

AUSTRALIA — 22.66%
BGP Holdings PLC[a,b]	539,595	$7
BWP Trust	53,438	130,428
CFS Retail Property Trust Group	211,332	440,860
Charter Hall Retail REIT	31,493	125,482
Commonwealth Property Office Fund	238,469	276,096
Dexus Property Group	483,120	526,595
Federation Centres	142,747	346,919
Goodman Group	160,116	751,540
GPT Group	176,286	696,887
Investa Office Fund	61,611	194,718
Mirvac Group	341,011	565,549
Stockland Corp. Ltd.	219,670	790,487
Westfield Group	229,845	2,680,291
Westfield Retail Trust	304,502	1,019,530

		8,545,389
HONG KONG — 33.70%
Agile Property Holdings Ltd.	132,000	187,222
Champion REIT	286,000	147,508
Country Garden Holdings Co. Ltd.[a]	363,027	193,321
Hang Lung Properties Ltd.	220,000	829,734
Henderson Land Development Co. Ltd.	121,000	870,582
Hongkong Land Holdings Ltd.[c]	176,000	1,378,080
Hysan Development Co. Ltd.	77,000	387,706
Kerry Properties Ltd.	71,500	386,287
Link REIT (The)	231,000	1,200,348
New World China Land Ltd.	264,400	132,277
New World Development Co. Ltd.[c]	451,000	829,252
Shimao Property Holdings Ltd.	137,500	303,881
Shui On Land Ltd.	302,750	146,778
Sino Land Co. Ltd.	286,800	536,213
SOHO China Ltd.[c]	203,500	183,151
Sun Hung Kai Properties Ltd.	198,000	3,250,003
Swire Properties Ltd.[c]	116,600	426,980
Wharf (Holdings) Ltd. (The)	149,200	1,317,800

		12,707,123
JAPAN — 28.96%
Activia Properties Inc.	22	157,900
Advance Residence Investment Corp.	77	160,396
AEON Mall Co. Ltd.	8,800	212,623
Daiwahouse Residential Investment Corp.	11	92,209
Frontier Real Estate Investment Corp.	22	204,186
Industrial & Infrastructure Fund Investment Corp.	11	99,441
Japan Excellent Inc.	22	130,901
Japan Prime Realty Investment Corp.	77	219,373
Japan Real Estate Investment Corp.	56	566,995
Japan Retail Fund Investment Corp.	209	396,656
Kenedix Realty Investment Corp.	33	129,273
Mitsubishi Estate Co. Ltd.	105,000	2,547,337
Mitsui Fudosan Co. Ltd.	88,000	2,014,376
Mori Hills REIT Investment Corp.	22	116,919
MORI TRUST Sogo REIT Inc.	22	186,588
Nippon Accommodations Fund Inc.	13	99,573

Security	Shares	Value

Nippon Building Fund Inc.	61	$630,320
Nomura Real Estate Holdings Inc.	7,700	140,652
Nomura Real Estate Office Fund Inc.	33	194,905
NTT Urban Development Corp.	132	132,202
ORIX JREIT Inc.	22	124,874
Premier Investment Corp.	22	94,379
Sumitomo Realty & Development Co. Ltd.	48,000	1,464,826
Tokyo Tatemono Co. Ltd.	33,000	154,767
Tokyu Land Corp.	39,000	278,632
TOKYU REIT Inc.	11	62,437
Top REIT Inc.	11	51,830
United Urban Investment Corp.	209	255,811

		10,920,381
NEW ZEALAND — 0.26%
Kiwi Income Property Trust	100,463	96,666

		96,666
SINGAPORE — 13.85%
Ascendas REIT	220,202	450,082
CapitaCommercial Trust	209,000	281,132
CapitaLand Ltd.	319,000	1,030,861
CapitaMall Trust Management Ltd.	253,400	434,002
CapitaMalls Asia Ltd.	154,000	268,735
CDL Hospitality Trusts	77,000	125,659
City Developments Ltd.	70,000	661,092
Global Logistic Properties Ltd.	231,000	515,075
Keppel Land Ltd.[c]	77,000	265,002
Mapletree Commercial Trust	143,000	154,229
Mapletree Industrial Trust	121,200	134,145
Mapletree Logistics Trust	176,240	166,587
Suntec REIT[c]	220,000	301,260
UOL Group Ltd.	55,000	277,711
Wing Tai Holdings Ltd.[c]	55,800	85,877
Yanlord Land Group Ltd.[a]	55,000	71,538

		5,222,987

TOTAL COMMON STOCKS (Cost: $32,784,585)		37,492,546

SHORT-TERM INVESTMENTS — 2.84%

MONEY MARKET FUNDS — 2.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	988,893	988,893
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	69,210	69,210

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

January 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	13,405	$13,405

		1,071,508

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,071,508)		1,071,508

TOTAL INVESTMENTS IN SECURITIES — 102.27% (Cost: $33,856,093)		38,564,054
Other Assets, Less Liabilities — (2.27)%		(854,977)

NET ASSETS — 100.00%		$37,709,077

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

62

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 98.54%

AUSTRIA — 1.70%
CA Immobilien Anlagen AG	8,658	$129,158
conwert Immobilien Invest SE	8,001	108,562

		237,720
BELGIUM — 3.16%
Befimmo SCA	1,836	128,323
Cofinimmo SA	1,521	183,770
Intervest Offices & Warehouses	720	19,742
Leasinvest Real Estate SCA	153	14,635
Warehouses De Pauw SCA	1,062	65,850
Wereldhave Belgium NV	252	27,978

		440,298
FINLAND — 1.82%
Citycon OYJ	24,111	80,512
Sponda OYJ	27,720	134,329
Technopolis OYJ	7,407	38,608

		253,449
FRANCE — 24.75%
Affine SA	432	7,764
ANF Immobilier	693	21,400
Fonciere des Regions	2,844	240,158
Gecina SA	1,782	201,977
Icade	2,043	180,256
Klepierre	9,594	378,315
Mercialys	4,518	100,546
Societe de la Tour Eiffel	594	36,687
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,278	139,821
Unibail-Rodamco SE	9,063	2,141,182

		3,448,106
GERMANY — 8.89%
Alstria Office REIT AG	7,749	94,666
Colonia Real Estate AGa	1,332	8,353
Deutsche EuroShop AG	5,283	224,959
Deutsche Wohnen AG Bearer	14,355	276,304
DIC Asset AG	3,420	39,604
GAGFAH SAa	7,677	93,891
GSW Immobilien AG	4,941	210,798
Hamborner REIT AG	4,509	44,863
IVG Immobilien AGa,b	15,138	48,741
PATRIZIA Immobilien AGa	2,772	24,627
Prime Office REIT AG	3,780	17,671
TAG Immobilien AG	12,753	154,673

		1,239,150
GREECE — 0.10%
Eurobank Properties Real Estate Investment Co.	1,827	13,417

		13,417

Security	Shares	Value

ITALY — 0.57%
Beni Stabili SpA	93,609	$64,676
Immobiliare Grande Distribuzione SpA	12,744	14,540

		79,216
NETHERLANDS — 5.68%
Corio NV	7,074	343,424
Eurocommercial Properties NV	3,987	158,841
Nieuwe Steen Investments NV	6,597	57,310
VastNed Retail NV	1,881	84,896
Wereldhave NV	2,124	146,405

		790,876
NORWAY — 0.60%
Norwegian Property ASA	54,171	83,318

		83,318
SWEDEN — 7.70%
Castellum AB	16,110	237,481
Fabege AB	15,948	174,190
Fastighets AB Balder Class Ba	11,124	75,697
Hufvudstaden AB Class A	14,607	188,811
Klovern AB	12,411	53,443
Kungsleden AB	13,401	82,768
Wallenstam AB Class B	11,349	141,347
Wihlborgs Fastigheter AB	7,488	119,738

		1,073,475
SWITZERLAND — 8.54%
Allreal Holding AG Registered	783	118,675
Mobimo Holding AG Registered	603	141,064
PSP Swiss Property AG Registered	4,536	434,669
Swiss Prime Site AG Registered	5,859	495,168

		1,189,576
UNITED KINGDOM — 35.03%
A&J Mucklow Group PLC	5,868	34,399
Big Yellow Group PLC	12,816	75,181
British Land Co. PLC	86,958	774,816
Capital & Counties Properties PLC	74,079	284,225
Capital Shopping Centres Group PLC	63,990	361,375
Daejan Holdings PLC	486	23,655
Derwent London PLC	9,999	342,106
Development Securities PLC	12,195	32,289
Grainger PLC	40,752	80,698
Great Portland Estates PLC	33,759	260,390
Hammerson PLC	69,552	535,587
Hansteen Holdings PLC	62,766	83,789
Helical Bar PLC	11,754	42,861
Land Securities Group PLC	76,392	972,559
London & Stamford Property PLC	71,118	124,593
Primary Health Properties PLC	7,398	41,521
Quintain Estates and Development PLC[a]	51,471	49,983
Safestore Holdings PLC	18,648	36,957
Schroder REIT Ltd.	35,478	21,234
SEGRO PLC	72,891	286,832
Shaftesbury PLC	24,570	215,224

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

January 31, 2013

Security	Shares	Value

St. Modwen Properties PLC	14,706	$55,258
UNITE Group PLC	15,633	70,614
Workspace Group PLC	14,274	73,708

		4,879,854

TOTAL COMMON STOCKS (Cost: $14,003,901)		13,728,455

INVESTMENT COMPANIES — 1.31%

UNITED KINGDOM — 1.31%
F&C Commercial Property Trust Ltd.	54,315	89,214
IRP Property Investments Ltd.	10,971	10,349
Picton Property Income Ltd.	34,074	19,583
Standard Life Investment Property Income Trust PLC	13,401	12,642
UK Commercial Property Trust Ltd.	47,502	51,137

		182,925

TOTAL INVESTMENT COMPANIES (Cost: $209,204)		182,925

WARRANTS — 0.00%

NETHERLANDS — 0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)[a,c]	2,431	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.37%

MONEY MARKET FUNDS — 0.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	44,191	44,191
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	3,093	3,093

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	3,440	$3,440

		50,724

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,724)		50,724

TOTAL INVESTMENTS IN SECURITIES — 100.22% (Cost: $14,263,829)		13,962,104
Other Assets, Less Liabilities — (0.22)%		(30,491)

NET ASSETS — 100.00%		$13,931,613

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

64

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.25%

AUSTRALIA — 14.86%
BGP Holdings PLC[a,b]	6,603,392	$90
BWP Trust	1,467,610	3,582,049
CFS Retail Property Trust Group	5,989,750	12,495,215
Charter Hall Retail REIT	923,440	3,679,401
Commonwealth Property Office Fund	6,758,960	7,825,424
Dexus Property Group	13,414,615	14,621,756
Federation Centres	4,074,000	9,901,067
Goodman Group	4,430,475	20,795,427
GPT Group	5,043,030	19,935,898
Investa Office Fund	1,739,210	5,496,670
Mirvac Group	9,459,440	15,688,000
Stockland Corp. Ltd.	6,181,325	22,243,633
Westfield Group	6,526,645	76,109,144
Westfield Retail Trust	8,603,415	28,805,867

		241,179,641
AUSTRIA — 0.44%
CA Immobilien Anlagen AG	259,475	3,870,801
conwert Immobilien Invest SE	236,680	3,211,407

		7,082,208
BELGIUM — 0.81%
Befimmo SCA	53,835	3,762,662
Cofinimmo SA	46,075	5,566,878
Intervest Offices & Warehouses	20,855	571,833
Leasinvest Real Estate SCA	4,850	463,931
Warehouses De Pauw SCA	30,555	1,894,593
Wereldhave Belgium NV	7,760	861,528

		13,121,425
CANADA — 9.48%
Allied Properties Real Estate Investment Trust	171,205	5,911,659
Artis Real Estate Investment Trust	298,275	4,780,881
Boardwalk Real Estate Investment Trust	135,315	8,893,657
Brookfield Office Properties Inc.	1,071,365	17,622,793
Calloway Real Estate Investment Trust	301,185	8,922,325
Canadian Apartment Properties Real Estate Investment Trust	265,780	6,851,714
Canadian Real Estate Investment Trust	193,030	8,675,093
Chartwell Retirement Residences	485,000	5,268,309
Cominar Real Estate Investment Trust	351,625	7,906,590
Crombie Real Estate Investment Trust	151,320	2,242,114
Dundee International Real Estate Investment Trust	203,215	2,317,284
Dundee Real Estate Investment Trust	274,995	10,293,901
Extendicare Inc.	238,135	1,895,353
First Capital Realty Inc.	215,340	4,074,612
Granite Real Estate Investment Trust	132,890	5,215,286
H&R Real Estate Investment Trust[c]	545,625	12,918,888
InnVest Real Estate Investment Trust	235,225	1,050,311
Killam Properties Inc.	146,955	1,912,615
Morguard Real Estate Investment Trust	130,950	2,517,135
Northern Property Real Estate Investment Trust	87,300	2,788,950
NorthWest Healthcare Properties Real Estate Investment Trust	102,335	1,377,990
Primaris Retail Real Estate Investment Trust	274,510	7,365,338

Security	Shares	Value

RioCan Real Estate Investment Trust	860,390	$23,153,910

		153,956,708
FINLAND — 0.47%
Citycon OYJ	727,985	2,430,889
Sponda OYJ	842,930	4,084,767
Technopolis OYJ	217,280	1,132,553

		7,648,209
FRANCE — 6.06%
Affine SA	14,550	261,492
ANF Immobilier	31,525	973,518
Fonciere des Regions	77,600	6,552,839
Gecina SA	50,925	5,771,983
Icade	55,290	4,878,289
Klepierre	264,325	10,422,981
Mercialys	134,830	3,000,582
Societe de la Tour Eiffel	17,945	1,108,313
Societe Immobiliere de Location pour l’Industrie et le Commerce	37,830	4,138,843
Unibail-Rodamco SE	259,475	61,302,348

		98,411,188
GERMANY — 2.17%
Alstria Office REIT AG	228,435	2,790,697
Colonia Real Estate AGa,c	65,475	410,606
Deutsche EuroShop AG	142,105	6,051,060
Deutsche Wohnen AG Bearer	414,675	7,981,631
DIC Asset AG	98,940	1,145,722
GAGFAH SAa	207,095	2,532,806
GSW Immobilien AG	145,015	6,186,783
Hamborner REIT AG	134,830	1,341,523
IVG Immobilien AGa,c	379,755	1,222,716
PATRIZIA Immobilien AGa	85,360	758,353
Prime Office REIT AG	109,125	510,147
TAG Immobilien AG	351,625	4,264,635

		35,196,679
HONG KONG — 22.20%
Agile Property Holdings Ltd.[c]	3,880,000	5,503,191
Champion REIT	7,760,000	4,002,321
Country Garden Holdings Co. Ltd.[a,c]	10,185,459	5,424,015
Hang Lung Properties Ltd.	6,305,000	23,779,415
Henderson Land Development Co. Ltd.	3,395,000	24,426,665
Hongkong Land Holdings Ltd.[c]	4,850,000	37,975,500
Hysan Development Co. Ltd.	2,425,000	12,210,206
Kerry Properties Ltd.[c]	1,940,000	10,481,078
Link REIT (The)	6,547,500	34,022,855
New World China Land Ltd.	7,760,200	3,882,351
New World Development Co. Ltd.	12,610,000	23,185,945
Shimao Property Holdings Ltd.	3,880,000	8,574,973
Shui On Land Ltd.	7,760,300	3,762,327
Sino Land Co. Ltd.	8,730,800	16,323,461
SOHO China Ltd.[c]	5,820,297	5,238,305
Sun Hung Kai Properties Ltd.	5,516,000	90,540,494
Swire Properties Ltd.	3,395,000	12,432,209
Wharf (Holdings) Ltd. (The)[c]	4,365,900	38,561,556

		360,326,867

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

ISRAEL — 0.16%
Azrieli Group Ltd.	102,335	$2,676,134

		2,676,134
ITALY — 0.14%
Beni Stabili SpA	2,645,675	1,827,940
Immobiliare Grande Distribuzione SpA	365,205	416,660

		2,244,600
JAPAN — 19.08%
Activia Properties Inc.	485	3,480,988
Advance Residence Investment Corp.	2,425	5,051,419
AEON Mall Co. Ltd.	242,500	5,859,221
Daiwahouse Residential Investment Corp.	485	4,065,582
Frontier Real Estate Investment Corp.	485	4,501,370
Industrial & Infrastructure Fund Investment Corp.[c]	485	4,384,451
Japan Excellent Inc.	485	2,885,766
Japan Prime Realty Investment Corp.	2,425	6,908,832
Japan Real Estate Investment Corp.	1,455	14,731,755
Japan Retail Fund Investment Corp.	5,820	11,045,628
Kenedix Realty Investment Corp.	970	3,799,858
Mitsubishi Estate Co. Ltd.	2,910,000	70,597,633
Mitsui Fudosan Co. Ltd.	2,479,000	56,745,902
Mori Hills REIT Investment Corp.	485	2,577,526
MORI TRUST Sogo REIT Inc.	485	4,113,412
Nippon Accommodations Fund Inc.	485	3,714,826
Nippon Building Fund Inc.	1,706	17,628,293
Nomura Real Estate Holdings Inc.	242,500	4,429,624
Nomura Real Estate Office Fund Inc.	970	5,729,016
NTT Urban Development Corp.	3,880	3,885,952
ORIX JREIT Inc.	485	2,752,904
Premier Investment Corp.	485	2,080,621
Sumitomo Realty & Development Co. Ltd.	1,455,000	44,402,531
Tokyo Tatemono Co. Ltd.	970,000	4,549,200
Tokyu Land Corp.	976,000	6,972,956
TOKYU REIT Inc.	485	2,752,904
Top REIT Inc.	485	2,285,229
United Urban Investment Corp.	6,305	7,717,165

		309,650,564
NETHERLANDS — 1.35%
Corio NV	195,455	9,488,828
Eurocommercial Properties NV	114,945	4,579,370
Nieuwe Steen Investments NV	185,755	1,613,720
VastNed Retail NV	50,440	2,276,535
Wereldhave NV	57,715	3,978,221

		21,936,674
NEW ZEALAND — 0.17%
Kiwi Income Property Trust	2,830,945	2,723,938

		2,723,938
NORWAY — 0.14%
Norwegian Property ASA	1,438,995	2,213,252

		2,213,252

Security	Shares	Value

SINGAPORE — 9.05%
Ascendas REIT	6,305,402	$12,887,920
CapitaCommercial Trust	5,820,000	7,828,648
CapitaLand Ltd.	8,730,000	28,211,343
CapitaMall Trust Management Ltd.	7,275,400	12,460,695
CapitaMalls Asia Ltd.	4,365,000	7,617,062
CDL Hospitality Trusts[c]	1,940,000	3,165,940
City Developments Ltd.[c]	1,940,000	18,321,700
Global Logistic Properties Ltd.	6,305,000	14,058,652
Keppel Land Ltd.[c]	2,425,000	8,345,855
Mapletree Commercial Trust[c]	4,365,000	4,707,768
Mapletree Industrial Trust[c]	3,395,800	3,758,479
Mapletree Logistics Trust	5,335,210	5,042,976
Suntec REIT[c]	6,305,000	8,633,846
UOL Group Ltd.	1,455,000	7,346,704
Wing Tai Holdings Ltd.[c]	1,669,000	2,568,626
Yanlord Land Group Ltd.[a,c]	1,455,000	1,892,511

		146,848,725
SWEDEN — 1.96%
Castellum AB	480,150	7,078,008
Fabege AB	462,205	5,048,364
Fastighets AB Balder Class Ba,c	320,100	2,178,235
Hufvudstaden AB Class A	423,405	5,472,971
Klovern AB	377,330	1,624,812
Kungsleden AB	399,155	2,465,275
Wallenstam AB Class B	335,620	4,180,020
Wihlborgs Fastigheter AB	237,165	3,792,419

		31,840,104
SWITZERLAND — 2.11%
Allreal Holding AG Registered	21,825	3,307,908
Mobimo Holding AG Registered	17,945	4,198,006
PSP Swiss Property AG Registered	129,495	12,409,049
Swiss Prime Site AG Registered	169,750	14,346,252

		34,261,215
UNITED KINGDOM — 8.60%
A&J Mucklow Group PLC	177,025	1,037,756
Big Yellow Group PLC	374,420	2,196,409
British Land Co. PLC	2,488,050	22,169,087
Capital & Counties Properties PLC	2,118,480	8,128,158
Capital Shopping Centres Group PLC	1,797,895	10,153,380
Daejan Holdings PLC	15,035	731,803
Derwent London PLC	289,545	9,906,492
Development Securities PLC	361,810	957,964
Grainger PLC	1,147,510	2,272,329
Great Portland Estates PLC	890,945	6,872,047
Hammerson PLC	2,016,145	15,525,380
Hansteen Holdings PLC	1,864,340	2,488,798
Helical Bar PLC	352,595	1,285,749
Land Securities Group PLC	2,208,690	28,119,182
London & Stamford Property PLC	2,041,365	3,576,311
Primary Health Properties PLC	218,250	1,224,926
Quintain Estates and Development PLC[a]	1,496,710	1,453,437
Safestore Holdings PLC	552,415	1,094,782
Schroder REIT Ltd.	1,034,505	619,159
SEGRO PLC	1,961,825	7,719,949
Shaftesbury PLC	704,220	6,168,691

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

January 31, 2013

Security	Shares	Value

St. Modwen Properties PLC	443,290	$1,665,669
UNITE Group PLC	472,390	2,133,760
Workspace Group PLC	420,010	2,168,851

		139,670,069

TOTAL COMMON STOCKS (Cost: $1,313,436,702)		1,610,988,200

INVESTMENT COMPANIES — 0.33%

UNITED KINGDOM — 0.33%
F&C Commercial Property Trust Ltd.	1,593,225	2,616,913
IRP Property Investments Ltd.	345,320	325,755
Picton Property Income Ltd.	1,042,750	599,295
Standard Life Investment Property Income Trust PLC	415,160	391,638
UK Commercial Property Trust Ltd.	1,364,305	1,468,702

		5,402,303

TOTAL INVESTMENT COMPANIES (Cost: $5,470,603)		5,402,303

WARRANTS — 0.00%

NETHERLANDS — 0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)[a,b]	16,093	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.30%

MONEY MARKET FUNDS — 1.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	19,329,569	19,329,569
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	1,352,832	1,352,832

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	373,113	$373,113

		21,055,514

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,055,514)		21,055,514

TOTAL INVESTMENTS IN SECURITIES — 100.88% (Cost: $1,339,962,819)		1,637,446,017
Other Assets, Less Liabilities — (0.88)%		(14,204,273)

NET ASSETS — 100.00%		$1,623,241,744

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

67

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.74%

CANADA — 10.38%
Allied Properties Real Estate Investment Trust	2,564	$88,534
Artis Real Estate Investment Trust	4,642	74,404
Boardwalk Real Estate Investment Trust	2,026	133,160
Brookfield Office Properties Inc.	15,945	262,278
Calloway Real Estate Investment Trust	4,519	133,871
Canadian Apartment Properties Real Estate Investment Trust	4,299	110,827
Canadian Real Estate Investment Trust	2,867	128,848
Chartwell Retirement Residences	7,254	78,797
Cominar Real Estate Investment Trust	5,218	117,331
Crombie Real Estate Investment Trust	2,160	32,005
Dundee International Real Estate Investment Trust	2,925	33,354
Dundee Real Estate Investment Trust	4,078	152,652
Extendicare Inc.	3,605	28,693
First Capital Realty Inc.	3,449	65,261
Granite Real Estate Investment Trust	1,980	77,705
H&R Real Estate Investment Trust	8,208	194,343
InnVest Real Estate Investment Trust	3,879	17,320
Killam Properties Inc.	2,289	29,791
Morguard Real Estate Investment Trust	1,947	37,425
Northern Property Real Estate Investment Trust	1,344	42,936
NorthWest Healthcare Properties Real Estate Investment Trust	1,471	19,808
Primaris Retail Real Estate Investment Trust	4,138	111,026
RioCan Real Estate Investment Trust	12,583	338,621

		2,308,990
UNITED STATES — 89.36%
Acadia Realty Trust[a]	2,148	56,149
Agree Realty Corp.	544	15,428
Alexander’s Inc.	89	29,625
Alexandria Real Estate Equities Inc.	2,692	195,170
American Assets Trust Inc.	1,670	48,263
American Campus Communities Inc.	4,446	207,050
Apartment Investment and Management Co. Class A	6,192	168,918
Ashford Hospitality Trust Inc.[a]	2,900	33,611
Associated Estates Realty Corp.[a]	2,121	34,254
AvalonBay Communities Inc.	4,856	630,260
BioMed Realty Trust Inc.[a]	6,507	132,417
Boston Properties Inc.	6,352	668,739
Brandywine Realty Trust	6,082	77,424
BRE Properties Inc. Class A	3,243	165,004
Camden Property Trust	3,549	246,265
Campus Crest Communities Inc.	1,619	19,558
CapLease Inc.	2,799	16,206
CBL & Associates Properties Inc.	6,849	147,185
Cedar Realty Trust Inc.[a]	3,096	17,059
Chesapeake Lodging Trust	1,662	35,484
Colonial Properties Trust[a]	3,758	82,338
CommonWealth REIT	3,526	57,967
Corporate Office Properties Trust	3,415	90,361
Cousins Properties Inc.[a]	4,374	38,929
CubeSmart	5,478	83,540
DCT Industrial Trust Inc.	11,395	80,449
DDR Corp.[a]	13,124	217,727
DiamondRock Hospitality Co.	8,229	75,048
Digital Realty Trust Inc.	5,229	355,101

Security	Shares	Value

Douglas Emmett Inc.[a]	4,429	$103,284
Duke Realty Corp.	13,383	206,232
DuPont Fabros Technology Inc.[a]	2,703	63,899
EastGroup Properties Inc.	1,262	70,722
Education Realty Trust Inc.[a]	4,822	51,837
Entertainment Properties Trust	1,984	92,970
Equity Lifestyle Properties, Inc.	1,744	124,870
Equity One Inc.	2,507	56,683
Equity Residential	13,765	762,443
Essex Property Trust Inc.[a]	1,542	237,129
Excel Trust Inc.	1,899	23,889
Extra Space Storage Inc.	4,635	184,658
Federal Realty Investment Trust	2,740	290,029
FelCor Lodging Trust Inc.[b]	5,329	28,670
First Industrial Realty Trust Inc.[a,b]	4,197	65,767
First Potomac Realty Trust	2,199	30,126
Forest City Enterprises Inc. Class Ab	6,354	107,446
Franklin Street Properties Corp.[a]	3,523	45,799
General Growth Properties Inc.	19,899	388,428
Getty Realty Corp.	1,044	19,711
Glimcher Realty Trust	6,030	67,054
Government Properties Income Trust[a]	1,733	43,065
HCP Inc.	19,208	891,059
Health Care REIT Inc.	10,986	690,360
Healthcare Realty Trust Inc.	3,681	93,792
Hersha Hospitality Trust[a]	8,457	44,653
Highwoods Properties Inc.[a]	3,330	119,880
Home Properties Inc.	2,169	133,328
Hospitality Properties Trust	5,220	131,648
Host Hotels & Resorts Inc.	30,488	511,894
Hudson Pacific Properties Inc.	1,511	32,381
Inland Real Estate Corp.[a]	3,722	33,796
Investors Real Estate Trust[a]	3,885	36,364
Kilroy Realty Corp.	3,159	157,634
Kimco Realty Corp.	17,218	357,618
Kite Realty Group Trust[a]	3,303	19,983
LaSalle Hotel Properties	4,041	110,319
Lexington Realty Trust[a]	7,480	82,280
Liberty Property Trust	4,986	195,302
LTC Properties Inc.[a]	1,287	47,928
Macerich Co. (The)[a]	5,800	346,376
Mack-Cali Realty Corp.[a]	3,708	100,746
Medical Properties Trust Inc.[a]	5,743	77,243
Mid-America Apartment Communities Inc.	1,792	117,143
National Health Investors Inc.	1,174	74,725
National Retail Properties Inc.[a]	4,680	149,854
Omega Healthcare Investors Inc.[a]	4,745	121,282
Parkway Properties Inc.[a]	1,749	27,704
Pebblebrook Hotel Trust	2,592	64,567
Pennsylvania Real Estate Investment Trust	2,382	43,924
Piedmont Office Realty Trust Inc. Class A	7,146	138,132
Post Properties Inc.	2,294	111,282
Prologis Inc.	19,462	776,534
PS Business Parks Inc.	774	55,233
Public Storage	5,413	833,223
Ramco-Gershenson Properties Trust[a]	2,011	30,406
Realty Income Corp.[a]	7,587	331,400
Regency Centers Corp.	3,825	190,600
Retail Opportunity Investments Corp.	2,281	29,767
RLJ Lodging Trust	4,537	94,869
Rouse Properties Inc.[a]	1,012	18,479
Sabra Healthcare REIT Inc.	1,560	39,140
Saul Centers Inc.[a]	621	26,548

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

January 31, 2013

Security	Shares	Value

Senior Housing Properties Trust[a]	7,509	$180,892
Simon Property Group Inc.	13,026	2,086,505
SL Green Realty Corp.	3,808	306,087
Sovran Self Storage Inc.	1,288	84,029
Spirit Realty Capital Inc.	1,440	28,022
STAG Industrial Inc.	1,755	34,609
Strategic Hotels & Resorts Inc.[a,b]	8,637	63,136
Sun Communities Inc.[a]	1,261	54,160
Sunstone Hotel Investors Inc.[b]	5,718	66,157
Tanger Factory Outlet Centers Inc.	3,973	140,724
Taubman Centers Inc.	2,610	212,715
UDR Inc.	10,628	253,903
Universal Health Realty Income Trust	527	29,054
Urstadt Biddle Properties Inc. Class A	1,016	20,564
Ventas Inc.	12,478	827,167
Vornado Realty Trust	7,892	666,558
Washington Real Estate Investment Trust[a]	2,785	79,317
Weingarten Realty Investors[a]	5,148	148,468
Winthrop Realty Trust[a]	1,069	12,775

		19,874,478

TOTAL COMMON STOCKS (Cost: $20,636,929)		22,183,468

SHORT-TERM INVESTMENTS — 9.95%

MONEY MARKET FUNDS — 9.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	2,047,303	2,047,303
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	143,286	143,286
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	23,775	23,775

		2,214,364

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,214,364)		2,214,364

TOTAL INVESTMENTS IN SECURITIES — 109.69% (Cost: $22,851,293)		24,397,832
Other Assets, Less Liabilities — (9.69)%		(2,155,946)

NET ASSETS — 100.00%		$22,241,886

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

69

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.80%

REITs — DIVERSIFIED — 13.52%
Duke Realty Corp.	37,449	$577,089
First Potomac Realty Trust	6,205	85,009
Gladstone Commercial Corp.	1,333	24,674
Liberty Property Trust	12,647	495,383
Mission West Properties Inc.[a]	2,743	—
PS Business Parks Inc.	2,203	157,206
STAG Industrial Inc.	5,042	99,428

		1,438,789
REITs — HEALTH CARE — 0.52%
Healthcare Trust of America Inc., Class A	5,176	55,435

		55,435
REITs — OFFICE PROPERTY — 59.57%
Alexandria Real Estate Equities Inc.	6,337	459,432
BioMed Realty Trust Inc.	18,725	381,054
Boston Properties Inc.	17,074	1,797,551
Brandywine Realty Trust	17,374	221,171
CommonWealth REIT	10,183	167,408
Corporate Office Properties Trust	9,835	260,234
Douglas Emmett Inc.[b]	12,745	297,213
Franklin Street Properties Corp.	10,096	131,248
Government Properties Income Trust	4,989	123,977
Highwoods Properties Inc.	9,555	343,980
Hudson Pacific Properties Inc.	4,311	92,385
Kilroy Realty Corp.	9,092	453,691
Mack-Cali Realty Corp.	10,688	290,393
MPG Office Trust Inc.	6,957	20,940
Parkway Properties Inc.	4,999	79,184
Piedmont Office Realty Trust Inc. Class A	20,560	397,425
SL Green Realty Corp.	10,215	821,082

		6,338,368
REITs — WAREHOUSE/INDUSTRIAL — 26.19%
DCT Industrial Trust Inc.	32,456	229,139
EastGroup Properties Inc.	3,608	202,192
First Industrial Realty Trust Inc.	11,968	187,539
Monmouth Real Estate Investment Corp. Class Ab	4,923	53,464
Prologis Inc.	52,311	2,087,209
Terreno Realty Corp.	1,620	27,054

		2,786,597

TOTAL COMMON STOCKS (Cost: $8,515,856)		10,619,189

SHORT-TERM INVESTMENTS — 12.01%

MONEY MARKET FUNDS — 12.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	1,177,154	1,177,154

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	82,386	$82,386
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	18,765	18,765

		1,278,305

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,278,305)		1,278,305

TOTAL INVESTMENTS IN SECURITIES — 111.81% (Cost: $9,794,161)		11,897,494
Other Assets, Less Liabilities — (11.81)%		(1,256,982)

NET ASSETS — 100.00%		$10,640,512

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

70

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.99%

REITs — MORTGAGE — 99.99%
AG Mortgage Investment Trust Inc.	436,463	$11,086,160
American Capital Agency Corp.	5,132,069	162,327,343
American Capital Mortgage Investment Corp.	588,049	15,336,318
Annaly Capital Management Inc.[a]	14,379,021	213,816,042
Anworth Mortgage Asset Corp.	2,314,535	14,488,989
Apollo Commercial Real Estate Finance Inc.	454,771	7,940,302
Apollo Residential Mortgage Inc.	392,166	8,878,638
Arbor Realty Trust Inc.	380,070	2,709,899
Ares Commercial Real Estate Corp.	149,753	2,590,727
ARMOUR Residential REIT Inc.	5,010,984	35,978,865
Capstead Mortgage Corp.[a]	1,599,869	19,806,378
Chimera Investment Corp.	15,174,906	46,283,463
Colony Financial Inc.	1,047,457	22,541,275
CreXus Investment Corp.	1,242,510	16,512,958
CYS Investments Inc.	2,837,080	36,882,040
Dynex Capital Inc.[a]	881,280	8,909,741
Hatteras Financial Corp.	1,602,349	43,391,611
Invesco Mortgage Capital Inc.	1,871,222	40,605,517
iStar Financial Inc.[a,b]	1,367,993	13,255,852
MFA Financial Inc.	5,064,537	45,530,188
Newcastle Investment Corp.[a]	3,608,592	37,854,130
NorthStar Realty Finance Corp.[a]	2,592,148	20,218,754
PennyMac Mortgage Investment Trust[c]	955,242	25,409,437
RAIT Financial Trust[a]	955,366	6,582,472
Redwood Trust Inc.	1,322,019	25,250,563
Resource Capital Corp.	1,632,276	10,152,757
Starwood Property Trust Inc.	1,806,060	46,307,378
Two Harbors Investment Corp.	4,437,476	55,113,452
Western Asset Mortgage Capital Corp.	391,526	8,476,538

		1,004,237,787

TOTAL COMMON STOCKS (Cost: $958,309,882)		1,004,237,787

SHORT-TERM INVESTMENTS — 7.53%

MONEY MARKET FUNDS — 7.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	70,221,322	70,221,322
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	4,914,630	4,914,630

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	506,186	$506,186

		75,642,138

TOTAL SHORT-TERM INVESTMENTS (Cost: $75,642,138)		75,642,138

TOTAL INVESTMENTS IN SECURITIES — 107.52% (Cost: $1,033,952,020)		1,079,879,925
Other Assets, Less Liabilities — (7.52)%		(75,509,383)

NET ASSETS — 100.00%		$1,004,370,542

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

71

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

REITs — APARTMENTS — 14.82%
American Campus Communities Inc.	18,093	$842,591
Apartment Investment and Management Co. Class A	25,156	686,256
AvalonBay Communities Inc.	19,747	2,562,963
BRE Properties Inc. Class A	13,257	674,516
Camden Property Trust	14,475	1,004,420
Equity Residentiala	56,007	3,102,228
Essex Property Trust Inc.	6,308	970,044
Home Properties Inc.	8,882	545,977
Mid-America Apartment Communities Inc.[a]	7,330	479,162
UDR Inc.[a]	43,245	1,033,123

		11,901,280
REITs — DIVERSIFIED — 20.32%
American Tower Corp.	68,422	5,210,335
Digital Realty Trust Inc.[a]	21,329	1,448,452
Duke Realty Corp.	54,512	840,030
Liberty Property Trust[a]	20,347	796,992
Plum Creek Timber Co. Inc.	28,158	1,356,653
Rayonier Inc.	21,195	1,141,139
Vornado Realty Trust	32,137	2,714,291
Weyerhaeuser Co.	93,475	2,815,467

		16,323,359
REITs — HEALTH CARE — 13.12%
HCP Inc.[a]	78,145	3,625,147
Health Care REIT Inc.[a]	44,715	2,809,891
Senior Housing Properties Trust[a]	30,616	737,539
Ventas Inc.	50,776	3,365,941

		10,538,518
REITs — HOTELS — 3.27%
Hospitality Properties Trust	21,348	538,397
Host Hotels & Resorts Inc.	124,226	2,085,754

		2,624,151
REITs — MORTGAGE — 6.79%
American Capital Agency Corp.	59,026	1,866,992
Annaly Capital Management Inc.	167,335	2,488,272
Chimera Investment Corp.	177,758	542,162
MFA Financial Inc.	61,603	553,811

		5,451,237
REITs — OFFICE PROPERTY — 8.85%
Alexandria Real Estate Equities Inc.	11,014	798,515
BioMed Realty Trust Inc.[a]	26,611	541,534
Boston Properties Inc.	25,862	2,722,751
Douglas Emmett Inc.[a]	18,131	422,815
Highwoods Properties Inc.[a]	11,012	396,432
Mack-Cali Realty Corp.[a]	15,210	413,256
Piedmont Office Realty Trust Inc. Class A	29,217	564,764

Security	Shares	Value

SL Green Realty Corp.	15,492	$1,245,247

		7,105,314
REITs — OUTLET CENTERS — 2.43%
National Retail Properties Inc.[a]	19,057	610,205
Realty Income Corp.[a]	30,794	1,345,082

		1,955,287
REITs — REGIONAL MALLS — 16.00%
CBL & Associates Properties Inc.	27,885	599,249
General Growth Properties Inc.	81,102	1,583,111
Macerich Co. (The)[a]	23,627	1,411,004
Simon Property Group Inc.	52,949	8,481,371
Taubman Centers Inc.	9,571	780,036

		12,854,771
REITs — SHOPPING CENTERS — 6.11%
DDR Corp.[a]	53,559	888,544
Federal Realty Investment Trust	11,184	1,183,826
Kimco Realty Corp.	70,178	1,457,597
Regency Centers Corp.[a]	15,590	776,850
Weingarten Realty Investors[a]	20,898	602,698

		4,909,515
REITs — STORAGE — 4.22%
Public Storage	22,026	3,390,462

		3,390,462
REITs — WAREHOUSE/INDUSTRIAL — 3.94%
Prologis Inc.	79,222	3,160,958

		3,160,958

TOTAL COMMON STOCKS (Cost: $71,430,160)		80,214,852

SHORT-TERM INVESTMENTS — 11.14%

MONEY MARKET FUNDS — 11.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c,d]	8,298,306	8,298,306
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	580,779	580,779

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

January 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	65,993	$65,993

		8,945,078

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,945,078)		8,945,078

TOTAL INVESTMENTS IN SECURITIES — 111.01% (Cost: $80,375,238)		89,159,930
Other Assets, Less Liabilities — (11.01)%		(8,842,943)

NET ASSETS — 100.00%		$80,316,987

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

73

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.61%

REITs — APARTMENTS — 46.28%
American Campus Communities Inc.	209,943	$9,777,046
Apartment Investment and Management Co. Class A	292,026	7,966,469
Associated Estates Realty Corp.[a]	99,243	1,602,774
AvalonBay Communities Inc.	152,582	19,803,618
BRE Properties Inc. Class A	153,891	7,829,974
Camden Property Trust	167,712	11,637,536
Campus Crest Communities Inc.	77,491	936,091
Colonial Properties Trust[a]	176,792	3,873,513
Education Realty Trust Inc.	226,844	2,438,573
Equity Residential	432,909	23,978,829
Essex Property Trust Inc.[a]	73,067	11,236,243
Home Properties Inc.[a]	102,831	6,321,022
Mid-America Apartment Communities Inc.[a]	84,803	5,543,572
Post Properties Inc.	108,738	5,274,880
UDR Inc.[a]	502,048	11,993,927

		130,214,067
REITs — DIVERSIFIED — 1.38%
National Health Investors Inc.[a]	55,700	3,545,305
UMH Properties Inc.	33,698	348,774

		3,894,079
REITs — HEALTH CARE — 33.68%
HCP Inc.	604,133	28,025,730
Health Care REIT Inc.	204,999	12,882,137
Healthcare Realty Trust Inc.	174,969	4,458,210
LTC Properties Inc.[a]	60,915	2,268,475
Medical Properties Trust Inc.[a]	269,577	3,625,811
Omega Healthcare Investors Inc.[a]	224,821	5,746,425
Sabra Healthcare REIT Inc.	73,979	1,856,133
Senior Housing Properties Trust	354,093	8,530,100
Universal Health Realty Income Trust	24,944	1,375,163
Ventas Inc.	392,498	26,018,692

		94,786,876
REITs — MANUFACTURED HOMES — 3.02%
Equity Lifestyle Properties, Inc.	82,882	5,934,351
Sun Communities Inc.[a]	59,678	2,563,170

		8,497,521
REITs — STORAGE — 15.25%
CubeSmart[a]	259,436	3,956,399
Extra Space Storage Inc.	219,754	8,754,999
Public Storage	170,258	26,207,814
Sovran Self Storage Inc.	61,060	3,983,555

		42,902,767

TOTAL COMMON STOCKS (Cost: $257,657,935)		280,295,310

Security	Shares	Value

SHORT-TERM INVESTMENTS — 12.95%

MONEY MARKET FUNDS — 12.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c,d]	33,567,161	$33,567,161
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	2,349,289	2,349,289
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	526,867	526,867

		36,443,317

TOTAL SHORT-TERM INVESTMENTS (Cost: $36,443,317)		36,443,317

TOTAL INVESTMENTS IN SECURITIES — 112.56% (Cost: $294,101,252)		316,738,627
Other Assets, Less Liabilities — (12.56)%		(35,357,294)

NET ASSETS — 100.00%		$281,381,333

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

74

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS—100.34%

REITs—DIVERSIFIED—1.90%
Retail Properties of America Inc. Class A	26,743	$346,054

		346,054
REITs — OUTLET CENTERS — 11.76%
Agree Realty Corp.	2,626	74,473
Getty Realty Corp.	5,067	95,665
National Retail Properties Inc.[a]	22,005	704,600
Realty Income Corp.	26,000	1,135,680
Spirit Realty Capital Inc.	6,840	133,107

		2,143,525
REITs — REGIONAL MALLS — 52.94%
CBL & Associates Properties Inc.	32,204	692,064
General Growth Properties Inc.	73,241	1,429,664
Glimcher Realty Trust[a]	28,465	316,531
Macerich Co. (The)	21,331	1,273,887
Pennsylvania Real Estate Investment Trust	11,237	207,210
Rouse Properties Inc.[a]	4,947	90,332
Simon Property Group Inc.	25,414	4,070,815
Tanger Factory Outlet Centers Inc.	18,777	665,082
Taubman Centers Inc.	11,064	901,716

		9,647,301
REITs — SHOPPING CENTERS — 33.74%
Acadia Realty Trust[a]	10,155	265,452
Alexander’s Inc.	409	136,140
Cedar Realty Trust Inc.[a]	14,565	80,253
DDR Corp.[a]	51,642	856,741
Equity One Inc.	11,871	268,403
Excel Trust Inc.	9,018	113,446
Federal Realty Investment Trust	7,582	802,555
Inland Real Estate Corp.[a]	17,854	162,114
Kimco Realty Corp.	63,363	1,316,050
Kite Realty Group Trust	15,730	95,167
Ramco-Gershenson Properties Trust	9,606	145,243
Regency Centers Corp.	17,001	847,160
Retail Opportunity Investments Corp.	10,661	139,126
Saul Centers Inc.[a]	2,994	127,993
Urstadt Biddle Properties Inc. Class Aa	4,747	96,079
Weingarten Realty Investors[a]	24,166	696,947

		6,148,869

TOTAL COMMON STOCKS (Cost: $17,199,334)		18,285,749

SHORT-TERM INVESTMENTS — 16.55%

MONEY MARKET FUNDS — 16.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c,d]	2,796,021	2,796,021

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	195,688	$195,688
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	24,031	24,031

		3,015,740

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,015,740)		3,015,740

TOTAL INVESTMENTS IN SECURITIES — 116.89% (Cost: $20,215,074)		21,301,489
Other Assets, Less Liabilities — (16.89)%		(3,076,841)

NET ASSETS — 100.00%		$18,224,648

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

75

Schedule of Investments (Unaudited)

iSHARES® HIGH DIVIDEND EQUITY FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.58%
Lockheed Martin Corp.	277,773	$24,130,141
Raytheon Co.	232,450	12,245,466

		36,375,607
AGRICULTURE — 8.84%
Altria Group Inc.	2,170,341	73,097,085
Philip Morris International Inc.	1,304,358	114,992,201
Reynolds American Inc.	360,049	15,834,955

		203,924,241
BANKS — 0.14%
National Penn Bancshares Inc.	110,272	1,075,152
Trustmark Corp.	54,492	1,260,400
Westamerica Bancorp	20,376	905,102

		3,240,654
CHEMICALS — 1.52%
E.I. du Pont de Nemours and Co.	738,691	35,050,888

		35,050,888
COMMERCIAL SERVICES — 0.36%
Paychex Inc.	257,230	8,393,415

		8,393,415
COSMETICS & PERSONAL CARE — 5.79%
Procter & Gamble Co. (The)	1,775,139	133,419,447

		133,419,447
DIVERSIFIED FINANCIAL SERVICES — 0.53%
Federated Investors Inc. Class Ba	92,348	2,184,954
Greenhill & Co. Inc.[a]	19,331	1,138,596
NYSE Euronext Inc.	255,597	8,835,988

		12,159,538
ELECTRIC — 11.25%
Alliant Energy Corp.	91,510	4,194,818
American Electric Power Co. Inc.	430,156	19,481,765
CH Energy Group Inc.	11,021	716,365
CMS Energy Corp.	210,071	5,398,825
Dominion Resources Inc.	478,539	25,893,745
DTE Energy Co.	141,868	8,981,663
Duke Energy Corp.	682,778	46,934,160
Empire District Electric Co. (The)	44,286	939,306
IDACORP Inc.	36,459	1,692,062
NextEra Energy Inc.	293,842	21,171,316
NV Energy Inc.	177,344	3,357,122
Pepco Holdings Inc.	257,630	5,028,938
PG&E Corp.	391,103	16,676,632
Pinnacle West Capital Corp.	96,037	5,126,455

Security	Shares	Value

Portland General Electric Co.	61,471	$1,765,447
PPL Corp.	582,860	17,654,829
Public Service Enterprise Group Inc.	483,136	15,064,181
SCANA Corp.	115,534	5,408,147
Southern Co. (The)	804,006	35,561,185
TECO Energy Inc.	218,535	3,883,367
Westar Energy Inc.	119,876	3,604,671
Xcel Energy Inc.	393,255	10,924,624

		259,459,623
ENVIRONMENTAL CONTROL — 0.59%
Waste Management Inc.	373,379	13,583,528

		13,583,528
FOOD — 4.23%
ConAgra Foods Inc.	274,661	8,978,668
General Mills Inc.	416,013	17,447,585
H.J. Heinz Co.	227,400	13,787,262
Mondelez International Inc. Class A	1,599,551	44,451,522
Sysco Corp.	403,897	12,831,808

		97,496,845
GAS — 0.70%
Piedmont Natural Gas Co.	55,801	1,772,240
Questar Corp.	123,516	2,869,277
Sempra Energy	153,051	11,486,477

		16,127,994
HEALTH CARE — PRODUCTS — 0.03%
Meridian Bioscience Inc.	33,536	702,579

		702,579
HOUSEHOLD PRODUCTS & WARES — 1.37%
Clorox Co. (The)	90,036	7,059,723
Kimberly-Clark Corp.	273,681	24,497,186

		31,556,909
INSURANCE — 0.18%
American National Insurance Co.	7,170	553,596
Arthur J. Gallagher & Co.	96,606	3,569,591

		4,123,187
IRON & STEEL — 0.46%
Nucor Corp.	227,983	10,489,498

		10,489,498
OIL & GAS — 9.41%
Chevron Corp.	1,319,497	151,940,080
ConocoPhillips	1,121,524	65,048,392

		216,988,472
PHARMACEUTICALS — 20.88%
Bristol-Myers Squibb Co.	1,386,562	50,110,351
Eli Lilly and Co.	840,441	45,123,277

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® HIGH DIVIDEND EQUITY FUND

January 31, 2013

Security	Shares	Value

Johnson & Johnson	1,935,329	$143,059,520
Merck & Co. Inc.	2,353,674	101,796,400
Pfizer Inc.	5,179,868	141,306,799

		481,396,347
PIPELINES — 1.57%
Spectra Energy Corp.	607,368	16,872,683
Williams Companies Inc. (The)	549,861	19,272,628

		36,145,311
RETAIL — 3.13%
Darden Restaurants Inc.	113,755	5,289,608
McDonald’s Corp.	701,829	66,877,285

		72,166,893
SAVINGS & LOANS — 0.24%
Northwest Bancshares Inc.	81,573	995,190
People’s United Financial Inc.	370,757	4,564,019

		5,559,209
SEMICONDUCTORS — 4.83%
Intel Corp.	4,425,874	93,120,389
KLA-Tencor Corp.	116,181	6,379,499
Maxim Integrated Products Inc.	194,317	6,111,270
Microchip Technology Inc.	174,268	5,829,264

		111,440,422
SOFTWARE — 6.19%
Microsoft Corp.	5,199,369	142,826,667

		142,826,667
TELECOMMUNICATIONS — 15.50%
AT&T Inc.	5,821,610	202,533,812
CenturyLink Inc.	942,512	38,124,611
Verizon Communications Inc.	2,673,935	116,610,305

		357,268,728
TOYS, GAMES & HOBBIES — 0.53%
Hasbro Inc.[a]	91,157	3,406,537
Mattel Inc.	233,835	8,799,211

		12,205,748

TOTAL COMMON STOCKS (Cost: $2,139,442,236)		2,302,101,750

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c,d]	4,947,349	4,947,349
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	346,253	346,253

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	2,093,747	$2,093,747

		7,387,349

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,387,349)		7,387,349

TOTAL INVESTMENTS IN SECURITIES — 100.17% (Cost: $2,146,829,585)		2,309,489,099
Other Assets, Less Liabilities — (0.17)%		(3,871,457)

NET ASSETS — 100.00%		$2,305,617,642

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

77

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.73%

ADVERTISING — 0.40%
Omnicom Group Inc.	22,589	$1,226,131

		1,226,131
AEROSPACE & DEFENSE — 3.48%
Boeing Co. (The)	58,029	4,286,602
United Technologies Corp.	72,099	6,313,710

		10,600,312
AGRICULTURE — 0.83%
Lorillard Inc.	33,204	1,297,280
Reynolds American Inc.	27,720	1,219,126

		2,516,406
AUTO MANUFACTURERS — 0.47%
PACCAR Inc.	30,186	1,420,553

		1,420,553
BANKS — 7.47%
BB&T Corp.	59,822	1,811,410
M&T Bank Corp.	10,398	1,067,771
U.S. Bancorp	160,780	5,321,818
Wells Fargo & Co.	418,610	14,580,186

		22,781,185
BEVERAGES — 3.16%
PepsiCo Inc.	132,263	9,635,360

		9,635,360
BIOTECHNOLOGY — 1.84%
Amgen Inc.	65,612	5,607,202

		5,607,202
CHEMICALS — 2.79%
Air Products and Chemicals Inc.	18,200	1,591,226
E.I. du Pont de Nemours and Co.	79,730	3,783,189
Mosaic Co. (The)	23,657	1,448,991
PPG Industries Inc.[a]	12,214	1,683,944

		8,507,350
COSMETICS & PERSONAL CARE — 5.76%
Procter & Gamble Co. (The)	233,789	17,571,581

		17,571,581
DIVERSIFIED FINANCIAL SERVICES — 1.87%
BlackRock Inc.[b]	10,727	2,534,575
CME Group Inc.	26,226	1,516,912

Security	Shares	Value

Discover Financial Services	43,161	$1,656,951

		5,708,438
ELECTRIC — 1.96%
Dominion Resources Inc.	49,132	2,658,533
Southern Co. (The)	74,740	3,305,750

		5,964,283
ELECTRICAL COMPONENTS & EQUIPMENT — 1.16%
Emerson Electric Co.	61,917	3,544,748

		3,544,748
ELECTRONICS — 2.62%
Honeywell International Inc.	66,982	4,570,851
Thermo Fisher Scientific Inc.	30,800	2,221,912
Tyco International Ltd.	39,821	1,203,789

		7,996,552
FOOD — 3.62%
General Mills Inc.	55,169	2,313,788
H.J. Heinz Co.	27,418	1,662,353
Kellogg Co.	21,146	1,237,041
Mondelez International Inc. Class A	151,949	4,222,663
Sysco Corp.	50,260	1,596,760

		11,032,605
HEALTH CARE — PRODUCTS — 3.70%
Baxter International Inc.	46,974	3,186,716
Covidien PLC	40,477	2,523,336
Medtronic Inc.	86,476	4,029,782
Stryker Corp.	24,707	1,547,893

		11,287,727
HEALTH CARE — SERVICES — 1.58%
UnitedHealth Group Inc.	87,342	4,822,152

		4,822,152
HOUSEHOLD PRODUCTS & WARES — 0.98%
Kimberly-Clark Corp.	33,457	2,994,736

		2,994,736
INSURANCE — 7.33%
Aon PLC	27,247	1,573,242
Berkshire Hathaway Inc. Class Bc	155,965	15,117,687
Chubb Corp. (The)	22,397	1,798,703
Loews Corp.	26,587	1,153,078
Marsh & McLennan Companies Inc.	46,547	1,651,488
Progressive Corp. (The)	47,572	1,069,894

		22,364,092
INTERNET — 0.57%
Yahoo! Inc.[c]	88,990	1,746,874

		1,746,874

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2013

Security	Shares	Value

LEISURE TIME — 0.48%
Carnival Corp.	38,123	$1,476,123

		1,476,123
MACHINERY — 3.41%
Caterpillar Inc.	55,914	5,501,378
Cummins Inc.	15,114	1,735,541
Deere & Co.	33,489	3,149,975

		10,386,894
MANUFACTURING — 2.95%
3M Co.	54,430	5,472,936
Illinois Tool Works Inc.	36,457	2,290,593
Ingersoll-Rand PLC	23,935	1,230,020

		8,993,549
MEDIA — 5.83%
CBS Corp. Class B NVS	50,525	2,107,903
DISH Network Corp. Class A	19,499	726,728
McGraw-Hill Companies Inc. (The)	23,745	1,365,812
News Corp. Class A NVS	172,402	4,782,432
Time Warner Cable Inc.	25,803	2,305,240
Time Warner Inc.	80,960	4,090,099
Viacom Inc. Class B NVS	39,503	2,384,006

		17,762,220
OIL & GAS — 3.42%
Anadarko Petroleum Corp.	42,732	3,419,415
Chesapeake Energy Corp.[a]	44,328	894,539
Occidental Petroleum Corp.	69,274	6,114,816

		10,428,770
OIL & GAS SERVICES — 0.89%
National Oilwell Varco Inc.	36,502	2,706,258

		2,706,258
PHARMACEUTICALS — 9.61%
Abbott Laboratories	135,121	4,577,899
Bristol-Myers Squibb Co.	141,141	5,100,836
Johnson & Johnson	236,955	17,515,714
McKesson Corp.	20,182	2,123,752

		29,318,201
PIPELINES — 0.52%
Spectra Energy Corp.	56,930	1,581,515

		1,581,515
REAL ESTATE INVESTMENT TRUSTS — 1.96%
HCP Inc.	38,654	1,793,159
Prologis Inc.	39,410	1,572,459
Vornado Realty Trust	14,484	1,223,319
Weyerhaeuser Co.	46,303	1,394,646

		5,983,583

Security	Shares	Value

RETAIL — 8.09%
CVS Caremark Corp.	106,598	$5,457,818
Gap Inc. (The)	25,415	830,562
Lowe’s Companies Inc.	96,165	3,672,541
Macy’s Inc.	33,798	1,335,359
Target Corp.	55,646	3,361,575
Wal-Mart Stores Inc.	143,016	10,003,969

		24,661,824
SEMICONDUCTORS — 1.47%
Applied Materials Inc.	102,405	1,322,048
Texas Instruments Inc.	95,834	3,170,189

		4,492,237
SOFTWARE — 5.84%
Microsoft Corp.	647,680	17,791,770

		17,791,770
TRANSPORTATION — 3.67%
CSX Corp.	88,187	1,942,760
FedEx Corp.	24,976	2,533,815
Norfolk Southern Corp.	27,023	1,861,074
United Parcel Service Inc. Class B	61,179	4,850,883

		11,188,532

TOTAL COMMON STOCKS (Cost: $260,086,950)		304,099,763

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

January 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,d,e]	1,865,940	$1,865,940
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,d,e]	130,593	130,593
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,d]	357,050	357,050

		2,353,583

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,353,583)		2,353,583

TOTAL INVESTMENTS IN SECURITIES — 100.50% (Cost: $262,440,533)		306,453,346
Other Assets, Less Liabilities — (0.50)%		(1,510,305)

NET ASSETS — 100.00%		$304,943,041

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

80

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.91%

AGRICULTURE — 3.65%
Philip Morris International Inc.	187,580	$16,537,053

		16,537,053
APPAREL — 1.91%
Coach Inc.	31,806	1,622,106
Nike Inc. Class B	81,956	4,429,722
Ralph Lauren Corp.	6,884	1,146,048
VF Corp.	9,895	1,460,304

		8,658,180
BEVERAGES — 3.80%
Brown-Forman Corp. Class B NVS	17,031	1,101,906
Coca-Cola Co. (The)	433,115	16,129,202

		17,231,108
BIOTECHNOLOGY — 4.21%
Alexion Pharmaceuticals Inc.[a]	21,829	2,051,708
Biogen Idec Inc.[a]	26,567	4,146,577
Celgene Corp.[a]	47,496	4,700,204
Gilead Sciences Inc.[a,b]	170,146	6,712,260
Regeneron Pharmaceuticals Inc.[a,b]	8,457	1,471,011

		19,081,760
CHEMICALS — 2.97%
Ecolab Inc.	29,620	2,144,488
Monsanto Co.	60,028	6,083,838
Praxair Inc.	33,363	3,682,274
Sherwin-Williams Co. (The)	9,609	1,558,003

		13,468,603
COMMERCIAL SERVICES — 2.09%
Automatic Data Processing Inc.	54,512	3,232,016
MasterCard Inc. Class A	12,000	6,220,800

		9,452,816
COMPUTERS — 18.96%
Accenture PLC Class A	71,698	5,154,369
Apple Inc.	105,627	48,093,029
Cognizant Technology Solutions Corp. Class Aa	33,707	2,635,213
EMC Corp.[a]	236,547	5,821,422
International Business Machines Corp.	119,264	24,218,941

		85,922,974
COSMETICS & PERSONAL CARE — 1.54%
Colgate-Palmolive Co.	49,870	5,354,542
Estee Lauder Companies Inc. (The) Class A	26,956	1,642,429

		6,996,971

Security	Shares	Value

DISTRIBUTION & WHOLESALE — 0.66%
Fastenal Co.	30,278	$1,504,211
W.W. Grainger Inc.	6,711	1,461,790

		2,966,001
DIVERSIFIED FINANCIAL SERVICES — 4.83%
American Express Co.	109,319	6,429,050
Charles Schwab Corp. (The)	122,922	2,031,901
Franklin Resources Inc.	15,509	2,122,872
T. Rowe Price Group Inc.	28,653	2,047,257
Visa Inc. Class A	58,537	9,243,578

		21,874,658
ELECTRONICS — 0.39%
Agilent Technologies Inc.	39,125	1,752,018

		1,752,018
FOOD — 0.71%
Hershey Co. (The)	16,792	1,334,124
Whole Foods Market Inc.	19,347	1,862,149

		3,196,273
HEALTH CARE — PRODUCTS — 0.57%
Intuitive Surgical Inc.[a]	4,466	2,565,181

		2,565,181
INTERNET — 9.83%
Amazon.com Inc.[a]	40,689	10,802,929
eBay Inc.[a]	130,767	7,313,798
Google Inc. Class Aa	29,887	22,585,307
Priceline.com Inc.[a]	5,599	3,837,947

		44,539,981
LODGING — 0.73%
Las Vegas Sands Corp.	39,797	2,198,784
Wynn Resorts Ltd.	8,927	1,117,839

		3,316,623
MANUFACTURING — 0.86%
Danaher Corp.	65,334	3,915,467

		3,915,467
MEDIA — 6.51%
Comcast Corp. Class A	298,373	11,362,044
DIRECTV[a]	67,835	3,469,082
Discovery Communications Inc. Series Aa,b	26,781	1,858,066
Liberty Global Inc. Series Aa	27,688	1,890,813
Starz Liberty Capital Series Aa	12,493	199,138
Walt Disney Co. (The)	198,985	10,721,312

		29,500,455

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.66%
Precision Castparts Corp.	16,342	$2,997,123

		2,997,123
OIL & GAS — 1.79%
Continental Resources Inc.[a]	6,408	532,633
EOG Resources Inc.	30,417	3,801,517
Noble Energy Inc.	19,992	2,154,938
Pioneer Natural Resources Co.	13,838	1,626,518

		8,115,606
OIL & GAS SERVICES — 3.99%
Baker Hughes Inc.	49,404	2,209,347
Halliburton Co.	104,199	4,238,815
Schlumberger Ltd.	149,068	11,634,758

		18,082,920
PHARMACEUTICALS — 2.26%
Allergan Inc.	34,532	3,626,205
Express Scripts Holding Co.[a]	91,670	4,897,012
Mead Johnson Nutrition Co. Class A	22,797	1,732,572

		10,255,789
PIPELINES — 1.17%
Kinder Morgan Inc.	71,009	2,659,997
Williams Companies Inc. (The)	75,660	2,651,883

		5,311,880
REAL ESTATE INVESTMENT TRUSTS — 4.83%
American Tower Corp.	44,393	3,380,527
AvalonBay Communities Inc.	12,824	1,664,427
Boston Properties Inc.	16,913	1,780,601
Equity Residential	36,157	2,002,736
General Growth Properties Inc.	50,668	989,039
Health Care REIT Inc.[b]	29,115	1,829,587
Public Storage	16,195	2,492,896
Simon Property Group Inc.	34,736	5,564,013
Ventas Inc.[b]	33,186	2,199,900

		21,903,726
RETAIL — 10.11%
AutoZone Inc.[a,b]	4,147	1,533,146
Bed Bath & Beyond Inc.[a]	25,735	1,510,644
Costco Wholesale Corp.	48,555	4,969,119
Dollar General Corp.[a]	29,485	1,362,797
Home Depot Inc. (The)	167,888	11,235,065
Limited Brands Inc.	26,879	1,290,730
McDonald’s Corp.	112,733	10,742,328
Ross Stores Inc.	24,970	1,490,709
Starbucks Corp.	83,496	4,685,795
TJX Companies Inc. (The)	81,884	3,699,519
Yum! Brands Inc.	50,732	3,294,536

		45,814,388

Security	Shares	Value

SEMICONDUCTORS — 3.21%
Broadcom Corp. Class A	58,325	$1,892,646
QUALCOMM Inc.	191,339	12,634,114

		14,526,760
SOFTWARE — 5.22%
Adobe Systems Inc.[a]	55,630	2,104,483
Cerner Corp.[a,b]	16,375	1,351,756
Intuit Inc.	31,289	1,951,808
Oracle Corp.	422,068	14,987,635
Salesforce.com Inc.[a,b]	14,669	2,524,975
VMware Inc. Class Aa,b	9,593	733,672

		23,654,329
TELECOMMUNICATIONS — 0.92%
Crown Castle International Corp.[a]	32,921	2,321,589
Motorola Solutions Inc.	31,449	1,836,307

		4,157,896
TRANSPORTATION — 1.53%
Union Pacific Corp.	52,820	6,943,717

		6,943,717

TOTAL COMMON STOCKS (Cost: $345,307,151)		452,740,256

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.68%

MONEY MARKET FUNDS — 2.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	10,985,196	$10,985,196
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	768,829	768,829
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	377,481	377,481

		12,131,506

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,131,506)		12,131,506

TOTAL INVESTMENTS IN SECURITIES — 102.59% (Cost: $357,438,657)		464,871,762
Other Assets, Less Liabilities — (2.59)%		(11,741,543)

NET ASSETS — 100.00%		$453,130,219

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

83

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 2.01%
General Dynamics Corp.	21,343	$1,415,041
Lockheed Martin Corp.	17,271	1,500,332
Northrop Grumman Corp.	15,766	1,025,421
Raytheon Co.	21,236	1,118,712

		5,059,506
AGRICULTURE — 2.23%
Altria Group Inc.	130,226	4,386,012
Archer-Daniels-Midland Co.	42,395	1,209,529

		5,595,541
AUTO MANUFACTURERS — 1.81%
Ford Motor Co.	245,174	3,175,003
General Motors Co.[a,b]	49,204	1,382,141

		4,557,144
AUTO PARTS & EQUIPMENT — 0.54%
Johnson Controls Inc.	43,993	1,367,742

		1,367,742
BANKS — 17.25%
Bank of America Corp.	693,091	7,845,790
Bank of New York Mellon Corp. (The)	75,147	2,040,993
Capital One Financial Corp.	37,405	2,106,650
Citigroup Inc.	188,578	7,950,448
Fifth Third Bancorp	57,710	940,096
Goldman Sachs Group Inc. (The)	28,407	4,200,259
J.P. Morgan Chase & Co.	244,452	11,501,467
Morgan Stanley	88,871	2,030,702
PNC Financial Services Group Inc. (The)[c]	34,009	2,101,756
State Street Corp.	29,890	1,663,378
SunTrust Banks Inc.	34,649	982,992

		43,364,531
CHEMICALS — 1.36%
CF Industries Holdings Inc.	4,043	926,534
Dow Chemical Co. (The)	77,117	2,483,168

		3,409,702
COMPUTERS — 1.32%
Dell Inc.	93,839	1,242,429
Hewlett-Packard Co.	126,434	2,087,425

		3,329,854
ELECTRIC — 6.49%
American Electric Power Co. Inc.	31,219	1,413,909
Consolidated Edison Inc.	18,814	1,070,140
Duke Energy Corp.	45,287	3,113,028
Edison International	20,951	1,009,629

Security	Shares	Value

Entergy Corp.	11,432	$738,507
Exelon Corp.	54,935	1,727,157
FirstEnergy Corp.	26,860	1,087,561
NextEra Energy Inc.	27,215	1,960,841
PG&E Corp.	27,616	1,177,546
PPL Corp.	37,363	1,131,725
Public Service Enterprise Group Inc.	32,533	1,014,379
Xcel Energy Inc.	31,356	871,070

		16,315,492
ENVIRONMENTAL CONTROL — 0.41%
Waste Management Inc.	28,041	1,020,131

		1,020,131
FOOD — 0.36%
Kroger Co. (The)	33,039	915,180

		915,180
FOREST PRODUCTS & PAPER — 0.47%
International Paper Co.	28,204	1,168,210

		1,168,210
GAS — 0.43%
Sempra Energy	14,449	1,084,397

		1,084,397
HEALTH CARE — PRODUCTS — 0.42%
Becton, Dickinson and Co.	12,666	1,064,451

		1,064,451
HEALTH CARE — SERVICES — 1.34%
Aetna Inc.	21,516	1,037,717
Cigna Corp.	18,384	1,072,522
WellPoint Inc.	19,546	1,266,972

		3,377,211
INSURANCE — 5.84%
ACE Ltd.	21,852	1,864,631
Aflac Inc.	30,153	1,599,918
Allstate Corp. (The)	31,001	1,360,944
American International Group Inc.[a]	94,934	3,591,353
MetLife Inc.	70,160	2,619,775
Prudential Financial Inc.	29,838	1,727,024
Travelers Companies Inc. (The)	24,529	1,924,545

		14,688,190
MANUFACTURING — 6.65%
Eaton Corp. PLC	29,694	1,691,073
General Electric Co.	674,330	15,024,073

		16,715,146
MINING — 1.40%
Freeport-McMoRan Copper & Gold Inc.	61,046	2,151,871

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

Newmont Mining Corp.	31,935	$1,371,928

		3,523,799
OIL & GAS — 22.80%
Apache Corp.	25,162	2,107,569
Chevron Corp.	125,858	14,492,549
ConocoPhillips	78,060	4,527,480
Devon Energy Corp.	24,237	1,386,114
Exxon Mobil Corp.	293,193	26,378,574
Hess Corp.	19,089	1,282,017
Marathon Oil Corp.	45,433	1,527,003
Marathon Petroleum Corp.	21,819	1,619,188
Phillips 66	40,243	2,437,519
Valero Energy Corp.	35,622	1,557,750

		57,315,763
PHARMACEUTICALS — 10.28%
Cardinal Health Inc.	21,849	957,205
Eli Lilly and Co.	65,669	3,525,768
Merck & Co. Inc.	195,494	8,455,115
Pfizer Inc.	473,456	12,915,880

		25,853,968
REAL ESTATE INVESTMENT TRUSTS — 0.37%
Annaly Capital Management Inc.[b]	62,694	932,260

		932,260
RETAIL — 0.88%
Walgreen Co.	55,244	2,207,550

		2,207,550
SEMICONDUCTORS — 2.68%
Intel Corp.	319,985	6,732,484

		6,732,484
TELECOMMUNICATIONS — 12.56%
AT&T Inc.	365,257	12,707,291
CenturyLink Inc.	40,143	1,623,784
Cisco Systems Inc.	341,414	7,022,886
Corning Inc.	95,143	1,141,716
Sprint Nextel Corp.[a]	192,969	1,086,416
Verizon Communications Inc.	183,523	8,003,438

		31,585,531

TOTAL COMMON STOCKS (Cost: $226,110,267)		251,183,783

SHORT-TERM INVESTMENTS — 0.79%

MONEY MARKET FUNDS — 0.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	1,467,680	1,467,680

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	102,720	$102,720
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	415,397	415,397

		1,985,797

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,985,797)		1,985,797

TOTAL INVESTMENTS IN SECURITIES — 100.69% (Cost: $228,096,064)		253,169,580
Other Assets, Less Liabilities — (0.69)%		(1,738,203)

NET ASSETS — 100.00%		$251,431,377

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

85

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.91%

ADVERTISING — 0.71%
Interpublic Group of Companies Inc. (The)	70,210	$850,243
Lamar Advertising Co. Class Aa	9,029	384,997

		1,235,240
AEROSPACE & DEFENSE — 0.33%
Triumph Group Inc.	8,151	573,586

		573,586
AIRLINES — 0.77%
Southwest Airlines Co.	119,957	1,344,718

		1,344,718
APPAREL — 0.91%
Carter’s Inc.[a]	8,284	498,945
Hanesbrands Inc.[a,b]	15,948	597,731
Warnaco Group Inc. (The)[a]	6,675	488,677

		1,585,353
AUTO PARTS & EQUIPMENT — 0.37%
WABCO Holdings Inc.[a]	10,292	644,897

		644,897
BANKS — 2.07%
CIT Group Inc.[a]	32,650	1,382,728
First Republic Bank	11,017	393,197
Northern Trust Corp.	35,452	1,824,714

		3,600,639
BEVERAGES — 3.13%
Beam Inc.	25,855	1,585,946
Coca-Cola Enterprises Inc.	43,851	1,529,084
Constellation Brands Inc. Class Aa	24,639	797,318
Dr Pepper Snapple Group Inc.	33,822	1,524,358

		5,436,706
BIOTECHNOLOGY — 1.25%
Bio-Rad Laboratories Inc. Class Aa	3,271	372,207
Life Technologies Corp.[a]	27,955	1,808,409

		2,180,616
BUILDING MATERIALS — 0.61%
Masco Corp.	58,082	1,068,128

		1,068,128
CHEMICALS — 3.50%
Airgas Inc.	11,433	1,088,879
Albemarle Corp.	14,524	890,467
International Flavors & Fragrances Inc.	13,271	934,677
NewMarket Corp.	1,751	446,785
Rockwood Holdings Inc.	12,648	692,225

Security	Shares	Value

Valspar Corp. (The)	13,737	$910,488
W.R. Grace & Co.[a]	11,523	827,351
Westlake Chemical Corp.	3,254	298,912

		6,089,784
COAL — 1.30%
CONSOL Energy Inc.	37,040	1,160,834
Peabody Energy Corp.	43,648	1,097,747

		2,258,581
COMMERCIAL SERVICES — 5.33%
ADT Corp. (The)	37,769	1,794,027
Corrections Corp. of America	16,305	617,796
Equifax Inc.	19,448	1,141,598
Global Payments Inc.	12,852	633,090
Hertz Global Holdings Inc.[a]	48,635	889,048
Quanta Services Inc.[a]	34,672	1,004,448
SEI Investments Co.	21,987	592,770
Service Corp. International	34,646	517,265
Total System Services Inc.	26,186	608,824
Towers Watson & Co. Class A	9,303	568,227
United Rentals Inc.[a,b]	15,074	763,046
Vantiv Inc. Class Aa	7,089	147,593

		9,277,732
COMPUTERS — 0.47%
Synopsys Inc.[a]	24,274	811,723

		811,723
DISTRIBUTION & WHOLESALE — 1.28%
Genuine Parts Co.	25,207	1,714,832
WESCO International Inc.[a,b]	7,127	519,772

		2,234,604
DIVERSIFIED FINANCIAL SERVICES — 2.84%
Eaton Vance Corp. NVS	18,764	679,257
Invesco Ltd.	72,130	1,965,542
LPL Financial Holdings Inc.	6,102	203,197
Raymond James Financial Inc.	18,161	810,525
TD Ameritrade Holding Corp.	37,302	723,286
Waddell & Reed Financial Inc. Class A	13,940	553,418

		4,935,225
ELECTRIC — 1.99%
Calpine Corp.[a]	63,583	1,254,493
National Fuel Gas Co.	13,577	738,589
Wisconsin Energy Corp.	37,394	1,474,445

		3,467,527
ELECTRICAL COMPONENTS & EQUIPMENT — 0.46%
Hubbell Inc. Class B	8,689	791,133

		791,133

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2013

Security	Shares	Value

ELECTRONICS — 0.71%
FLIR Systems Inc.	24,453	$581,248
PerkinElmer Inc.	18,699	658,953

		1,240,201
ENGINEERING & CONSTRUCTION — 1.59%
Fluor Corp.	27,053	1,753,846
Jacobs Engineering Group Inc.[a]	21,158	1,017,911

		2,771,757
ENTERTAINMENT — 1.14%
Dolby Laboratories Inc. Class A	7,909	255,540
International Game Technology	43,350	666,289
Penn National Gaming Inc.[a]	10,738	522,511
Six Flags Entertainment Corp.	8,681	546,382

		1,990,722
FOOD — 2.87%
Flowers Foods Inc.	18,606	500,129
Hormel Foods Corp.	21,828	755,467
Ingredion Inc.	12,461	823,298
J.M. Smucker Co. (The)	17,626	1,562,193
McCormick & Co. Inc. NVS	21,542	1,343,144

		4,984,231
FOREST PRODUCTS & PAPER — 0.51%
MeadWestvaco Corp.	28,441	891,625

		891,625
HAND & MACHINE TOOLS — 2.38%
Lincoln Electric Holdings Inc.	13,528	729,565
Regal Beloit Corp.	7,245	537,289
Snap-on Inc.	9,481	768,151
Stanley Black & Decker Inc.	27,416	2,106,371

		4,141,376
HEALTH CARE — PRODUCTS — 5.06%
C.R. Bard Inc.	12,445	1,270,261
CareFusion Corp.[a]	36,089	1,120,203
Henry Schein Inc.[a,b]	14,306	1,235,180
Hologic Inc.[a]	43,393	1,034,489
St. Jude Medical Inc.	50,059	2,037,401
Zimmer Holdings Inc.	28,182	2,102,377

		8,799,911
HEALTH CARE — SERVICES — 1.53%
Covance Inc.[a]	8,920	595,053
Laboratory Corp. of America Holdings[a]	15,377	1,376,242
MEDNAX Inc.[a]	8,115	694,319

		2,665,614
HOME BUILDERS — 2.44%
D.R. Horton Inc.	45,429	1,074,850

Security	Shares	Value

Lennar Corp. Class A	26,696	$1,108,952
PulteGroup Inc.[a]	55,281	1,146,528
Toll Brothers Inc.[a]	24,359	912,244

		4,242,574
HOME FURNISHINGS — 0.28%
Harman International Industries Inc.	11,060	495,267

		495,267
HOUSEHOLD PRODUCTS & WARES — 0.96%
Clorox Co. (The)	21,200	1,662,292

		1,662,292
INSURANCE — 2.46%
Arch Capital Group Ltd.[a]	22,213	1,031,128
Arthur J. Gallagher & Co.	20,211	746,797
Brown & Brown Inc.	19,209	525,174
Erie Indemnity Co. Class A	4,183	298,415
ProAssurance Corp.	10,024	451,481
W.R. Berkley Corp.	17,914	737,519
White Mountains Insurance Group Ltd.	902	496,695

		4,287,209
INTERNET — 1.98%
Expedia Inc.	15,138	987,754
Symantec Corp.[a]	112,688	2,453,218

		3,440,972
IRON & STEEL — 1.68%
Allegheny Technologies Inc.	17,471	552,957
Nucor Corp.	51,585	2,373,426

		2,926,383
LODGING — 1.18%
MGM Resorts International[a]	60,528	772,943
Wyndham Worldwide Corp.	22,803	1,272,179

		2,045,122
MACHINERY — 4.17%
AGCO Corp.[a]	15,787	836,711
Babcock & Wilcox Co. (The)	19,382	516,336
Flowserve Corp.	8,127	1,274,070
IDEX Corp.	13,466	671,819
Joy Global Inc.	17,220	1,087,787
Rockwell Automation Inc.	22,629	2,018,281
Xylem Inc.	30,240	844,603

		7,249,607
MANUFACTURING — 3.71%
AptarGroup Inc.	10,829	558,018
Carlisle Companies Inc.	10,250	657,537
Dover Corp.	29,080	2,011,754
Leggett & Platt Inc.	23,013	677,503
Pall Corp.	18,062	1,233,635

87

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2013

Security	Shares	Value

Textron Inc.	45,814	$1,317,611

		6,456,058
MEDIA — 0.33%
Charter Communications Inc. Class Aa	7,411	577,836

		577,836
MINING — 0.69%
Vulcan Materials Co.	21,072	1,191,832

		1,191,832
OIL & GAS — 4.14%
Denbury Resources Inc.[a]	62,930	1,172,386
Diamond Offshore Drilling Inc.	11,315	849,643
Energy XXI (Bermuda) Ltd.	12,941	405,312
HollyFrontier Corp.	32,920	1,719,083
Plains Exploration & Production Co.[a]	20,985	1,002,034
Rowan Companies PLC[a]	20,227	697,427
Ultra Petroleum Corp.[a,b]	24,915	453,951
Whiting Petroleum Corp.[a]	19,141	910,729

		7,210,565
OIL & GAS SERVICES — 0.77%
Oil States International Inc.[a]	8,941	693,643
Superior Energy Services Inc.[a]	25,694	641,579

		1,335,222
PACKAGING & CONTAINERS — 0.84%
Ball Corp.	25,018	1,113,801
Silgan Holdings Inc.	8,033	344,616

		1,458,417
PHARMACEUTICALS — 1.31%
Actavis Inc.[a]	20,757	1,793,197
Patterson Companies Inc.	13,647	493,066

		2,286,263
PIPELINES — 0.90%
ONEOK Inc.	33,251	1,563,129

		1,563,129
REAL ESTATE — 0.60%
Forest City Enterprises Inc. Class Aa	22,421	379,139
Jones Lang LaSalle Inc.	7,175	661,105

		1,040,244
REAL ESTATE INVESTMENT TRUSTS — 8.50%
Apartment Investment and Management Co. Class A	23,711	646,836
BRE Properties Inc. Class A	12,521	637,068
DDR Corp.	39,295	651,904
Douglas Emmett Inc.	21,321	497,206
Duke Realty Corp.	50,638	780,331
Federal Realty Investment Trust	10,510	1,112,483
Home Properties Inc.	8,346	513,029

Security	Shares	Value

Kimco Realty Corp.	66,258	$1,376,179
Liberty Property Trust[b]	19,253	754,140
National Retail Properties Inc.[b]	17,907	573,382
Plum Creek Timber Co. Inc.	26,270	1,265,689
Rayonier Inc.[b]	20,038	1,078,846
Realty Income Corp.	29,100	1,271,088
Regency Centers Corp.	14,718	733,398
SL Green Realty Corp.	14,599	1,173,468
Taubman Centers Inc.	9,330	760,395
UDR Inc.	40,575	969,337

		14,794,779
RETAIL — 4.63%
Advance Auto Parts Inc.	11,938	877,682
American Eagle Outfitters Inc.	29,309	592,335
Ascena Retail Group Inc.[a]	20,567	348,611
AutoNation Inc.[a]	6,340	307,490
Cabela’s Inc.[a,b]	7,512	387,769
CarMax Inc.[a]	37,187	1,465,912
Family Dollar Stores Inc.	15,586	883,726
Foot Locker Inc.	24,532	842,674
Nordstrom Inc.	24,719	1,365,230
Nu Skin Enterprises Inc. Class A	8,594	364,042
Williams-Sonoma Inc.	14,059	618,596

		8,054,067
SAVINGS & LOANS — 0.40%
People’s United Financial Inc.	56,616	696,943

		696,943
SEMICONDUCTORS — 7.95%
Analog Devices Inc.	48,948	2,136,091
Avago Technologies Ltd.	35,036	1,253,238
Lam Research Corp.[a]	27,862	1,146,243
Linear Technology Corp.	37,612	1,377,351
LSI Corp.[a]	90,154	634,684
Marvell Technology Group Ltd.	74,935	693,149
Maxim Integrated Products Inc.	47,387	1,490,321
Microchip Technology Inc.	31,651	1,058,726
NVIDIA Corp.	101,583	1,245,407
Skyworks Solutions Inc.[a]	31,654	757,797
Teradyne Inc.[a,b]	30,589	494,318
Xilinx Inc.	42,402	1,547,249

		13,834,574
SOFTWARE — 2.73%
Activision Blizzard Inc.	68,837	784,054
BMC Software Inc.[a,b]	23,186	963,378
Broadridge Financial Solutions Inc.	19,948	470,174
Electronic Arts Inc.[a]	49,685	781,545
Fiserv Inc.[a]	21,686	1,741,603

		4,740,754
TELECOMMUNICATIONS — 0.98%
Amdocs Ltd.	26,847	958,169
Clearwire Corp. Class Aa	72,369	230,857

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

January 31, 2013

Security	Shares	Value

MetroPCS Communications Inc.[a]	51,583	$517,378

		1,706,404
TEXTILES — 0.97%
Cintas Corp.	17,289	730,633
Mohawk Industries Inc.[a]	9,438	959,467

		1,690,100
TOYS, GAMES & HOBBIES — 1.21%
Mattel Inc.	55,737	2,097,383

		2,097,383
WATER — 0.99%
American Water Works Co. Inc.	28,747	1,100,435
Aqua America Inc.	22,806	621,008

		1,721,443

TOTAL COMMON STOCKS
(Cost: $149,547,074)		173,827,068

SHORT-TERM INVESTMENTS — 3.63%

MONEY MARKET FUNDS — 3.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%c,[d,e]	5,046,299	5,046,299
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%c,[d,e]	353,179	353,179
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%c,[d]	912,177	912,177

		6,311,655

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,311,655)		6,311,655

TOTAL INVESTMENTS IN SECURITIES — 103.54%
(Cost: $155,858,729)		180,138,723
Other Assets, Less Liabilities — (3.54)%		(6,163,862)

NET ASSETS —100.00%		$173,974,861

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

89

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.95%

AEROSPACE & DEFENSE — 1.02%
B/E Aerospace Inc.[a]	14,750	$759,478
TransDigm Group Inc.	6,378	863,836

		1,623,314
APPAREL — 0.94%
Michael Kors Holdings Ltd.[a]	16,712	938,045
Under Armour Inc. Class Aa,b	10,976	558,349

		1,496,394
AUTO MANUFACTURERS — 0.24%
Tesla Motors Inc.[a,b]	10,132	380,051

		380,051
AUTO PARTS & EQUIPMENT — 0.77%
BorgWarner Inc.[a]	16,583	1,230,127

		1,230,127
BANKS — 0.30%
Signature Bank[a]	6,524	482,319

		482,319
BEVERAGES — 1.13%
Green Mountain Coffee Roasters Inc.[a,b]	17,486	796,138
Monster Beverage Corp.[a]	21,126	1,011,935

		1,808,073
BIOTECHNOLOGY — 1.98%
ARIAD Pharmaceuticals Inc.[a]	23,546	468,095
Illumina Inc.[a]	17,488	885,417
Seattle Genetics Inc.[a,b]	14,638	431,089
Vertex Pharmaceuticals Inc.[a]	30,721	1,375,686

		3,160,287
BUILDING MATERIALS — 1.42%
Armstrong World Industries Inc.	2,992	164,530
Fortune Brands Home & Security Inc.[a]	23,109	756,589
Martin Marietta Materials Inc.	6,491	640,856
Owens Corning[a]	16,783	699,348

		2,261,323
CHEMICALS — 1.57%
FMC Corp.	19,492	1,198,173
Sigma-Aldrich Corp.	17,048	1,318,322

		2,516,495
COMMERCIAL SERVICES — 5.75%
Alliance Data Systems Corp.[a,b]	7,068	1,113,917

Security	Shares	Value

FleetCor Technologies Inc.[a]	5,852	$350,184
Gartner Inc.[a]	13,301	685,134
Genpact Ltd.	18,967	317,697
Iron Mountain Inc.	23,670	809,751
Moody’s Corp.	27,477	1,506,289
Morningstar Inc.	3,198	216,473
Paychex Inc.	45,831	1,495,465
Robert Half International Inc.	19,971	703,778
Rollins Inc.	9,285	229,525
Verisk Analytics Inc. Class Aa	20,566	1,134,421
Weight Watchers International Inc.[b]	3,777	201,956
WEX Inc.[a]	5,469	429,918

		9,194,508
COMPUTERS — 5.21%
Cadence Design Systems Inc.[a]	39,560	551,071
Fortinet Inc.[a]	18,755	442,431
IHS Inc. Class Aa	7,114	732,031
Jack Henry & Associates Inc.	12,161	504,438
MICROS Systems Inc.[a]	11,398	524,650
NetApp Inc.[a]	50,764	1,827,504
Riverbed Technology Inc.[a]	22,728	440,923
SanDisk Corp.[a]	34,258	1,712,557
Teradata Corp.[a]	23,958	1,597,040

		8,332,645
DISTRIBUTION & WHOLESALE — 1.10%
Fossil Inc.[a]	7,667	809,482
LKQ Corp.[a]	42,140	943,515

		1,752,997
DIVERSIFIED FINANCIAL SERVICES — 2.01%
Affiliated Managers Group Inc.[a]	7,344	1,057,022
IntercontinentalExchange Inc.[a]	10,303	1,429,541
Nationstar Mortgage Holdings Inc.[a,b]	2,427	87,591
Ocwen Financial Corp.[a]	16,403	639,225

		3,213,379
ELECTRIC — 0.37%
ITC Holdings Corp.	7,281	589,761

		589,761
ELECTRICAL COMPONENTS & EQUIPMENT — 0.88%
AMETEK Inc.	34,426	1,411,122

		1,411,122
ELECTRONICS — 3.44%
Amphenol Corp. Class A	22,719	1,535,123
Mettler-Toledo International Inc.[a,b]	4,347	923,868
National Instruments Corp.	13,361	379,452
Sensata Technologies Holding NVa	12,322	415,744
Trimble Navigation Ltd.[a]	17,881	1,117,563
Waters Corp.[a]	12,322	1,128,326

		5,500,076

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

ENTERTAINMENT — 0.28%
Madison Square Garden Inc. Class Aa	8,552	$444,875

		444,875
ENVIRONMENTAL CONTROL — 1.37%
Clean Harbors Inc.[a]	7,492	416,480
Stericycle Inc.[a]	12,169	1,148,145
Waste Connections Inc.	17,442	628,261

		2,192,886
HEALTH CARE — PRODUCTS — 3.38%
Cooper Companies Inc. (The)	6,801	689,281
Edwards Lifesciences Corp.[a]	16,352	1,470,535
IDEXX Laboratories Inc.[a,b]	7,757	738,544
ResMed Inc.	20,290	888,702
Sirona Dental Systems Inc.[a]	7,769	516,406
Varian Medical Systems Inc.[a]	15,501	1,095,146

		5,398,614
HEALTH CARE — SERVICES — 1.09%
Brookdale Senior Living Inc.[a]	13,854	374,196
DaVita HealthCare Partners Inc.[a]	11,877	1,370,725

		1,744,921
HOME BUILDERS — 0.42%
NVR Inc.[a]	652	671,338

		671,338
HOUSEHOLD PRODUCTS & WARES — 0.72%
Church & Dwight Co. Inc.	19,800	1,144,242

		1,144,242
INSURANCE — 0.38%
Markel Corp.[a]	1,280	609,446

		609,446
INTERNET — 5.83%
Equinix Inc.[a]	6,890	1,484,313
F5 Networks Inc.[a]	11,200	1,174,656
Groupon Inc.[a,b]	37,984	208,912
IAC/InterActiveCorp	11,497	474,251
LinkedIn Corp. Class Aa	9,591	1,187,270
Netflix Inc.[a]	7,875	1,301,265
Rackspace Hosting Inc.[a]	15,523	1,169,658
Splunk Inc.[a]	3,696	121,820
TIBCO Software Inc.[a]	21,950	514,508
TripAdvisor Inc.[a]	15,519	718,219
VeriSign Inc.[a]	22,021	955,932

		9,310,804
IRON & STEEL — 0.20%
Carpenter Technology Corp.	6,241	326,592

		326,592

Security	Shares	Value

LEISURE TIME — 1.55%
Harley-Davidson Inc.	32,057	$1,680,428
Polaris Industries Inc.	9,106	793,042

		2,473,470
LODGING — 2.14%
Hyatt Hotels Corp. Class Aa	7,880	315,752
Marriott International Inc. Class A	34,872	1,394,182
Starwood Hotels & Resorts Worldwide Inc.	27,766	1,705,110

		3,415,044
MACHINERY — 2.07%
Graco Inc.	8,611	492,549
Nordson Corp.	8,014	541,907
Roper Industries Inc.	13,940	1,637,253
Wabtec Corp.	6,795	636,148

		3,307,857
MANUFACTURING — 0.71%
Colfax Corp.[a]	9,426	420,494
Donaldson Co. Inc.	19,159	720,570

		1,141,064
MEDIA — 2.37%
AMC Networks Inc. Class Aa	8,109	461,970
FactSet Research Systems Inc.	5,777	534,488
Nielsen Holdings NVa	17,398	565,609
Scripps Networks Interactive Inc. Class A	12,335	761,933
Sirius XM Radio Inc.	464,798	1,459,465

		3,783,465
METAL FABRICATE & HARDWARE — 0.30%
Valmont Industries Inc.	3,312	482,625

		482,625
MINING — 0.60%
Allied Nevada Gold Corp.[a]	11,556	273,762
Royal Gold Inc.	9,229	689,129

		962,891
OIL & GAS — 6.73%
Cabot Oil & Gas Corp.	29,731	1,569,202
Cheniere Energy Inc.[a]	31,733	673,692
Cobalt International Energy Inc.[a]	25,047	606,388
Concho Resources Inc.[a]	14,820	1,351,880
EQT Corp.	21,198	1,259,373
Laredo Petroleum Holdings Inc.[a]	3,262	60,184
Oasis Petroleum Inc.[a]	10,015	359,338
QEP Resources Inc.	25,270	741,674
Range Resources Corp.	23,042	1,547,731
SandRidge Energy Inc.[a,b]	49,257	348,740
SM Energy Co.	9,337	543,040
Southwestern Energy Co.[a]	49,510	1,698,193

		10,759,435

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

OIL & GAS SERVICES — 4.19%
Cameron International Corp.[a]	34,957	$2,213,128
Core Laboratories NV	6,622	845,232
Dresser-Rand Group Inc.[a]	10,710	653,846
Dril-Quip Inc.[a]	5,138	416,640
FMC Technologies Inc.[a]	33,683	1,594,890
Oceaneering International Inc.	15,290	966,481

		6,690,217
PHARMACEUTICALS — 4.41%
BioMarin Pharmaceutical Inc.[a]	17,570	964,417
DENTSPLY International Inc.	20,109	839,752
Forest Laboratories Inc.[a]	33,181	1,204,470
Herbalife Ltd.[b]	15,259	554,207
Jazz Pharmaceuticals PLC[a]	6,650	374,993
Medivation Inc.[a]	10,496	570,563
Onyx Pharmaceuticals Inc.[a]	10,176	788,843
Perrigo Co.	12,503	1,256,677
Pharmacyclics Inc.[a],b	7,100	492,243

		7,046,165
REAL ESTATE — 0.58%
CBRE Group Inc. Class Aa	42,787	923,343

		923,343
REAL ESTATE INVESTMENT TRUSTS — 5.23%
American Campus Communities Inc.	14,853	691,704
Camden Property Trust	11,931	827,892
Digital Realty Trust Inc.[b]	17,478	1,186,931
Equity Lifestyle Properties, Inc.	5,535	396,306
Essex Property Trust Inc.[b]	5,184	797,196
Extra Space Storage Inc.	14,488	577,202
Host Hotels & Resorts Inc.[b]	102,687	1,724,115
Kilroy Realty Corp.	10,538	525,846
Macerich Co. (The)[b]	19,357	1,156,000
Tanger Factory Outlet Centers Inc.	13,267	469,917

		8,353,109
RETAIL — 9.63%
Chico’s FAS Inc.	23,513	421,588
Chipotle Mexican Grill Inc.[a]	4,464	1,370,493
Copart Inc.[a]	14,986	538,147
Dick’s Sporting Goods Inc.	13,933	663,072
Dollar Tree Inc.[a]	32,191	1,287,318
Dunkin’ Brands Group Inc.	10,285	375,505
GNC Holdings Inc. Class A	10,378	372,985
HSN Inc.	5,137	306,165
Lululemon Athletica Inc.[a,b]	14,285	985,665
MSC Industrial Direct Co. Inc. Class A	6,595	521,797
O’Reilly Automotive Inc.[a]	16,240	1,504,636
Panera Bread Co. Class Aa	4,014	641,477
PetSmart Inc.	15,230	996,194
PVH Corp.	10,010	1,189,889
Sally Beauty Holdings Inc.[a]	22,117	586,985
Tiffany & Co.	16,911	1,111,898
Tractor Supply Co.	9,988	1,035,456
Ulta Salon, Cosmetics & Fragrance Inc.	8,414	823,058

Security	Shares	Value

Urban Outfitters Inc.[a]	15,485	$662,603

		15,394,931
SAVINGS & LOANS — 0.07%
TFS Financial Corp.[a]	11,349	116,100

		116,100
SEMICONDUCTORS — 2.21%
Altera Corp.	45,421	1,517,970
Cree Inc.[a]	16,458	710,162
KLA-Tencor Corp.	23,592	1,295,437

		3,523,569
SOFTWARE — 7.54%
Akamai Technologies Inc.[a]	25,181	1,025,118
ANSYS Inc.[a]	13,135	966,736
Autodesk Inc.[a]	31,837	1,237,823
Check Point Software Technologies Ltd.[a], [b]	22,343	1,117,150
Citrix Systems Inc.[a]	26,455	1,935,448
Concur Technologies Inc.[a]	6,417	429,297
Informatica Corp.[a]	15,320	566,993
MSCI Inc. Class Aa	17,346	585,254
NetSuite Inc.[a]	3,954	277,689
Nuance Communications Inc.[a]	35,456	852,717
Red Hat Inc.[a]	27,392	1,521,900
SolarWinds Inc.[a]	8,662	471,386
Solera Holdings Inc.	9,724	532,972
VeriFone Systems Inc.[a]	15,240	529,133

		12,049,616
TELECOMMUNICATIONS — 3.72%
IPG Photonics Corp.	4,091	267,879
Juniper Networks Inc.[a]	73,049	1,634,837
Level 3 Communications Inc.[a]	22,781	542,643
Palo Alto Networks Inc.[a]	4,606	254,988
SBA Communications Corp. Class Aa	17,911	1,247,680
tw telecom inc.[a]	21,445	592,525
Virgin Media Inc.	35,750	1,408,193

		5,948,745
TRANSPORTATION — 4.10%
C.H. Robinson Worldwide Inc.	22,841	1,510,932
Expeditors International of Washington Inc.	29,610	1,270,269
Genesee & Wyoming Inc. Class Aa	6,157	520,759
J.B. Hunt Transport Services Inc.	12,920	869,129
Kansas City Southern Industries Inc.	15,605	1,452,982
Kirby Corp.[a]	7,899	558,064
Old Dominion Freight Line Inc.[a]	9,982	372,129

		6,554,264

TOTAL COMMON STOCKS
(Cost: $132,388,951)		159,722,499

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.62%

MONEY MARKET FUNDS — 6.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	9,738,723	$9,738,723
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	681,591	681,591
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	151,303	151,303

		10,571,617

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,571,617)		10,571,617

TOTAL INVESTMENTS IN SECURITIES — 106.57%
(Cost: $142,960,568)		170,294,116
Other Assets, Less Liabilities — (6.57)%		(10,497,884)

NET ASSETS — 100.00%		$159,796,232

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

93

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.41%
L-3 Communications Holdings Inc.	9,146	$694,364
Rockwell Collins Inc.	13,647	803,536

		1,497,900
AGRICULTURE — 1.06%
Bunge Ltd.	14,218	1,132,606

		1,132,606
AIRLINES — 1.81%
Delta Air Lines Inc.[a]	82,763	1,149,578
United Continental Holdings Inc.[a]	32,354	781,349

		1,930,927
AUTO PARTS & EQUIPMENT — 2.90%
Autoliv Inc.[b]	9,299	611,874
Delphi Automotive PLC[a]	28,740	1,111,089
Goodyear Tire & Rubber Co. (The)[a]	23,868	328,424
Lear Corp.	9,442	462,658
TRW Automotive Holdings Corp.[a]	9,880	569,384

		3,083,429
BANKS — 4.84%
BOK Financial Corp.	2,599	145,674
City National Corp.	4,598	243,510
Comerica Inc.	18,534	636,828
Commerce Bancshares Inc.	7,589	284,967
Cullen/Frost Bankers Inc.	5,986	352,516
East West Bancorp Inc.	13,668	320,515
Hancock Holding Co.	8,231	248,741
Huntington Bancshares Inc.	83,341	580,053
KeyCorp	90,861	854,093
Regions Financial Corp.	137,507	1,069,805
Zions Bancorp	17,898	417,381

		5,154,083
BEVERAGES — 0.64%
Molson Coors Brewing Co. Class B NVS	15,177	685,697

		685,697
BUILDING MATERIALS — 0.24%
USG Corp.[a,b]	8,694	255,517

		255,517
CHEMICALS — 3.20%
Ashland Inc.	7,133	560,012
Celanese Corp. Series A	15,533	728,187
Cytec Industries Inc.	4,442	325,599
Eastman Chemical Co.	14,924	1,061,842
Huntsman Corp.	18,652	328,835

Security	Shares	Value

RPM International Inc.	12,856	$401,236

		3,405,711
COMMERCIAL SERVICES — 2.02%
H&R Block Inc.	26,407	601,287
Manpower Inc.	7,636	393,254
SAIC Inc.	27,571	333,609
Western Union Co.	58,060	826,194

		2,154,344
COMPUTERS — 2.99%
Computer Sciences Corp.	15,113	631,724
NCR Corp.[a]	15,581	432,684
Seagate Technology PLC	32,695	1,110,976
Western Digital Corp.	21,336	1,002,792

		3,178,176
COSMETICS & PERSONAL CARE — 0.67%
Avon Products Inc.	42,090	714,688

		714,688
DISTRIBUTION & WHOLESALE — 0.37%
Arrow Electronics Inc.[a]	10,299	395,688

		395,688
DIVERSIFIED FINANCIAL SERVICES — 3.56%
Ameriprise Financial Inc.	20,029	1,328,323
Jefferies Group Inc.	12,427	247,670
Legg Mason Inc.	11,405	315,348
NASDAQ OMX Group Inc. (The)	11,402	322,905
NYSE Euronext Inc.	23,650	817,580
SLM Corp.	44,984	759,780

		3,791,606
ELECTRIC — 9.51%
AES Corp. (The)	60,119	651,690
Alliant Energy Corp.	10,800	495,072
Ameren Corp.	23,617	766,136
CMS Energy Corp.	25,695	660,362
DTE Energy Co.	16,745	1,060,126
Great Plains Energy Inc.	14,935	319,609
Integrys Energy Group Inc.	7,585	414,824
MDU Resources Group Inc.	18,376	428,528
Northeast Utilities	30,552	1,244,383
NRG Energy Inc.	31,375	753,000
NV Energy Inc.	22,897	433,440
OGE Energy Corp.	9,602	563,733
Pepco Holdings Inc.	22,312	435,530
Pinnacle West Capital Corp.	10,674	569,778
SCANA Corp.	12,835	600,806
TECO Energy Inc.	19,783	351,544
Westar Energy Inc.	12,320	370,462

		10,119,023
ELECTRICAL COMPONENTS & EQUIPMENT — 0.84%
Energizer Holdings Inc.	6,026	524,322

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

Molex Inc.	13,425	$364,623

		888,945
ELECTRONICS — 1.52%
Avnet Inc.[a]	13,371	472,799
Flextronics International Ltd.[a,b]	64,514	400,632
Garmin Ltd.	10,624	402,543
Jabil Circuit Inc.	18,174	343,670

		1,619,644
ENGINEERING & CONSTRUCTION — 1.00%
KBR Inc.	14,359	448,288
Shaw Group Inc. (The)[a]	6,493	307,249
URS Corp.	7,464	309,606

		1,065,143
ENTERTAINMENT — 0.26%
Cinemark Holdings Inc.	9,968	280,499

		280,499
ENVIRONMENTAL CONTROL — 0.87%
Republic Services Inc.	29,102	928,063

		928,063
FOOD — 3.75%
Campbell Soup Co.	17,457	640,847
ConAgra Foods Inc.	39,660	1,296,485
Dean Foods Co.[a]	18,043	330,367
Hillshire Brands Co.	11,903	368,755
Safeway Inc.[b]	23,345	449,391
Smithfield Foods Inc.[a]	12,125	282,634
Tyson Foods Inc. Class A	27,948	618,210

		3,986,689
FOREST PRODUCTS & PAPER — 0.27%
Domtar Corp.	3,434	285,812

		285,812
GAS — 3.06%
AGL Resources Inc.	11,454	478,777
Atmos Energy Corp.	8,795	328,581
CenterPoint Energy Inc.	41,598	850,263
NiSource Inc.	30,147	814,874
Questar Corp.	17,043	395,909
UGI Corp.	10,970	386,583

		3,254,987
HAND & MACHINE TOOLS — 0.30%
Kennametal Inc.	7,754	317,992

		317,992
HEALTH CARE — PRODUCTS — 1.45%
Boston Scientific Corp.[a]	133,611	998,074

Security	Shares	Value

Hospira Inc.[a]	16,068	$548,240

		1,546,314
HEALTH CARE — SERVICES — 3.50%
Coventry Health Care Inc.	13,084	599,640
HCA Holdings Inc.	15,888	598,183
Humana Inc.	15,397	1,144,921
Quest Diagnostics Inc.	15,474	896,718
Universal Health Services Inc. Class B	8,598	486,991

		3,726,453
HOLDING COMPANIES — DIVERSIFIED — 0.46%
Leucadia National Corp.	19,279	490,651

		490,651
HOME FURNISHINGS — 0.82%
Whirlpool Corp.	7,583	874,926

		874,926
HOUSEHOLD PRODUCTS & WARES — 1.29%
Avery Dennison Corp.	9,688	373,085
Jarden Corp.	7,141	420,176
Scotts Miracle-Gro Co. (The) Class A	3,751	163,994
Tupperware Brands Corp.	5,383	410,185

		1,367,440
HOUSEWARES — 0.62%
Newell Rubbermaid Inc.	28,002	657,487

		657,487
INSURANCE — 10.74%
Alleghany Corp.[a]	1,651	595,334
Allied World Assurance Co. Holdings Ltd.	3,431	291,052
American Financial Group Inc.	7,371	313,710
Assurant Inc.	7,661	292,957
Axis Capital Holdings Ltd.	11,077	423,917
Cincinnati Financial Corp.	14,236	604,176
CNA Financial Corp.	2,629	81,893
Everest Re Group Ltd.	5,038	583,451
Fidelity National Financial Inc. Class A	20,624	517,662
Genworth Financial Inc. Class Aa	47,925	439,472
Hartford Financial Services Group Inc. (The)	42,459	1,052,983
HCC Insurance Holdings Inc.	9,840	380,611
Lincoln National Corp.	26,767	775,708
PartnerRe Ltd.	5,967	523,246
Principal Financial Group Inc.	26,858	832,867
Reinsurance Group of America Inc.	7,187	412,462
RenaissanceRe Holdings Ltd.	4,693	401,908
Torchmark Corp.	9,229	514,148
Unum Group	26,790	624,475
Validus Holdings Ltd.	9,872	359,439
Willis Group Holdings PLC	16,815	600,464
XL Group PLC	29,257	811,004

		11,432,939

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

INTERNET — 1.00%
Liberty Interactive Corp. Series Aa	50,273	$1,068,804

		1,068,804
IRON & STEEL — 1.53%
Cliffs Natural Resources Inc.	13,867	517,378
Reliance Steel & Aluminum Co.	7,363	476,534
Steel Dynamics Inc.	21,372	325,068
United States Steel Corp.[b]	14,018	313,302

		1,632,282
LEISURE TIME — 0.48%
Royal Caribbean Cruises Ltd.	14,013	507,271

		507,271
MACHINERY — 0.43%
CNH Global NV	2,584	123,360
Gardner Denver Inc.	4,781	336,439

		459,799
MANUFACTURING — 1.62%
Parker Hannifin Corp.	14,517	1,349,645
SPX Corp.	4,946	369,120

		1,718,765
MEDIA — 0.86%
Cablevision NY Group Class A	20,967	306,957
Gannett Co. Inc.	22,347	438,671
John Wiley & Sons Inc. Class A	4,553	174,380

		920,008
METAL FABRICATE & HARDWARE — 0.39%
Timken Co. (The)	7,738	414,834

		414,834
MINING — 0.86%
Alcoa Inc.	103,854	918,069

		918,069
OFFICE & BUSINESS EQUIPMENT — 1.19%
Pitney Bowes Inc.	19,565	281,931
Xerox Corp.	122,972	985,006

		1,266,937
OIL & GAS — 5.45%
Atwood Oceanics Inc.[a]	5,548	292,768
Cimarex Energy Co.	8,419	537,637
CVR Energy Inc.[a]	1,434	84,247
Energen Corp.	7,027	338,280
Helmerich & Payne Inc.	10,285	661,737
Murphy Oil Corp.	17,966	1,069,336
Nabors Industries Ltd.[a]	28,218	470,394

Security	Shares	Value

Newfield Exploration Co.[a]	13,164	$388,338
Noble Corp.	24,593	996,016
Tesoro Corp.	13,666	665,398
WPX Energy Inc.[a]	19,417	291,838

		5,795,989
PACKAGING & CONTAINERS — 2.67%
Bemis Co. Inc.	10,034	358,013
Crown Holdings Inc.[a]	14,025	530,986
Owens-Illinois Inc.[a]	16,001	380,824
Packaging Corp. of America	9,540	366,622
Rock-Tenn Co. Class A	6,926	546,808
Sealed Air Corp.	18,911	354,014
Sonoco Products Co.	9,816	304,198

		2,841,465
PHARMACEUTICALS — 2.98%
AmerisourceBergen Corp.	22,915	1,039,654
Endo Health Solutions Inc.[a]	11,104	351,553
Mylan Inc.[a]	39,659	1,121,160
Omnicare Inc.	10,751	418,751
Warner Chilcott PLC Class A	17,047	241,556

		3,172,674
REAL ESTATE — 0.18%
Realogy Holdings Corp.[a]	4,356	195,018

		195,018
REAL ESTATE INVESTMENT TRUSTS — 4.26%
Alexandria Real Estate Equities Inc.	6,197	449,282
American Capital Agency Corp.	33,243	1,051,476
BioMed Realty Trust Inc.	15,036	305,983
CBL & Associates Properties Inc.	15,682	337,006
Chimera Investment Corp.	100,143	305,436
Hospitality Properties Trust	12,046	303,800
MFA Financial Inc.	34,835	313,167
Piedmont Office Realty Trust Inc. Class A	16,351	316,065
Retail Properties of America Inc. Class A	3,175	41,084
Senior Housing Properties Trust	18,152	437,282
Two Harbors Investment Corp.	28,759	357,187
Weingarten Realty Investors[b]	10,878	313,722

		4,531,490
RETAIL — 4.05%
Best Buy Co. Inc.	25,952	421,980
Darden Restaurants Inc.	12,525	582,412
Dillard’s Inc. Class A	2,987	252,133
GameStop Corp. Class A	11,793	273,598
J.C. Penney Co. Inc.[b]	13,894	282,465
Kohl’s Corp.	20,593	953,250
Sears Holdings Corp.[a,b]	3,519	165,217
Signet Jewelers Ltd.	7,883	493,318
Staples Inc.	65,578	883,991

		4,308,364
SAVINGS & LOANS — 1.16%
First Niagara Financial Group Inc.	34,231	268,371

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

Hudson City Bancorp Inc.	46,199	$395,002
New York Community Bancorp Inc.	42,729	570,432

		1,233,805
SEMICONDUCTORS — 1.03%
Micron Technology Inc.[a]	99,039	748,735
ON Semiconductor Corp.[a]	43,632	342,511

		1,091,246
SOFTWARE — 1.94%
CA Inc.	32,602	809,182
Dun & Bradstreet Corp. (The)	4,336	353,557
Fidelity National Information Services Inc.	24,252	899,992

		2,062,731
TELECOMMUNICATIONS — 1.47%
Frontier Communications Corp.[b]	97,190	444,158
Harris Corp.	11,062	511,064
United States Cellular Corp.[a]	1,331	50,631
Windstream Corp.	57,221	557,333

		1,563,186
TOYS, GAMES & HOBBIES — 0.40%
Hasbro Inc.	11,247	420,300

		420,300

TOTAL COMMON STOCKS
(Cost: $95,993,248)		106,346,416

SHORT-TERM INVESTMENTS — 2.85%

MONEY MARKET FUNDS — 2.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	2,611,265	2,611,265

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	182,756	$182,756
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	240,914	240,914

		3,034,935

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,034,935)		3,034,935

TOTAL INVESTMENTS IN SECURITIES — 102.77%
(Cost: $99,028,183)		109,381,351
Other Assets, Less Liabilities — (2.77)%		(2,946,721)

NET ASSETS — 100.00%		$106,434,630

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

97

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.10%
Cubic Corp.	6,401	$300,847
Kaman Corp.	10,540	383,024
Teledyne Technologies Inc.[a]	14,492	989,224

		1,673,095
AIRLINES — 1.36%
Alaska Air Group Inc.[a]	27,629	1,274,526
Allegiant Travel Co.	6,034	449,352
Spirit Airlines Inc.[a]	18,095	350,862

		2,074,740
APPAREL — 1.61%
Columbia Sportswear Co.[b]	4,895	250,086
Crocs Inc.[a]	35,987	534,767
Deckers Outdoor Corp.[a,b]	13,950	557,302
SKECHERS U.S.A. Inc. Class Aa	14,960	284,240
Wolverine World Wide Inc.	19,285	829,255

		2,455,650
AUTO PARTS & EQUIPMENT — 1.61%
Tenneco Inc.[a]	23,760	830,650
Titan International Inc.[b]	18,935	459,931
Visteon Corp.[a]	20,772	1,169,256

		2,459,837
BANKS — 6.22%
BancorpSouth Inc.	32,880	476,760
Bank of the Ozarks Inc.	11,705	425,126
BBCN Bancorp Inc.	30,424	367,826
Capital Bank Financial Corp.[a,b]	3,657	56,574
Cathay General Bancorp	28,923	561,395
Community Bank System Inc.	15,432	438,269
First Citizens BancShares Inc. Class A	2,197	383,069
First Financial Bankshares Inc.	11,833	485,863
First Horizon National Corp.	97,042	990,799
First Midwest Bancorp Inc.	29,178	369,685
Glacier Bancorp Inc.	28,518	444,310
Home Bancshares Inc.	8,948	310,675
National Penn Bancshares Inc.	47,973	467,737
PrivateBancorp Inc.	24,838	426,468
Prosperity Bancshares Inc.	17,323	781,440
UMB Financial Corp.	12,821	567,586
Umpqua Holdings Corp.	44,215	558,878
Westamerica Bancorp	10,841	481,557
Western Alliance Bancorp[a]	28,638	352,247
Wintrust Financial Corp.	14,394	533,586

		9,479,850
BIOTECHNOLOGY — 1.72%
Arena Pharmaceuticals Inc.[a,b]	85,828	724,389
Charles River Laboratories International Inc.[a]	19,115	789,832

Security	Shares	Value

ImmunoGen Inc.[a,b]	33,460	$479,147
Medicines Co. (The)[a]	21,298	636,384

		2,629,752
BUILDING MATERIALS — 1.96%
Lennox International Inc.	17,976	1,033,800
Louisiana-Pacific Corp.[a]	54,322	1,055,476
Nortek Inc.[a]	5,912	426,551
Texas Industries Inc.[a]	8,224	467,452

		2,983,279
CHEMICALS — 2.76%
Chemtura Corp.[a]	38,443	911,868
H.B. Fuller Co.	19,654	768,078
Innophos Holdings Inc.	8,467	428,176
Minerals Technologies Inc.	13,975	578,146
PolyOne Corp.	35,208	768,943
Sensient Technologies Corp.	19,597	746,646

		4,201,857
COMMERCIAL SERVICES — 3.68%
Aaron’s Inc.	27,661	820,149
Chemed Corp.	7,654	578,260
Convergys Corp.	43,140	734,243
CoreLogic Inc.[a]	38,256	1,003,837
Euronet Worldwide Inc.[a]	18,934	463,315
Heartland Payment Systems Inc.	14,869	472,239
KAR Auction Services Inc.	31,791	678,102
Live Nation Entertainment Inc.[a,b]	55,998	574,539
MoneyGram International Inc.[a,b]	8,923	122,870
TeleTech Holdings Inc.[a]	8,795	164,467

		5,612,021
COMPUTERS — 1.25%
DST Systems Inc.	12,114	810,911
Mentor Graphics Corp.[a]	37,248	638,058
Synaptics Inc.[a]	13,084	458,987

		1,907,956
COSMETICS & PERSONAL CARE — 0.25%
Elizabeth Arden Inc.[a,b]	10,099	387,903

		387,903
DISTRIBUTION & WHOLESALE — 1.02%
Beacon Roofing Supply Inc.[a,b]	18,807	679,685
Watsco Inc.	11,658	878,430

		1,558,115
DIVERSIFIED FINANCIAL SERVICES — 1.48%
Credit Acceptance Corp.[a,b]	3,806	378,963
Federated Investors Inc. Class Bb	36,821	871,185
Walter Investment Management Corp.[a]	13,637	611,074
World Acceptance Corp.[a,b]	5,039	390,775

		2,251,997

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2013

Security	Shares	Value

ELECTRIC — 0.75%
Dynegy Inc.[a]	33,616	$672,320
MGE Energy Inc.	9,147	479,211

		1,151,531
ELECTRICAL COMPONENTS & EQUIPMENT — 2.49%
Acuity Brands Inc.	16,706	1,149,373
Belden Inc.	17,375	836,606
EnerSys Inc.[a]	19,160	784,219
GrafTech International Ltd.[a,b]	50,181	481,738
Littelfuse Inc.	8,628	552,278

		3,804,214
ELECTRONICS — 0.97%
Coherent Inc.	9,483	525,453
ESCO Technologies Inc.	10,583	435,702
Watts Water Technologies Inc. Class A	11,080	510,788

		1,471,943
ENGINEERING & CONSTRUCTION — 1.38%
EMCOR Group Inc.	26,221	952,609
Granite Construction Inc.	14,092	512,385
MasTec Inc.[a]	22,589	639,269

		2,104,263
ENTERTAINMENT — 1.51%
Churchill Downs Inc.	5,010	323,947
DreamWorks Animation SKG Inc. Class Aa	28,381	494,113
International Speedway Corp. Class A	10,207	279,774
Lions Gate Entertainment Corp.[a]	30,736	563,083
Regal Entertainment Group Class A	31,172	465,398
Scientific Games Corp. Class Aa	20,563	182,805

		2,309,120
ENVIRONMENTAL CONTROL — 1.52%
Covanta Holding Corp.	51,997	1,025,381
Mine Safety Appliances Co.	12,272	567,212
Tetra Tech Inc.[a]	25,157	720,999

		2,313,592
FOOD — 2.26%
B&G Foods Inc. Class A	20,730	657,141
J&J Snack Foods Corp.	5,886	401,131
Lancaster Colony Corp.	7,658	547,241
Sanderson Farms Inc.	7,792	393,340
Snyders-Lance Inc.	19,042	484,238
Tootsie Roll Industries Inc.	8,000	216,800
TreeHouse Foods Inc.[a]	14,244	753,935

		3,453,826
FOREST PRODUCTS & PAPER — 0.71%
Clearwater Paper Corp.[a]	9,047	409,919
Deltic Timber Corp.	4,246	308,090

Security	Shares	Value

KapStone Paper and Packaging Corp.	14,965	$359,160

		1,077,169
GAS — 0.44%
South Jersey Industries Inc.	12,326	669,055

		669,055
HAND & MACHINE TOOLS — 0.33%
Franklin Electric Co. Inc.	7,629	507,481

		507,481
HEALTH CARE — PRODUCTS — 3.30%
Alere Inc.[a]	30,098	639,884
Bruker Corp.[a]	36,890	622,334
Integra LifeSciences Holdings Corp.[a]	7,776	327,758
PSS World Medical Inc.[a]	19,865	574,694
Steris Corp.	23,002	867,866
Teleflex Inc.	16,092	1,206,900
West Pharmaceutical Services Inc.	13,432	795,309

		5,034,745
HEALTH CARE — SERVICES — 1.62%
AmSurg Corp.[a]	12,586	392,809
Emeritus Corp.[a]	11,737	317,838
HealthSouth Corp.[a]	37,617	897,541
WellCare Health Plans Inc.[a]	17,039	864,048

		2,472,236
HOLDING COMPANIES — DIVERSIFIED — 0.05%
Harbinger Group Inc.[a]	3,827	31,381
National Bank Holdings Corp. Class A	2,856	51,551

		82,932
HOME BUILDERS — 0.95%
Ryland Group Inc. (The)	17,869	709,757
Thor Industries Inc.	17,388	731,687

		1,441,444
HOME FURNISHINGS — 0.60%
Tempur-Pedic International Inc.[a]	23,545	917,313

		917,313
HOUSEHOLD PRODUCTS & WARES — 0.57%
Prestige Brands Holdings Inc.[a]	19,689	422,329
Spectrum Brands Holdings Inc.	8,838	447,556

		869,885
HOUSEWARES — 0.67%
Toro Co. (The)	23,064	1,015,508

		1,015,508
INSURANCE — 0.70%
Primerica Inc.	18,418	605,584

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2013

Security	Shares	Value

RLI Corp.	6,728	$464,299

		1,069,883
LEISURE TIME — 0.88%
Life Time Fitness Inc.[a,b]	15,777	800,367
WMS Industries Inc.[a]	21,689	536,803

		1,337,170
LODGING — 0.52%
Choice Hotels International Inc.	10,849	390,998
Orient-Express Hotels Ltd. Class Aa	34,498	400,867

		791,865
MACHINERY — 2.44%
Applied Industrial Technologies Inc.	16,563	728,109
Manitowoc Co. Inc. (The)	52,091	916,802
Robbins & Myers Inc.	16,717	974,267
Sauer-Danfoss Inc.	4,534	243,340
Zebra Technologies Corp. Class Aa	20,004	865,773

		3,728,291
MANUFACTURING — 2.84%
Actuant Corp. Class A	28,667	845,103
AZZ Inc.	9,868	422,252
Barnes Group Inc.	18,669	446,189
CLARCOR Inc.	19,668	992,447
ITT Corp.	36,447	935,959
LSB Industries Inc.[a]	7,333	303,586
TriMas Corp.[a]	12,564	388,102

		4,333,638
METAL FABRICATE & HARDWARE — 0.53%
Mueller Industries Inc.	11,093	591,922
Rexnord Corp.[a,b]	10,458	208,951

		800,873
MINING — 1.72%
AMCOL International Corp.	10,069	297,338
Compass Minerals International Inc.	13,000	936,650
Globe Specialty Metals Inc.	25,362	384,488
Hecla Mining Co.	113,001	593,255
Kaiser Aluminum Corp.	6,666	414,358

		2,626,089
OFFICE FURNISHINGS — 0.99%
Herman Miller Inc.	23,122	571,114
HNI Corp.	17,839	563,177
Interface Inc.	22,808	382,718

		1,517,009
OIL & GAS — 3.57%
Berry Petroleum Co. Class A	17,837	$656,758
Bill Barrett Corp.[a]	18,772	299,789
Comstock Resources Inc.[a]	17,461	254,756
Contango Oil & Gas Co.	5,139	220,617

Security	Shares	Value

EXCO Resources Inc.	57,523	368,723
Gran Tierra Energy Inc.[a,b]	106,316	566,664
McMoRan Exploration Co.[a]	39,579	625,744
Patterson-UTI Energy Inc.	58,745	1,194,873
PDC Energy Inc.[a]	11,798	436,880
Unit Corp.[a]	17,060	821,098

		5,445,902
OIL & GAS SERVICES — 1.02%
C&J Energy Services Inc.[a]	17,101	391,784
Key Energy Services Inc.[a]	60,181	489,271
MRC Global Inc.[a]	9,360	287,633
RPC Inc.[b]	25,698	384,699

		1,553,387
PACKAGING & CONTAINERS — 0.57%
Graphic Packaging Holding Co.[a]	44,433	311,475
Greif Inc. Class A	11,977	562,680

		874,155
PHARMACEUTICALS — 0.94%
Impax Laboratories Inc.[a]	25,648	517,064
Synageva BioPharma Corp.[a,b]	3,749	173,429
VCA Antech Inc.[a]	34,581	746,949

		1,437,442
PIPELINES — 0.47%
SemGroup Corp. Class Aa	16,569	715,118

		715,118
REAL ESTATE — 0.72%
Kennedy-Wilson Holdings Inc.	16,161	242,253
St. Joe Co. (The)[a,b]	36,409	855,612

		1,097,865
REAL ESTATE INVESTMENT TRUSTS — 11.05%
American Assets Trust Inc.	13,389	386,942
Colonial Properties Trust	32,630	714,923
Corporate Office Properties Trust	31,497	833,411
Cousins Properties Inc.	35,314	314,295
CubeSmart	47,039	717,345
DCT Industrial Trust Inc.	106,045	748,678
EastGroup Properties Inc.	11,731	657,405
Equity One Inc.	24,533	554,691
Highwoods Properties Inc.	20,555	739,980
LaSalle Hotel Properties	37,120	1,013,376
Lexington Realty Trust[b]	59,901	658,911
LTC Properties Inc.[b]	12,093	450,343
Medical Properties Trust Inc.[b]	53,447	718,862
Mid-America Apartment Communities Inc.	16,627	1,086,907
National Health Investors Inc.[b]	9,564	608,749
Omega Healthcare Investors Inc.[b]	44,092	1,126,991
Pebblebrook Hotel Trust	23,999	597,815
Potlatch Corp.	15,979	693,329
PS Business Parks Inc.	7,148	510,081
RLJ Lodging Trust	41,932	876,798
Sovran Self Storage Inc.	12,020	784,185

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2013

Security	Shares	Value

Spirit Realty Capital Inc.	11,909	$231,749
Sun Communities Inc.[b]	10,663	457,976
Sunstone Hotel Investors Inc.[a]	53,988	624,641
Washington Real Estate Investment Trust	26,224	746,860

		16,855,243
RETAIL — 10.96%
Abercrombie & Fitch Co. Class A	31,221	1,561,050
Aeropostale Inc.[a]	30,512	412,827
ANN INC.[a]	19,067	588,026
Asbury Automotive Group Inc.[a,b]	12,283	436,783
Brinker International Inc.	28,738	940,882
Buckle Inc. (The)[b]	10,838	507,002
Casey’s General Stores Inc.	15,068	824,672
Cheesecake Factory Inc. (The)	19,673	652,357
Children’s Place Retail Stores Inc. (The)[a,b]	9,351	466,054
Coinstar Inc.[a,b]	11,902	605,574
Cracker Barrel Old Country Store Inc.	9,383	608,206
DineEquity Inc.[a,b]	6,144	450,109
DSW Inc. Class A	12,642	846,129
Express Inc.[a]	34,302	630,471
Fifth & Pacific Companies Inc.[a]	44,858	677,356
Finish Line Inc. (The) Class A	19,818	369,408
Genesco Inc.[a]	9,547	595,065
Group 1 Automotive Inc.	8,476	574,164
Jack in the Box Inc.[a]	16,974	492,755
Jos. A. Bank Clothiers Inc.[a,b]	11,060	448,372
Mattress Firm Holding Corp.[a,b]	2,764	77,503
Papa John’s International Inc.[a]	6,895	386,809
Pier 1 Imports Inc.	42,463	921,022
Saks Inc.[a,b]	40,191	434,465
Texas Roadhouse Inc.	23,276	409,425
Wendy’s Co. (The)	111,247	571,810
World Fuel Services Corp.	28,337	1,221,608

		16,709,904
SAVINGS & LOANS — 0.83%
Capitol Federal Financial Inc.	55,662	654,028
EverBank Financial Corp.	9,407	137,248
Northwest Bancshares Inc.	38,649	471,518

		1,262,794
SEMICONDUCTORS — 4.24%
Advanced Micro Devices Inc.[a,b]	239,584	622,918
Entegris Inc.[a]	54,379	536,177
Fairchild Semiconductor International Inc.[a]	49,980	738,205
Freescale Semiconductor Ltd.[a]	19,355	279,680
Integrated Device Technology Inc.[a]	56,209	406,391
Intersil Corp. Class A	50,289	435,000
Microsemi Corp.[a]	35,551	743,727
OmniVision Technologies Inc.[a,b]	20,873	320,818
PMC-Sierra Inc.[a]	79,639	460,313
QLogic Corp.[a]	36,873	425,883
Rovi Corp.[a]	40,898	707,126
Semtech Corp.[a]	26,059	785,940

		6,462,178

Security	Shares	Value

SHIPBUILDING — 0.57%
Huntington Ingalls Industries Inc.	19,558	$866,419

		866,419
SOFTWARE — 1.19%
Acxiom Corp.[a]	29,460	522,326
Compuware Corp.[a]	83,786	973,593
Verint Systems Inc.[a,b]	9,239	312,278

		1,808,197
STORAGE & WAREHOUSING — 0.08%
Wesco Aircraft Holdings Inc.[a]	8,536	118,053

		118,053
TELECOMMUNICATIONS — 3.54%
ADTRAN Inc.	24,789	500,738
ARRIS Group Inc.[a]	44,669	737,932
JDS Uniphase Corp.[a]	91,936	1,333,991
Loral Space & Communications Inc.	4,916	288,520
NETGEAR Inc.[a,b]	15,101	530,196
Plantronics Inc.	16,827	691,926
Polycom Inc.[a]	69,060	761,732
RF Micro Devices Inc.[a]	110,529	552,645

		5,397,680
TEXTILES — 0.32%
UniFirst Corp.	5,932	484,882

		484,882
TRANSPORTATION — 2.22%
Con-way Inc.	22,067	692,462
GulfMark Offshore Inc. Class A	9,558	332,236
Knight Transportation Inc.	23,489	374,650
Swift Transportation Co.[a]	32,638	445,835
Teekay Corp.	14,799	520,629
UTi Worldwide Inc.	40,988	604,983
Werner Enterprises Inc.	17,663	417,200

		3,387,995
TRUCKING & LEASING — 0.82%
AMERCO	2,828	380,253
GATX Corp.	18,447	873,465

		1,253,718

TOTAL COMMON STOCKS (Cost: $133,420,347)		152,308,059

SHORT-TERM INVESTMENTS — 8.78%

MONEY MARKET FUNDS — 8.78%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.22%[c,d,e]	12,388,838	12,388,838

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

January 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares 0.20%[c,d,e]	867,067	$867,067
BlackRock Cash Funds: Treasury, SL Agency Shares 0.03%[c,d]	131,030	131,030

		13,386,935

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,386,935)		13,386,935

TOTAL INVESTMENTS IN SECURITIES — 108.65% (Cost: $146,807,282)		165,694,994
Other Assets, Less Liabilities — (8.65)%		(13,193,145)

NET ASSETS — 100.00%		$152,501,849

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

102

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

ADVERTISING — 0.04%
Millennial Media Inc.[a,b]	3,482	$40,182

		40,182
AEROSPACE & DEFENSE — 0.45%
HEICO Corp. Class A	11,822	402,066

		402,066
AGRICULTURE — 0.27%
Vector Group Ltd.	15,459	240,233

		240,233
APPAREL — 0.76%
Oxford Industries Inc.	3,788	187,052
Steven Madden Ltd.[a]	10,792	497,295

		684,347
AUTO PARTS & EQUIPMENT — 0.28%
Dorman Products Inc.	7,147	247,501

		247,501
BANKS — 1.37%
SVB Financial Group[a]	11,775	781,507
Texas Capital Bancshares Inc.[a]	10,715	443,601

		1,225,108
BEVERAGES — 0.35%
Boston Beer Co. Inc. (The) Class Aa,b	2,225	312,256

		312,256
BIOTECHNOLOGY — 3.60%
Acorda Therapeutics Inc.[a]	10,650	307,572
Cubist Pharmaceuticals Inc.[a]	17,031	733,014
Incyte Corp.[a,b]	34,683	637,474
Lexicon Pharmaceuticals Inc.[a,b]	135,878	289,420
Myriad Genetics Inc.[a]	21,514	582,169
United Therapeutics Corp.[a]	12,491	673,140

		3,222,789
BUILDING MATERIALS — 1.27%
Eagle Materials Inc.	12,296	796,412
Simpson Manufacturing Co. Inc.	10,637	344,851

		1,141,263
CHEMICALS — 0.93%
American Vanguard Corp.	6,332	214,655
Balchem Corp.	7,789	291,309

Security	Shares	Value

Intrepid Potash Inc.	14,178	$330,347

		836,311
COAL — 0.69%
Walter Energy Inc.	16,522	620,401

		620,401
COMMERCIAL SERVICES — 8.04%
Acacia Research Corp.[a]	13,204	337,098
Accretive Health Inc.[a,b]	14,068	181,618
Advisory Board Co. (The)[a]	9,200	498,916
Arbitron Inc.	6,938	325,392
Cardtronics Inc.[a]	11,792	305,295
Corporate Executive Board Co. (The)	8,860	443,975
CoStar Group Inc.[a]	7,098	665,650
ExlService Holdings Inc.[a]	6,912	205,010
Grand Canyon Education Inc.[a,b]	11,143	265,872
Healthcare Services Group Inc.	17,880	431,802
HMS Holdings Corp.[a]	22,977	626,353
MAXIMUS Inc.	9,011	617,884
Monro Muffler Brake Inc.	7,800	282,516
On Assignment Inc.[a]	11,560	282,642
PAREXEL International Corp.[a]	15,539	525,995
Sotheby’s	17,918	643,615
Team Health Holdings Inc.[a]	8,041	272,349
VistaPrint NVa,b	7,906	283,430

		7,195,412
COMPUTERS — 2.52%
3D Systems Corp.[a,b]	12,975	750,604
Fusion-io Inc.[a,b]	18,285	319,622
iGATE Corp.[a]	8,062	140,924
LivePerson Inc.[a]	13,361	178,636
Manhattan Associates Inc.[a]	5,270	361,048
NetScout Systems Inc.[a]	9,533	248,144
Syntel Inc.	4,447	259,215

		2,258,193
DISTRIBUTION & WHOLESALE — 1.03%
MWI Veterinary Supply Inc.[a]	3,172	356,247
Pool Corp.	12,342	565,511

		921,758
DIVERSIFIED FINANCIAL SERVICES — 4.76%
Air Lease Corp.[a]	17,636	420,971
CBOE Holdings Inc.	23,084	782,086
Cohen & Steers Inc.	4,738	155,833
E*TRADE Financial Corp.[a]	68,083	722,361
Financial Engines Inc.[a,b]	10,920	363,199
GAMCO Investors Inc. Class A	1,210	68,183
Greenhill & Co. Inc.	6,956	409,708
MarketAxess Holdings Inc.	9,890	373,941
Portfolio Recovery Associates Inc.[a]	4,459	476,890
Stifel Financial Corp.[a]	13,169	485,278

		4,258,450

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

ELECTRIC — 0.11%
Ormat Technologies Inc.[b]	4,709	$100,113

		100,113
ELECTRICAL COMPONENTS & EQUIPMENT — 0.62%
Generac Holdings Inc.	6,864	255,203
Universal Display Corp.[a]	10,730	298,509

		553,712
ELECTRONICS — 4.13%
Analogic Corp.	3,244	247,160
Cymer Inc.[a]	8,235	847,958
FEI Co.[b]	10,073	614,050
Gentex Corp.	37,754	722,234
II-VI Inc.[a]	14,466	246,211
InvenSense Inc.[a]	9,473	138,306
OSI Systems Inc.[a]	4,984	271,429
Woodward Inc.	15,915	611,295

		3,698,643
ENERGY — ALTERNATE SOURCES — 0.25%
Clean Energy Fuels Corp.[a,b]	17,413	223,061

		223,061
ENTERTAINMENT — 1.39%
Bally Technologies Inc.[a]	10,836	521,862
SHFL Entertainment Inc.[a]	14,840	219,632
Vail Resorts Inc.	9,436	498,692

		1,240,186
ENVIRONMENTAL CONTROL — 0.59%
Darling International Inc.[a]	31,112	524,859

		524,859
FOOD — 2.13%
Fresh Market Inc. (The)[a]	10,799	527,963
Hain Celestial Group Inc.[a]	11,854	675,560
United Natural Foods Inc.[a]	13,031	703,413

		1,906,936
HEALTH CARE — PRODUCTS — 5.53%
ABIOMED Inc.[a,b]	9,542	133,111
Cepheid Inc.[a]	17,527	634,828
Cyberonics Inc.[a]	6,322	274,122
DexCom Inc.[a]	18,374	279,836
Endologix Inc.[a]	14,787	226,685
Genomic Health Inc.[a]	4,957	139,044
Haemonetics Corp.[a]	13,630	571,642
HeartWare International Inc.[a]	3,099	280,088
Insulet Corp.[a]	13,843	319,358
Masimo Corp.	13,812	280,384
Meridian Bioscience Inc.	10,949	229,381
TECHNE Corp.	9,152	656,015
Thoratec Corp.[a]	15,527	567,201

Security	Shares	Value

Volcano Corp.[a]	14,294	$357,922

		4,949,617
HEALTH CARE — SERVICES — 1.11%
Air Methods Corp.	9,195	402,005
Centene Corp.[a]	13,647	589,005

		991,010
HOME BUILDERS — 0.68%
Meritage Homes Corp.[a]	8,211	363,255
Standard-Pacific Corp.[a]	29,223	242,551

		605,806
HOME FURNISHINGS — 0.85%
Select Comfort Corp.[a]	14,861	327,239
TiVo Inc.[a]	32,676	435,898

		763,137
HOUSEHOLD PRODUCTS & WARES — 0.14%
Tumi Holdings Inc.[a]	5,394	121,311

		121,311
INTERNET — 5.68%
Bankrate Inc.[a,b]	10,578	130,850
Bazaarvoice Inc.[a]	9,416	72,786
BroadSoft Inc.[a,b]	7,382	250,766
Cogent Communications Group Inc.	11,511	285,127
Dealertrack Technologies Inc.[a,b]	11,327	357,707
ExactTarget Inc.[a]	6,302	138,581
HomeAway Inc.[a]	8,604	206,238
Kayak Software Corp.[a]	908	36,656
Liquidity Services Inc.[a]	6,506	207,346
NIC Inc.	15,596	254,215
OpenTable Inc.[a]	6,026	317,510
Pandora Media Inc.[a,b]	25,528	294,083
Sapient Corp.[a]	29,265	354,399
Shutterfly Inc.[a,b]	8,156	269,800
Sourcefire Inc.[a]	7,979	339,905
ValueClick Inc.[a]	18,756	383,935
VirnetX Holding Corp.[a,b]	11,113	388,066
WebMD Health Corp.[a]	13,286	219,618
Yelp Inc.[a]	4,378	92,989
Zillow Inc. Class Aa,b	3,635	137,548
Zynga Inc. Class Aa	126,822	343,688

		5,081,813
LEISURE TIME — 1.18%
Brunswick Corp.	23,686	856,486
Interval Leisure Group Inc.	10,254	203,029

		1,059,515
LODGING — 0.53%
Ryman Hospitality Properties Inc.[b]	11,963	478,161

		478,161

104

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

MACHINERY — 2.19%
Chart Industries Inc.[a]	7,929	$524,820
Cognex Corp.	10,544	418,175
Lindsay Corp.	3,375	314,010
Middleby Corp. (The)[a,b]	4,955	700,439

		1,957,444
MANUFACTURING — 2.80%
A.O. Smith Corp.	10,256	710,536
Hexcel Corp.[a]	26,375	706,586
Polypore International Inc.[a,b]	12,300	474,657
Proto Labs Inc.[a]	2,395	98,506
Raven Industries Inc.	9,626	259,228
Sturm, Ruger & Co. Inc.[b]	5,081	257,963

		2,507,476
METAL FABRICATE & HARDWARE — 0.35%
RBC Bearings Inc.[a]	6,031	318,015

		318,015
MINING — 1.61%
Coeur d’Alene Mines Corp.[a]	23,637	512,923
Gold Resource Corp.[b]	7,942	108,805
McEwen Mining Inc.[a]	69,558	217,717
Molycorp Inc.[a,b]	25,611	189,009
Stillwater Mining Co.[a]	30,829	414,958

		1,443,412
OIL & GAS — 3.48%
Approach Resources Inc.[a]	8,789	233,699
Carrizo Oil & Gas Inc.[a]	9,674	207,798
Gulfport Energy Corp.[a]	15,698	647,856
Halcon Resources Corp.[a]	26,500	202,460
Kodiak Oil & Gas Corp.[a]	69,804	642,197
Northern Oil and Gas Inc.[a]	15,655	258,934
Pacific Drilling SAa	17,687	184,122
Rosetta Resources Inc.[a]	13,895	736,713

		3,113,779
OIL & GAS SERVICES — 2.27%
CARBO Ceramics Inc.	5,179	414,890
Forum Energy Technologies Inc.[a]	4,587	117,014
Hornbeck Offshore Services Inc.[a]	8,451	311,081
ION Geophysical Corp.[a]	31,857	216,628
Lufkin Industries Inc.	8,880	514,241
Targa Resources Corp.	7,620	459,943

		2,033,797
PHARMACEUTICALS — 5.49%
Akorn Inc.[a,b]	17,969	235,214
Align Technology Inc.[a]	18,924	593,457
Auxilium Pharmaceuticals Inc.[a]	13,050	240,120
Ironwood Pharmaceuticals Inc. Class Aa	21,927	281,104
Isis Pharmaceuticals Inc.[a,b]	26,704	388,009
Nektar Therapeutics[a],[b]	30,542	261,745
Neogen Corp.[a]	5,920	275,221

Security	Shares	Value

Opko Health Inc.[a,b]	36,416	$233,791
Questcor Pharmaceuticals Inc.[b]	15,422	392,953
Salix Pharmaceuticals Ltd.[a]	13,221	633,286
Taro Pharmaceutical Industries Ltd.[a]	4,016	187,065
Theravance Inc.[a]	18,075	402,169
ViroPharma Inc.[a]	17,402	463,937
VIVUS Inc.[a,b]	26,675	323,034

		4,911,105
REAL ESTATE — 0.60%
Howard Hughes Corp. (The)[a]	7,425	534,600

		534,600
REAL ESTATE INVESTMENT TRUSTS — 3.44%
Acadia Realty Trust	13,437	351,243
Alexander’s Inc.	556	185,070
DiamondRock Hospitality Co.	51,533	469,981
DuPont Fabros Technology Inc.[b]	16,702	394,835
Education Realty Trust Inc.	29,973	322,210
Healthcare Trust of America Inc., Class A	14,157	151,622
Hudson Pacific Properties Inc.	7,353	157,575
Post Properties Inc.	14,389	698,010
Strategic Hotels & Resorts Inc.[a]	47,138	344,579

		3,075,125
RETAIL — 4.27%
BJ’s Restaurants Inc.[a]	6,540	209,084
Buffalo Wild Wings Inc.[a]	4,933	362,822
Domino’s Pizza Inc.	15,010	699,016
First Cash Financial Services Inc.[a]	6,988	372,530
Francesca’s Holdings Corp.[a,b]	9,297	264,035
Hibbett Sports Inc.[a]	6,845	360,458
Lumber Liquidators Holdings Inc.[a]	7,164	423,965
PriceSmart Inc.	4,861	374,346
Vera Bradley Inc.[a,b]	5,674	143,495
Vitamin Shoppe Inc.[a,b]	7,966	486,563
Zumiez Inc.[a]	5,896	124,406

		3,820,720
SAVINGS & LOANS — 0.25%
Investors Bancorp Inc.	12,464	219,990

		219,990
SEMICONDUCTORS — 4.31%
Atmel Corp.[a]	116,295	779,177
Cavium Inc.[a]	13,280	444,083
Cirrus Logic Inc.[a]	17,297	488,294
Cypress Semiconductor Corp.	34,880	358,218
Hittite Microwave Corp.[a]	7,155	439,174
Power Integrations Inc.	7,683	287,344
Silicon Laboratories Inc.[a]	10,130	442,073
Ultratech Inc.[a]	7,166	291,871
Veeco Instruments Inc.[a,b]	10,384	326,577

		3,856,811
SOFTWARE — 10.77%
ACI Worldwide Inc.[a]	10,401	494,463

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

January 31, 2013

Security	Shares	Value

Advent Software Inc.[a,b]	8,397	$206,986
Allscripts Healthcare Solutions Inc.[a]	45,292	501,835
Aspen Technology Inc.[a]	24,686	755,392
athenahealth Inc.[a]	9,597	829,853
Blackbaud Inc.	11,977	298,467
Bottomline Technologies Inc.[a]	9,913	288,270
CommVault Systems Inc.[a]	11,190	858,609
Cornerstone OnDemand Inc.[a]	8,300	271,244
EPAM Systems Inc.[a],b	3,717	77,016
Fair Isaac Corp.	9,214	415,275
Guidewire Software Inc.[a]	7,629	252,672
MedAssets Inc.[a]	13,625	266,369
Medidata Solutions Inc.[a]	5,909	276,482
MicroStrategy Inc. Class Aa	2,352	235,835
Pegasystems Inc.	4,622	111,159
Progress Software Corp.[a]	16,861	395,728
PTC Inc.[a]	31,599	732,465
QLIK Technologies Inc.[a]	19,500	433,095
Quality Systems Inc.	10,562	192,651
RealPage Inc.[a],b	9,602	224,111
SS&C Technologies Holdings Inc.[a]	10,878	246,169
Synchronoss Technologies Inc.[a],b	7,160	170,480
Tyler Technologies Inc.[a]	6,969	376,674
Ultimate Software Group Inc. (The)[a]	7,221	733,220

		9,644,520

STORAGE & WAREHOUSING — 0.27%
Mobile Mini Inc.[a,b]	10,060	241,440

		241,440

TELECOMMUNICATIONS — 4.84%
Acme Packet Inc.[a]	15,203	367,456
Aruba Networks Inc.[a],b	28,504	656,732
Ciena Corp.[a]	26,573	416,133
DigitalGlobe Inc.[a]	19,343	541,024
Finisar Corp.[a]	24,622	381,641
InterDigital Inc.	10,813	469,176
Ixia[a]	14,009	266,031
NeuStar Inc. Class Aa	17,536	791,575
Ubiquiti Networks Inc.[b]	2,778	35,781
ViaSat Inc.[a],b	10,569	405,955

		4,331,504
TRANSPORTATION — 1.68%
Forward Air Corp.	7,791	289,124
Heartland Express Inc.	12,080	167,066
Hub Group Inc. Class Aa	9,415	346,566
Landstar System Inc.	12,288	700,908

		1,503,664

TOTAL COMMON STOCKS
(Cost: $78,081,663)		89,417,552

Security	Shares	Value

SHORT-TERM INVESTMENTS — 13.55%

MONEY MARKET FUNDS — 13.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	11,276,003	$11,276,003
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	789,181	789,181
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	65,271	65,271

		12,130,455

TOTAL SHORT-TERM INVESTMENTS		12,130,455

(Cost: $12,130,455)
TOTAL INVESTMENTS IN SECURITIES — 113.45%		101,548,007
(Cost: $90,212,118)
Other Assets, Less Liabilities — (13.45)%		(12,036,125)

NET ASSETS — 100.00%		$89,511,882

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

106

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.92%

ADVERTISING — 0.08%
Clear Channel Outdoor Holdings Inc. Class A	25,004	$187,530

		187,530
AEROSPACE & DEFENSE — 3.20%
Alliant Techsystems Inc.	20,490	1,326,113
Curtiss-Wright Corp.	29,331	1,045,650
Esterline Technologies Corp.[a]	19,354	1,284,912
Exelis Inc.	118,523	1,302,568
Moog Inc. Class Aa	28,451	1,246,154
Spirit AeroSystems Holdings Inc. Class Aa	69,939	1,114,827

		7,320,224
AGRICULTURE — 0.35%
Universal Corp.	14,783	803,900

		803,900
AIRLINES — 1.00%
JetBlue Airways Corp.[a,b]	143,834	835,675
US Airways Group Inc.[a]	101,963	1,456,032

		2,291,707
APPAREL — 0.70%
Iconix Brand Group Inc.[a,b]	43,180	1,038,479
Jones Group Inc. (The)	47,995	575,940

		1,614,419
AUTO MANUFACTURERS — 1.55%
Navistar International Corp.[a,b]	49,735	1,297,586
Oshkosh Corp.[a]	57,459	2,251,244

		3,548,830
AUTO PARTS & EQUIPMENT — 1.09%
Cooper Tire & Rubber Co.	39,811	1,013,588
Dana Holding Corp.	92,963	1,494,845

		2,508,433
BANKS — 8.72%
Associated Banc-Corp	107,734	1,537,364
Bank of Hawaii Corp.	28,308	1,361,332
CapitalSource Inc.	133,831	1,085,369
CVB Financial Corp.	55,571	611,281
F.N.B. Corp.	88,481	1,025,495
First Financial Bancorp	36,789	562,504
FirstMerit Corp.	69,385	1,056,734
Fulton Financial Corp.	124,913	1,360,303
IBERIABANK Corp.	18,619	958,692
International Bancshares Corp.	34,351	671,562
MB Financial Inc.	34,556	773,018
Old National Bancorp	63,935	854,172

Security	Shares	Value

PacWest Bancorp	20,318	$558,339
Park National Corp.	8,069	528,116
Sterling Financial Corp.	18,468	398,724
Susquehanna Bancshares Inc.	116,972	1,335,820
TCF Financial Corp.	102,450	1,399,467
Trustmark Corp.	40,996	948,237
United Bankshares Inc.	23,488	598,709
Valley National Bancorp	124,796	1,221,753
Webster Financial Corp.	50,345	1,120,176

		19,967,167
BIOTECHNOLOGY — 0.27%
PDL BioPharma Inc.	88,826	611,123

		611,123
CHEMICALS — 2.70%
Axiall Corp.[a,b]	43,840	2,462,931
Cabot Corp.	37,514	1,404,149
Kronos Worldwide Inc.[b]	13,244	256,801
Olin Corp.	50,256	1,168,955
Stepan Co.	10,494	615,578
Tronox Ltd. Class A	14,352	271,970

		6,180,384
COAL — 1.57%
Alpha Natural Resources Inc.[a]	139,312	1,234,304
Arch Coal Inc.	134,317	956,337
Cloud Peak Energy Inc.[a,b]	38,529	674,643
SunCoke Energy Inc.[a]	44,128	731,642

		3,596,926
COMMERCIAL SERVICES — 6.44%
ABM Industries Inc.	31,816	697,407
Apollo Group Inc. Class Aa	63,140	1,276,691
Avis Budget Group Inc.[a]	66,790	1,437,989
Booz Allen Hamilton Holding Corp.	24,669	341,912
Brink’s Co. (The)	30,255	902,204
Deluxe Corp.	31,924	1,174,484
DeVry Inc.	36,165	910,273
FTI Consulting Inc.[a,b]	26,265	853,613
GEO Group Inc. (The)	44,261	1,443,794
Lender Processing Services Inc.	53,611	1,288,808
Matthews International Corp. Class A	17,355	568,550
PHH Corp.[a]	35,747	782,144
R.R. Donnelley & Sons Co.[b]	114,052	1,049,278
Rent-A-Center Inc.	37,178	1,326,511
Valassis Communications Inc.	24,740	694,204

		14,747,862
COMPUTERS — 2.37%
Brocade Communications Systems Inc.[a]	287,237	1,642,996
CACI International Inc. Class Aa,b	14,391	771,789
Diebold Inc.	39,954	1,176,246
j2 Global Inc.	27,312	869,068
Lexmark International Inc. Class A	40,517	974,839

		5,434,938

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

COSMETICS & PERSONAL CARE — 0.05%
Revlon Inc. Class Aa,b	7,034	$110,786

		110,786
DISTRIBUTION & WHOLESALE — 1.87%
Ingram Micro Inc. Class Aa	94,234	1,713,174
Owens & Minor Inc.[b]	39,757	1,216,962
ScanSource Inc.[a,b]	17,454	507,213
United Stationers Inc.	25,362	845,569

		4,282,918
DIVERSIFIED FINANCIAL SERVICES — 0.91%
Aircastle Ltd.[b]	35,727	493,033
Janus Capital Group Inc.	117,406	1,091,876
Nelnet Inc. Class A	16,442	500,330

		2,085,239
ELECTRIC — 6.80%
ALLETE Inc.	21,912	1,011,020
Avista Corp.	37,836	978,439
Black Hills Corp.	27,698	1,117,614
CH Energy Group Inc.	9,433	613,145
Cleco Corp.	38,127	1,629,929
El Paso Electric Co.	25,291	852,054
Empire District Electric Co. (The)	26,777	567,940
Hawaiian Electric Industries Inc.	61,378	1,655,365
IDACORP Inc.	31,467	1,460,383
NorthWestern Corp.	23,580	872,224
PNM Resources Inc.	50,388	1,076,288
Portland General Electric Co.	47,373	1,360,553
UIL Holdings Corp.	31,954	1,189,008
UNS Energy Corp.	26,170	1,185,239

		15,569,201
ELECTRICAL COMPONENTS & EQUIPMENT — 0.46%
General Cable Corp.[a]	31,198	1,048,877

		1,048,877
ELECTRONICS — 2.54%
AVX Corp.	29,965	341,301
Benchmark Electronics Inc.[a,b]	34,994	614,495
Brady Corp. Class A	29,117	1,015,892
Itron Inc.[a]	24,793	1,150,147
Plexus Corp.[a]	22,144	565,115
Tech Data Corp.[a]	23,679	1,205,498
Vishay Intertechnology Inc.[a]	83,474	917,379

		5,809,827
ENGINEERING & CONSTRUCTION — 1.55%
AECOM Technology Corp.[a]	67,949	1,737,456
McDermott International Inc.[a]	148,208	1,803,691

		3,541,147

Security	Shares	Value

ENTERTAINMENT — 0.35%
Marriott Vacations Worldwide Corp.[a]	18,065	$801,725

		801,725
FOOD — 1.61%
Cal-Maine Foods Inc.	8,832	368,118
Dole Food Co. Inc.[a]	23,082	257,133
Fresh Del Monte Produce Inc.[b]	24,194	637,512
Harris Teeter Supermarkets Inc.	30,924	1,283,037
Pilgrim’s Pride Corp.[a,b]	37,744	318,937
Seaboard Corp.	198	535,255
Weis Markets Inc.	6,941	279,445

		3,679,437
FOREST PRODUCTS & PAPER — 1.03%
Buckeye Technologies Inc.	24,400	701,500
Resolute Forest Products Inc.[a]	63,599	867,490
Schweitzer-Mauduit International Inc.	19,569	797,241

		2,366,231
GAS — 3.55%
Laclede Group Inc. (The)	13,245	528,740
New Jersey Resources Corp.	26,370	1,108,331
Northwest Natural Gas Co.	16,948	769,778
Piedmont Natural Gas Co.	45,231	1,436,537
Southwest Gas Corp.	29,159	1,298,742
Vectren Corp.	51,704	1,631,778
WGL Holdings Inc.	32,373	1,357,400

		8,131,306
HEALTH CARE — PRODUCTS — 0.55%
Hill-Rom Holdings Inc.	38,149	1,265,784

		1,265,784
HEALTH CARE — SERVICES — 4.85%
Community Health Systems Inc.	57,352	2,198,302
Health Management Associates Inc. Class Aa	160,993	1,680,767
Health Net Inc.[a]	50,988	1,386,873
LifePoint Hospitals Inc.[a]	30,960	1,353,262
Magellan Health Services Inc.[a]	17,509	898,212
Molina Healthcare Inc.[a]	18,821	540,351
Select Medical Holdings Corp.	24,962	243,130
Tenet Healthcare Corp.[a]	66,979	2,600,794
Universal American Corp.	21,619	202,570

		11,104,261
HOME BUILDERS — 0.81%
KB Home	47,216	900,409
M.D.C. Holdings Inc.	24,399	959,369

		1,859,778
HOUSEHOLD PRODUCTS & WARES — 0.58%
ACCO Brands Corp.[a,b]	71,410	594,845

108

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

Helen of Troy Ltd.[a,b]	20,064	$726,317

		1,321,162
INSURANCE — 9.70%
American National Insurance Co.	4,589	354,317
AmTrust Financial Services Inc.[b]	16,807	558,665
Argo Group International Holdings Ltd.[b]	15,867	572,640
Aspen Insurance Holdings Ltd.	44,695	1,524,546
Assured Guaranty Ltd.	122,005	2,211,951
CNO Financial Group Inc.	142,447	1,462,931
Endurance Specialty Holdings Ltd.	27,270	1,170,428
Enstar Group Ltd.[a,b]	5,250	646,065
FBL Financial Group Inc. Class A	7,198	251,426
First American Financial Corp.	67,322	1,608,323
Greenlight Capital Re Ltd. Class Aa	18,494	444,781
Hanover Insurance Group Inc. (The)	28,081	1,167,046
Kemper Corp.	34,300	1,142,533
MBIA Inc.[a,b]	89,188	767,909
Mercury General Corp.	12,341	488,704
Montpelier Re Holdings Ltd.[b]	35,013	853,617
Old Republic International Corp.	151,887	1,731,512
OneBeacon Insurance Group Ltd. Class Ab	14,425	197,045
Platinum Underwriters Holdings Ltd.[b]	20,661	1,006,810
Protective Life Corp.	49,683	1,571,970
Selective Insurance Group Inc.	34,693	711,553
StanCorp Financial Group Inc.	27,737	1,078,692
Symetra Financial Corp.	48,848	681,430

		22,204,894
IRON & STEEL — 0.72%
Commercial Metals Co.	72,978	1,215,084
Schnitzer Steel Industries Inc. Class A	14,854	431,954

		1,647,038
MACHINERY — 1.29%
Briggs & Stratton Corp.	29,985	711,544
Terex Corp.[a]	69,490	2,250,086

		2,961,630
MANUFACTURING — 2.51%
Crane Co.	30,044	1,510,612
Harsco Corp.	50,544	1,288,366
Hillenbrand Inc.	39,649	981,313
Trinity Industries Inc.	49,611	1,969,557

		5,749,848
MEDIA — 1.55%
Meredith Corp.[b]	22,731	824,226
New York Times Co. (The) Class Aa	76,805	680,492
Scholastic Corp.	16,596	492,237
Sinclair Broadcast Group Inc. Class A	32,872	452,976
Washington Post Co. (The) Class B	2,833	1,092,632

		3,542,563

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.40%
Worthington Industries Inc.	33,197	$912,254

		912,254
OFFICE FURNISHINGS — 0.29%
Steelcase Inc. Class A	49,729	677,806

		677,806
OIL & GAS — 1.40%
Delek US Holdings Inc.	10,931	371,326
Forest Oil Corp.[a]	74,716	520,023
Stone Energy Corp.[a]	31,233	702,743
W&T Offshore Inc.	22,098	388,925
Western Refining Inc.	36,353	1,222,551

		3,205,568
OIL & GAS SERVICES — 1.55%
Exterran Holdings Inc.[a]	41,093	955,001
Helix Energy Solutions Group Inc.[a]	61,465	1,457,950
SEACOR Holdings Inc.	12,419	1,129,757

		3,542,708
REAL ESTATE INVESTMENT TRUSTS — 9.40%
Anworth Mortgage Asset Corp.[b]	90,107	564,070
ARMOUR Residential REIT Inc.	193,818	1,391,613
Brandywine Realty Trust	89,959	1,145,178
Capstead Mortgage Corp.[b]	62,399	772,500
CommonWealth REIT	53,085	872,718
CYS Investments Inc.	109,753	1,426,789
First Industrial Realty Trust Inc.[a,b]	56,442	884,446
Franklin Street Properties Corp.[b]	45,543	592,059
Glimcher Realty Trust[b]	89,861	999,254
Government Properties Income Trust[b]	27,234	676,765
Hatteras Financial Corp.	62,053	1,680,395
Healthcare Realty Trust Inc.	54,721	1,394,291
Hersha Hospitality Trust	109,047	575,768
Invesco Mortgage Capital Inc.	72,943	1,582,863
Mack-Cali Realty Corp.	52,303	1,421,073
NorthStar Realty Finance Corp.[b]	100,884	786,895
Pennsylvania Real Estate Investment Trust	33,321	614,439
PennyMac Mortgage Investment Trust	37,285	991,781
Redwood Trust Inc.	51,100	976,010
Starwood Property Trust Inc.	85,069	2,181,169

		21,530,076
RETAIL — 3.94%
Barnes & Noble Inc.[a,b]	23,867	318,386
Big Lots Inc.[a]	36,306	1,167,238
Bob Evans Farms Inc.	17,721	784,509
Cash America International Inc.	18,323	877,855
Cato Corp. (The) Class A	17,017	469,159
EZCORP Inc. Class A NVS[a]	28,530	633,366
Guess? Inc.	38,761	1,050,035
Men’s Wearhouse Inc. (The)	30,280	918,998
Penske Automotive Group Inc.	26,747	880,511
Regis Corp.	36,294	644,218
Rite Aid Corp.[a,b]	450,983	721,573

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

January 31, 2013

Security	Shares	Value

Sonic Automotive Inc. Class A	23,127	$561,292

		9,027,140
SAVINGS & LOANS — 1.30%
Astoria Financial Corp.	51,579	502,380
BankUnited Inc.	29,200	785,480
Provident Financial Services Inc.	34,187	506,993
Washington Federal Inc.	67,166	1,181,450

		2,976,303
SEMICONDUCTORS — 1.47%
First Solar Inc.[a]	37,956	1,069,600
International Rectifier Corp.[a]	43,589	849,550
Kulicke and Soffa Industries Inc.[a,b]	47,370	536,228
MKS Instruments Inc.	32,987	917,039

		3,372,417
SOFTWARE — 0.73%
ManTech International Corp. Class A	14,973	369,384
SYNNEX Corp.[a,b]	16,733	601,551
Take-Two Interactive Software Inc.[a]	57,241	696,623

		1,667,558
TELECOMMUNICATIONS — 2.67%
Anixter International Inc.	16,928	1,138,916
Cincinnati Bell Inc.[a,b]	125,402	595,659
Comverse Technology Inc.[a,b]	138,307	603,019
EchoStar Corp. Class Aa	24,905	906,044
NII Holdings Inc.[a,b]	108,223	757,561
Telephone & Data Systems Inc.	63,642	1,609,506
Tellabs Inc.	217,864	496,730

		6,107,435
TRANSPORTATION — 2.91%
Atlas Air Worldwide Holdings Inc.[a,b]	16,676	751,921
Bristow Group Inc.	22,740	1,295,725
Matson Inc.	26,844	735,794
Ryder System Inc.	32,112	1,823,319
Ship Finance International Ltd.[b]	30,678	517,231
Tidewater Inc.	31,269	1,537,497

		6,661,487
TRUCKING & LEASING — 0.54%
TAL International Group Inc.	18,860	790,234
Textainer Group Holdings Ltd.[b]	10,582	438,624

		1,228,858

TOTAL COMMON STOCKS
(Cost: $200,139,363)		228,806,705

Security	Shares	Value

SHORT-TERM INVESTMENTS — 7.87%

MONEY MARKET FUNDS — 7.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	16,751,448	$16,751,448
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	1,172,396	1,172,396
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	91,527	91,527

		18,015,371

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,015,371)		18,015,371

TOTAL INVESTMENTS IN SECURITIES — 107.79%
(Cost: $218,154,734)		246,822,076

SHORT POSITIONS[f] — (0.11)%

COMMON STOCKS — (0.11)%
ERA Group Inc.[a]	(12,419)	(253,094)

TOTAL SHORT POSITIONS
(Proceeds: $253,094)		(253,094)
Other Assets, Less Liabilities — (7.68)%		(17,575,697)

NET ASSETS — 100.00%		$228,993,285

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
[f]

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

110

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 0.03%
Spirit AeroSystems Holdings Inc. Class Aa	3,741	$59,632

		59,632
APPAREL — 0.99%
Columbia Sportswear Co.[b]	422	21,560
Deckers Outdoor Corp.[a,b]	1,153	46,062
Nike Inc. Class B	22,621	1,222,665
Under Armour Inc. Class Aa,b	2,450	124,632
VF Corp.	2,724	402,008

		1,816,927
AUTO PARTS & EQUIPMENT — 0.57%
BorgWarner Inc.[a]	3,555	263,710
Fuel Systems Solutions Inc.[a,b]	401	5,887
Johnson Controls Inc.	21,213	659,512
WABCO Holdings Inc.[a]	1,990	124,693

		1,053,802
BANKS — 4.59%
Bank of Hawaii Corp.	1,410	67,807
Bank of New York Mellon Corp. (The)	36,720	997,315
BB&T Corp.	21,685	656,622
Capital One Financial Corp.	18,058	1,017,027
Cathay General Bancorp	2,295	44,546
Comerica Inc.	6,023	206,950
First Horizon National Corp.	7,745	79,077
Heartland Financial USA Inc.	342	8,102
International Bancshares Corp.	1,653	32,316
KeyCorp	29,369	276,069
M&T Bank Corp.	3,541	363,625
Northern Trust Corp.	6,739	346,856
Old National Bancorp	3,162	42,244
PNC Financial Services Group Inc. (The)[c]	16,458	1,017,104
Popular Inc.[a]	3,155	84,680
Regions Financial Corp.	43,934	341,807
State Street Corp.	14,861	827,015
Synovus Financial Corp.	21,673	55,916
U.S. Bancorp	58,852	1,948,001
Umpqua Holdings Corp.	3,396	42,926

		8,456,005
BEVERAGES — 2.19%
Coca-Cola Enterprises Inc.	9,169	319,723
Green Mountain Coffee Roasters Inc.[a,b]	4,124	187,766
PepsiCo Inc.	48,327	3,520,622

		4,028,111
BIOTECHNOLOGY — 2.10%
Biogen Idec Inc.[a]	6,978	1,089,126
Cubist Pharmaceuticals Inc.[a]	1,971	84,832
Gilead Sciences Inc.[a]	46,990	1,853,755

Security	Shares	Value

Illumina Inc.[a,b]	3,828	$193,812
Life Technologies Corp.[a]	5,458	353,078
Vertex Pharmaceuticals Inc.[a]	6,677	298,996

		3,873,599
BUILDING MATERIALS — 0.22%
Apogee Enterprises Inc.	876	21,418
Masco Corp.	11,160	205,232
Owens Corning[a]	3,504	146,012
Simpson Manufacturing Co. Inc.	1,194	38,710

		411,372
CHEMICALS — 2.25%
Air Products and Chemicals Inc.	6,566	574,065
Celanese Corp. Series A	4,963	232,665
Eastman Chemical Co.	4,734	336,824
Ecolab Inc.	9,072	656,813
H.B. Fuller Co.	1,572	61,434
International Flavors & Fragrances Inc.	2,535	178,540
Minerals Technologies Inc.	1,123	46,459
Praxair Inc.	9,267	1,022,799
Rockwood Holdings Inc.	2,331	127,576
Sherwin-Williams Co. (The)	2,717	440,534
Sigma-Aldrich Corp.	3,753	290,219
Valspar Corp. (The)	2,697	178,757
Zoltek Companies Inc.[a]	878	7,156

		4,153,841
COMMERCIAL SERVICES — 1.04%
Automatic Data Processing Inc.	15,027	890,951
Capella Education Co.[a,b]	390	10,655
Convergys Corp.	3,499	59,553
Corporate Executive Board Co. (The)	1,050	52,615
Deluxe Corp.	1,581	58,165
DeVry Inc.	1,796	45,205
ICF International Inc.[a,b]	624	14,283
Iron Mountain Inc.	4,379	149,806
Kelly Services Inc. Class A	924	14,729
Manpower Inc.	2,462	126,793
Monster Worldwide Inc.[a,b]	3,751	21,756
PHH Corp.[a]	1,734	37,940
Quanta Services Inc.[a]	6,499	188,276
R.R. Donnelley & Sons Co.[b]	5,591	51,437
Robert Half International Inc.	4,159	146,563
Team Inc.[a,b]	573	25,103
TrueBlue Inc.[a]	1,267	21,780

		1,915,610
COMPUTERS — 6.00%
Dell Inc.	45,700	605,068
EMC Corp.[a]	65,174	1,603,932
Hewlett-Packard Co.	61,157	1,009,702
IHS Inc. Class Aa	1,745	179,561
Imation Corp.[a]	923	3,424
International Business Machines Corp.	33,713	6,846,099
Lexmark International Inc. Class Ab	2,219	53,389
Seagate Technology PLC	11,127	378,096
Silicon Graphics International Corp.[a]	908	13,202
Super Micro Computer Inc.[a]	899	11,130

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2013

Security	Shares	Value

Teradata Corp.[a]	5,235	$348,965

		11,052,568
COSMETICS & PERSONAL CARE — 4.72%
Avon Products Inc.	13,357	226,802
Colgate-Palmolive Co.	14,728	1,581,345
Estee Lauder Companies Inc. (The) Class A	7,295	444,484
Procter & Gamble Co. (The)	85,628	6,435,801

		8,688,432
DISTRIBUTION & WHOLESALE — 0.74%
Fastenal Co.	8,739	434,153
Genuine Parts Co.	4,828	328,449
LKQ Corp.[a,b]	9,235	206,772
W.W. Grainger Inc.	1,846	402,096

		1,371,470
DIVERSIFIED FINANCIAL SERVICES — 3.71%
American Express Co.	31,683	1,863,277
BlackRock Inc.[c]	4,149	980,326
Charles Schwab Corp. (The)	33,695	556,978
CME Group Inc.	9,792	566,369
Discover Financial Services	15,970	613,088
Franklin Resources Inc.	4,617	631,975
IntercontinentalExchange Inc.[a]	2,259	313,436
Invesco Ltd.	13,860	377,685
Legg Mason Inc.	3,782	104,572
NYSE Euronext Inc.	7,657	264,703
T. Rowe Price Group Inc.	7,868	562,169

		6,834,578
ELECTRIC — 1.23%
Avista Corp.	1,801	46,574
Calpine Corp.[a]	9,441	186,271
CH Energy Group Inc.	454	29,510
Cleco Corp.	1,892	80,883
Consolidated Edison Inc.	9,083	516,641
IDACORP Inc.	1,545	71,703
Integrys Energy Group Inc.	2,448	133,881
ITC Holdings Corp.	1,609	130,329
MDU Resources Group Inc.	5,521	128,750
MGE Energy Inc.	708	37,092
National Fuel Gas Co.	2,212	120,333
Northeast Utilities	9,753	397,240
OGE Energy Corp.	3,075	180,533
Ormat Technologies Inc.	462	9,822
Pepco Holdings Inc.	7,129	139,158
Portland General Electric Co.	2,313	66,429

		2,275,149
ELECTRICAL COMPONENTS & EQUIPMENT — 0.31%
AMETEK Inc.	7,543	309,188
General Cable Corp.[a,b]	1,558	52,380
Hubbell Inc. Class B	1,624	147,865
Molex Inc.	2,095	56,900
SunPower Corp.[a]	1,216	9,473

		575,806

Security	Shares	Value

ELECTRONICS — 0.90%
Agilent Technologies Inc.	10,768	$482,191
Brady Corp. Class A	1,513	52,789
Itron Inc.[a,b]	1,219	56,549
Thermo Fisher Scientific Inc.	11,338	817,923
Waters Corp.[a]	2,730	249,986

		1,659,438
ENERGY — ALTERNATE SOURCES — 0.01%
Clean Energy Fuels Corp.[a,b]	2,142	27,439

		27,439
ENGINEERING & CONSTRUCTION — 0.06%
EMCOR Group Inc.	2,078	75,494
Granite Construction Inc.	1,151	41,850

		117,344
ENTERTAINMENT — 0.03%
Vail Resorts Inc.	1,123	59,351

		59,351
ENVIRONMENTAL CONTROL — 0.08%
Calgon Carbon Corp.[a]	1,728	27,717
Darling International Inc.[a,b]	3,630	61,238
Tetra Tech Inc.[a,b]	1,979	56,718

		145,673
FOOD — 3.11%
Campbell Soup Co.	5,870	215,488
Flowers Foods Inc.	3,834	103,058
General Mills Inc.	20,107	843,287
H.J. Heinz Co.	9,932	602,177
Hain Celestial Group Inc.[a,b]	1,182	67,362
Hillshire Brands Co.	3,701	114,657
J.M. Smucker Co. (The)	3,438	304,710
Kellogg Co.	7,758	453,843
McCormick & Co. Inc. NVS	3,742	233,314
Mondelez International Inc. Class A	52,373	1,455,446
Safeway Inc.[b]	7,491	144,202
Sysco Corp.	18,196	578,087
Tootsie Roll Industries Inc.	590	15,989
United Natural Foods Inc.[a,b]	1,528	82,481
Whole Foods Market Inc.	5,441	523,696

		5,737,797
FOREST PRODUCTS & PAPER — 0.15%
Domtar Corp.	1,091	90,804
MeadWestvaco Corp.	5,422	169,980
Wausau Paper Corp.	1,453	14,050

		274,834
GAS — 0.67%
AGL Resources Inc.	3,669	153,364
Atmos Energy Corp.	2,793	104,346

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2013

Security	Shares	Value

CenterPoint Energy Inc.	12,575	$257,033
New Jersey Resources Corp.	1,291	54,261
NiSource Inc.	8,837	238,864
Northwest Natural Gas Co.	809	36,745
Piedmont Natural Gas Co.	2,222	70,571
Questar Corp.	5,468	127,022
UGI Corp.	3,511	123,728
WGL Holdings Inc.	1,591	66,710

		1,232,644
HAND & MACHINE TOOLS — 0.36%
Lincoln Electric Holdings Inc.	2,449	132,074
Snap-on Inc.	1,800	145,836
Stanley Black & Decker Inc.	4,973	382,076

		659,986
HEALTH CARE — PRODUCTS — 2.61%
Affymetrix Inc.[a,b]	2,077	7,872
Baxter International Inc.	17,006	1,153,687
Becton, Dickinson and Co.	6,184	519,704
Edwards Lifesciences Corp.[a]	3,581	322,039
Henry Schein Inc.[a,b]	2,756	237,953
Hospira Inc.[a]	5,094	173,807
IDEXX Laboratories Inc.[a,b]	1,772	168,712
Invacare Corp.	901	14,173
Medtronic Inc.	31,842	1,483,837
St. Jude Medical Inc.	9,774	397,802
TECHNE Corp.	1,081	77,486
Varian Medical Systems Inc.[a]	3,446	243,460

		4,800,532
HEALTH CARE — SERVICES — 1.20%
Cigna Corp.	8,937	521,385
Health Management Associates Inc. Class Aa,b	7,913	82,612
Humana Inc.	5,034	374,328
Laboratory Corp. of America Holdings[a]	2,990	267,605
Molina Healthcare Inc.[a]	930	26,700
Quest Diagnostics Inc.	4,926	285,462
WellPoint Inc.	10,088	653,904

		2,211,996
HOME BUILDERS — 0.15%
Meritage Homes Corp.[a]	1,051	46,496
PulteGroup Inc.[a,b]	10,729	222,520

		269,016
HOME FURNISHINGS — 0.05%
Harman International Industries Inc.	2,090	93,590

		93,590
HOUSEHOLD PRODUCTS & WARES — 0.91%
Avery Dennison Corp.	3,158	121,615
Clorox Co. (The)	3,834	300,624
Kimberly-Clark Corp.	12,273	1,098,556
Tupperware Brands Corp.	1,734	132,131

Security	Shares	Value

WD-40 Co.	448	$23,932

		1,676,858
INSURANCE — 2.77%
ACE Ltd.	10,518	897,501
Aflac Inc.	14,525	770,697
Chubb Corp. (The)	8,246	662,236
Hartford Financial Services Group Inc. (The)	12,889	319,647
Marsh & McLennan Companies Inc.	16,879	598,867
PartnerRe Ltd.	1,936	169,768
Phoenix Companies Inc. (The)[a,b]	182	4,947
Principal Financial Group Inc.	9,187	284,889
Progressive Corp. (The)	18,016	405,180
StanCorp Financial Group Inc.	1,380	53,668
Travelers Companies Inc. (The)	11,951	937,675

		5,105,075
INTERNET — 5.21%
eBay Inc.[a]	36,016	2,014,375
Google Inc. Class Aa	8,134	6,146,783
Netflix Inc.[a,b]	1,626	268,680
Symantec Corp.[a]	21,738	473,236
Yahoo! Inc.[a]	34,905	685,185

		9,588,259
IRON & STEEL — 0.26%
Nucor Corp.	9,877	454,441
Schnitzer Steel Industries Inc. Class A	746	21,693

		476,134
LEISURE TIME — 0.29%
Harley-Davidson Inc.	7,096	371,972
Royal Caribbean Cruises Ltd.	4,416	159,859

		531,831
LODGING — 0.19%
Choice Hotels International Inc.	919	33,121
Marriott International Inc. Class A	8,039	321,399

		354,520
MACHINERY — 1.58%
Cummins Inc.	5,612	644,426
Deere & Co.	11,567	1,087,992
Gardner Denver Inc.	1,525	107,314
Graco Inc.	1,875	107,250
Kadant Inc.[a,b]	385	10,345
Lindsay Corp.	383	35,635
Middleby Corp. (The)[a,b]	589	83,261
Nordson Corp.	1,800	121,716
Rockwell Automation Inc.	4,396	392,079
Tennant Co.	527	24,263
Wabtec Corp.	1,490	139,494
Xylem Inc.	5,786	161,603

		2,915,378

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2013

Security	Shares	Value

MANUFACTURING — 2.60%
3M Co.	20,392	$2,050,416
A.O. Smith Corp.	1,215	84,175
CLARCOR Inc.	1,576	79,525
Donaldson Co. Inc.	4,359	163,942
Dover Corp.	5,691	393,703
Illinois Tool Works Inc.	13,086	822,193
Ingersoll-Rand PLC	9,559	491,237
Leggett & Platt Inc.	4,364	128,476
Pall Corp.	3,615	246,905
Pentair Ltd. Registered	6,525	330,687

		4,791,259
MEDIA — 3.64%
Cablevision NY Group Class A	5,964	87,313
Discovery Communications Inc. Series Aa	4,529	314,222
Discovery Communications Inc. Series C NVS[a]	2,949	187,881
FactSet Research Systems Inc.[b]	1,316	121,756
John Wiley & Sons Inc. Class A	1,513	57,948
Liberty Global Inc. Series Aa	4,264	291,189
Liberty Global Inc. Series C NVS[a]	3,473	221,438
New York Times Co. (The) Class Aa,b	4,146	36,734
Scholastic Corp.	855	25,359
Scripps Networks Interactive Inc. Class A	2,677	165,358
Time Warner Cable Inc.	9,524	850,874
Time Warner Inc.	29,476	1,489,128
Walt Disney Co. (The)	52,932	2,851,976

		6,701,176
METAL FABRICATE & HARDWARE — 0.10%
Timken Co. (The)	2,573	137,939
Worthington Industries Inc.	1,619	44,490

		182,429
MINING — 0.21%
Alcoa Inc.	33,155	293,090
Compass Minerals International Inc.	1,034	74,500
Horsehead Holding Corp.[a,b]	1,352	13,466

		381,056
OFFICE & BUSINESS EQUIPMENT — 0.23%
Pitney Bowes Inc.[b]	6,238	89,890
Xerox Corp.	40,706	326,055

		415,945
OFFICE FURNISHINGS — 0.10%
Herman Miller Inc.	1,825	45,077
HNI Corp.	1,382	43,630
Interface Inc.	1,962	32,922
Knoll Inc.	1,454	24,107
Steelcase Inc. Class A	2,447	33,353

		179,089
OIL & GAS — 4.26%
Apache Corp.	12,163	1,018,773
Continental Resources Inc.[a]	1,413	117,449

Security	Shares	Value

Denbury Resources Inc.[a]	12,104	$225,498
Devon Energy Corp.	11,919	681,648
Energen Corp.	2,259	108,748
EOG Resources Inc.	8,392	1,048,832
EQT Corp.	4,650	276,256
Hess Corp.	9,528	639,900
Newfield Exploration Co.[a]	4,223	124,578
Noble Corp.	7,842	317,601
Noble Energy Inc.	5,514	594,354
Phillips 66	18,512	1,121,272
Pioneer Natural Resources Co.	3,638	427,611
QEP Resources Inc.	5,489	161,102
Quicksilver Resources Inc.[a,b]	2,895	7,932
Range Resources Corp.	5,033	338,067
Southwestern Energy Co.[a]	10,869	372,807
Ultra Petroleum Corp.[a,b]	4,714	85,889
Whiting Petroleum Corp.[a]	3,631	172,763

		7,841,080
OIL & GAS SERVICES — 1.00%
Cameron International Corp.[a]	7,630	483,055
FMC Technologies Inc.[a]	7,422	351,432
Geospace Technologies Corp.[a]	371	33,449
National Oilwell Varco Inc.	13,225	980,502

		1,848,438
PACKAGING & CONTAINERS — 0.38%
Ball Corp.	4,575	203,679
Bemis Co. Inc.	3,229	115,211
Rock-Tenn Co. Class A	2,192	173,058
Sealed Air Corp.	5,717	107,022
Sonoco Products Co.	3,150	97,619

		696,589
PHARMACEUTICALS — 6.80%
Bristol-Myers Squibb Co.	52,138	1,884,267
Endo Health Solutions Inc.[a]	3,657	115,781
Johnson & Johnson	85,618	6,328,882
Merck & Co. Inc.	94,580	4,090,585
Patterson Companies Inc.	2,708	97,840

		12,517,355
PIPELINES — 0.46%
ONEOK Inc.	6,073	285,492
Spectra Energy Corp.	20,248	562,489

		847,981
REAL ESTATE — 0.22%
CBRE Group Inc. Class Aa	9,652	208,290
Forest City Enterprises Inc. Class Aa	3,761	63,599
Jones Lang LaSalle Inc.	1,366	125,863

		397,752
REAL ESTATE INVESTMENT TRUSTS — 3.27%
American Tower Corp.	12,284	935,427
AvalonBay Communities Inc.	3,478	451,410
Boston Properties Inc.	4,677	492,394

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2013

Security	Shares	Value

Corporate Office Properties Trust[b]	2,493	$65,965
Digital Realty Trust Inc.[b]	3,801	258,126
Duke Realty Corp.	9,767	150,509
Equity Residential	9,977	552,626
HCP Inc.	14,048	651,687
Host Hotels & Resorts Inc.	22,449	376,919
Liberty Property Trust	3,653	143,088
Plum Creek Timber Co. Inc.	5,000	240,900
Potlatch Corp.	1,237	53,673
Prologis Inc.	14,282	569,852
Regency Centers Corp.	2,771	138,079
Vornado Realty Trust[b]	5,207	439,783
Weyerhaeuser Co.	16,663	501,889

		6,022,327
RETAIL — 7.97%
Bed Bath & Beyond Inc.[a]	7,200	422,640
Best Buy Co. Inc.	8,916	144,974
Buckle Inc. (The)[b]	880	41,166
CarMax Inc.[a]	7,106	280,119
Costco Wholesale Corp.	13,430	1,374,426
Darden Restaurants Inc.	3,983	185,210
Fifth & Pacific Companies Inc.[a,b]	3,589	54,194
Foot Locker Inc.	4,678	160,689
GameStop Corp. Class Ab	3,885	90,132
Gap Inc. (The)	9,734	318,107
Home Depot Inc. (The)	46,812	3,132,659
J.C. Penney Co. Inc.[b]	5,045	102,565
Jack in the Box Inc.[a]	1,313	38,116
Kohl’s Corp.	6,937	321,114
McDonald’s Corp.	31,314	2,983,911
Men’s Wearhouse Inc. (The)	1,525	46,284
Nordstrom Inc.	5,006	276,481
Nu Skin Enterprises Inc. Class A	1,677	71,038
Office Depot Inc.[a]	8,731	37,805
OfficeMax Inc.	2,654	28,610
Pep Boys — Manny, Moe & Jack (The)	1,552	17,274
PetSmart Inc.	3,357	219,581
PVH Corp.	2,195	260,920
Staples Inc.	21,242	286,342
Starbucks Corp.	23,610	1,324,993
Target Corp.	19,333	1,167,907
Tiffany & Co.	3,942	259,186
TJX Companies Inc. (The)	22,883	1,033,854

		14,680,297
SAVINGS & LOANS — 0.17%
New York Community Bancorp Inc.	13,706	182,975
People’s United Financial Inc.	10,933	134,585

		317,560
SEMICONDUCTORS — 5.14%
Advanced Micro Devices Inc.[a,b]	18,599	48,357
Analog Devices Inc.	9,281	405,023
Applied Materials Inc.	38,336	494,918
Cree Inc.[a,b]	3,412	147,228
Entegris Inc.[a]	4,204	41,451
First Solar Inc.[a,b]	1,895	53,401
Intel Corp.	155,362	3,268,816
Lam Research Corp.[a]	5,676	233,511

Security	Shares	Value

LSI Corp.[a]	17,355	$122,179
QUALCOMM Inc.	52,894	3,492,591
Texas Instruments Inc.	35,357	1,169,610

		9,477,085
SOFTWARE — 5.18%
Adobe Systems Inc.[a]	15,254	577,059
Advent Software Inc.[a,b]	1,049	25,858
Autodesk Inc.[a]	7,056	274,337
BMC Software Inc.[a,b]	4,967	206,379
CA Inc.	10,221	253,685
Cerner Corp.[a]	4,520	373,126
Compuware Corp.[a]	6,776	78,737
Dun & Bradstreet Corp. (The)	1,397	113,911
Electronic Arts Inc.[a]	9,915	155,963
Microsoft Corp.	234,307	6,436,413
Red Hat Inc.[a]	6,008	333,805
Salesforce.com Inc.[a,b]	4,096	705,045

		9,534,318
STORAGE & WAREHOUSING — 0.01%
Wesco Aircraft Holdings Inc.[a]	695	9,612

		9,612
TELECOMMUNICATIONS — 4.05%
CenturyLink Inc.	19,311	781,130
Cincinnati Bell Inc.[a,b]	5,670	26,932
Cisco Systems Inc.	166,352	3,421,861
Corning Inc.	46,182	554,184
Crown Castle International Corp.[a]	9,090	641,027
Frontier Communications Corp.[b]	30,961	141,492
Leap Wireless International Inc.[a]	1,637	9,462
Motorola Solutions Inc.	7,982	466,069
Plantronics Inc.	1,286	52,880
Polycom Inc.[a]	5,503	60,698
SBA Communications Corp. Class Aa	3,762	262,061
Sprint Nextel Corp.[a]	93,024	523,725
Tellabs Inc.	10,684	24,360
Virgin Media Inc.[b]	7,949	313,111
Windstream Corp.[b]	18,138	176,664

		7,455,656
TEXTILES — 0.10%
Mohawk Industries Inc.[a]	1,831	186,139

		186,139
TOYS, GAMES & HOBBIES — 0.22%
Mattel Inc.	10,558	397,298

		397,298
TRANSPORTATION — 2.46%
Arkansas Best Corp.	746	7,848
C.H. Robinson Worldwide Inc.	5,027	332,536
CSX Corp.	32,255	710,578
Expeditors International of Washington Inc.	6,554	281,167
Genesee & Wyoming Inc. Class Aa,b	1,382	116,889
J.B. Hunt Transport Services Inc.	2,937	197,572

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL INDEX FUND

January 31, 2013

Security	Shares	Value

Kansas City Southern Industries Inc.	3,417	$318,157
Norfolk Southern Corp.	9,911	682,570
Ryder System Inc.	1,582	89,826
United Parcel Service Inc. Class B	22,556	1,788,465

		4,525,608

TOTAL COMMON STOCKS
(Cost: $150,192,132)		183,910,646

SHORT-TERM INVESTMENTS — 1.92%

MONEY MARKET FUNDS — 1.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	3,136,019	3,136,019
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	219,483	219,483
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	178,292	178,292

		3,533,794

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,533,794)		3,533,794

TOTAL INVESTMENTS IN SECURITIES — 101.77%
(Cost: $153,725,926)		187,444,440
Other Assets, Less Liabilities — (1.77)%		(3,261,433)

NET ASSETS — 100.00%		$184,183,007

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

116

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 1.87%
Rockwell Collins Inc.	60,059	$3,536,274

		3,536,274
APPAREL — 2.22%
Nike Inc. Class B	77,655	4,197,253

		4,197,253
AUTO MANUFACTURERS — 0.26%
Ford Motor Co.	37,491	485,508

		485,508
AUTO PARTS & EQUIPMENT — 0.33%
Johnson Controls Inc.	20,164	626,899

		626,899
BANKS — 4.25%
Bank of New York Mellon Corp. (The)	20,187	548,279
BB&T Corp.	12,456	377,168
M&T Bank Corp.	13,009	1,335,894
Northern Trust Corp.	65,575	3,375,145
PNC Financial Services Group Inc. (The)[a]	4,980	307,764
State Street Corp.	10,042	558,837
U.S. Bancorp	45,529	1,507,010

		8,010,097
BEVERAGES — 0.39%
Coca-Cola Enterprises Inc.	11,335	395,251
Green Mountain Coffee Roasters Inc.[b,c]	7,333	333,872

		729,123
BIOTECHNOLOGY — 1.09%
Alexion Pharmaceuticals Inc.[b]	1,725	162,133
Biogen Idec Inc.[b]	1,857	289,841
Gilead Sciences Inc.[b]	29,664	1,170,245
Life Technologies Corp.[b]	4,112	266,005
Vertex Pharmaceuticals Inc.[b]	3,585	160,536

		2,048,760
BUILDING MATERIALS — 0.90%
Masco Corp.	92,134	1,694,344

		1,694,344
CHEMICALS — 3.05%
Air Products and Chemicals Inc.	8,188	715,877
Ecolab Inc.	14,298	1,035,175
Praxair Inc.	5,841	644,671

Security	Shares	Value

Sigma-Aldrich Corp.	43,490	$3,363,082

		5,758,805
COMPUTERS — 9.18%
Accenture PLC Class A	46,142	3,317,149
Apple Inc.	11,001	5,008,865
Dell Inc.	114,821	1,520,230
Hewlett-Packard Co.	62,532	1,032,403
International Business Machines Corp.	31,743	6,446,051

		17,324,698
COSMETICS & PERSONAL CARE — 3.13%
Estee Lauder Companies Inc. (The) Class A	24,514	1,493,638
Procter & Gamble Co. (The)	58,687	4,410,915

		5,904,553
DISTRIBUTION & WHOLESALE — 0.20%
W.W. Grainger Inc.	1,724	375,522

		375,522
DIVERSIFIED FINANCIAL SERVICES — 3.69%
American Express Co.	79,558	4,678,806
Charles Schwab Corp. (The)	14,211	234,908
Franklin Resources Inc.	2,818	385,728
IntercontinentalExchange Inc.[b]	3,696	512,820
Legg Mason Inc.	7,205	199,218
T. Rowe Price Group Inc.	13,296	949,999

		6,961,479
ELECTRIC — 4.93%
Consolidated Edison Inc.	3,238	184,177
NextEra Energy Inc.	82,735	5,961,057
PG&E Corp.	73,868	3,149,732

		9,294,966
ELECTRONICS — 1.99%
Agilent Technologies Inc.	49,207	2,203,489
Tyco International Ltd.	8,308	251,151
Waters Corp.[b,c]	14,142	1,294,983

		3,749,623
FOOD — 5.67%
Campbell Soup Co.	37,760	1,386,170
General Mills Inc.	41,581	1,743,907
H.J. Heinz Co.	41,988	2,545,732
Kellogg Co.	16,906	989,001
McCormick & Co. Inc. NVS	5,002	311,875
Mondelez International Inc. Class A	58,474	1,624,992
Sysco Corp.	22,837	725,531
Whole Foods Market Inc.	14,143	1,361,264

		10,688,472
HEALTH CARE — PRODUCTS — 2.45%
Becton, Dickinson and Co.	31,959	2,685,835
Henry Schein Inc.[b,c]	10,806	932,990

117

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2013

Security	Shares	Value

Medtronic Inc.	21,592	$1,006,187

		4,625,012
HEALTH CARE — SERVICES — 0.53%
Aetna Inc.	10,357	499,518
Cigna Corp.	4,213	245,787
Humana Inc.	3,401	252,898

		998,203
HOUSEHOLD PRODUCTS & WARES — 1.02%
Avery Dennison Corp.	14,132	544,223
Clorox Co. (The)	8,741	685,382
Kimberly-Clark Corp.	7,701	689,317

		1,918,922
INSURANCE — 6.17%
ACE Ltd.	25,388	2,166,358
Aflac Inc.	4,606	244,394
Chubb Corp. (The)	7,862	631,397
Marsh & McLennan Companies Inc.	121,060	4,295,209
Principal Financial Group Inc.	8,090	250,871
Travelers Companies Inc. (The)	51,547	4,044,378

		11,632,607
INTERNET — 2.06%
Google Inc. Class Ab	4,138	3,127,045
Symantec Corp.[b]	25,626	557,878
Yahoo! Inc.[b]	10,458	205,291

		3,890,214
IRON & STEEL — 0.35%
Nucor Corp.	14,334	659,507

		659,507
LODGING — 0.24%
Marriott International Inc. Class A	11,464	458,331

		458,331
MACHINERY — 2.33%
Cummins Inc.	4,754	545,902
Deere & Co.	21,759	2,046,652
Xylem Inc.	64,223	1,793,748

		4,386,302
MANUFACTURING — 3.69%
Eaton Corp. PLC	122,285	6,964,131

		6,964,131
MEDIA — 0.49%
Discovery Communications Inc. Series C NVS[b]	7,040	448,519
Time Warner Cable Inc.	5,239	468,052

		916,571

Security	Shares	Value

OFFICE & BUSINESS EQUIPMENT — 0.49%
Pitney Bowes Inc.[c]	12,646	$182,229
Xerox Corp.	93,306	747,381

		929,610
OIL & GAS — 5.58%
Apache Corp.	5,231	438,149
Cimarex Energy Co.	3,092	197,455
Concho Resources Inc.[b]	2,026	184,812
Denbury Resources Inc.[b,c]	77,587	1,445,446
Devon Energy Corp.	22,938	1,311,824
EOG Resources Inc.	5,586	698,138
EQT Corp.	3,931	233,541
Hess Corp.	24,101	1,618,623
Marathon Oil Corp.	13,333	448,122
Newfield Exploration Co.[b]	13,368	394,356
Noble Corp.	34,228	1,386,234
Noble Energy Inc.	2,286	246,408
Pioneer Natural Resources Co.	4,805	564,780
QEP Resources Inc.	15,197	446,032
Range Resources Corp.	2,567	172,425
Southwestern Energy Co.[b]	16,278	558,335
Ultra Petroleum Corp.[b,c]	9,925	180,834

		10,525,514
OIL & GAS SERVICES — 0.30%
National Oilwell Varco Inc.	4,695	348,087
Superior Energy Services Inc.[b]	8,809	219,961

		568,048
PACKAGING & CONTAINERS — 1.83%
Ball Corp.	77,593	3,454,440

		3,454,440
PHARMACEUTICALS — 3.49%
Johnson & Johnson	19,729	1,458,368
Merck & Co. Inc.	63,234	2,734,870
Patterson Companies Inc.	66,087	2,387,723

		6,580,961
PIPELINES — 2.17%
Spectra Energy Corp.	147,558	4,099,161

		4,099,161
REAL ESTATE — 0.95%
CBRE Group Inc. Class Ab	82,785	1,786,500

		1,786,500
REAL ESTATE INVESTMENT TRUSTS — 3.06%
Digital Realty Trust Inc.[c]	2,722	184,851
Liberty Property Trust[c]	63,886	2,502,414
Prologis Inc.	77,242	3,081,956

		5,769,221

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT SOCIAL INDEX FUND

January 31, 2013

Security	Shares	Value

RETAIL — 6.76%
Best Buy Co. Inc.	10,279	$167,137
CarMax Inc.[b,c]	6,214	244,956
Darden Restaurants Inc.	3,765	175,072
Gap Inc. (The)	61,440	2,007,859
McDonald’s Corp.	27,667	2,636,388
Nordstrom Inc.	21,391	1,181,425
PVH Corp.	5,595	665,078
Staples Inc.	29,538	398,172
Starbucks Corp.	39,658	2,225,607
Tiffany & Co.	16,428	1,080,141
TJX Companies Inc. (The)	43,720	1,975,270

		12,757,105
SEMICONDUCTORS — 3.32%
Applied Materials Inc.	43,490	561,456
Intel Corp.	128,513	2,703,914
QUALCOMM Inc.	23,270	1,536,518
Texas Instruments Inc.	44,343	1,466,866

		6,268,754
SOFTWARE — 4.67%
Adobe Systems Inc.[b]	17,873	676,135
Autodesk Inc.[b]	17,434	677,834
CA Inc.	30,152	748,373
Intuit Inc.	17,944	1,119,347
Microsoft Corp.	77,749	2,135,765
Oracle Corp.	80,362	2,853,655
Salesforce.com Inc.[b,c]	3,497	601,938

		8,813,047
TELECOMMUNICATIONS — 2.35%
Cisco Systems Inc.	120,241	2,473,357
Corning Inc.	25,280	303,360
Motorola Solutions Inc.	16,120	941,247
Sprint Nextel Corp.[b]	126,582	712,657

		4,430,621
TEXTILES — 0.33%
Mohawk Industries Inc.[b,c]	6,176	627,852

		627,852
TOYS, GAMES & HOBBIES — 0.30%
Mattel Inc.	15,259	574,196

		574,196
TRANSPORTATION — 1.76%
Expeditors International of Washington Inc.	10,329	443,114
Norfolk Southern Corp.	25,738	1,772,576
United Parcel Service Inc. Class B	13,816	1,095,471

		3,311,161

TOTAL COMMON STOCKS
(Cost: $160,414,601)		188,332,367

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.58%

MONEY MARKET FUNDS — 1.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[a,d,e]	2,572,709	$2,572,709
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[a,d,e]	180,058	180,058
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[a,d]	217,907	217,907

		2,970,674

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,970,674)		2,970,674

TOTAL INVESTMENTS IN SECURITIES — 101.42%
(Cost: $163,385,275)		191,303,041
Other Assets, Less Liabilities — (1.42)%		(2,670,766)

NET ASSETS — 100.00%		$188,632,275

NVS	— Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

119

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Fund
Cohen & Steers Realty Majors Index
Dow Jones International Select Dividend Index
Dow Jones Select Dividend Index
Dow Jones Transportation Average Index
Dow Jones U.S. Index
Dow Jones U.S. Aerospace & Defense Index
Dow Jones U.S. Basic Materials Sector Index
Dow Jones U.S. Broker-Dealers Index
Dow Jones U.S. Consumer Goods Sector Index
Dow Jones U.S. Consumer Services Sector Index
Dow Jones U.S. Energy Sector Index
Dow Jones U.S. Financial Sector Index
Dow Jones U.S. Financial Services Index
Dow Jones U.S. Healthcare Providers Index
Dow Jones U.S. Healthcare Sector Index
Dow Jones U.S. Home Construction Index

iShares Fund
Dow Jones U.S. Technology Sector Index
Dow Jones U.S. Telecommunications Sector Index
Dow Jones U.S. Utilities Sector Index
FTSE EPRA/NAREIT Developed Asia Index
FTSE EPRA/NAREIT Developed Europe Index
FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index
FTSE EPRA/NAREIT North America Index
FTSE NAREIT Industrial/Office Capped Index
FTSE NAREIT Mortgage Plus Capped Index
FTSE NAREIT Real Estate 50 Index
FTSE NAREIT Residential Plus Capped Index
FTSE NAREIT Retail Capped Index
High Dividend Equity
Morningstar Large Core Index
Morningstar Large Growth Index
Morningstar Large Value Index

1

Notes to Schedules of Investments (Unaudited (Continued)

iSHARES® TRUST

iShares Fund
Dow Jones U.S. Industrial Sector Index
Dow Jones U.S. Insurance Index
Dow Jones U.S. Medical Devices Index
Dow Jones U.S. Oil & Gas Exploration & Production Index
Dow Jones U.S. Oil Equipment & Services Index
Dow Jones U.S. Pharmaceuticals Index
Dow Jones U.S. Real Estate Index
Dow Jones U.S. Regional Banks Index

iShares Fund
Morningstar Mid Core Index
Morningstar Mid Growth Index
Morningstar Mid Value Index
Morningstar Small Core Index
Morningstar Small Growth Index
Morningstar Small Value Index
MSCI KLD 400 Social Index
MSCI USA ESG Select Social Index

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

2

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

3

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 —Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Cohen & Steers Realty Majors Index
Assets:
Common Stocks	$2,831,470,643	$—	$—	$2,831,470,643
Short-Term Investments	365,112,121	—	—	365,112,121

	$3,196,582,764	$—	$—	$3,196,582,764

Dow Jones International Select Dividend Index
Assets:
Common Stocks	$1,654,720,055	$—	$—	$1,654,720,055
Preferred Stocks	14,740,552	—	—	14,740,552
Short-Term Investments	3,613,529	—	—	3,613,529

	$1,673,074,136	$—	$—	$1,673,074,136

Dow Jones Select Dividend Index
Assets:
Common Stocks	$10,876,538,746	$—	$—	$10,876,538,746
Short-Term Investments	394,412,231	—	—	394,412,231
Futures Contracts[a]	2,365,500	—	—	2,365,500

	$11,273,316,477	$—	$—	$11,273,316,477

Dow Jones Transportation Average Index
Assets:
Common Stocks	$664,205,785	$—	$—	$664,205,785
Short-Term Investments	33,608,739	—	—	33,608,739

	$697,814,524	$—	$—	$697,814,524

Dow Jones U.S. Index
Assets:
Common Stocks	$645,085,213	$—	$—	$645,085,213
Short-Term Investments	14,131,879	—	—	14,131,879

	$659,217,092	$—	$—	$659,217,092

Dow Jones U.S. Aerospace & Defense Index
Assets:
Common Stocks	$79,306,144	$—	$—	$79,306,144
Short-Term Investments	6,597,172	—	—	6,597,172

	$85,903,316	$—	$—	$85,903,316

4

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Dow Jones U.S. Basic Materials Sector Index
Assets:

Common Stocks	$608,283,455	$—	$—	$608,283,455
Short-Term Investments	35,630,798	—	—	35,630,798

	$643,914,253	$—	$—	$643,914,253

Dow Jones U.S. Broker-Dealers Index
Assets:
Common Stocks	$54,757,325	$—	$—	$54,757,325
Short-Term Investments	4,474,517	—	—	4,474,517

	$59,231,842	$—	$—	$59,231,842

Dow Jones U.S. Consumer Goods Sector Index
Assets:
Common Stocks	$389,065,143	$—	$—	$389,065,143
Short-Term Investments	10,287,736	—	—	10,287,736

	$399,352,879	$—	$—	$399,352,879

Dow Jones U.S. Consumer Services Sector Index
Assets:
Common Stocks	$359,308,671	$—	$—	$359,308,671
Short-Term Investments	7,963,372	—	—	7,963,372

	$367,272,043	$—	$—	$367,272,043

Dow Jones U.S. Energy Sector Index
Assets:
Common Stocks	$1,172,711,116	$—	$—	$1,172,711,116
Short-Term Investments	28,132,291	—	—	28,132,291

	$1,200,843,407	$—	$—	$1,200,843,407

Dow Jones U.S. Financial Sector Index
Assets:
Common Stocks	$776,295,015	$—	$—	$776,295,015
Short-Term Investments	28,934,155	—	—	28,934,155

	$805,229,170	$—	$—	$805,229,170

Dow Jones U.S. Financial Services Index
Assets:
Common Stocks	$454,774,468	$—	$—	$454,774,468
Short-Term Investments	5,185,808	—	—	5,185,808

	$459,960,276	$—	$—	$459,960,276

Dow Jones U.S. Healthcare Providers Index
Assets:
Common Stocks	$239,261,429	$—	$—	$239,261,429
Short-Term Investments	20,087,404	—	—	20,087,404

	$259,348,833	$—	$—	$259,348,833

Dow Jones U.S. Healthcare Sector Index
Assets:
Common Stocks	$770,701,880	$—	$—	$770,701,880
Short-Term Investments	24,787,891	—	—	24,787,891

	$795,489,771	$—	$—	$795,489,771

Dow Jones U.S. Home Construction Index
Assets:
Common Stocks	$2,245,925,181	$—	$—	$2,245,925,181
Short-Term Investments	194,714,044	—	—	194,714,044

	$2,440,639,225	$—	$—	$2,440,639,225

Dow Jones U.S. Industrial Sector Index
Assets:
Common Stocks	$790,277,290	$—	$—	$790,277,290
Short-Term Investments	25,115,536	—	—	25,115,536

	$815,392,826	$—	$—	$815,392,826

5

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Dow Jones U.S. Insurance Index
Assets:
Common Stocks	$92,831,119	$—	$—	$92,831,119
Short-Term Investments	3,316,616	—	—	3,316,616

	$96,147,735	$—	$—	$96,147,735

Dow Jones U.S. Medical Devices Index
Assets:
Common Stocks	$325,867,759	$—	$—	$325,867,759
Short-Term Investments	33,356,931	—	—	33,356,931

	$359,224,690	$—	$—	$359,224,690

Dow Jones U.S. Oil & Gas Exploration & Production Index
Assets:
Common Stocks	$315,507,582	$—	$—	$315,507,582
Short-Term Investments	15,367,995	—	—	15,367,995

	$330,875,577	$—	$—	$330,875,577

Dow Jones U.S. Oil Equipment & Services Index
Assets:
Common Stocks	$369,932,856	$—	$—	$369,932,856
Short-Term Investments	17,027,010	—	—	17,027,010

	$386,959,866	$—	$—	$386,959,866

Dow Jones U.S. Pharmaceuticals Index
Assets:
Common Stocks	$350,051,127	$—	$—	$350,051,127
Short-Term Investments	50,244,968	—	—	50,244,968

	$400,296,095	$—	$—	$400,296,095

Dow Jones U.S. Real Estate Index
Assets:
Common Stocks	$4,485,523,762	$—	$—	$4,485,523,762
Short-Term Investments	618,357,496	—	—	618,357,496

	$5,103,881,258	$—	$—	$5,103,881,258

Dow Jones U.S. Regional Banks Index
Assets:
Common Stocks	$282,726,573	$—	$—	$282,726,573
Short-Term Investments	5,795,319	—	—	5,795,319

	$288,521,892	$—	$—	$288,521,892

Dow Jones U.S. Technology Sector Index
Assets:
Common Stocks	$1,847,715,253	$—	$—	$1,847,715,253
Short-Term Investments	56,140,439	—	—	56,140,439

	$1,903,855,692	$—	$—	$1,903,855,692

Dow Jones U.S. Telecommunications Sector Index
Assets:
Common Stocks	$455,087,180	$—	$—	$455,087,180
Short-Term Investments	61,856,121	—	—	61,856,121

	$516,943,301	$—	$—	$516,943,301

Dow Jones U.S. Utilities Sector Index
Assets:
Common Stocks	$923,249,151	$—	$—	$923,249,151
Short-Term Investments	2,950,885	—	—	2,950,885

	$926,200,036	$—	$—	$926,200,036

6

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

FTSE EPRA/NAREIT Developed Asia Index
Assets:
Common Stocks	$37,492,539	$—	$7	$37,492,546
Short-Term Investments	1,071,508	—	—	1,071,508

	$38,564,047	$—	$7	$38,564,054

FTSE EPRA/NAREIT Developed Europe Index
Assets:
Common Stocks	$13,728,455	$—	$—	$13,728,455
Investment Companies	182,925	—	—	182,925
Warrants	—	—	0[b]	0[b]
Short-Term Investments	50,724	—	—	50,724

	$13,962,104	$—	$0[b]	$13,962,104

FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index
Assets:
Common Stocks	$1,610,988,110	$—	$90	$1,610,988,200
Investment Companies	5,402,303	—	—	5,402,303
Warrants	—	—	0[b]	0[b]
Short-Term Investments	21,055,514	—	—	21,055,514

	$1,637,445,927	$—	$90	$1,637,446,017

FTSE EPRA/NAREIT North America Index
Assets:
Common Stocks	$22,183,468	$—	$—	$22,183,468
Short-Term Investments	2,214,364	—	—	2,214,364

	$24,397,832	$—	$—	$24,397,832

FTSE NAREIT Industrial/Office Capped Index
Assets:
Common Stocks	$10,619,189	$—	$0[b]	$10,619,189
Short-Term Investments	1,278,305	—	—	1,278,305

	$11,897,494	$—	$0[b]	$11,897,494

FTSE NAREIT Mortgage Plus Capped Index
Assets:
Common Stocks	$1,004,237,787	$—	$—	$1,004,237,787
Short-Term Investments	75,642,138	—	—	75,642,138

	$1,079,879,925	$—	$—	$1,079,879,925

FTSE NAREIT Real Estate 50 Index
Assets:
Common Stocks	$80,214,852	$—	$—	$80,214,852
Short-Term Investments	8,945,078	—	—	8,945,078

	$89,159,930	$—	$—	$89,159,930

FTSE NAREIT Residential Plus Capped Index
Assets:
Common Stocks	$280,295,310	$—	$—	$280,295,310
Short-Term Investments	36,443,317	—	—	36,443,317

	$316,738,627	$—	$—	$316,738,627

FTSE NAREIT Retail Capped Index
Assets:
Common Stocks	$18,285,749	$—	$—	$18,285,749
Short-Term Investments	3,015,740	—	—	3,015,740

	$21,301,489	$—	$—	$21,301,489

High Dividend Equity
Assets:
Common Stocks	$2,302,101,750	$—	$—	$2,302,101,750
Short-Term Investments	7,387,349	—	—	7,387,349

	$2,309,489,099	$—	$—	$2,309,489,099

7

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Morningstar Large Core Index
Assets:
Common Stocks	$304,099,763	$—	$—	$304,099,763
Short-Term Investments	2,353,583	—	—	2,353,583

	$306,453,346	$—	$—	$306,453,346

Morningstar Large Growth Index
Assets:
Common Stocks	$452,740,256	$—	$—	$452,740,256
Short-Term Investments	12,131,506	—	—	12,131,506

	$464,871,762	$—	$—	$464,871,762

Morningstar Large Value Index
Assets:
Common Stocks	$251,183,783	$—	$—	$251,183,783
Short-Term Investments	1,985,797	—	—	1,985,797

	$253,169,580	$—	$—	$253,169,580

Morningstar Mid Core Index
Assets:
Common Stocks	$173,827,068	$—	$—	$173,827,068
Short-Term Investments	6,311,655	—	—	6,311,655

	$180,138,723	$—	$—	$180,138,723

Morningstar Mid Growth Index
Assets:
Common Stocks	$159,722,499	$—	$—	$159,722,499
Short-Term Investments	10,571,617	—	—	10,571,617

	$170,294,116	$—	$—	$170,294,116

Morningstar Mid Value Index
Assets:
Common Stocks	$106,346,416	$—	$—	$106,346,416
Short-Term Investments	3,034,935	—	—	3,034,935

	$109,381,351	$—	$—	$109,381,351

Morningstar Small Core Index
Assets:
Common Stocks	$152,308,059	$—	$—	$152,308,059
Short-Term Investments	13,386,935	—	—	13,386,935

	$165,694,994	$—	$—	$165,694,994

Morningstar Small Growth Index
Assets:
Common Stocks	$89,417,552	$—	$—	$89,417,552
Short-Term Investments	12,130,455	—	—	12,130,455

	$101,548,007	$—	$—	$101,548,007

Morningstar Small Value Index
Assets:
Common Stocks	$228,806,705	$—	$—	$228,806,705
Short-Term Investments	18,015,371	—	—	18,015,371
Liabilities:
Short Positions	$(253,094)	$—	$—	$(253,094)

	$246,568,982	$—	$—	$246,568,982

MSCI KLD 400 Social Index
Assets:
Common Stocks	$183,910,646	$—	$—	$183,910,646
Short-Term Investments	3,533,794	—	—	3,533,794

	$187,444,440	$—	$—	$187,444,440

8

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI USA ESG Select Social Index
Assets:
Common Stocks	$188,332,367	$—	$—	$188,332,367
Short-Term Investments	2,970,674	—	—	2,970,674

	$191,303,041	$—	$—	$191,303,041

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

9

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers Realty Majors Index	$3,092,642,538	$310,305,378	$(206,365,152)	$103,940,226
Dow Jones International Select Dividend Index	1,542,284,552	192,138,787	(61,349,203)	130,789,584
Dow Jones Select Dividend Index	10,023,760,242	1,579,749,384	(332,558,649)	1,247,190,735
Dow Jones Transportation Average Index	697,204,995	20,614,613	(20,005,084)	609,529
Dow Jones U.S. Index	595,931,217	128,753,436	(65,467,561)	63,285,875
Dow Jones U.S. Aerospace & Defense Index	95,616,648	4,643,242	(14,356,574)	(9,713,332)
Dow Jones U.S. Basic Materials Sector Index	773,140,724	32,404,909	(161,631,380)	(129,226,471)
Dow Jones U.S. Broker-Dealers Index	70,116,739	1,426,531	(12,311,428)	(10,884,897)
Dow Jones U.S. Consumer Goods Sector Index	369,469,040	48,492,442	(18,608,603)	29,883,839
Dow Jones U.S. Consumer Services Sector Index	335,245,061	50,932,382	(18,905,400)	32,026,982
Dow Jones U.S. Energy Sector Index	1,203,457,643	85,827,951	(88,442,187)	(2,614,236)
Dow Jones U.S. Financial Sector Index	858,968,523	38,488,970	(92,228,323)	(53,739,353)
Dow Jones U.S. Financial Services Index	490,815,811	18,277,891	(49,133,426)	(30,855,535)
Dow Jones U.S. Healthcare Providers Index	260,250,645	14,795,770	(15,697,582)	(901,812)
Dow Jones U.S. Healthcare Sector Index	777,809,261	80,040,509	(62,359,999)	17,680,510
Dow Jones U.S. Home Construction Index	2,026,985,824	431,177,598	(17,524,197)	413,653,401
Dow Jones U.S. Industrial Sector Index	819,875,925	38,048,672	(42,531,771)	(4,483,099)
Dow Jones U.S. Insurance Index	88,329,268	10,757,995	(2,939,528)	7,818,467
Dow Jones U.S. Medical Devices Index	364,763,770	23,265,106	(28,804,186)	(5,539,080)
Dow Jones U.S. Oil & Gas Exploration & Production Index	358,834,948	33,277,003	(61,236,374)	(27,959,371)
Dow Jones U.S. Oil Equipment & Services Index	420,786,777	18,587,193	(52,414,104)	(33,826,911)
Dow Jones U.S. Pharmaceuticals Index	372,581,098	43,634,863	(15,919,866)	27,714,997
Dow Jones U.S. Real Estate Index	5,157,123,828	101,124,939	(154,367,509)	(53,242,570)
Dow Jones U.S. Regional Banks Index	304,855,123	3,494,332	(19,827,563)	(16,333,231)
Dow Jones U.S. Technology Sector Index	1,974,134,912	112,371,559	(182,650,779)	(70,279,220)
Dow Jones U.S. Telecommunications Sector Index	579,459,681	18,521,130	(81,037,510)	(62,516,380)
Dow Jones U.S. Utilities Sector Index	927,472,426	65,743,213	(67,015,603)	(1,272,390)
FTSE EPRA/NAREIT Developed Asia Index	35,398,476	4,807,553	(1,641,975)	3,165,578
FTSE EPRA/NAREIT Developed Europe Index	14,581,622	905,263	(1,524,781)	(619,518)
FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index	1,380,695,267	299,435,256	(42,684,506)	256,750,750
FTSE EPRA/NAREIT North America Index	23,113,671	1,811,623	(527,462)	1,284,161
FTSE NAREIT Industrial/Office Capped Index	10,068,446	2,353,080	(524,032)	1,829,048
FTSE NAREIT Mortgage Plus Capped Index	1,043,320,682	77,810,512	(41,251,269)	36,559,243
FTSE NAREIT Real Estate 50 Index	81,918,270	9,369,648	(2,127,988)	7,241,660
FTSE NAREIT Residential Plus Capped Index	295,342,867	25,351,976	(3,956,216)	21,395,760
FTSE NAREIT Retail Capped Index	20,250,453	1,132,456	(81,420)	1,051,036
High Dividend Equity	2,149,734,028	180,807,113	(21,052,042)	159,755,071
Morningstar Large Core Index	264,149,175	44,533,554	(2,229,383)	42,304,171
Morningstar Large Growth Index	359,572,964	108,339,514	(3,040,716)	105,298,798
Morningstar Large Value Index	242,605,103	33,615,141	(23,050,664)	10,564,477
Morningstar Mid Core Index	157,396,272	25,352,216	(2,609,765)	22,742,451
Morningstar Mid Growth Index	143,994,863	29,536,635	(3,237,382)	26,299,253
Morningstar Mid Value Index	100,080,338	15,290,838	(5,989,825)	9,301,013
Morningstar Small Core Index	147,428,005	20,564,165	(2,297,176)	18,266,989
Morningstar Small Growth Index	91,213,645	14,615,801	(4,281,439)	10,334,362
Morningstar Small Value Index	220,254,546	32,332,755	(5,765,225)	26,567,530
MSCI KLD 400 Social Index	156,496,879	38,989,024	(8,041,463)	30,947,561
MSCI USA ESG Select Social Index	165,277,113	31,736,603	(5,710,675)	26,025,928

10

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the nine months ended January 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones Select Dividend
Avista Corp.	2,839,151	784,523	(430,174)	3,193,500	$82,583,910	$2,564,763	$(83,462)
Bank of Hawaii Corp.	2,809,720	442,561	(490,813)	2,761,468	132,798,996	3,920,758	606,935
Black Hills Corp.	2,880,998	465,500	(650,915)	2,695,583	108,766,774	3,348,905	1,738,836

11

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Deluxe Corp.[a]	2,973,774	456,290	(1,259,808)	2,170,256	79,843,718	2,314,694	10,541,385
Meredith Corp.	—	2,900,955	(13,481)	2,887,474	104,699,807	—	(3,529)
New Jersey Resources Corp.	2,018,280	942,501	(312,297)	2,648,484	111,315,783	2,477,194	1,499,072
Universal Corp.	2,873,211	447,676	(679,081)	2,641,806	143,661,410	4,219,753	3,984,112
UNS Energy Corp.[b]	2,973,385	460,897	(768,618)	2,665,664	120,727,923	3,939,941	4,284,357
Watsco Inc.	2,230,049	351,154	(392,836)	2,188,367	164,893,453	15,087,919	9,169,581

					$1,049,291,774	$37,873,927	$31,737,287

Dow Jones U.S.
BlackRock Inc.	4,610	1,288	(753)	5,145	$1,215,661	$20,976	$(1,124)
PNC Financial Services Group Inc. (The)	23,876	702	(2,970)	21,608	1,335,374	26,382	13,201

					$2,551,035	$47,358	$12,077

Dow Jones U.S. Financial Sector
BlackRock Inc.	22,666	23,448	(11,123)	34,991	$8,267,673	$101,762	$(78,929)
PNC Financial Services Group Inc. (The)	117,385	86,040	(55,928)	147,497	9,115,315	134,778	(78,293)

					$17,382,988	$236,540	$(157,222)

Dow Jones U.S. Financial Services
BlackRock Inc.	22,990	24,512	(10,967)	36,535	$8,632,490	$96,788	$60,489
PNC Financial Services Group Inc. (The)	119,106	85,671	(50,784)	153,993	9,516,767	129,936	80,378

					$18,149,257	$226,724	$140,867

12

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Dow Jones U.S. Home Construction
Cavco Industries Inc.	266,981	475,751	(279,815)	462,917	$24,006,876	$—	$269,153
M/I Homes Inc.	1,072,675	1,519,897	(1,179,560)	1,413,012	38,490,447	—	3,559,711

					$62,497,323	$—	$3,828,864

Dow Jones U.S. Regional Banks
PNC Financial Services Group Inc. (The)	266,465	311,720	(78,012)	500,173	$30,910,691	$337,668	$(198,632)

FTSE NAREIT Mortgage Plus Capped
PennyMac Mortgage Investment Trust	238,071	1,122,575	(405,404)	955,242	$25,409,437	$1,008,760	$862,029

Morningstar Large Core
BlackRock Inc.	—	11,453	(726)	10,727	$2,534,575	$28,083	$8,254

Morningstar Large Growth
BlackRock Inc.	13,775	115	(13,890)	—	$—	$20,075	$(277,672)

Morningstar Large Value
PNC Financial Services Group Inc. (The)	38,722	1,698	(6,411)	34,009	$2,101,756	$42,702	$14,972

MSCI KLD 400 Social
BlackRock Inc.	3,127	1,341	(319)	4,149	$980,326	$18,110	$6,561
PNC Financial Services Group Inc. (The)	15,782	1,970	(1,294)	16,458	1,017,104	19,218	9,459

					$1,997,430	$37,328	$16,020

MSCI USA ESG Select Social
PNC Financial Services Group Inc. (The)	5,001	620	(641)	4,980	$307,764	$5,986	$11,364

[a]	As of January 31, 2013, the Fund held less than 5% of the outstanding voting shares of the issuer.
[b]	Formerly known as UniSource Energy Corp.

13

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

14

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	March 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 27, 2013